Prospectus

ELITEDESIGNS® VARIABLE ANNUITY
May 1, 2018

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC

6915	32-69152-00 2018/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the "Separate Account"). Each Subaccount invests in a corresponding mutual fund (each, an "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.

 The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2018

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2018/05/01

•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)
•	Deutsche Small Mid Cap Value VIP
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi‑Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)
•	Ivy VIP Global Growth
•	Ivy VIP Growth

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•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)
•	Janus Henderson VIT Forty (formerly Janus Aspen Forty)
•	Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)
•	Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)
•	Janus Henderson VIT Research (formerly Janus Aspen Research)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Sustainable Equity
    (formerly Neuberger Berman AMT Socially Responsive)
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Multi-Asset Absolute Return (formerly Putnam VT Absolute Return 500)
•	Rational Dynamic Momentum VA
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy

3

•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Rampart Equity Trend Series[2] (formerly Virtus Equity Trend Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond
1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

2
The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

4

Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2018, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 58 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Page
Other Tax Considerations	52
Other Information	53
Investment Advisory Fees	53
Voting of Underlying Fund Shares	53
Changes to Investments	54
Changes to Comply with Law and Amendments	54
Reports to Owners	55
Electronic Privileges	55
State Variations	55
Legal Proceedings	55
Legal Matters	56
Sale of the Contract	56
Performance Information	57
Additional Information	58
Registration Statement	58
Financial Statements	58
Table of Contents for Statement of Additional Information	58
Objectives for Underlying Funds	59
Appendix A – Condensed Financial Information
Appendix B – Rider Available for Purchase Only Prior to February 1, 2010
7

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity ("annuity") — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company – Security Benefit Life Insurance Company. The Company is also identified herein as "we," "our," or "us."
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

8

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date ends at the close of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge" or a "CDSC") or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount's average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary

9

information to issue a Contract and apply the Purchase Payment to your Contract. Please see "Purchase Payments" for more information about our process for handling incomplete applications.
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under "Optional Riders."
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges."
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.

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Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge" or "CDSC") and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See "Mortality and Expense Risk Charge."
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

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The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See "Optional Rider Charges" for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will
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generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.
Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5‑year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.65%	0.65%
Maximum Annual Charge for Optional Riders[3] (as a percentage of Contract Value)	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under "Mortality and Expense Risk Charge."
2   The administration charge differs by Subaccount and currently ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."
3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The "Maximum Annual Charge for Optional Riders" assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.14%	24.65%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.14%	2.20%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$864	$4,865	$7,341	$10,255
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$412	$4,677	$7,302	$10,255
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$432	$4,711	$7,331	$10,255

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Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$664	$931	$1,198	$2,369
If you do not surrender or you annuitize your Contract at the end of the applicable time period	$207	$640	$1,098	$2,369
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$227	$700	$1,200	$2,575

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company's indirect parent, Eldridge Industries, LLC owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors.

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The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Changes to Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund's overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds' investment objectives, strategies, and risks, please refer to the Underlying Funds' prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may
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obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary for, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund's investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."

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Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC ("SE2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit or the Guaranteed Minimum Income Benefit), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non‑cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or both of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

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In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.
See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner's death.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner's date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Extra Credit — Under this rider, we will add a bonus, or "Credit Enhancement," of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See "Death Benefit" and "Return of Premium Death Benefit."
•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See "Free-Look Right."
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet "vested." An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

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We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order; in this regard, "good order" means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute
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the requisite order(s). The application form will be provided by the Company. If you submit your application and/or the initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, "good order" means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s). Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an "Automatic Allocation Program") by telephone provided the proper form is properly completed, signed, and received at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automatic Allocation Program proportionally to the other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts. See "Closed Subaccounts" below.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount, (a "Closed Subaccount"), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts and the effective date on which the Subaccounts were closed or will close.
The BlackRock Global Opportunities V.I. Subaccount (the "BlackRock Subaccount") closed on May 1, 2017. If you had Contract Value in the BlackRock Global Opportunities V.I. Subaccount (the "BlackRock Subaccount")

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on May 1, 2017, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 29, 2018. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The Virtus Rampart Equity Trend Series Subaccount (the "Virtus Subaccount") will close on or about June 22, 2018. If you have Contract Value in the Virtus Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the Virtus Subaccount. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. After the Virtus Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Virtus Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that effective date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
If you allocate a Purchase Payment to the PIMCO VIT Low Duration Subaccount – Administrative Class or the PIMCO VIT Real Return Subaccount – Administrative Class, we will allocate the applicable portion of the Purchase Payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount or the PIMCO VIT Real Return Subaccount, respectively. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

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Closed Subaccounts	Effective Date
PIMCO VIT Low Duration – Administrative Class	April 4, 2011
PIMCO VIT Real Return – Administrative Class	April 4, 2011
American Century VP Mid Cap Value	May 1, 2015

BlackRock Global Opportunities V.I.	May 1, 2017
Virtus Rampart Equity Trend Series	June 22, 2018

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value
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at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, a transfer request will not be processed until it is in good order. In this regard, "good order" means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds,

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the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

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Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche International Growth VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

28

Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Multi-Asset Absolute Return
30 days
Rational Dynamic Momentum VA	30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid‑Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Rampart Equity Trend Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse
29

payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may
30

disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any application requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals."
Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests
31

is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See "Cut-Off Times."
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as "cut-off times." Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received by 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is

32

received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." In addition, a withdrawal will not be processed until it is in good order. In this regard, "good order" means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner's signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

33

For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties.
34

Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal

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marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge" or "CDSC") on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under "Mortality and Expense Risk Charge" below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0‑year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount's average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0‑year withdrawal charge schedule or 0.00% for the 5‑year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determi-

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nation of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

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Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1
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through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have

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been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under
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this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that
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the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

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Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans —
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters." If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

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Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

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Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons," "Diversification Standards," and "Owner Control." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to

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any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any

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optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

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Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.
Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See "Section 403(b)."
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2018).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single taxpayer in 2018). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000 (for 2018). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

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In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income for 2018 ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or
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transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

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Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise, endorse, or perform due diligence on the qualifications of those investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. The investment advisory fee is not set by us and is strictly independent of us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. In addition, any withdrawal to pay investment advisory fees will reduce your Contract Value and will be subject to your withdrawal charge schedule if you selected the 5-year withdrawal charge schedule (unless your adviser has entered into a variable annuity adviser agreement with us). If you elect the Return of Premium Death Benefit Rider, any withdrawal to pay your investment advisory fees will reduce your potential death benefit (perhaps significantly). See "The Contract—Return of Premium Death Benefit" and "—Full and Partial Withdrawals." If you elect the 3% Extra Credit Rider, we may recapture all or part of any Credit Enhancement that has not yet vested if you make a withdrawal to pay investment advisory fees (unless your adviser has entered into a variable annuity adviser agreement with us). If you elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider, withdrawals to pay investment advisory fees count against the Annual Limit; withdrawals in excess of the Annual Limit will result in a proportional reduction in the Guaranteed Minimum Income Benefit. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

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The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company's management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

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Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Administrative Office.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.

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Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2017, 2016, and 2015, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency

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standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: Cambridge Investment Research, Inc., Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., SagePoint Financial, Inc., and Securities America, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

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Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of any of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
      Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
      Section 403(b)
      Roth 403(b)
      Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

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Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
ALPS/Alerian Energy Infrastructure	III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/AAA-Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche International Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.

60

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.

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Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

62

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; Fidelity Inv Money Mgmt. Inc; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments, LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the invest-ment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.

63

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Security Investors, LLC
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors, LLC
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Security Investors, LLC

64

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC
Invesco V.I. American Franchise	Series II	Seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.

65

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt., Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt., Inc.

66

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.

67

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.	Morgan Stanley Investment Mgmt. Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC

68

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co.
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Multi-Asset Absolute Return	IB	Seeks a positive total return.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.

69

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rational Dynamic Momentum VA	A	Seeks capital appreciation uncorrelated to global equity markets.	Rational Advisors, Inc.	Chesapeake Capital Corp.
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors, LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors, LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors, LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors, LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors, LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors, LLC
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors, LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors, LLC
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors, LLC
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Security Investors, LLC

70

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Security Investors, LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors, LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors, LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Mid-Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC

71

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors, LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors, LLC
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF NASDAQ-100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Security Investors, LLC
Rydex VIF NASDAQ-100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC

72

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors, LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Security Investors, LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors, LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Value Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors, LLC

73

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors, LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors, LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors, LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors, LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors, LLC	Valu-Trac Investment Mgmt. Ltd.
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors, LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple

74

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC

75

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners, LLC; William Blair Investment Mgmt., LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd.; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid-Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Vanguard Group Inc

76

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt., LLC
Virtus Rampart Equity Trend Series[1]	A	Seeks long-term capital appreciation.	Virtus Investment Advisors	Rampart Investment Mgmt. Co. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co; Newfleet Asset Mgmt., LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd.
1   The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

77

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio[8]	2017	9.27	9.88	62,599	9.33	9.98	0
	2016	8.78	9.27	15,358	8.83	9.33	0
	2015	9.81	8.78	19,183	9.85	8.83	0
	2014	10.19	9.81	18,629	10.20	9.85	0
	2013[5]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2017	9.55	10.55	4,193	9.60	10.62	0
	2016	9.56	9.55	0	9.59	9.60	0
	2015	10.03	9.56	2,549	10.04	9.59	0
	2014[6]	10.00	10.03	2,473	10.00	10.04	0
AB VPS Global Thematic Growth	2017	11.67	15.36	2,743	11.76	15.52	0
	2016	12.18	11.67	0	12.26	11.76	0
	2015	12.29	12.18	0	12.34	12.26	0
	2014	12.13	12.29	0	12.16	12.34	0
	2013	10.22	12.13	0	10.22	12.16	0
	2012[4]	10.00	10.22	0	10.00	10.22	0
AB VPS Growth and Income	2017	14.65	16.79	5,126	14.77	16.96	0
	2016	13.66	14.65	8,419	13.74	14.77	0
	2015	13.94	13.66	10,372	13.99	13.74	0
	2014	13.20	13.94	6,530	13.23	13.99	0
	2013	10.15	13.20	10,452	10.15	13.23	0
	2012[4]	10.00	10.15	0	10.00	10.15	0
AB VPS Small/Mid Cap Value	2017	15.68	17.10	7,375	15.81	17.27	0
	2016	13.01	15.68	5,964	13.09	15.81	0
	2015	14.28	13.01	2,472	14.34	13.09	0
	2014	13.57	14.28	2,972	13.59	14.34	0
	2013	10.20	13.57	5,379	10.20	13.59	0
	2012[4]	10.00	10.20	0	10.00	10.20	0
Alger Capital Appreciation	2017	14.51	18.33	33,452	14.68	18.58	0
	2016	14.99	14.51	9,288	15.13	14.68	0
	2015	14.65	14.99	9,173	14.76	15.13	0
	2014	13.36	14.65	4,401	13.44	14.76	0
	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[2]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2017	12.55	15.52	6,687	12.70	15.73	0
	2016	13.15	12.55	5,928	13.28	12.70	0
	2015	13.43	13.15	12,531	13.53	13.28	0
	2014	12.57	13.43	1,892	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[2]	10.00	9.15	0	10.00	9.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
ALPS/Alerian Energy Infrastructure	2017	9.38	8.98	11,570	9.45	9.07	0
	2016	6.89	9.38	8,053	6.93	9.45	0
	2015	11.50	6.89	5,870	11.54	6.93	0
	2014	10.64	11.50	6,569	10.65	11.54	0
	2013[5]	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2017	14.70	17.08	31,025	14.87	17.31	0
	2016	13.44	14.70	27,026	13.57	14.87	0
	2015	14.79	13.44	36,611	14.90	13.57	0
	2014	13.63	14.79	19,859	13.71	14.90	0
	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	2011[2]	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2017	8.36	8.37	16,478	8.42	8.45	0
	2016	8.29	8.36	12,776	8.34	8.42	0
	2015	8.79	8.29	5,643	8.83	8.34	0
	2014	8.81	8.79	2,865	8.83	8.83	0
	2013	9.97	8.81	2,780	9.97	8.83	0
	2012[4]	10.00	9.97	0	10.00	9.97	0
American Century VP International	2017	9.11	11.52	9,394	9.22	11.68	0
	2016	9.98	9.11	18,569	10.08	9.22	0
	2015	10.28	9.98	18,177	10.36	10.08	0
	2014	11.28	10.28	12,898	11.34	10.36	0
	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	2011[2]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2017	16.36	17.62	8,040	16.55	17.86	0
	2016	13.80	16.36	9,630	13.93	16.55	0
	2015	14.51	13.80	12,460	14.62	13.93	0
	2014	12.92	14.51	14,478	13.00	14.62	4,263
	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	2011[2]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2017	15.39	16.15	25,095	15.57	16.37	0
	2016	13.25	15.39	35,704	13.37	15.57	0
	2015	14.29	13.25	21,861	14.40	13.37	0
	2014	13.10	14.29	21,794	13.17	14.40	0
	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	2011[2]	10.00	9.32	519	10.00	9.33	2,150
American Funds IS® Asset Allocation	2017	10.49	11.75	355,932	10.55	11.83	0
	2016	9.95	10.49	0	9.98	10.55	0
	2015	10.18	9.95	0	10.20	9.98	0
	2014[6]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2017	11.60	13.08	13,858	11.66	13.18	5,622
	2016	10.13	11.60	403,102	10.17	11.66	7,934
	2015	10.84	10.13	123,166	10.85	10.17	6,310
	2014[6]	10.00	10.84	3,516	10.00	10.85	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® Global Bond	2017	8.69	8.95	3,399	8.73	9.01	0
	2016	8.78	8.69	911	8.81	8.73	0
	2015	9.49	8.78	910	9.51	8.81	0
	2014[6]	10.00	9.49	1,678	10.00	9.51	0
American Funds IS® Global Growth	2017	10.15	12.85	644	10.20	12.95	0
	2016	10.47	10.15	53	10.50	10.20	0
	2015	10.16	10.47	119	10.17	10.50	0
	2014[6]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2017	9.86	11.99	453	9.92	12.08	0
	2016	9.54	9.86	440	9.57	9.92	0
	2015	10.04	9.54	549	10.05	9.57	0
	2014[6]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2017	9.42	11.43	1,822	9.47	11.52	0
	2016	9.58	9.42	0	9.61	9.47	0
	2015	9.91	9.58	0	9.93	9.61	0
	2014[6]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2017	11.53	14.26	128,309	11.60	14.37	0
	2016	10.93	11.53	1,070	10.97	11.60	0
	2015	10.62	10.93	5,630	10.63	10.97	0
	2014[6]	10.00	10.62	22	10.00	10.63	0
American Funds IS® Growth-Income	2017	11.15	13.15	32,895	11.21	13.25	0
	2016	10.38	11.15	2,527	10.41	11.21	0
	2015	10.61	10.38	917	10.63	10.41	0
	2014[6]	10.00	10.61	0	10.00	10.63	0
American Funds IS® International	2017	8.65	11.02	22,872	8.69	11.10	0
	2016	8.67	8.65	7,648	8.70	8.69	0
	2015	9.42	8.67	9,525	9.44	8.70	0
	2014[6]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2017	8.14	9.80	300,178	8.18	9.87	3,649
	2016	8.32	8.14	16,753	8.35	8.18	0
	2015	9.15	8.32	13,866	9.16	8.35	0
	2014[6]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2017	9.65	9.41	1,411	9.70	9.48	0
	2016	9.79	9.65	27,209	9.83	9.70	0
	2015	9.98	9.79	1,938	9.99	9.83	0
	2014[6]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2017	8.57	10.68	219,543	8.61	10.76	0
	2016	8.44	8.57	20,820	8.47	8.61	0
	2015	9.04	8.44	19,955	9.06	8.47	0
	2014[6]	10.00	9.04	5,434	10.00	9.06	0
American Funds IS® U.S. Government/ AAA‑Rated Securities	2017	9.51	9.30	0	9.56	9.37	0
	2016	9.75	9.51	20,392	9.78	9.56	0
	2015	9.96	9.75	16,953	9.97	9.78	0
	2014[6]	10.00	9.96	2,038	10.00	9.97	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)	2017	14.15	16.68	2,546	14.32	16.91	0
	2016	13.29	14.15	0	13.42	14.32	0
	2015	13.72	13.29	3,564	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[2]	10.00	9.07	0	10.00	9.08	0
BlackRock Basic Value V.I.	2017	14.11	14.72	6,766	14.27	14.92	0
	2016	12.40	14.11	0	12.52	14.27	0
	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	12,138	12.99	13.78	0
	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[2]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2017	12.48	16.02	3,446	12.62	16.24	0
	2016	12.93	12.48	0	13.05	12.62	0
	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	6,978	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[2]	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2017	14.01	15.77	35,455	14.17	15.98	0
	2016	12.49	14.01	36,015	12.61	14.17	0
	2015	13.04	12.49	17,585	13.14	12.61	0
	2014	12.38	13.04	21,943	12.44	13.14	0
	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	2011[2]	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2017	10.02	11.01	10,342	10.14	11.16	0
	2016	9.99	10.02	13,283	10.09	10.14	0
	2015	10.45	9.99	28,010	10.53	10.09	0
	2014	10.61	10.45	20,101	10.67	10.53	0
	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	2011[2]	10.00	9.04	0	10.00	9.05	0
BlackRock High Yield V.I.	2017	10.58	10.95	139,524	10.67	11.06	0
	2016	9.71	10.58	83,987	9.77	10.67	0
	2015	10.45	9.71	15,353	10.49	9.77	0
	2014	10.55	10.45	12,947	10.57	10.49	0
	2013	10.02	10.55	90,486	10.02	10.57	0
	2012[4]	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)	2017	14.65	18.29	2,146	14.82	18.54	0
	2016	14.10	14.65	2,083	14.24	14.82	0
	2015	9.07	14.10	2,021	9.08	14.24	0
	2014	12.93	14.24	1,961	13.00	14.35	0
	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[2]	10.00	9.04	0	10.00	9.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Capital Growth VIP	2017	14.67	17.85	1,696	14.84	18.09	0
	2016	14.60	14.67	1,667	14.74	14.84	0
	2015	13.95	14.60	6,367	14.06	14.74	0
	2014	12.81	13.95	6,583	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[2]	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP[3]	2017	15.33	17.88	6,511	15.51	18.12	0
	2016	14.40	15.33	6,609	14.53	15.51	0
	2015	14.20	14.40	9,647	14.31	14.53	0
	2014	13.18	14.20	1,462	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[2]	10.00	8.93	0	10.00	8.94	0
Deutsche CROCI® U.S. VIP	2017	10.79	12.76	0	10.91	12.93	0
	2016	11.70	10.79	0	11.82	10.91	0
	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[2]	10.00	9.18	0	10.00	9.20	0
Deutsche Global Small Cap VIP	2017	10.86	12.54	1,936	10.98	12.71	0
	2016	11.09	10.86	363	11.20	10.98	0
	2015	11.38	11.09	464	11.47	11.20	0
	2014	12.31	11.38	1,555	12.38	11.47	0
	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Deutsche Government & Agency Securities VIP	2017	9.08	8.89	994	9.19	9.01	0
	2016	9.33	9.08	2,322	9.42	9.19	0
	2015	9.69	9.33	4,583	9.76	9.42	0
	2014	9.56	9.69	7,489	9.61	9.76	0
	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	2011[2]	10.00	10.33	2,500	10.00	10.35	0
Deutsche High Income VIP	2017	10.16	10.52	0	10.24	10.63	0
	2016	9.33	10.16	0	9.39	10.24	0
	2015	10.16	9.33	0	10.20	9.39	0
	2014	10.39	10.16	0	10.42	10.20	0
	2013	10.01	10.39	2,942	10.01	10.42	0
	2012[4]	10.00	10.01	0	10.00	10.01	0
Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)	2017	9.66	11.69	9,278	9.77	11.85	0
	2016	9.67	9.66	0	9.76	9.77	0
	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	0
	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	2011[2]	10.00	7.87	0	10.00	7.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Small Mid Cap Value VIP	2017	12.90	13.73	1,572	13.05	13.91	0
	2016	11.46	12.90	0	11.57	13.05	0
	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	7,018	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	2011[2]	10.00	8.39	0	10.00	8.40	8,126
Dimensional VA Global Bond Portfolio	2017	9.08	8.92	32,092	9.15	9.01	0
	2016	9.27	9.08	65,364	9.33	9.15	0
	2015	9.49	9.27	63,606	9.53	9.33	0
	2014	9.59	9.49	30,880	9.61	9.53	0
	2013	10.00	9.59	6,080	10.00	9.61	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2017	11.66	14.58	52,446	11.75	14.73	0
	2016	11.41	11.66	51,843	11.48	11.75	0
	2015	11.21	11.41	55,124	11.25	11.48	3,705
	2014	12.36	11.21	22,534	12.38	11.25	2,792
	2013	10.11	12.36	2,116	10.11	12.38	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2017	9.97	12.07	90,321	10.05	12.19	10,558
	2016	9.50	9.97	83,705	9.55	10.05	8,748
	2015	10.61	9.50	79,458	10.65	9.55	6,870
	2014	11.88	10.61	39,428	11.90	10.65	4,842
	2013	10.15	11.88	13,705	10.15	11.90	0
	2012[4]	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2017	8.70	8.44	90,269	8.77	8.52	0
	2016	8.97	8.70	124,899	9.02	8.77	0
	2015	9.29	8.97	62,041	9.33	9.02	0
	2014	9.65	9.29	29,271	9.67	9.33	0
	2013	10.00	9.65	53,813	10.00	9.67	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2017	15.42	17.66	108,868	15.54	17.84	10,894
	2016	13.48	15.42	86,881	13.56	15.54	11,568
	2015	14.50	13.48	87,340	14.56	13.56	0
	2014	13.81	14.50	42,755	13.84	14.56	0
	2013	10.20	13.81	6,744	10.20	13.84	0
	2012[4]	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2017	15.86	16.75	46,236	15.99	16.92	1,152
	2016	12.93	15.86	45,381	13.01	15.99	2,926
	2015	14.18	12.93	52,407	14.24	13.01	3,174
	2014	14.21	14.18	29,333	14.24	14.24	0
	2013	10.21	14.21	3,346	10.21	14.24	0
	2012[4]	10.00	10.21	0	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2017	16.13	17.52	17,287	16.26	17.69	0
	2016	13.28	16.13	13,986	13.36	16.26	0
	2015	14.08	13.28	14,547	14.13	13.36	0
	2014	13.86	14.08	4,893	13.89	14.13	0
	2013	10.20	13.86	3,062	10.20	13.89	0
	2012[4]	10.00	10.20	0	10.00	10.20	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus IP Technology Growth	2017	13.84	19.03	1,428	13.95	19.22	0
	2016	13.72	13.84	969	13.80	13.95	0
	2015	13.41	13.72	444	13.46	13.80	0
	2014	13.02	13.41	328	13.05	13.46	0
	2013	10.17	13.02	282	10.17	13.05	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2017	14.84	17.37	21,260	14.96	17.55	0
	2016	13.78	14.84	14,462	13.86	14.96	0
	2015	14.14	13.78	4,243	14.20	13.86	0
	2014	12.94	14.14	7,230	12.97	14.20	0
	2013	10.17	12.94	0	10.17	12.97	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2017	12.07	14.81	0	12.16	14.96	0
	2016	11.61	12.07	0	11.68	12.16	0
	2015	12.35	11.61	5,587	12.40	11.68	0
	2014	11.85	12.35	0	11.88	12.40	0
	2013	10.16	11.85	0	10.16	11.88	0
	2012[4]	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2017	6.07	7.51	6,031	6.19	7.68	0
	2016	6.38	6.07	3,192	6.50	6.19	0
	2015	6.81	6.38	3,451	6.92	6.50	0
	2014	7.80	6.81	3,369	7.91	6.92	0
	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
Eaton Vance VT Floating-Rate Income	2017	9.84	9.83	15,524	9.89	9.90	0
	2016	9.35	9.84	92,342	9.38	9.89	0
	2015	9.77	9.35	14,472	9.78	9.38	0
	2014[6]	10.00	9.77	1,935	10.00	9.78	0
Federated Fund for U.S. Government Securities II	2017	9.89	9.74	51,261	10.09	9.96	2,447
	2016	10.08	9.89	49,344	10.26	10.09	2,424
	2015	10.38	10.08	35,975	10.54	10.26	0
	2014	10.27	10.38	3,354	10.41	10.54	0
	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Federated High Income Bond II	2017	13.69	14.09	19,963	13.96	14.40	0
	2016	12.37	13.69	11,760	12.59	13.96	0
	2015	13.16	12.37	1,806	13.38	12.59	0
	2014	13.30	13.16	2,896	13.49	13.38	1,786
	2013	12.90	13.30	23,986	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
Fidelity® VIP Balanced	2017	12.12	13.60	65,453	12.26	13.78	0
	2016	11.73	12.12	75,225	11.84	12.26	0
	2015	12.10	11.73	105,035	12.19	11.84	0
	2014	11.38	12.10	98,936	11.44	12.19	0
	2013	9.88	11.38	45,680	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	2011[2]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2017	13.26	15.57	47,685	13.53	15.92	8,795
	2016	12.74	13.26	67,146	12.97	13.53	9,831
	2015	13.13	12.74	72,639	13.34	12.97	0
	2014	12.17	13.13	59,878	12.34	13.34	2,078
	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
Fidelity® VIP Disciplined Small Cap	2017	15.27	15.76	4,088	15.45	15.97	0
	2016	12.93	15.27	3,859	13.05	15.45	0
	2015	13.68	12.93	3,823	13.78	13.05	0
	2014	13.49	13.68	1,839	13.57	13.78	0
	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[2]	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2017	8.51	12.09	30,504	8.58	12.21	0
	2016	8.56	8.51	21,521	8.61	8.58	0
	2015	9.88	8.56	26,578	9.92	8.61	0
	2014	10.11	9.88	5,001	10.13	9.92	0
	2013	10.09	10.11	26,868	10.09	10.13	0
	2012[4]	10.00	10.09	0	10.00	10.09	0
Fidelity® VIP Growth & Income	2017	15.47	17.43	11,148	15.65	17.67	0
	2016	13.83	15.47	11,143	13.96	15.65	0
	2015	14.69	13.83	10,363	14.80	13.96	0
	2014	13.79	14.69	15,115	13.87	14.80	0
	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	2011[2]	10.00	9.38	0	10.00	9.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Growth Opportunities	2017	13.42	17.40	7,916	13.69	17.79	6,256
	2016	13.89	13.42	11,386	14.14	13.69	7,335
	2015	13.64	13.89	14,919	13.86	14.14	4,877
	2014	12.61	13.64	21,749	12.79	13.86	6,007
	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
Fidelity® VIP High Income	2017	10.20	10.53	8,803	10.28	10.64	0
	2016	9.24	10.20	21,491	9.30	10.28	0
	2015	9.95	9.24	2,690	9.99	9.30	0
	2014	10.211	9.95	4,925	10.23	9.99	0
	2013	10.00	10.21	70,199	10.00	10.23	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Fidelity® VIP Index 500	2017	13.33	15.64	135,480	13.60	15.99	4,411
	2016	12.37	13.33	213,726	12.59	13.60	9,119
	2015	12.67	12.37	102,940	12.87	12.59	2,979
	2014	11.57	12.67	100,999	11.74	12.87	5,133
	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
Fidelity® VIP Investment‑Grade Bond	2017	10.70	10.75	71,497	10.92	10.99	5,136
	2016	10.60	10.70	103,503	10.79	10.92	4,929
	2015	11.07	10.60	67,542	11.25	10.79	7,700
	2014	10.85	11.07	50,550	11.00	11.25	12,777
	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,498	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
Fidelity® VIP Mid Cap	2017	12.65	14.73	28,528	12.80	14.93	0
	2016	11.70	12.65	60,262	11.81	12.80	0
	2015	12.31	11.70	45,984	12.41	11.81	0
	2014	12.02	12.31	43,460	12.09	12.41	0
	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	2011[2]	10.00	8.27	115	10.00	8.29	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Overseas	2017	9.17	11.52	21,319	9.28	11.68	0
	2016	10.02	9.17	11,321	10.12	9.28	0
	2015	10.04	10.02	8,154	10.12	10.12	0
	2014	11.34	10.04	5,379	11.40	10.12	0
	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[2]	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2017	13.93	13.97	25,628	14.09	14.16	0
	2016	13.67	13.93	36,657	13.80	14.09	0
	2015	13.68	13.67	40,695	13.78	13.80	0
	2014	10.91	13.68	41,484	10.97	13.78	0
	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	2011[2]	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2017	10.08	10.47	23,015	10.20	10.62	0
	2016	9.66	10.08	29,051	9.75	10.20	0
	2015	10.20	9.66	8,817	10.28	9.75	0
	2014	10.21	10.20	7,978	10.27	10.28	0
	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	2011[2]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2017	9.91	10.66	18,651	9.93	10.70	0
	2016	9.95	9.91	117,709	9.95	9.93	0
	2015[7]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2017	11.88	14.57	0	12.02	14.77	0
	2016	12.67	11.88	0	12.79	12.02	0
	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	4,978	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[2]	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2017	14.08	15.76	2,028	14.24	15.97	0
	2016	13.06	14.08	1,968	13.18	14.24	0
	2015	13.64	13.06	1,910	13.74	13.18	0
	2014	12.93	13.64	1,854	13.01	13.74	0
	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	2011[2]	10.00	9.53	0	10.00	9.54	0
Franklin Income VIP Fund	2017	11.31	11.99	65,320	11.45	12.15	0
	2016	10.27	11.31	69,259	10.37	11.45	0
	2015	11.44	10.27	64,851	11.52	10.37	0
	2014	11.32	11.44	209,620	11.38	11.52	0
	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	2011[2]	10.00	9.45	0	10.00	9.46	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Large Cap Growth VIP Fund	2017	13.05	16.15	281	13.20	16.37	0
	2016	13.75	13.05	0	13.89	13.20	0
	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	2,102	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[2]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2017	12.61	13.23	16,811	12.75	13.41	0
	2016	11.63	12.61	17,092	11.74	12.75	0
	2015	12.50	11.63	27,531	12.59	11.74	0
	2014	12.24	12.50	28,245	12.31	12.59	0
	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	2011[2]	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund	2017	13.29	13.91	296	13.44	14.10	0
	2016	11.85	13.29	7,632	11.96	13.44	0
	2015	12.90	11.85	0	13.00	11.96	0
	2014	12.47	12.90	3,092	12.54	13.00	0
	2013	10.06	12.47	2,441	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[2]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2017	14.66	17.07	41,171	14.83	17.30	0
	2016	13.07	14.66	44,513	13.20	14.83	0
	2015	14.05	13.07	27,298	14.15	13.20	0
	2014	13.37	14.05	28,673	13.45	14.15	0
	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	2011[2]	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2017	14.38	15.38	28,181	14.55	15.59	0
	2016	11.44	14.38	61,882	11.55	14.55	0
	2015	12.78	11.44	8,331	12.88	11.55	0
	2014	13.16	12.78	8,007	13.23	12.88	0
	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	2011[2]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2017	22.93	26.89	1,522	23.30	27.38	0
	2016	22.78	22.93	9,072	23.11	23.30	0
	2015	24.23	22.78	2,733	24.53	23.11	0
	2014	23.33	24.23	3,708	23.57	24.53	307
	2013	17.48	23.33	5,065	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	2008[1]	10.00	10.38	0	10.00	10.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Strategic Income VIP Fund	2017	10.08	10.18	37,010	10.19	10.32	0
	2016	9.66	10.08	16,554	9.76	10.19	0
	2015	10.41	9.66	18,735	10.49	9.76	0
	2014	10.58	10.41	16,865	10.63	10.49	0
	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	2011[2]	10.00	9.73	0	10.00	9.74	1,036
Franklin U.S. Government Securities VIP Fund	2017	9.00	8.81	7,941	9.10	8.93	0
	2016	9.25	9.00	22,849	9.34	9.10	0
	2015	9.53	9.25	8,275	9.60	9.34	0
	2014	9.54	9.53	14,258	9.60	9.60	0
	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	2011[2]	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2017	12.45	15.26	7,460	12.59	15.47	0
	2016	12.70	12.45	9,914	12.83	12.59	0
	2015	13.87	12.70	3,878	13.98	12.83	0
	2014	12.92	13.87	5,417	13.00	13.98	0
	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	2011[2]	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2017	9.05	8.87	11,124	9.15	8.99	0
	2016	9.27	9.05	12,296	9.36	9.15	0
	2015	9.64	9.27	17,685	9.71	9.36	0
	2014	9.99	9.64	33,203	10.04	9.71	0
	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	2011[2]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)	2017	9.07	11.06	2,241	9.18	11.21	0
	2016	9.67	9.07	2,202	9.76	9.18	0
	2015	9.93	9.67	2,267	10.01	9.76	0
	2014	11.14	9.93	11,753	11.20	10.01	0
	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	2011[2]	10.00	7.98	0	10.00	7.99	0
Goldman Sachs VIT Large Cap Value	2017	13.63	14.43	0	13.79	14.62	0
	2016	12.68	13.63	0	12.80	13.79	0
	2015	13.75	12.68	11,032	13.86	12.80	0
	2014	12.64	13.75	7,606	12.71	13.86	0
	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	2011[2]	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2017	13.10	14.03	33,423	13.25	14.22	2,722
	2016	11.97	13.10	46,651	12.08	13.25	7,172
	2015	13.69	11.97	32,245	13.80	12.08	4,280
	2014	12.51	13.69	43,021	12.58	13.80	0
	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	2011[2]	10.00	8.56	0	10.00	8.57	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT Small Cap Equity Insights	2017	14.74	15.84	1,283	14.91	16.05	0
	2016	12.40	14.74	0	12.52	14.91	0
	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2017	14.62	18.41	7,471	14.79	18.66	0
	2016	14.88	14.62	7,276	15.02	14.79	0
	2015	14.93	14.88	8,209	15.05	15.02	0
	2014	13.63	14.93	10,608	13.71	15.05	0
	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[2]	10.00	9.25	0	10.00	9.26	0
Guggenheim VIF All Cap Value	2017	22.92	25.42	0	23.30	25.89	0
	2016	19.34	22.92	27	19.62	23.30	0
	2015	21.00	19.34	16	21.26	19.62	0
	2014	20.20	21.00	8	20.41	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008[1]	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2017	10.11	10.11	41,187	10.19	10.20	1,071
	2016	9.64	10.11	44,166	9.69	10.19	1,048
	2015	9.91	9.64	54,086	9.94	9.69	1,024
	2014	10.02	9.91	51,639	10.03	9.94	3,563
	2013[5]	10.00	10.02	61,886	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2017	5.26	5.53	7,503	5.35	5.63	1,823
	2016	6.39	5.26	1,840	6.49	5.35	1,783
	2015	6.72	6.39	14,599	6.81	6.49	1,743
	2014	6.21	6.72	7,684	6.27	6.81	1,704
	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	2008[1]	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VIF High Yield	2017	11.27	11.57	52,376	11.40	11.72	0
	2016	9.93	11.27	91,537	10.02	11.40	0
	2015	10.70	9.93	31,468	10.78	10.02	0
	2014	10.80	10.70	26,007	10.86	10.78	0
	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	2011[2]	10.00	9.38	46,022	10.00	9.40	414

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Large Cap Value	2017	21.20	23.72	2,264	21.55	24.16	0
	2016	18.08	21.20	9,673	18.34	21.55	0
	2015	19.72	18.08	961	19.96	18.34	0
	2014	18.64	19.72	32	18.83	19.96	0
	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008[1]	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2017	8.69	9.64	4,527	8.86	9.85	0
	2016	8.93	8.69	22,207	9.10	8.86	0
	2015	9.13	8.93	42,111	9.28	9.10	867
	2014	9.20	9.13	33,959	9.33	9.28	0
	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
Guggenheim VIF Managed Asset Allocation	2017	11.88	13.13	0	12.02	13.31	0
	2016	11.39	11.88	0	11.49	12.02	0
	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[2]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2017	24.58	27.00	5,231	24.98	27.50	0
	2016	20.07	24.58	15,343	20.36	24.98	0
	2015	22.29	20.07	1,666	22.56	20.36	0
	2014	22.86	22.29	2,164	23.10	22.56	0
	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008[1]	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2017	7.00	7.01	11,004	7.14	7.17	0
	2016	7.28	7.00	10,546	7.41	7.14	0
	2015	7.40	7.28	19,857	7.52	7.41	0
	2014	7.32	7.40	8,815	7.42	7.52	848
	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Small Cap Value	2017	16.76	16.79	3,180	17.10	17.17	0
	2016	13.70	16.76	1,799	13.95	17.10	0
	2015	15.19	13.70	3,131	15.44	13.95	0
	2014	15.94	15.19	4,435	16.17	15.44	0
	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
Guggenheim VIF StylePlus Large Core	2017	15.16	17.90	22,450	15.28	18.08	3,907
	2016	13.84	15.16	8,374	13.93	15.28	3,390
	2015	14.12	13.84	1,611	14.18	13.93	0
	2014	12.65	14.12	1,013	12.68	14.18	0
	2013	10.16	12.65	0	10.17	12.68	0
	2012[4]	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2017	13.75	17.28	4,248	13.91	17.51	0
	2016	13.09	13.75	0	13.21	13.91	0
	2015	12.84	13.09	165	12.94	13.21	0
	2014	11.53	12.84	1,749	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	2011[2]	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2017	25.25	30.41	884	25.67	30.97	0
	2016	24.06	25.25	1,506	24.40	25.67	0
	2015	24.92	24.06	0	25.23	24.40	0
	2014	22.82	24.92	2,648	23.05	25.23	0
	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	2008[1]	10.00	10.49	0	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2017	15.28	18.07	1,672	15.41	18.25	0
	2016	13.94	15.28	560	14.03	15.41	0
	2015	14.62	13.94	2,128	14.68	14.03	0
	2014	13.91	14.62	584	13.94	14.68	0
	2013	10.19	13.91	0	10.19	13.94	0
	2012[4]	10.00	10.19	0	10.00	10.19	0
Guggenheim VIF Total Return Bond	2017	10.34	10.66	98,702	10.43	10.77	0
	2016	10.02	10.34	69,802	10.08	10.43	0
	2015	10.26	10.02	181,121	10.30	10.08	0
	2014	9.82	10.26	111,501	9.84	10.30	0
	2013	9.99	9.82	0	9.99	9.84	0
	2012[4]	10.00	9.99	0	10.00	9.99	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF World Equity Income	2017	8.85	9.83	11,659	9.03	10.05	0
	2016	8.30	8.85	12,971	8.45	9.03	0
	2015	8.65	8.30	9,669	8.79	8.45	0
	2014	8.52	8.65	8,613	8.64	8.79	0
	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
Invesco V.I. American Franchise	2017	13.16	16.16	0	13.32	16.38	0
	2016	13.36	13.16	0	13.49	13.32	0
	2015	13.20	13.36	0	13.30	13.49	0
	2014	12.63	13.20	0	12.70	13.30	0
	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	2011[2]	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2017	13.59	14.40	35,083	13.75	14.60	0
	2016	12.21	13.59	35,007	12.33	13.75	0
	2015	13.95	12.21	34,315	14.05	12.33	0
	2014	13.19	13.95	35,639	13.26	14.05	0
	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	2011[2]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2017	10.01	10.63	639	10.07	10.70	0
	2016	9.30	10.01	0	9.33	10.07	0
	2015	10.07	9.30	0	10.08	9.33	0
	2014[6]	10.00	10.07	0	10.00	10.08	0
Invesco V.I. Comstock	2017	14.55	16.52	0	14.72	16.75	0
	2016	12.87	14.55	59	12.99	14.72	0
	2015	14.20	12.87	88	14.31	12.99	0
	2014	13.47	14.20	1,497	13.55	14.31	0
	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	2011[2]	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2017	12.50	13.63	744	12.65	13.82	0
	2016	11.76	12.50	722	11.87	12.65	0
	2015	12.95	11.76	700	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[2]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2017	13.15	14.07	6,888	13.30	14.26	0
	2016	11.85	13.15	10,435	11.97	13.30	0
	2015	12.59	11.85	25,357	12.69	11.97	0
	2014	11.98	12.59	4,488	12.05	12.69	0
	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	2011[2]	10.00	9.15	0	10.00	9.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Global Core Equity	2017	10.11	11.97	0	10.23	12.14	0
	2016	9.83	10.11	0	9.92	10.23	0
	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2017	14.30	15.96	244	14.46	16.18	0
	2016	16.76	14.30	265	16.92	14.46	0
	2015	16.86	16.76	15,201	16.99	16.92	0
	2014	14.62	16.86	22,797	14.70	16.99	0
	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,571	9.28	10.83	2,922
	2011[2]	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2017	11.15	12.14	29,428	11.28	12.31	0
	2016	11.33	11.15	25,516	11.44	11.28	0
	2015	11.94	11.33	24,398	12.03	11.44	0
	2014	10.81	11.94	29,450	10.87	12.03	0
	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	2011[2]	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2017	9.19	9.03	10,677	9.30	9.16	0
	2016	9.42	9.19	29,744	9.51	9.30	0
	2015	9.75	9.42	11,558	9.82	9.51	0
	2014	9.71	9.75	32,328	9.77	9.82	0
	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	2011[2]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2017	14.68	16.17	24,222	14.85	16.39	0
	2016	12.72	14.68	3,785	12.85	14.85	0
	2015	13.62	12.72	1,846	13.73	12.85	0
	2014	12.82	13.62	1,433	12.89	13.73	0
	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[2]	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2017	10.84	11.11	2,120	10.97	11.27	0
	2016	10.13	10.84	28,359	10.22	10.97	0
	2015	10.85	10.13	1,996	10.93	10.22	0
	2014	11.05	10.85	10,309	11.11	10.93	0
	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,406	9.50	10.75	2,360
	2011[2]	10.00	9.48	8,504	10.00	9.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. International Growth	2017	9.08	10.76	10,646	9.26	11.00	0
	2016	9.46	9.08	11,100	9.64	9.26	0
	2015	10.06	9.46	19,011	10.22	9.64	0
	2014	10.40	10.06	13,972	10.55	10.22	0
	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
Invesco V.I. Managed Volatility	2017	13.40	14.29	9,800	13.56	14.48	0
	2016	12.58	13.40	9,574	12.70	13.56	0
	2015	13.34	12.58	8,518	13.44	12.70	0
	2014	11.48	13.34	9,529	11.55	13.44	0
	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	2011[2]	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2017	12.09	13.39	36,073	12.34	13.69	0
	2016	11.06	12.09	12,080	11.26	12.34	0
	2015	11.96	11.06	5,553	12.16	11.26	2,295
	2014	11.89	11.96	3,052	12.05	12.16	0
	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,331	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
Invesco V.I. Mid Cap Growth	2017	11.55	13.63	5,093	11.69	13.82	0
	2016	11.89	11.55	607	12.00	11.69	0
	2015	12.18	11.89	589	12.27	12.00	0
	2014	11.71	12.18	4,728	11.77	12.27	0
	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[2]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2017	14.76	17.25	54,187	14.88	17.43	0
	2016	13.74	14.76	25,317	13.82	14.88	0
	2015	14.11	13.74	117,088	14.17	13.82	0
	2014	12.93	14.11	155,530	12.96	14.17	0
	2013	10.17	12.93	5,253	10.17	12.96	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2017	12.17	13.37	1,295	12.31	13.56	0
	2016	11.27	12.17	580	11.37	12.31	0
	2015	12.37	11.27	2,794	12.47	11.37	0
	2014	12.54	12.37	1,817	12.61	12.47	0
	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	2011[2]	10.00	8.63	0	10.00	8.64	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Asset Strategy	2017	9.14	10.44	5,469	9.24	10.58	0
	2016	9.71	9.14	8,012	9.80	9.24	0
	2015	10.97	9.71	5,866	11.05	9.80	0
	2014	11.98	10.97	3,127	12.05	11.05	0
	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[2]	10.00	8.61	0	10.00	8.62	0
Ivy VIP Balanced	2017	12.09	13.01	5,060	12.23	13.18	0
	2016	12.27	12.09	4,911	12.38	12.23	0
	2015	12.74	12.27	10,326	12.83	12.38	0
	2014	12.26	12.74	8,826	12.32	12.83	0
	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	2011[2]	10.00	9.50	0	10.00	9.52	0
Ivy VIP Core Equity	2017	13.69	15.97	6,111	13.85	16.18	0
	2016	13.66	13.69	5,930	13.79	13.85	0
	2015	14.24	13.66	5,901	14.34	13.79	0
	2014	13.43	14.24	360	13.51	14.34	0
	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[2]	10.00	9.09	0	10.00	9.10	0
Ivy VIP Energy	2017	7.98	6.74	23,379	8.08	6.83	0
	2016	6.14	7.98	11,810	6.20	8.08	0
	2015	8.17	6.14	11,177	8.23	6.20	0
	2014	9.45	8.17	8,370	9.50	8.23	0
	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	2011[2]	10.00	7.82	518	10.00	7.83	0
Ivy VIP Global Bond	2017	9.25	9.32	13,331	9.36	9.45	0
	2016	8.95	9.25	11,657	9.04	9.36	0
	2015	9.52	8.95	11,312	9.59	9.04	0
	2014	9.83	9.52	11,460	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	2011[2]	10.00	9.73	0	10.00	9.75	0
Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)	2017	12.28	13.71	2,291	12.42	13.90	0
	2016	11.88	12.28	2,224	12.00	12.42	0
	2015	12.56	11.88	5,148	12.66	12.00	0
	2014	11.84	12.56	7,708	11.90	12.66	0
	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Ivy VIP Global Growth	2017	10.39	12.50	121	10.51	12.67	0
	2016	11.10	10.39	117	11.20	10.51	0
	2015	11.11	11.10	1,026	11.19	11.20	1,458
	2014	11.39	11.11	0	11.45	11.19	0
	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	2011[2]	10.00	8.67	0	10.00	8.68	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Growth	2017	14.76	18.45	17,146	14.93	18.70	0
	2016	15.10	14.76	17,878	15.24	14.93	0
	2015	14.58	15.10	17,549	14.69	15.24	0
	2014	13.50	14.58	14,455	13.57	14.69	0
	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	2011[2]	10.00	9.40	0	10.00	9.41	0
Ivy VIP High Income	2017	11.98	12.34	19,437	12.12	12.51	4,147
	2016	10.67	11.98	4,781	10.77	12.12	0
	2015	11.81	10.67	20,832	11.90	10.77	3,324
	2014	12.00	11.81	41,875	12.07	11.90	5,244
	2013	11.24	12.00	158,359	11.28	12.07	6,597
	2012	9.81	11.24	91,400	9.82	11.28	1,773
	2011[2]	10.00	9.81	9,460	10.00	9.82	0
Ivy VIP International Core Equity	2017	9.71	11.55	48,933	9.82	11.71	0
	2016	9.94	9.71	45,530	10.04	9.82	0
	2015	10.39	9.94	63,560	10.47	10.04	0
	2014	10.60	10.39	48,214	10.66	10.47	0
	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,007	8.04	8.81	0
	2011[2]	10.00	8.02	0	10.00	8.04	0
Ivy VIP Limited-Term Bond	2017	9.02	8.84	0	9.13	8.96	0
	2016	9.16	9.02	0	9.25	9.13	0
	2015	9.40	9.16	27,873	9.47	9.25	0
	2014	9.64	9.40	7,376	9.69	9.47	0
	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	2011[2]	10.00	10.05	0	10.00	10.06	0
Ivy VIP Mid Cap Growth	2017	11.88	14.57	7,395	12.02	14.76	0
	2016	11.59	11.88	5,319	11.70	12.02	0
	2015	12.73	11.59	7,097	12.83	11.70	0
	2014	12.22	12.73	4,913	12.28	12.83	0
	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	2011[2]	10.00	8.87	0	10.00	8.88	0
Ivy VIP Natural Resources	2017	7.08	7.04	0	7.12	7.09	0
	2016	5.92	7.08	0	5.94	7.12	0
	2015	7.89	5.92	2,398	7.90	5.94	0
	2014[6]	10.00	7.89	0	10.00	7.90	0
Ivy VIP Science and Technology	2017	14.11	18.00	2,758	14.27	18.25	0
	2016	14.38	14.11	2,692	14.52	14.27	0
	2015	15.33	14.38	7,020	15.44	14.52	0
	2014	15.41	15.33	4,210	15.50	15.44	0
	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	2011[2]	10.00	8.26	0	10.00	8.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)	2017	13.74	13.99	847	13.90	14.18	0
	2016	13.64	13.74	884	13.77	13.90	0
	2015	13.47	13.64	2,067	13.57	13.77	0
	2014	10.71	13.47	1,685	10.77	13.57	0
	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[2]	10.00	9.64	0	10.00	9.66	0
Ivy VIP Small Cap Core	2017	13.91	15.29	16,192	14.07	15.49	0
	2016	11.17	13.91	20,088	11.28	14.07	0
	2015	12.25	11.17	11,989	12.34	11.28	0
	2014	11.84	12.25	8,965	11.91	12.34	0
	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	2011[2]	10.00	8.01	0	10.00	8.02	0
Ivy VIP Small Cap Growth	2017	10.69	12.71	9,225	10.81	12.88	0
	2016	10.75	10.69	4,734	10.85	10.81	0
	2015	10.92	10.75	4,651	11.00	10.85	0
	2014	11.12	10.92	3,769	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	2011[2]	10.00	7.91	0	10.00	7.92	0
Ivy VIP Value	2017	13.59	14.77	15,927	13.75	14.98	0
	2016	12.66	13.59	15,667	12.78	13.75	0
	2015	13.64	12.66	15,415	13.74	12.78	0
	2014	12.73	13.64	18,482	12.80	13.74	5,661
	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	2011[2]	10.00	8.47	0	10.00	8.49	0
Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)	2017	15.19	18.66	8,445	15.37	18.91	4,220
	2016	14.03	15.19	10,449	14.16	15.37	2,626
	2015	14.00	14.03	9,946	14.10	14.16	3,839
	2014	12.91	14.00	6,058	12.98	14.10	4,119
	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	2011[2]	10.00	8.95	0	10.00	8.97	6,498
Janus Henderson VIT Forty (formerly Janus Aspen Forty)	2017	14.99	18.83	21	15.17	19.09	0
	2016	15.23	14.99	8,109	15.37	15.17	0
	2015	14.08	15.23	585	14.19	15.37	0
	2014	13.43	14.08	10,535	13.51	14.19	0
	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	2011[2]	10.00	8.88	0	10.00	8.89	0
Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)	2017	12.87	14.13	1,846	13.02	14.32	0
	2016	11.22	12.87	25,325	11.33	13.02	0
	2015	12.06	11.22	27,713	12.15	11.33	0
	2014	11.51	12.06	23,849	11.57	12.15	0
	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	2011[2]	10.00	8.85	0	10.00	8.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)	2017	5.35	6.76	2,063	5.41	6.85	0
	2016	5.94	5.35	2,002	5.99	5.41	0
	2015	6.74	5.94	6,071	6.79	5.99	0
	2014	7.93	6.74	1,577	7.98	6.79	0
	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	2011[2]	10.00	6.57	0	10.00	6.58	0
Janus Henderson VIT Research (formerly Janus Aspen Research)	2017	13.66	16.83	1,147	13.82	17.06	0
	2016	14.10	13.66	1,113	14.24	13.82	0
	2015	13.89	14.10	1,081	14.00	14.24	0
	2014	12.75	13.89	1,048	12.82	14.00	0
	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	2011[2]	10.00	8.89	0	10.00	8.90	0
JPMorgan Insurance Trust Core Bond Portfolio	2017	9.20	9.18	4,588	9.27	9.27	0
	2016	9.35	9.20	412	9.40	9.27	0
	2015	9.59	9.35	34	9.63	9.40	0
	2014	9.48	9.59	0	9.50	9.63	0
	2013	9.99	9.48	0	9.99	9.50	0
	2012[4]	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2017	15.62	17.34	7,317	15.74	17.51	0
	2016	13.48	15.62	6,478	13.56	15.74	0
	2015	14.78	13.48	3,924	14.84	13.56	0
	2014	13.99	14.78	3,160	14.02	14.84	0
	2013	10.20	13.99	1,152	10.20	14.02	0
	2012[4]	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2017	15.24	17.96	7,577	15.36	18.14	0
	2016	14.25	15.24	7,832	14.33	15.36	0
	2015	14.66	14.25	7,647	14.72	14.33	0
	2014	13.36	14.66	6,998	13.38	14.72	0
	2013	10.17	13.36	0	10.17	13.38	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond‑Debenture VC	2017	11.55	12.19	33,437	11.68	12.35	0
	2016	10.66	11.55	19,246	10.76	11.68	0
	2015	11.21	10.66	26,847	11.29	10.76	0
	2014	11.12	11.21	11,342	11.18	11.29	0
	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,818	9.80	10.68	2,900
	2011[2]	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2017	13.98	16.09	2,919	14.15	16.31	0
	2016	12.58	13.98	1,568	12.70	14.15	0
	2015	13.30	12.58	0	13.40	12.70	0
	2014	12.34	13.30	0	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[2]	10.00	9.19	0	10.00	9.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Classic Stock VC	2017	13.28	14.99	1,243	13.43	15.19	0
	2016	12.22	13.28	0	12.34	13.43	0
	2015	12.77	12.22	0	12.87	12.34	0
	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	2011[2]	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2017	11.73	14.73	6,635	11.87	14.93	1,974
	2016	12.47	11.73	10,760	12.59	11.87	2,415
	2015	14.06	12.47	5,821	14.17	12.59	2,887
	2014	14.03	14.06	4,898	14.11	14.17	2,820
	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	2011[2]	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2017	13.12	14.27	0	13.27	14.46	0
	2016	11.73	13.12	0	11.85	13.27	0
	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	11,645	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[2]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2017	13.57	14.87	0	13.73	15.07	0
	2016	12.00	13.57	0	12.11	13.73	0
	2015	12.79	12.00	625	12.88	12.11	0
	2014	12.29	12.79	607	12.36	12.88	0
	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	2011[2]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2017	11.73	13.92	0	11.86	14.11	0
	2016	11.99	11.73	0	12.11	11.86	0
	2015	12.08	11.99	307	12.17	12.11	0
	2014	11.79	12.08	616	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[2]	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2017	13.48	13.91	2,644	13.64	14.10	0
	2016	11.99	13.48	1,462	12.10	13.64	0
	2015	12.90	11.99	1,623	13.00	12.10	0
	2014	11.97	12.90	1,575	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2017	10.24	10.28	14,939	10.36	10.42	0
	2016	10.17	10.24	53,546	10.27	10.36	0
	2015	10.60	10.17	17,630	10.68	10.27	0
	2014	10.34	10.60	23,205	10.40	10.68	0
	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	2011[2]	10.00	10.49	0	10.00	10.51	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Emerging Markets Equity	2017	7.34	9.76	3,780	7.40	9.86	0
	2016	6.97	7.34	3,633	7.01	7.40	0
	2015	8.30	6.97	6,931	8.33	7.01	0
	2014	9.24	8.30	11,826	9.25	8.33	0
	2013	10.11	9.24	6,510	10.11	9.25	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2017	9.59	10.25	0	9.64	10.32	0
	2016	9.37	9.59	0	9.40	9.64	0
	2015	9.94	9.37	0	9.96	9.40	0
	2014[6]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2017	10.29	10.57	1,250	10.37	10.68	0
	2016	9.37	10.29	18,301	9.43	10.37	0
	2015	10.15	9.37	8,084	10.19	9.43	0
	2014	10.25	10.15	850	10.27	10.19	0
	2013	10.00	10.25	0	10.00	10.27	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
MFS® VIT II MA Investors Growth Stock	2017	14.02	17.35	0	14.18	17.59	0
	2016	13.71	14.02	0	13.84	14.18	0
	2015	14.25	13.71	0	14.36	13.84	0
	2014	13.27	14.25	1,605	13.35	14.36	0
	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[2]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2017	8.67	10.71	11,823	8.77	10.86	0
	2016	9.06	8.67	9,731	9.14	8.77	0
	2015	9.59	9.06	11,535	9.66	9.14	0
	2014	10.68	9.59	5,391	10.74	9.66	0
	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	2011[2]	10.00	8.29	442	10.00	8.30	0
MFS® VIT International Value	2017	9.95	12.19	56,395	10.00	12.28	0
	2016	9.92	9.95	61,600	9.95	10.00	0
	2015	9.65	9.92	27,850	9.67	9.95	0
	2014[6]	10.00	9.65	3,298	10.00	9.67	0
MFS® VIT Investors Trust	2017	14.20	16.87	0	14.36	17.10	0
	2016	13.57	14.20	0	13.70	14.36	0
	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	2011[2]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2017	11.10	13.55	14,203	11.23	13.74	0
	2016	10.56	11.10	15,102	10.67	11.23	0
	2015	11.18	10.56	1,989	11.26	10.67	0
	2014	12.50	11.18	11,868	12.57	11.26	0
	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	2011[2]	10.00	7.85	0	10.00	7.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Research	2017	14.33	17.04	4,767	14.50	17.27	0
	2016	13.68	14.33	4,626	13.81	14.50	0
	2015	14.08	13.68	4,489	14.19	13.81	0
	2014	13.26	14.08	3,528	13.33	14.19	0
	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	2011[2]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2017	12.35	13.37	7,099	12.50	13.55	0
	2016	11.75	12.35	9,283	11.86	12.50	0
	2015	12.24	11.75	9,897	12.33	11.86	0
	2014	11.70	12.24	2,825	11.77	12.33	0
	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[2]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2017	9.96	10.02	6,763	10.07	10.16	0
	2016	9.91	9.96	7,331	10.00	10.07	0
	2015	10.32	9.91	22,526	10.40	10.00	0
	2014	10.11	10.32	24,849	10.17	10.40	0
	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	2011[2]	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2017	11.76	13.01	11,688	11.90	13.19	0
	2016	10.94	11.76	15,504	11.05	11.90	0
	2015	13.29	10.94	13,065	13.39	11.05	0
	2014	12.23	13.29	24,746	12.30	13.39	0
	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	2011[2]	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley VIF Emerging Markets Debt	2017	8.95	9.47	20,921	9.02	9.57	0
	2016	8.37	8.95	7,481	8.42	9.02	0
	2015	8.77	8.37	34,382	8.81	8.42	0
	2014	8.82	8.77	2,639	8.84	8.81	0
	2013	10.01	8.82	526	10.01	8.84	0
	2012[4]	10.00	10.01	0	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity	2017	7.90	10.31	10,350	7.97	10.41	0
	2016	7.67	7.90	4,977	7.72	7.97	0
	2015	8.89	7.67	9,028	8.93	7.72	0
	2014	9.64	8.89	141	9.66	8.93	0
	2013	10.09	9.64	0	10.09	9.66	0
	2012[4]	10.00	10.09	0	10.00	10.09	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2017	11.76	13.61	24,930	11.85	13.75	0
	2016	10.94	11.76	0	11.01	11.85	0
	2015	11.66	10.94	0	11.71	11.01	0
	2014	11.55	11.66	0	11.58	11.71	0
	2013	10.12	11.55	0	10.12	11.58	0
	2012[4]	10.00	10.12	0	10.00	10.12	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Morningstar Balanced ETF Asset Allocation Portfolio	2017	10.88	11.92	8,903	10.97	12.04	845
	2016	10.39	10.88	8,707	10.45	10.97	826
	2015	11.00	10.39	8,519	11.04	10.45	808
	2014	10.89	11.00	5,428	10.91	11.04	791
	2013	10.08	10.89	1,189	10.08	10.91	745
	2012[4]	10.00	10.08	0	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2017	9.50	9.75	10,758	9.58	9.85	0
	2016	9.40	9.50	10,440	9.46	9.58	0
	2015	9.85	9.40	10,131	9.89	9.46	0
	2014	9.93	9.85	11,880	9.95	9.89	0
	2013	10.02	9.93	0	10.02	9.95	0
	2012[4]	10.00	10.02	0	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2017	11.47	13.00	4,332	11.57	13.13	0
	2016	10.83	11.47	10,320	10.89	11.57	0
	2015	11.50	10.83	10,209	11.54	10.89	0
	2014	11.38	11.50	7,391	11.40	11.54	0
	2013	10.11	11.38	1,386	10.11	11.40	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2017	10.15	10.78	3,831	10.23	10.89	0
	2016	9.87	10.15	3,718	9.93	10.23	0
	2015	10.40	9.87	3,608	10.44	9.93	0
	2014	10.42	10.40	3,501	10.44	10.44	0
	2013	10.05	10.42	24,906	10.05	10.44	0
	2012[4]	10.00	10.05	0	10.00	10.05	0
Neuberger Berman AMT Guardian	2017	12.39	15.01	0	12.64	15.35	0
	2016	11.80	12.39	0	12.01	12.64	0
	2015	12.85	11.80	0	13.06	12.01	0
	2014	12.20	12.85	1,091	12.37	13.06	0
	2013	9.10	12.20	1,074	9.21	12.37	0
	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Socially Responsive)	2017	13.47	15.37	346	13.63	15.58	0
	2016	12.72	13.47	0	12.84	13.63	0
	2015	13.25	12.72	673	13.35	12.84	0
	2014	12.45	13.25	331	12.52	13.35	0
	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	2011[2]	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2017	11.42	15.04	13,978	11.55	15.25	0
	2016	11.84	11.42	3,542	11.96	11.55	0
	2015	11.82	11.84	4,128	11.91	11.96	0
	2014	11.99	11.82	6,250	12.06	11.91	0
	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	2011[2]	10.00	8.36	0	10.00	8.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Strategic Income Fund/VA	2017	9.61	9.84	3,079	9.72	9.97	0
	2016	9.36	9.61	3,129	9.45	9.72	0
	2015	9.93	9.36	3,192	10.01	9.45	0
	2014	10.03	9.93	4,556	10.09	10.01	0
	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	2011[2]	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2017	10.30	12.58	85,505	10.42	12.75	0
	2016	10.95	10.30	48,546	11.06	10.42	0
	2015	11.00	10.95	47,851	11.08	11.06	0
	2014	12.26	11.00	49,166	12.33	11.08	0
	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[2]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2017	14.25	15.68	35,952	14.53	16.03	2,640
	2016	12.53	14.25	23,654	12.76	14.53	0
	2015	13.81	12.53	31,128	14.04	12.76	0
	2014	12.80	13.81	14,628	12.99	14.04	0
	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
PIMCO VIT All Asset	2017	9.55	10.46	8,790	9.66	10.60	0
	2016	8.76	9.55	13,364	8.84	9.66	0
	2015	9.98	8.76	13,923	10.06	8.84	0
	2014	10.28	9.98	18,361	10.34	10.06	0
	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	2011[2]	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2017	4.39	4.33	6,604	4.44	4.39	0
	2016	3.96	4.39	5,233	3.99	4.44	0
	2015	5.51	3.96	8,358	5.55	3.99	0
	2014	7.01	5.51	5,353	7.05	5.55	0
	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	2011[2]	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2017	10.54	11.18	26,334	10.66	11.33	0
	2016	9.64	10.54	40,335	9.73	10.66	0
	2015	10.22	9.64	35,766	10.29	9.73	0
	2014	10.43	10.22	30,404	10.49	10.29	0
	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	2011[2]	10.00	10.21	8,482	10.00	10.22	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Foreign Bond (Unhedged)	2017	8.27	8.85	7,760	8.37	8.97	0
	2016	8.32	8.27	4,026	8.40	8.37	0
	2015	9.28	8.32	3,070	9.35	8.40	0
	2014	9.58	9.28	2,096	9.63	9.35	0
	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[2]	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2017	11.17	11.71	8,485	11.35	11.93	0
	2016	11.13	11.17	1,237	11.29	11.35	0
	2015	12.01	11.13	963	12.16	11.29	0
	2014	12.17	12.01	951	12.30	12.16	1,083
	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008[1]	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi‑Asset Managed Allocation	2017	9.70	10.68	0	9.75	10.76	0
	2016	9.66	9.70	0	9.69	9.75	0
	2015	10.02	9.66	0	10.04	9.69	0
	2014[6]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2017	17.07	17.56	18,687	17.35	17.88	0
	2016	15.73	17.07	22,874	15.95	17.35	0
	2015	16.57	15.73	10,838	16.77	15.95	0
	2014	16.61	16.57	6,438	16.78	16.77	0
	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	2008[1]	10.00	9.90	0	10.00	9.90	594
PIMCO VIT Low Duration (Administrative Class)	2017	9.91	9.70	3,136	10.11	9.92	0
	2016	10.11	9.91	3,070	10.30	10.11	0
	2015	10.44	10.11	3,017	10.60	10.30	0
	2014	10.71	10.44	3,001	10.86	10.60	1,885
	2013	11.10	10.71	4,730	11.24	10.86	1,837
	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
PIMCO VIT Low Duration (Advisor Class)	2017	8.85	8.65	128,287	8.95	8.77	14,877
	2016	9.04	8.85	70,920	9.12	8.95	10,180
	2015	9.34	9.04	91,448	9.41	9.12	5,606
	2014	9.59	9.34	66,529	9.65	9.41	5,367
	2013	9.95	9.59	36,587	9.99	9.65	7,840
	2012	9.74	9.95	36,398	9.76	9.99	7,182
	2011[2]	10.00	9.74	2,419	10.00	9.76	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return (Administrative Class)	2017	10.94	10.96	3,404	11.16	11.20	0
	2016	10.77	10.94	0	10.96	11.16	0
	2015	11.45	10.77	0	11.64	10.96	0
	2014	11.50	11.45	0	11.66	11.64	1,816
	2013	13.12	11.50	0	13.27	11.66	1,769
	2012	12.48	13.12	1,491	12.61	13.27	1,723
	2011	11.57	12.48	1,483	11.66	12.61	1,866
	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
	2008	10.79	9.69	13,840	10.81	9.73	1,995
PIMCO VIT Real Return (Advisor Class)	2017	9.28	9.28	70,889	9.38	9.41	6,262
	2016	9.14	9.28	52,252	9.22	9.38	6,007
	2015	9.73	9.14	60,474	9.80	9.22	1,281
	2014	9.78	9.73	53,600	9.84	9.80	1,289
	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,054	10.65	11.20	3,453
	2011[2]	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2017	9.09	8.99	137,470	9.17	9.08	0
	2016	9.20	9.09	146,987	9.26	9.17	0
	2015	9.43	9.20	129,121	9.47	9.26	0
	2014	9.71	9.43	69,696	9.73	9.47	0
	2013	10.00	9.71	28,252	10.00	9.73	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
PIMCO VIT Total Return	2017	9.66	9.78	118,706	9.77	9.92	13,869
	2016	9.75	9.66	86,154	9.84	9.77	10,355
	2015	10.06	9.75	82,573	10.13	9.84	6,578
	2014	9.99	10.06	97,249	10.05	10.13	10,696
	2013	10.56	9.99	55,023	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	2011[2]	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2017	9.66	9.67	55,391	9.73	9.76	0
	2016	9.62	9.66	46,229	9.68	9.73	0
	2015	9.95	9.62	39,952	9.99	9.68	0
	2014	9.73	9.95	11,563	9.75	9.99	0
	2013	9.99	9.73	658	9.99	9.75	0
	2012[4]	10.00	9.99	0	10.00	9.99	0
Pioneer Equity Income VCT	2017	15.36	17.09	9,211	15.48	17.26	0
	2016	13.30	15.36	12,420	13.38	15.48	0
	2015	13.74	13.30	3,710	13.79	13.38	0
	2014	12.61	13.74	3,604	12.63	13.79	0
	2013	10.13	12.61	3,501	10.13	12.63	0
	2012[4]	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2017	10.63	10.99	10,320	10.72	11.10	0
	2016	9.67	10.63	0	9.73	10.72	0
	2015	10.46	9.67	642	10.50	9.73	0
	2014	10.86	10.46	3,591	10.88	10.50	0
	2013	10.05	10.86	15,085	10.05	10.88	0
	2012[4]	10.00	10.05	0	10.00	10.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Pioneer Real Estate Shares VCT	2017	12.91	12.89	599	13.02	13.02	0
	2016	12.63	12.91	614	12.71	13.02	0
	2015	12.51	12.63	0	12.56	12.71	0
	2014	9.92	12.51	0	9.94	12.56	0
	2013	10.11	9.92	0	10.11	9.94	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2017	9.64	9.75	7,991	9.72	9.85	0
	2016	9.30	9.64	7,863	9.35	9.72	0
	2015	9.77	9.30	9,571	9.81	9.35	0
	2014	9.75	9.77	3,428	9.77	9.81	0
	2013	10.00	9.75	3,312	10.00	9.77	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2017	9.17	9.05	34,752	9.24	9.14	0
	2016	9.09	9.17	18,721	9.15	9.24	0
	2015	9.66	9.09	20,114	9.70	9.15	0
	2014	10.10	9.66	40,729	10.13	9.70	0
	2013	10.00	10.10	178,975	10.00	10.13	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2017	9.28	10.34	156,279	9.35	10.44	0
	2016	9.41	9.28	169,802	9.46	9.35	0
	2015	10.32	9.41	277,174	10.35	9.46	0
	2014	10.19	10.32	392,166	10.21	10.35	0
	2013[5]	10.00	10.19	738,076	10.00	10.21	0
Putnam VT Capital Opportunities	2017	13.57	14.15	0	13.68	14.29	0
	2016	12.16	13.57	0	12.23	13.68	0
	2015	13.62	12.16	0	13.68	12.23	0
	2014	13.17	13.62	0	13.20	13.68	0
	2013	10.17	13.17	0	10.17	13.20	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2017	9.70	10.04	13,395	9.78	10.14	0
	2016	9.53	9.70	13,987	9.58	9.78	0
	2015	10.10	9.53	12,796	10.14	9.58	0
	2014	10.41	10.10	10,380	10.44	10.14	0
	2013	10.00	10.41	4,976	10.00	10.44	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2017	14.57	16.72	32,935	14.69	16.89	0
	2016	13.27	14.57	36,256	13.35	14.69	0
	2015	14.17	13.27	39,274	14.22	13.35	0
	2014	13.02	14.17	27,663	13.04	14.22	0
	2013	10.17	13.02	695	10.17	13.04	0
	2012[4]	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2017	12.33	13.74	0	12.43	13.87	0
	2016	11.96	12.33	0	12.03	12.43	0
	2015	12.36	11.96	0	12.41	12.03	0
	2014	11.69	12.36	0	11.71	12.41	0
	2013	10.13	11.69	0	10.13	11.71	0
	2012[4]	10.00	10.13	0	10.00	10.13	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Growth Opportunities	2017	14.84	18.77	0	14.96	18.96	0
	2016	14.42	14.84	0	14.51	14.96	0
	2015	14.78	14.42	5,080	14.84	14.51	0
	2014	13.43	14.78	11,222	13.46	14.84	0
	2013	10.21	13.43	0	10.21	13.46	0
	2012[4]	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2017	10.43	10.78	70,805	10.52	10.89	0
	2016	9.35	10.43	4,307	9.40	10.52	0
	2015	10.22	9.35	14,952	10.26	9.40	0
	2014	10.42	10.22	12,057	10.44	10.26	0
	2013	10.00	10.42	828,702	10.00	10.44	0
	2012[4]	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2017	9.49	9.68	2,469	9.56	9.77	0
	2016	9.63	9.49	1,688	9.68	9.56	0
	2015	10.11	9.63	19,327	10.15	9.68	0
	2014	9.83	10.11	122,613	9.85	10.15	0
	2013	9.99	9.83	11,538	9.99	9.85	0
	2012[4]	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2017	14.96	17.75	7,561	15.08	17.93	0
	2016	13.82	14.96	7,363	13.90	15.08	0
	2015	14.62	13.82	7,171	14.68	13.90	0
	2014	13.28	14.62	7,935	13.31	14.68	0
	2013	10.18	13.28	0	10.18	13.31	0
	2012[4]	10.00	10.18	0	10.00	10.18	0
Putnam VT Multi-Asset Absolute Return (formerly Putnam VT Absolute Return 500)	2017	9.47	9.78	32,549	9.54	9.88	0
	2016	9.73	9.47	56,294	9.79	9.54	0
	2015	10.13	9.73	95,926	10.17	9.79	0
	2014	10.09	10.13	0	10.12	10.17	0
	2013	10.04	10.09	25,556	10.04	10.12	0
	2012[54]	10.00	10.04	0	10.00	10.04	0
Rational Dynamic Momentum VA	2017[9]	10.00	10.29	1,014,386	10.00	10.30	0
Redwood Managed Volatility	2017	10.61	11.01	24,188	10.63	11.06	0
	2016	9.80	10.61	1,775	9.80	10.63	0
	2015[7]	10.00	9.80	0	10.00	9.80	0
Rydex VIF Banking	2017	5.22	5.67	42,842	5.33	5.80	0
	2016	4.25	5.22	17,023	4.32	5.33	0
	2015	4.62	4.25	16,972	4.69	4.32	0
	2014	4.62	4.62	37,033	4.69	4.69	0
	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Basic Materials	2017	10.00	11.74	9,286	10.21	12.00	0
	2016	7.91	10.00	10,558	8.06	10.21	0
	2015	9.91	7.91	7,029	10.07	8.06	0
	2014	10.44	9.91	19,347	10.59	10.07	949
	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
Rydex VIF Biotechnology	2017	21.78	27.24	4,507	22.22	27.84	0
	2016	28.07	21.78	2,954	28.58	22.22	0
	2015	26.78	28.07	4,822	27.21	28.58	0
	2014	20.89	26.78	3,294	21.18	27.21	0
	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
Rydex VIF Commodities Strategy	2017	2.67	2.69	173,456	2.72	2.75	0
	2016	2.50	2.67	279,446	2.55	2.72	0
	2015	3.91	2.50	15,820	3.97	2.55	0
	2014	6.13	3.91	7,012	6.22	3.97	0
	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
Rydex VIF Consumer Products	2017	16.75	18.04	2,114	17.09	18.44	0
	2016	16.44	16.75	2,139	16.74	17.09	0
	2015	16.02	16.44	14,809	16.28	16.74	476
	2014	14.73	16.02	25,826	14.93	16.28	1,351
	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Dow 2x Strategy	2017	15.00	22.98	7,321	15.31	23.49	0
	2016	11.88	15.00	4,680	12.10	15.31	0
	2015	12.84	11.88	7,632	13.05	12.10	0
	2014	11.38	12.84	10,626	11.54	13.05	0
	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,052	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
Rydex VIF Electronics	2017	11.19	14.17	1,870	11.42	14.48	0
	2016	9.32	11.19	2,376	9.49	11.42	0
	2015	9.45	9.32	1,932	9.60	9.49	0
	2014	7.90	9.45	3,604	8.01	9.60	2,158
	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
Rydex VIF Energy	2017	7.85	7.11	4,402	8.01	7.27	0
	2016	6.18	7.85	8,615	6.30	8.01	0
	2015	9.18	6.18	9,373	9.32	6.30	0
	2014	11.67	9.18	6,802	11.84	9.32	2,865
	2013	9.79	11.67	11,625	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
Rydex VIF Energy Services	2017	6.03	4.74	319	6.15	4.85	0
	2016	5.07	6.03	2,999	5.16	6.15	0
	2015	7.68	5.07	2,967	7.81	5.16	0
	2014	11.26	7.68	3,112	11.41	7.81	0
	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Europe 1.25x Strategy	2017	4.28	5.32	30,205	4.37	5.44	0
	2016	4.70	4.28	586	4.78	4.37	0
	2015	5.24	4.70	1,048	5.32	4.78	0
	2014	6.20	5.24	315	6.28	5.32	0
	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
Rydex VIF Financial Services	2017	6.73	7.51	34,562	6.86	7.68	0
	2016	6.01	6.73	24,216	6.12	6.86	0
	2015	6.48	6.01	42,104	6.59	6.12	0
	2014	5.96	6.48	35,824	6.04	6.59	0
	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
Rydex VIF Government Long Bond 1.2x Strategy	2017	13.02	13.79	141	13.28	14.09	0
	2016	13.52	13.02	5,554	13.77	13.28	0
	2015	14.75	13.52	12,283	14.99	13.77	0
	2014	11.34	14.75	5,788	11.50	14.99	0
	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
Rydex VIF Health Care	2017	14.96	17.75	5,444	15.26	18.15	0
	2016	17.15	14.96	4,591	17.46	15.26	0
	2015	16.98	17.15	24,654	17.25	17.46	0
	2014	14.10	16.98	72,152	14.30	17.25	1,688
	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
Rydex VIF High Yield Strategy	2017	10.64	10.99	9,632	10.67	11.03	0
	2016	9.87	10.64	8,143	9.87	10.67	0
	2015[7]	10.00	9.87	0	10.00	9.87	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Internet	2017	15.23	19.71	4,808	15.54	20.15	0
	2016	15.10	15.23	2,069	15.37	15.54	0
	2015	14.42	15.10	4,342	14.65	15.37	497
	2014	14.64	14.42	2,218	14.84	14.65	0
	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
Rydex VIF Inverse Dow 2x Strategy	2017	0.65	0.38	0	0.66	0.39	0
	2016	0.95	0.65	0	0.97	0.66	0
	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
Rydex VIF Inverse Government Long Bond Strategy	2017	2.64	2.32	41,866	2.69	2.37	0
	2016	2.81	2.64	50,528	2.86	2.69	0
	2015	2.94	2.81	46,471	2.99	2.86	0
	2014	4.06	2.94	36,605	4.12	2.99	0
	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
Rydex VIF Inverse Mid‑Cap Strategy	2017	1.78	1.49	1,203	1.82	1.52	0
	2016	2.28	1.78	41,956	2.32	1.82	0
	2015	2.38	2.28	11,992	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse NASDAQ‑100® Strategy	2017	1.53	1.11	4,399	1.56	1.14	0
	2016	1.75	1.53	3,172	1.78	1.56	0
	2015	2.08	1.75	18,785	2.11	1.78	0
	2014	2.64	2.08	2,138	2.68	2.11	0
	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
Rydex VIF Inverse Russell 2000® Strategy	2017	1.73	1.45	1,227	1.76	1.48	0
	2016	2.25	1.73	66,816	2.29	1.76	0
	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
Rydex VIF Inverse S&P 500 Strategy	2017	2.40	1.92	0	2.45	1.96	0
	2016	2.83	2.40	4,663	2.88	2.45	0
	2015	3.06	2.83	9,615	3.11	2.88	0
	2014	3.70	3.06	0	3.76	3.11	0
	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
Rydex VIF Japan 2x Strategy	2017	8.38	12.16	810	8.55	12.43	0
	2016	7.97	8.38	106	8.11	8.55	0
	2015	7.37	7.97	103	7.48	8.11	0
	2014	9.01	7.37	3,363	9.14	7.48	0
	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Leisure	2017	12.76	14.81	0	13.02	15.14	0
	2016	12.06	12.76	0	12.27	13.02	0
	2015	12.44	12.06	9,694	12.64	12.27	0
	2014	11.98	12.44	4,484	12.15	12.64	0
	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
Rydex VIF Mid-Cap 1.5x Strategy	2017	15.99	18.91	17,450	16.31	19.33	0
	2016	12.77	15.99	18,360	13.00	16.31	0
	2015	13.98	12.77	25,682	14.21	13.00	0
	2014	12.93	13.98	95,582	13.11	14.21	0
	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
Rydex VIF NASDAQ-100®	2017	18.02	22.83	29,451	18.39	23.34	0
	2016	17.60	18.02	46,809	17.92	18.39	0
	2015	16.84	17.60	39,002	17.11	17.92	459
	2014	14.84	16.84	32,931	15.05	17.11	472
	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
Rydex VIF NASDAQ-100® 2x Strategy	2017	27.89	45.66	16,388	28.45	46.68	0
	2016	26.34	27.89	24,025	26.81	28.45	0
	2015	23.78	26.34	33,370	24.17	26.81	0
	2014	18.02	23.78	13,336	18.27	24.17	0
	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Nova	2017	12.86	16.38	1,819	13.12	16.74	0
	2016	11.51	12.86	1,598	11.71	13.12	0
	2015	12.00	11.51	15,703	12.19	11.71	0
	2014	10.47	12.00	9,456	10.62	12.19	0
	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
Rydex VIF Precious Metals	2017	4.23	4.37	11,576	4.31	4.47	0
	2016	2.64	4.23	86,200	2.69	4.31	0
	2015	3.93	2.64	10,293	4.00	2.69	0
	2014	4.92	3.93	20,509	4.99	4.00	3,036
	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
Rydex VIF Real Estate	2017	8.37	8.62	18.044	8.53	8.81	0
	2016	7.86	8.37	5,625	8.00	8.53	0
	2015	8.35	7.86	160,174	8.48	8.00	0
	2014	7.14	8.35	246,004	7.24	8.48	0
	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
Rydex VIF Retailing	2017	12.95	14.11	408	13.21	14.43	0
	2016	13.36	12.95	509	13.61	13.21	0
	2015	14.02	13.36	2,840	14.25	13.61	0
	2014	13.36	14.02	962	13.54	14.25	0
	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2017	12.24	14.19	2,502	12.48	14.50	0
	2016	9.71	12.24	2,758	9.89	12.48	0
	2015	11.06	9.71	1,189	11.23	9.89	0
	2014	10.97	11.06	4,045	11.13	11.23	0
	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
Rydex VIF Russell 2000® 2x Strategy	2017	10.12	12.34	5,543	10.32	12.62	0
	2016	7.58	10.12	4,611	7.72	10.32	0
	2015	9.04	7.58	5,235	9.19	7.72	0
	2014	8.89	9.04	6,467	9.02	9.19	0
	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
Rydex VIF S&P 500 2x Strategy	2017	12.77	17.70	103,520	13.02	18.09	0
	2016	10.98	12.77	86,790	11.18	13.02	0
	2015	11.55	10.98	52,135	11.74	11.18	0
	2014	9.59	11.55	245,321	9.73	11.74	0
	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
Rydex VIF S&P 500 Pure Growth	2017	14.99	18.02	24,618	15.29	18.42	0
	2016	15.13	14.99	26,659	15.40	15.29	0
	2015	15.49	15.13	33,820	15.74	15.40	0
	2014	14.26	15.49	48,764	14.46	15.74	510
	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P 500 Pure Value	2017	12.74	14.26	21,379	13.00	14.58	0
	2016	11.23	12.74	15,477	11.44	13.00	0
	2015	12.83	11.23	4,703	13.04	11.44	0
	2014	11.97	12.83	8,517	12.14	13.04	0
	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
Rydex VIF S&P MidCap 400 Pure Growth	2017	15.70	18.01	8,645	16.02	18.41	0
	2016	15.82	15.70	12,548	16.11	16.02	0
	2015	16.17	15.82	19,289	16.43	16.11	471
	2014	17.00	16.17	12,175	17.24	16.43	0
	2013	13.12	17.00	3,862	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
Rydex VIF S&P MidCap 400 Pure Value	2017	12.51	13.67	7,876	12.76	13.97	0
	2016	10.04	12.51	11,712	10.23	12.76	0
	2015	11.80	10.04	13,132	11.99	10.23	0
	2014	11.44	11.80	8,846	11.60	11.99	0
	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
Rydex VIF S&P SmallCap 600 Pure Growth	2017	14.91	16.72	3,618	15.21	17.09	0
	2016	13.00	14.91	5,188	13.24	15.21	0
	2015	13.51	13.00	14,827	13.73	13.24	558
	2014	13.98	13.51	5,764	14.18	13.73	0
	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P SmallCap 600 Pure Value	2017	11.58	11.16	1,852	11.81	11.40	0
	2016	9.10	11.58	2,760	9.26	11.81	0
	2015	10.89	9.10	5,673	11.07	9.26	0
	2014	11.13	10.89	3,451	11.29	11.07	0
	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
Rydex VIF Strengthening Dollar 2x Strategy	2017	6.71	5.34	0	6.84	5.46	0
	2016	6.49	6.71	4,495	6.61	6.84	0
	2015	5.93	6.49	1,176	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
Rydex VIF Technology	2017	12.33	15.80	4,544	12.58	16.15	2,287
	2016	11.49	12.33	3,444	11.70	12.58	0
	2015	11.77	11.49	39,101	11.96	11.70	0
	2014	11.04	11.77	12,019	11.20	11.96	445
	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
Rydex VIF Telecommunications	2017	7.25	7.42	0	7.40	7.58	0
	2016	6.40	7.25	590	6.51	7.40	0
	2015	7.10	6.40	3,818	7.21	6.51	0
	2014	7.16	7.10	15,716	7.26	7.21	0
	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Transportation	2017	12.79	15.08	80,308	13.05	15.42	0
	2016	11.47	12.79	98,284	11.68	13.05	0
	2015	13.82	11.47	6,486	14.05	11.68	0
	2014	11.65	13.82	10,620	11.82	14.05	578
	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
Rydex VIF U.S. Government Money Market	2017	7.43	7.18	805,807	7.58	7.34	2,473
	2016	7.69	7.43	880,152	7.83	7.58	2,244
	2015	7.96	7.69	1,994,315	8.09	7.83	878
	2014	8.24	7.96	2,767,047	8.36	8.09	3,012
	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
Rydex VIF Utilities	2017	12.32	13.21	99,524	12.57	13.51	0
	2016	10.96	12.32	6,538	11.16	12.57	0
	2015	12.25	10.96	4,596	12.45	11.16	0
	2014	10.32	12.25	138,504	10.46	12.45	0
	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
Rydex VIF Weakening Dollar 2x Strategy	2017	4.27	4.92	783	4.35	5.03	0
	2016	4.84	4.27	849	4.93	4.35	0
	2015	6.02	4.84	5,258	6.12	4.93	0
	2014	7.98	6.02	5,544	8.10	6.12	0
	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
SEI VP Balanced Strategy	2017	9.57	10.29	0	9.62	10.36	0
	2016	9.27	9.57	4,416	9.30	9.62	0
	2015	9.93	9.27	4,360	9.94	9.30	0
	2014[6]	10.00	9.93	4,328	10.00	9.94	0
SEI VP Conservative Strategy	2017	9.53	9.65	1,728	9.58	9.73	0
	2016	9.51	9.53	9,079	9.54	9.58	0
	2015	9.89	9.51	1,656	9.90	9.54	0
	2014[6]	10.00	9.89	1,646	10.00	9.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
SEI VP Defensive Strategy	2017	9.30	9.20	0	9.35	9.27	0
	2016	9.43	9.30	0	9.46	9.35	0
	2015	9.81	9.43	0	9.82	9.46	0
	2014[6]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2017	9.61	10.56	0	9.66	10.64	0
	2016	9.26	9.61	0	9.29	9.66	0
	2015	9.95	9.26	0	9.96	9.29	0
	2014[6]	10.00	9.95	18	10.00	9.96	0
SEI VP Market Plus Strategy	2017	9.73	11.13	7,325	9.78	11.21	0
	2016	9.31	9.73	7,108	9.34	9.78	0
	2015	10.02	9.31	6,948	10.04	9.34	0
	2014[6]	10.00	10.02	3,128	10.00	10.04	0
SEI VP Moderate Strategy	2017	9.77	10.20	0	9.82	10.27	0
	2016	9.54	9.77	0	9.57	9.82	0
	2015	10.00	9.54	0	10.01	9.57	0
	2014[6]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2017	15.75	20.67	168,127	15.93	20.95	0
	2016	16.22	15.75	99,561	16.37	15.93	0
	2015	15.15	16.22	118,831	15.27	16.37	0
	2014	14.41	15.15	61,373	14.49	15.27	0
	2013	10.59	14.41	38,383	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	2011[2]	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2017	13.65	15.26	53,823	13.81	15.47	0
	2016	11.89	13.65	57,568	12.00	13.81	0
	2015	13.25	11.89	55,443	13.35	12.00	0
	2014	12.80	13.25	54,686	12.87	13.35	0
	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	2011[2]	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2017	20.75	25.52	10,813	20.99	25.87	0
	2016	24.06	20.75	11,010	24.29	20.99	0
	2015	22.14	24.06	20,647	22.31	24.29	0
	2014	17.47	22.14	27,663	17.56	22.31	0
	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	2011[2]	10.00	9.49	6,916	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2017	8.58	8.36	20,283	8.68	8.47	0
	2016	8.79	8.58	26,411	8.87	8.68	0
	2015	9.09	8.79	30,773	9.16	8.87	0
	2014	9.37	9.09	23,272	9.43	9.16	0
	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	2011[2]	10.00	9.82	1,013	10.00	9.83	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Developing Markets VIP Fund	2017	12.95	17.57	33,427	13.16	17.89	4,921
	2016	11.41	12.95	36,891	11.58	13.16	3,556
	2015	14.70	11.41	19,596	14.88	11.58	2,595
	2014	16.61	14.70	23,353	16.78	14.88	1,989
	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	2008[1]	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund	2017	14.06	15.85	43,358	14.29	16.14	16,007
	2016	13.58	14.06	23,694	13.77	14.29	19,079
	2015	15.03	13.58	2,082	15.22	13.77	0
	2014	17.51	15.03	490	17.69	15.22	0
	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	2008[1]	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2017	9.26	9.12	106,002	9.37	9.24	1,211
	2016	9.31	9.26	110,925	9.40	9.37	0
	2015	10.07	9.31	109,596	10.15	9.40	9,236
	2014	10.24	10.07	83,883	10.29	10.15	0
	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,424	9.39	10.46	415
	2011[2]	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund	2017	11.23	12.86	0	11.36	13.03	0
	2016	10.61	11.23	5,571	10.71	11.36	0
	2015	11.74	10.61	6,663	11.83	10.71	0
	2014	12.50	11.74	11,847	12.57	11.83	0
	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2017	10.00	10.97	0	10.12	11.12	0
	2016	9.22	10.00	0	9.31	10.12	0
	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	5,330	10.45	10.56	0
	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	2011[2]	10.00	7.35	0	10.00	7.36	0
TOPS® Aggressive Growth ETF	2017[9]	10.00	10.84	0	10.00	10.84	0
TOPS® Balanced ETF	2017[9]	10.00	10.35	0	10.00	10.35	0
TOPS® Conservative ETF	2017[9]	10.00	10.16	0	10.00	10.17	0
TOPS® Growth ETF	2017[9]	10.00	10.70	0	10.00	10.71	0
TOPS® Managed Risk Balanced ETF	2017[9]	10.00	10.34	0	10.00	10.35	0
TOPS® Managed Risk Growth ETF	2017[9]	10.00	10.72	0	10.00	10.73	0
TOPS® Managed Risk Moderate Growth ETF	2017[9]	10.00	10.52	0	10.00	10.52	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
TOPS® Moderate Growth ETF	2017[9]	10.00	10.50	0	10.00	10.51	0
VanEck VIP Global Gold	2017	7.28	7.93	0	7.33	8.01	0
	2016	5.09	7.28	86,848	5.12	7.33	0
	2015	6.95	5.09	6,396	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[5]	10.00	7.66	0	10.00	7.67	0
VanEck VIP Global Hard Assets	2017	5.47	5.18	6,183	5.53	5.52	0
	2016	3.95	5.47	47,112	3.99	5.53	0
	2015	6.16	3.95	6,741	6.20	3.99	0
	2014	7.90	6.16	6,595	7.95	6.20	0
	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	2011[2]	10.00	7.45	3,260	10.00	7.46	0
Vanguard® VIF Balanced	2017	10.44	11.52	274	10.46	11.57	0
	2016	9.77	10.44	0	9.78	10.46	0
	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2017	10.48	12.99	3,524	10.50	13.04	0
	2016	9.82	10.48	1,636	9.82	10.50	0
	2015[7]	10.00	9.82	0	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2017	10.03	10.71	5,521	10.06	10.75	0
	2016	9.84	10.03	0	9.84	10.06	0
	2015[7]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2017	10.54	11.47	4,322	10.56	11.52	0
	2016	9.69	10.54	0	9.70	10.56	0
	2015[7]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2017	10.83	12.32	20,682	10.85	12.37	0
	2016	9.78	10.83	10,801	9.78	10.85	0
	2015[7]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2017	10.48	12.27	1,964	10.51	12.32	0
	2016	9.74	10.48	1,001	9.75	10.51	0
	2015[7]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2017	9.40	11.84	551	9.42	11.90	0
	2016	9.88	9.40	0	9.88	9.42	0
	2015[7]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2017	10.47	10.78	37,998	10.50	10.83	0
	2016	9.77	10.47	727	9.78	10.50	0
	2015[7]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2017	9.50	13.05	23,118	9.53	13.10	0
	2016	9.70	9.50	0	9.70	9.53	0
	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2017	10.41	11.92	12,213	10.43	11.98	0
	2016	9.73	10.41	3,441	9.74	10.43	0
	2015[7]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2017	10.13	11.19	46,521	10.16	11.24	0
	2016	9.79	10.13	82	9.79	10.16	0
	2015[7]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)	2017	10.57	10.66	2,092	10.60	10.70	0
	2016	10.14	10.57	19,207	10.14	10.60	0
	2015[7]	10.00	10.14	0	10.00	10.14	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Vanguard® VIF Short Term Investment Grade	2017	9.80	9.62	27,497	9.82	9.66	0
	2016	9.91	9.80	5,467	9.91	9.82	0
	2015[7]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2017	10.73	12.74	10,771	10.75	12.80	0
	2016	9.70	10.73	2,288	9.70	10.75	0
	2015[7]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2017	9.78	9.74	98,717	9.81	9.78	0
	2016	9.92	9.78	30,899	9.93	9.81	0
	2015[7]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2017	10.54	12.26	12,452	10.56	12.32	0
	2016	9.73	10.54	11,230	9.73	10.56	0
	2015[7]	10.00	9.73	0	10.00	9.73	0
Virtus Duff & Phelps International Series	2017	7.55	8.45	90,659	7.60	8.53	25,685
	2016	7.94	7.55	29,719	7.98	7.60	23,621
	2015	9.18	7.94	7,389	9.21	7.98	0
	2014	9.89	9.18	9,992	9.90	9.21	0
	2013[5]	10.00	9.89	4,913	10.00	9.90	0
Virtus Duff & Phelps Real Estate Securities Series	2017	11.42	11.69	8,738	11.50	11.80	0
	2016	11.06	11.42	14,199	11.12	11.50	0
	2015	11.19	11.06	13,238	11.22	11.12	0
	2014	8.80	11.19	7,753	8.81	11.22	0
	2013[5]	10.00	8.80	0	10.00	8.81	0
Virtus KAR Small-Cap Growth Series	2017	13.36	18.18	18,693	13.43	18.32	0
	2016	10.98	13.36	15,066	11.02	13.43	0
	2015	11.29	10.98	3,166	11.30	11.02	0
	2014[6]	10.00	11.29	3,436	10.00	11.30	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2017	9.58	9.87	68,849	9.65	9.97	0
	2016	9.07	9.58	18,813	9.12	9.65	0
	2015	9.51	9.07	16,389	9.54	9.12	0
	2014	9.66	9.51	15,985	9.67	9.54	0
	2013[5]	10.00	9.66	2,605	10.00	9.67	0
Virtus Rampart Equity Trend Series (formerly Virtus Equity Trend Series)	2017	9.35	10.88	1,068	9.42	10.98	0
	2016	9.77	9.35	1,014	9.83	9.42	0
	2015	11.16	9.77	10,707	11.19	9.83	2,702
	2014	11.30	11.16	28,256	11.31	11.19	0
	2013[5]	10.00	11.30	8,702	10.00	11.31	0
Virtus Strategic Allocation Series	2017	10.10	11.61	0	10.18	11.72	0
	2016	10.37	10.10	0	10.43	10.18	0
	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[5]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2017	13.51	16.26	0	13.62	16.42	0
	2016	13.08	13.51	0	13.16	13.62	0
	2015	13.53	13.08	0	13.58	13.16	0
	2014	12.92	13.53	2	12.94	13.58	0
	2013	10.17	12.92	0	10.17	12.94	0
	2012[4]	10.00	10.17	0	10.00	10.17	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
VY Clarion Global Real Estate Portfolio	2017	10.21	10.89	7,452	10.29	11.00	0
	2016	10.52	10.21	8,062	10.59	10.29	0
	2015	11.10	10.52	7,691	11.14	10.59	0
	2014	10.11	11.10	7,370	10.13	11.14	0
	2013	10.11	10.11	9,347	10.11	10.13	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio	2017	12.45	12.63	8,136	12.55	12.76	0
	2016	12.39	12.45	1,061	12.46	12.55	0
	2015	12.47	12.39	3,111	12.53	12.46	0
	2014	9.95	12.47	11,431	9.97	12.53	0
	2013	10.11	9.95	5,526	10.11	9.97	0
	2012[4]	10.00	10.11	0	10.00	10.11	0
Wells Fargo International Equity VT	2017	9.24	11.10	6,515	9.35	11.25	0
	2016	9.26	9.24	2,625	9.35	9.35	0
	2015	9.41	9.26	2,428	9.49	9.35	0
	2014	10.30	9.41	3,278	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[2]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT	2017	12.69	16.50	0	12.84	16.72	0
	2016	13.07	12.69	0	13.19	12.84	0
	2015	13.35	13.07	1,341	13.45	13.19	0
	2014	13.30	13.35	11,196	13.37	13.45	0
	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	2011[2]	10.00	8.46	0	10.00	8.47	0
Wells Fargo Opportunity VT	2017	13.97	16.25	2,560	14.25	16.61	0
	2016	12.88	13.97	499	13.12	14.25	0
	2015	13.76	12.88	1,144	13.98	13.12	0
	2014	12.90	13.76	1,115	13.08	13.98	0
	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Western Asset Variable Global High Yield Bond	2017	9.87	10.34	3,326	9.95	10.44	0
	2016	8.86	9.87	3,909	8.91	9.95	0
	2015	9.76	8.86	3,794	9.80	8.91	0
	2014	10.26	9.76	3,682	10.28	9.80	0
	2013	10.01	10.26	2,876	10.01	10.28	0
	2012[4]	10.00	10.01	0	10.00	10.01	0
1   For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2   For the period April 18, 2011 (date of inception) through December 31, 2011.
3   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4   For the period December 28, 2012 (date of inception) through December 31, 2012.
5   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
6   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
7   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8   Effective August 18, 2017, the subaccount began investing in Class 3 of 7Twelve Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve Balanced Portfolio.
9   For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

APPENDIX B
Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future "safety net" by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the "Guaranteed Minimum Income Benefit"), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:
•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment "floor." However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:
•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less
•	any premium tax, less
•	an adjustment for withdrawals, increased
•	at an annual effective rate of interest of 6%.
Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.
•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Guaranteed Minimum Income Benefit.
•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:
•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.
•	6% of Contract Value if you purchase this rider on a Contract Anniversary.
The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.
•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:
➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and
➢	second by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.
What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider's issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,
2.	Annuity Option 4B, or
3.	the Alternate Benefit, as discussed below.
If you choose Annuity Option 2 or Annuity Option 4B:
•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10‑year period certain.
•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10‑year period certain.
•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
•	For more information, see the discussion of Option 2 and Option 4B under "Annuity Options."
If you choose the Alternate Benefit:
•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and
b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.
•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under "Annuity Options."

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2018

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915B (PRS)	32-69150-02 2018/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)
•	Deutsche Capital Growth VIP
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2018

V6915B (PRS)	32-69150-02 2018/05/01

•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)
•	Deutsche Small Mid Cap Value VIP
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short‑Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
2

•	Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth
•	Ivy VIP Value
•	Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)
•	Janus Henderson VIT Forty (formerly Janus Aspen Forty)
•	Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)
•	Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)
•	Janus Henderson VIT Research (formerly Janus Aspen Research)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Socially Responsive)
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Multi-Asset Absolute Return (formerly Putnam VT Absolute Return 500)
•	Rational Dynamic Momentum VA
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
3

•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small‑Cap Growth Series
•	Virtus Newfleet Multi‑Sector Intermediate Bond Series
•	Virtus Rampart Equity Trend Series (formerly Virtus Equity Trend Series)[2]
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2018, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we”, “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

9

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
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Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	1.20%
1 During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2 The administration charge differs by Subaccount and currently ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3 The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.14%	24.65%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.14%	2.20%
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2 Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
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Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$343	$4,557	$7,198	$10,250

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$136	$ 425	$ 734	$1,613

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
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The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments often involve a mix of strategies that offer potential diversification or market exposure benefits but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
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Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.
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Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
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Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
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Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute the requisite order(s). The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s). Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted
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that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automatic Allocation Program proportionally to the other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts. See “Closed Subaccounts” below.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
BlackRock Global Opportunities V.I.	May 1, 2017
Virtus Rampart Equity Trend Series	June 22, 2018

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount.
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
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If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

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•
If you had Contract Value allocated to the BlackRock Global Opportunities V.I. Subaccount on May 1, 2017, your Contract Value will remain invested in that Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 29, 2018. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount.

•
The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. If you have Contract Value allocated to that Subaccount at the time that it closes, your Contract Value will remain invested in that Subaccount. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. After the Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does
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not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable
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Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater
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than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche International Growth VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Multi-Asset Absolute Return
30 days
Rational Dynamic Momentum VA	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Rampart Equity Trend Series[1], Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1 The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these
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detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception,the Probabilities, Redwood, Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined
27

by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received by 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following
28

Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining
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age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
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The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
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The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
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Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over
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(ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,
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all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the
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requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

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•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
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Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under
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the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to
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the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully
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taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed
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and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single taxpayer in 2018). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000 (for 2018). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income for 2018 ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
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Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in
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the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
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Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
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Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
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Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
Contract Sales. The Contract is offered to the public through SDL’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the “Selling Broker-Dealers”). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2017, 2016, and 2015, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Payment of Compensation. The Company may pay commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the
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Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: Cambridge Investment Research, Inc., Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., Sagepoint Financial, Inc. and Securities America, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended
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periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
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Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio	3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche International Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.
53

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
54

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; Fidelity Inv Money Mgmt. Inc; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments, LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
55

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Security Investors, LLC
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors, LLC
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Security Investors, LLC
56

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC
Invesco V.I. American Franchise	Series II	Seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt., Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt., Inc.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Multi-Asset Absolute Return	IB	Seeks a positive total return.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.
Rational Dynamic Momentum VA	A	Seeks capital appreciation uncorrelated to global equity markets.	Rational Advisors, Inc.	Chesapeake Capital Corp.
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors, LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors, LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors, LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors, LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors, LLC
62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors, LLC
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors, LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors, LLC
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors, LLC
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Security Investors, LLC
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Security Investors, LLC
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors, LLC
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors, LLC
63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors, LLC
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors, LLC
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors, LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors, LLC
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Security Investors, LLC
65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors, LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors, LLC
66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors, LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors, LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors, LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors, LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors, LLC	Valu-Trac Investment Mgmt. Ltd.
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors, LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
67

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
68

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners, LLC; William Blair Investment Mgmt., LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd.; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt., LLC
Virtus Rampart Equity Trend Series[1]	A	Seeks long-term capital appreciation.	Virtus Investment Advisors	Rampart Investment Mgmt. Co. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co; Newfleet Asset Mgmt., LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd.
1 The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments for more information.

70

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[8]	2017	9.27	9.88	62,599
	2016	8.78	9.27	15,358
	2015	9.81	8.78	19,183
	2014	10.19	9.81	18,629
	2013[5]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2017	9.55	10.55	4,193
	2016	9.56	9.55	0
	2015	10.03	9.56	2,549
	2014[6]	10.00	10.03	2,473
AB VPS Global Thematic Growth	2017	11.67	15.36	2,743
	2016	12.18	11.67	0
	2015	12.29	12.18	0
	2014	12.13	12.29	0
	2013	10.22	12.13	0
	2012[4]	10.00	10.22	0
AB VPS Growth and Income	2017	14.65	16.79	5,126
	2016	13.66	14.65	8,419
	2015	13.94	13.66	10,372
	2014	13.20	13.94	6,530
	2013	10.15	13.20	10,452
	2012[4]	10.00	10.15	0
AB VPS Small/Mid Cap Value	2017	15.68	17.10	7,375
	2016	13.01	15.68	5,964
	2015	14.28	13.01	2,472
	2014	13.57	14.28	2,972
	2013	10.20	13.57	5,379
	2012[4]	10.00	10.20	0
Alger Capital Appreciation	2017	14.51	18.33	33,452
	2016	14.99	14.51	9,288
	2015	14.65	14.99	9,173
	2014	13.36	14.65	4,401
	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	2011[2]	10.00	9.01	0
Alger Large Cap Growth	2017	12.55	15.52	6,687
	2016	13.15	12.55	5,928
	2015	13.43	13.15	12,531
	2014	12.57	13.43	1,892
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[2]	10.00	9.15	0
A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
ALPS/Alerian Energy Infrastructure	2017	9.38	8.98	11,570
	2016	6.89	9.38	8,053
	2015	11.50	6.89	5,870
	2014	10.64	11.50	6,569
	2013[5]	10.00	10.64	5,764
American Century VP Income & Growth	2017	14.70	17.08	31,025
	2016	13.44	14.70	27,026
	2015	14.79	13.44	36,611
	2014	13.63	14.79	19,859
	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	2011[2]	10.00	9.42	0
American Century VP Inflation Protection	2017	8.36	8.37	16,478
	2016	8.29	8.36	12,776
	2015	8.79	8.29	5,643
	2014	8.81	8.79	2,865
	2013	9.97	8.81	2,780
	2012[4]	10.00	9.97	0
American Century VP International	2017	9.11	11.52	9,394
	2016	9.98	9.11	18,569
	2015	10.28	9.98	18,177
	2014	11.28	10.28	12,898
	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	2011[2]	10.00	8.17	0
American Century VP Mid Cap Value	2017	16.36	17.62	8,040
	2016	13.80	16.36	9,630
	2015	14.51	13.80	12,460
	2014	12.92	14.51	14,478
	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	2011[2]	10.00	9.17	0
American Century VP Value	2017	15.39	16.15	25,095
	2016	13.25	15.39	35,704
	2015	14.29	13.25	21,861
	2014	13.10	14.29	21,794
	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	2011[2]	10.00	9.32	519
American Funds IS® Asset Allocation	2017	10.49	11.75	355,932
	2016	9.95	10.49	0
	2015	10.18	9.95	0
	2014[6]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2017	11.60	13.08	13,858
	2016	10.13	11.60	403,102
	2015	10.84	10.13	123,166
	2014[6]	10.00	10.84	3,516
American Funds IS® Global Bond	2017	8.69	8.95	3,399
	2016	8.78	8.69	911
	2015	9.49	8.78	910
	2014[6]	10.00	9.49	1,678

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® Global Growth	2017	10.15	12.85	644
	2016	10.47	10.15	53
	2015	10.16	10.47	119
	2014[6]	10.00	10.16	0
American Funds IS® Global Growth and Income	2017	9.86	11.99	453
	2016	9.54	9.86	440
	2015	10.04	9.54	549
	2014[6]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2017	9.42	11.43	1,822
	2016	9.58	9.42	0
	2015	9.91	9.58	0
	2014[6]	10.00	9.91	0
American Funds IS® Growth	2017	11.53	14.26	128,309
	2016	10.93	11.53	1,070
	2015	10.62	10.93	5,630
	2014[6]	10.00	10.62	22
American Funds IS® Growth-Income	2017	11.15	13.15	32,895
	2016	10.38	11.15	2,527
	2015	10.61	10.38	917
	2014[6]	10.00	10.61	0
American Funds IS® International	2017	8.65	11.02	22,872
	2016	8.67	8.65	7,648
	2015	9.42	8.67	9,525
	2014[6]	10.00	9.42	0
American Funds IS® International Growth and Income	2017	8.14	9.80	300,178
	2016	8.32	8.14	16,753
	2015	9.15	8.32	13,866
	2014[6]	10.00	9.15	0
American Funds IS® Mortgage	2017	9.65	9.41	1,411
	2016	9.79	9.65	27,209
	2015	9.98	9.79	1,938
	2014[6]	10.00	9.98	0
American Funds IS® New World	2017	8.57	10.68	219,543
	2016	8.44	8.57	20,820
	2015	9.04	8.44	19,955
	2014[6]	10.00	9.04	5,434
American Funds IS® U.S. Government/AAA‑Rated Securities	2017	9.51	9.30	0
	2016	9.75	9.51	20,392
	2015	9.96	9.75	16,953
	2014[6]	10.00	9.96	2,038
BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)	2017	14.15	16.68	2,546
	2016	13.29	14.15	0
	2015	13.72	13.29	3,564
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[2]	10.00	9.07	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Basic Value V.I.	2017	14.11	14.72	6,766
	2016	12.40	14.11	0
	2015	13.68	12.40	0
	2014	12.92	13.68	12,138
	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	2011[2]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2017	12.48	16.02	3,446
	2016	12.93	12.48	0
	2015	12.56	12.93	0
	2014	11.97	12.56	6,978
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[2]	10.00	8.47	0
BlackRock Equity Dividend V.I.	2017	14.01	15.77	35,455
	2016	12.49	14.01	36,015
	2015	13.04	12.49	17,585
	2014	12.38	13.04	21,943
	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	2011[2]	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2017	10.02	11.01	10,342
	2016	9.99	10.02	13,283
	2015	10.45	9.99	28,010
	2014	10.61	10.45	20,101
	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	2011[2]	10.00	9.04	0
BlackRock Global Opportunities V.I.	2017	10.21	12.33	749
	2016	10.23	10.21	727
	2015	10.54	10.23	706
	2014	11.41	10.54	1,123
	2013	9.12	11.41	2,908
	2012	8.26	9.12	1,800
	2011[3]	10.00	8.26	0
BlackRock High Yield V.I.	2017	10.58	10.95	139,524
	2016	9.71	10.58	83,987
	2015	10.45	9.71	15,353
	2014	10.55	10.45	12,947
	2013	10.02	10.55	90,486
	2012[4]	10.00	10.02	0
BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)	2017	14.65	18.29	2,146
	2016	14.10	14.65	2,083
	2015	14.24	14.10	2,021
	2014	12.93	14.24	1,961
	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	2011[2]	10.00	9.04	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Capital Growth VIP	2017	14.67	17.85	1,696
	2016	14.60	14.67	1,667
	2015	13.95	14.60	6,367
	2014	12.81	13.95	6,583
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[2]	10.00	8.85	0
Deutsche Core Equity VIP[3]	2017	15.33	17.88	6,511
	2016	14.40	15.33	6,609
	2015	14.20	14.40	9,647
	2014	13.18	14.20	1,462
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[2]	10.00	8.93	0
Deutsche CROCI® U.S. VIP	2017	10.79	12.76	0
	2016	11.70	10.79	0
	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	2011[2]	10.00	9.18	0
Deutsche Global Small Cap VIP	2017	10.86	12.54	1,936
	2016	11.09	10.86	363
	2015	11.38	11.09	464
	2014	12.31	11.38	1,555
	2013	9.39	12.31	461
	2012	8.46	9.39	200
	2011[2]	10.00	8.46	0
Deutsche Government & Agency Securities VIP	2017	9.08	8.89	994
	2016	9.33	9.08	2,322
	2015	9.69	9.33	4,583
	2014	9.56	9.69	7,489
	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	2011[2]	10.00	10.33	2,500
Deutsche High Income VIP	2017	10.16	10.52	0
	2016	9.33	10.16	0
	2015	10.16	9.33	0
	2014	10.39	10.16	0
	2013	10.01	10.39	2,942
	2012[4]	10.00	10.01	0
Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)	2017	9.66	11.69	9,278
	2016	9.67	9.66	0
	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[2]	10.00	7.87	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Small Mid Cap Value VIP	2017	12.90	13.73	1,572
	2016	11.46	12.90	0
	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	2011[2]	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2017	9.08	8.92	32,092
	2016	9.27	9.08	65,364
	2015	9.49	9.27	63,606
	2014	9.59	9.49	30,880
	2013	10.00	9.59	6,080
	2012[4]	10.00	10.00	0
Dimensional VA International Small Portfolio	2017	11.66	14.58	52,446
	2016	11.41	11.66	51,843
	2015	11.21	11.41	55,124
	2014	12.36	11.21	22,534
	2013	10.11	12.36	2,116
	2012[4]	10.00	10.11	0
Dimensional VA International Value Portfolio	2017	9.97	12.07	90,321
	2016	9.50	9.97	83,705
	2015	10.61	9.50	79,458
	2014	11.88	10.61	39,428
	2013	10.15	11.88	13,705
	2012[4]	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2017	8.70	8.44	90,269
	2016	8.97	8.70	124,899
	2015	9.29	8.97	62,041
	2014	9.65	9.29	29,271
	2013	10.00	9.65	53,813
	2012[4]	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2017	15.42	17.66	108,868
	2016	13.48	15.42	86,881
	2015	14.50	13.48	87,340
	2014	13.81	14.50	42,755
	2013	10.20	13.81	6,744
	2012[4]	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2017	15.86	16.75	46,236
	2016	12.93	15.86	45,381
	2015	14.18	12.93	52,407
	2014	14.21	14.18	29,333
	2013	10.21	14.21	3,346
	2012[4]	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2017	16.13	17.52	17,287
	2016	13.28	16.13	13,986
	2015	14.08	13.28	14,547
	2014	13.86	14.08	4,893
	2013	10.20	13.86	3,062
	2012[4]	10.00	10.20	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus IP Technology Growth	2017	13.84	19.03	1,428
	2016	13.72	13.84	969
	2015	13.41	13.72	444
	2014	13.02	13.41	328
	2013	10.17	13.02	282
	2012[4]	10.00	10.17	0
Dreyfus Stock Index	2017	14.84	17.37	21,260
	2016	13.78	14.84	14,462
	2015	14.14	13.78	4,243
	2014	12.94	14.14	7,230
	2013	10.17	12.94	0
	2012[4]	10.00	10.17	0
Dreyfus VIF Appreciation	2017	12.07	14.81	0
	2016	11.61	12.07	0
	2015	12.35	11.61	5,587
	2014	11.85	12.35	0
	2013	10.16	11.85	0
	2012[4]	10.00	10.16	0
Dreyfus VIF International Value	2017	6.07	7.51	6,031
	2016	6.38	6.07	3,192
	2015	6.81	6.38	3,451
	2014	7.80	6.81	3,369
	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
Eaton Vance VT Floating-Rate Income	2017	9.84	9.83	15,524
	2016	9.35	9.84	92,342
	2015	9.77	9.35	14,472
	2014[6]	10.00	9.77	1,935
Federated Fund for U.S. Government Securities II	2017	9.89	9.74	51,261
	2016	10.08	9.89	49,344
	2015	10.38	10.08	35,975
	2014	10.27	10.38	3,354
	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Federated High Income Bond II	2017	13.69	14.09	19,963
	2016	12.37	13.69	11,760
	2015	13.16	12.37	1,806
	2014	13.30	13.16	2,896
	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
Fidelity® VIP Balanced	2017	12.12	13.60	65,453
	2016	11.73	12.12	75,225
	2015	12.10	11.73	105,035
	2014	11.38	12.10	98,936
	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	2011[2]	10.00	8.90	0
Fidelity® VIP Contrafund®	2017	13.26	15.57	47,685
	2016	12.74	13.26	67,146
	2015	13.13	12.74	72,639
	2014	12.17	13.13	59,878
	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
Fidelity® VIP Disciplined Small Cap	2017	15.27	15.76	4,088
	2016	12.93	15.27	3,859
	2015	13.68	12.93	3,823
	2014	13.49	13.68	1,839
	2013	10.12	13.49	482
	2012	8.84	10.12	0
	2011[2]	10.00	8.84	510
Fidelity® VIP Emerging Markets	2017	8.51	12.09	30,504
	2016	8.56	8.51	21,521
	2015	9.88	8.56	26,578
	2014	10.11	9.88	5,001
	2013	10.09	10.11	26,868
	2012[4]	10.00	10.09	0
Fidelity® VIP Growth & Income	2017	15.47	17.43	11,148
	2016	13.83	15.47	11,143
	2015	14.69	13.83	10,363
	2014	13.79	14.69	15,115
	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	2011[2]	10.00	9.38	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth Opportunities	2017	13.42	17.40	7,916
	2016	13.89	13.42	11,386
	2015	13.64	13.89	14,919
	2014	12.61	13.64	21,749
	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
Fidelity® VIP High Income	2017	10.20	10.53	8,803
	2016	9.24	10.20	21,491
	2015	9.95	9.24	2,690
	2014	10.21	9.95	4,925
	2013	10.00	10.21	70,199
	2012[4]	10.00	10.00	0
Fidelity® VIP Index 500	2017	13.33	15.64	135,480
	2016	12.37	13.33	213,726
	2015	12.67	12.37	102,940
	2014	11.57	12.67	100,999
	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
Fidelity® VIP Investment Grade Bond	2017	10.70	10.75	71,497
	2016	10.60	10.70	103,503
	2015	11.07	10.60	67,542
	2014	10.85	11.07	50,550
	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
Fidelity® VIP Mid Cap	2017	12.65	14.73	28,528
	2016	11.70	12.65	60,262
	2015	12.31	11.70	45,984
	2014	12.02	12.31	43,460
	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	2011[2]	10.00	8.27	115
Fidelity® VIP Overseas	2017	9.17	11.52	21,319
	2016	10.02	9.17	11,321
	2015	10.04	10.02	8,154
	2014	11.34	10.04	5,379
	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	2011[2]	10.00	7.75	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Real Estate	2017	13.93	13.97	25,628
	2016	13.67	13.93	36,657
	2015	13.68	13.67	40,695
	2014	10.91	13.68	41,484
	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	2011[2]	10.00	9.72	517
Fidelity® VIP Strategic Income	2017	10.08	10.47	23,015
	2016	9.66	10.08	29,051
	2015	10.20	9.66	8,817
	2014	10.21	10.20	7,978
	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	2011[2]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2017	9.91	10.66	18,651
	2016	9.95	9.91	117,709
	2015[7]	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2017	11.88	14.57	0
	2016	12.67	11.88	0
	2015	12.56	12.67	0
	2014	12.25	12.56	4,978
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[2]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2017	14.08	15.76	2,028
	2016	13.06	14.08	1,968
	2015	13.64	13.06	1,910
	2014	12.93	13.64	1,854
	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	2011[2]	10.00	9.53	0
Franklin Income VIP Fund	2017	11.31	11.99	65,320
	2016	10.27	11.31	69,259
	2015	11.44	10.27	64,851
	2014	11.32	11.44	209,620
	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	2011[2]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2017	13.05	16.15	281
	2016	13.75	13.05	0
	2015	13.48	13.75	0
	2014	12.41	13.48	2,102
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[2]	10.00	9.20	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Mutual Global Discovery VIP Fund	2017	12.61	13.23	16,811
	2016	11.63	12.61	17,092
	2015	12.50	11.63	27,531
	2014	12.24	12.50	28,245
	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	2011[2]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2017	13.29	13.91	296
	2016	11.85	13.29	7,632
	2015	12.90	11.85	0
	2014	12.47	12.90	3,092
	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	2011[2]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2017	14.66	17.07	41,171
	2016	13.07	14.66	44,513
	2015	14.05	13.07	27,298
	2014	13.37	14.05	28,673
	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	2011[2]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2017	14.38	15.38	28,181
	2016	11.44	14.38	61,882
	2015	12.78	11.44	8,331
	2014	13.16	12.78	8,007
	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	2011[2]	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund	2017	22.93	26.89	1,522
	2016	22.78	22.93	9,072
	2015	24.23	22.78	2,733
	2014	23.33	24.23	3,708
	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	2008[1]	10.00	10.38	0
Franklin Strategic Income VIP Fund	2017	10.08	10.18	37,010
	2016	9.66	10.08	16,554
	2015	10.41	9.66	18,735
	2014	10.58	10.41	16,865
	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	2011[2]	10.00	9.73	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin U.S. Government Securities VIP Fund	2017	9.00	8.81	7,941
	2016	9.25	9.00	22,849
	2015	9.53	9.25	8,275
	2014	9.54	9.53	14,258
	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	2011[2]	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2017	12.45	15.26	7,460
	2016	12.70	12.45	9,914
	2015	13.87	12.70	3,878
	2014	12.92	13.87	5,417
	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	2011[2]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2017	9.05	8.87	11,124
	2016	9.27	9.05	12,296
	2015	9.64	9.27	17,685
	2014	9.99	9.64	33,203
	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	2011[2]	10.00	10.37	0
Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)	2017	9.07	11.06	2,241
	2016	9.67	9.07	2,202
	2015	9.93	9.67	2,267
	2014	11.14	9.93	11,753
	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	2011[2]	10.00	7.98	0
Goldman Sachs VIT Large Cap Value	2017	13.63	14.43	0
	2016	12.68	13.63	0
	2015	13.75	12.68	11,032
	2014	12.64	13.75	7,606
	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	2011[2]	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2017	13.10	14.03	33,423
	2016	11.97	13.10	46,651
	2015	13.69	11.97	32,245
	2014	12.51	13.69	43,021
	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	2011[2]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2017	14.74	15.84	1,283
	2016	12.40	14.74	0
	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[2]	10.00	8.99	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Strategic Growth	2017	14.62	18.41	7,471
	2016	14.88	14.62	7,276
	2015	14.93	14.88	8,209
	2014	13.63	14.93	10,608
	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	2011[2]	10.00	9.25	0
Guggenheim VIF All Cap Value	2017	22.92	25.42	0
	2016	19.34	22.92	27
	2015	21.00	19.34	16
	2014	20.20	21.00	8
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008[1]	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2017	10.11	10.11	41,187
	2016	9.64	10.11	44,166
	2015	9.91	9.64	54,086
	2014	10.02	9.91	51,639
	2013[5]	10.00	10.02	61,886
Guggenheim VIF Global Managed Futures Strategy	2017	5.26	5.53	7,503
	2016	6.39	5.26	1,840
	2015	6.72	6.39	14,599
	2014	6.21	6.72	7,684
	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	2008[1]	10.00	9.57	1,723
Guggenheim VIF High Yield	2017	11.27	11.57	52,376
	2016	9.93	11.27	91,537
	2015	10.70	9.93	31,468
	2014	10.80	10.70	26,007
	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	2011[2]	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2017	21.20	23.72	2,264
	2016	18.08	21.20	9,673
	2015	19.72	18.08	961
	2014	18.64	19.72	32
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	2008[1]	10.00	10.28	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Long Short Equity	2017	8.69	9.64	4,527
	2016	8.93	8.69	22,207
	2015	9.13	8.93	42,111
	2014	9.20	9.13	33,959
	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
Guggenheim VIF Managed Asset Allocation	2017	11.88	13.13	0
	2016	11.39	11.88	0
	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[2]	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2017	24.58	27.00	5,231
	2016	20.07	24.58	15,343
	2015	22.29	20.07	1,666
	2014	22.86	22.29	2,164
	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	2008[1]	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2017	7.00	7.01	11,004
	2016	7.28	7.00	10,546
	2015	7.40	7.28	19,857
	2014	7.32	7.40	8,815
	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
Guggenheim VIF Small Cap Value	2017	16.76	16.79	3,180
	2016	13.70	16.76	1,799
	2015	15.19	13.70	3,131
	2014	15.94	15.19	4,435
	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Large Core	2017	15.16	17.90	22,450
	2016	13.84	15.16	8,374
	2015	14.12	13.84	1,611
	2014	12.65	14.12	1,013
	2013	10.16	12.65	0
	2012[4]	10.00	10.16	0
Guggenheim VIF StylePlus Large Growth	2017	13.75	17.28	4,248
	2016	13.09	13.75	0
	2015	12.84	13.09	165
	2014	11.53	12.84	1,749
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[2]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2017	25.25	30.41	884
	2016	24.06	25.25	1,505
	2015	24.92	24.06	0
	2014	22.82	24.92	2,648
	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	2008[1]	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2017	15.28	18.07	1,672
	2016	13.94	15.28	560
	2015	14.62	13.94	2,128
	2014	13.91	14.62	584
	2013	10.19	13.91	0
	2012[4]	10.00	10.19	0
Guggenheim VIF Total Return Bond	2017	10.34	10.66	98,702
	2016	10.02	10.34	69,802
	2015	10.26	10.02	181,121
	2014	9.82	10.26	111,501
	2013	9.99	9.82	0
	2012[4]	10.00	9.99	0
Guggenheim VIF World Equity Income	2017	8.85	9.83	11,659
	2016	8.30	8.85	12,971
	2015	8.65	8.30	9,669
	2014	8.52	8.65	8,613
	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. American Franchise	2017	13.16	16.16	0
	2016	13.36	13.16	0
	2015	13.20	13.36	0
	2014	12.63	13.20	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[2]	10.00	8.54	0
Invesco V.I. American Value	2017	13.59	14.40	35,083
	2016	12.21	13.59	35,007
	2015	13.95	12.21	34,315
	2014	13.19	13.95	35,639
	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	2011[2]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2017	10.01	10.63	639
	2016	9.30	10.01	0
	2015	10.07	9.30	0
	2014[6]	10.00	10.07	0
Invesco V.I. Comstock	2017	14.55	16.52	0
	2016	12.87	14.55	59
	2015	14.20	12.87	88
	2014	13.47	14.20	1,497
	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	2011[2]	10.00	8.95	781
Invesco V.I. Core Equity	2017	12.50	13.63	744
	2016	11.76	12.50	722
	2015	12.95	11.76	700
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[2]	10.00	9.09	0
Invesco V.I. Equity and Income	2017	13.15	14.07	6,888
	2016	11.85	13.15	10,435
	2015	12.59	11.85	25,357
	2014	11.98	12.59	4,488
	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	2011[2]	10.00	9.15	0
Invesco V.I. Global Core Equity	2017	10.11	11.97	0
	2016	9.83	10.11	0
	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[2]	10.00	8.23	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)	2017	14.30	15.96	244
	2016	16.76	14.30	265
	2015	16.86	16.76	15,201
	2014	14.62	16.86	22,797
	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	2011[2]	10.00	9.27	488
Invesco V.I. Global Real Estate	2017	11.15	12.14	29,428
	2016	11.33	11.15	25,516
	2015	11.94	11.33	24,398
	2014	10.81	11.94	29,450
	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	2011[2]	10.00	8.84	0
Invesco V.I. Government Securities	2017	9.19	9.03	10,677
	2016	9.42	9.19	29,744
	2015	9.75	9.42	11,558
	2014	9.71	9.75	32,328
	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	2011[2]	10.00	10.48	0
Invesco V.I. Growth and Income	2017	14.68	16.17	24,222
	2016	12.72	14.68	3,785
	2015	13.62	12.72	1,846
	2014	12.82	13.62	1,433
	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	2011[2]	10.00	8.98	0
Invesco V.I. High Yield	2017	10.84	11.11	2,120
	2016	10.13	10.84	28,359
	2015	10.85	10.13	1,996
	2014	11.05	10.85	10,309
	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	2011[2]	10.00	9.48	8,504
Invesco V.I. International Growth	2017	9.08	10.76	10,646
	2016	9.46	9.08	11,100
	2015	10.06	9.46	19,011
	2014	10.40	10.06	13,972
	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Managed Volatility	2017	13.40	14.29	9,800
	2016	12.58	13.40	9,574
	2015	13.34	12.58	8,518
	2014	11.48	13.34	9,529
	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	2011[2]	10.00	10.77	368
Invesco V.I. Mid Cap Core Equity	2017	12.09	13.39	36,073
	2016	11.06	12.09	12,080
	2015	11.96	11.06	5,553
	2014	11.89	11.96	3,052
	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
Invesco V.I. Mid Cap Growth	2017	11.55	13.63	5,093
	2016	11.89	11.55	607
	2015	12.18	11.89	589
	2014	11.71	12.18	4,728
	2013	8.87	11.71	554
	2012	8.23	8.87	0
	2011[2]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2017	14.76	17.25	54,187
	2016	13.74	14.76	25,317
	2015	14.11	13.74	117,088
	2014	12.93	14.11	155,530
	2013	10.17	12.93	5,253
	2012[4]	10.00	10.17	0
Invesco V.I. Small Cap Equity	2017	12.17	13.37	1,295
	2016	11.27	12.17	580
	2015	12.37	11.27	2,794
	2014	12.54	12.37	1,817
	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	2011[2]	10.00	8.63	0
Ivy VIP Asset Strategy	2017	9.14	10.44	5,469
	2016	9.71	9.14	8,012
	2015	10.97	9.71	5,866
	2014	11.98	10.97	3,127
	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	2011[2]	10.00	8.61	0
Ivy VIP Balanced	2017	12.09	13.01	5,060
	2016	12.27	12.09	4,911
	2015	12.74	12.27	10,326
	2014	12.26	12.74	8,826
	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	2011[2]	10.00	9.50	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Core Equity	2017	13.69	15.97	6,111
	2016	13.66	13.69	5,930
	2015	14.24	13.66	5,901
	2014	13.43	14.24	360
	2013	10.42	13.43	0
	2012	9.09	10.42	0
	2011[2]	10.00	9.09	0
Ivy VIP Energy	2017	7.98	6.74	23,379
	2016	6.14	7.98	11,810
	2015	8.17	6.14	11,177
	2014	9.45	8.17	8,370
	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	2011[2]	10.00	7.82	518
Ivy VIP Global Bond	2017	9.25	9.32	13,331
	2016	8.95	9.25	11,657
	2015	9.52	8.95	11,312
	2014	9.83	9.52	11,460
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[2]	10.00	9.73	0
Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)	2017	12.28	13.71	2,291
	2016	11.88	12.28	2,224
	2015	12.56	11.88	5,148
	2014	11.84	12.56	7,708
	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	2011[2]	10.00	8.65	0
Ivy VIP Global Growth	2017	10.39	12.50	121
	2016	11.10	10.39	117
	2015	11.11	11.10	1,026
	2014	11.39	11.11	0
	2013	9.89	11.39	0
	2012	8.67	9.89	0
	2011[2]	10.00	8.67	0
Ivy VIP Growth	2017	14.76	18.45	17,146
	2016	15.10	14.76	17,878
	2015	14.58	15.10	17,549
	2014	13.50	14.58	14,455
	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	2011[2]	10.00	9.40	0
Ivy VIP High Income	2017	11.98	12.34	19,437
	2016	10.67	11.98	4,781
	2015	11.81	10.67	20,832
	2014	12.00	11.81	41,875
	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	2011[2]	10.00	9.81	9,460

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP International Core Equity	2017	9.71	11.55	48,933
	2016	9.94	9.71	45,530
	2015	10.39	9.94	63,560
	2014	10.60	10.39	48,214
	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	2011[2]	10.00	8.02	0
Ivy VIP Limited-Term Bond	2017	9.02	8.84	0
	2016	9.16	9.02	0
	2015	9.40	9.16	27,873
	2014	9.64	9.40	7,376
	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	2011[2]	10.00	10.05	0
Ivy VIP Mid Cap Growth	2017	11.88	14.57	7,395
	2016	11.59	11.88	5,319
	2015	12.73	11.59	7,097
	2014	12.22	12.73	4,913
	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	2011[2]	10.00	8.87	0
Ivy VIP Natural Resources	2017	7.08	7.04	0
	2016	5.92	7.08	0
	2015	7.89	5.92	2,398
	2014[6]	10.00	7.89	0
Ivy VIP Science and Technology	2017	14.11	18.00	2,758
	2016	14.38	14.11	2,692
	2015	15.33	14.38	7,020
	2014	15.41	15.33	4,210
	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	2011[2]	10.00	8.26	0
Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)	2017	13.74	13.99	847
	2016	13.64	13.74	884
	2015	13.47	13.64	2,067
	2014	10.71	13.47	1,685
	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	2011[2]	10.00	9.64	0
Ivy VIP Small Cap Core	2017	13.91	15.29	16,192
	2016	11.17	13.91	20,088
	2015	12.25	11.17	11,989
	2014	11.84	12.25	8,965
	2013	9.18	11.84	309
	2012	8.01	9.18	315
	2011[2]	10.00	8.01	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Small Cap Growth	2017	10.69	12.71	9,225
	2016	10.75	10.69	4,734
	2015	10.92	10.75	4,651
	2014	11.12	10.92	3,769
	2013	8.03	11.12	0
	2012	7.91	8.03	591
	2011[2]	10.00	7.91	0
Ivy VIP Value	2017	13.59	14.77	15,927
	2016	12.66	13.59	15,667
	2015	13.64	12.66	15,415
	2014	12.73	13.64	18,482
	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	2011[2]	10.00	8.47	0
Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)	2017	15.19	18.66	8,445
	2016	14.03	15.19	10,449
	2015	14.00	14.03	9,946
	2014	12.91	14.00	6,058
	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	2011[2]	10.00	8.95	0
Janus Henderson VIT Forty (formerly Janus Aspen Forty)	2017	14.99	18.83	21
	2016	15.23	14.99	8,109
	2015	14.08	15.23	585
	2014	13.43	14.08	10,535
	2013	10.62	13.43	507
	2012	8.88	10.62	496
	2011[2]	10.00	8.88	0
Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)	2017	12.87	14.13	1,846
	2016	11.22	12.87	25,325
	2015	12.06	11.22	27,713
	2014	11.51	12.06	23,849
	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	2011[2]	10.00	8.85	0
Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)	2017	5.35	6.76	2,063
	2016	5.94	5.35	2,002
	2015	6.74	5.94	6,071
	2014	7.93	6.74	1,577
	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	2011[2]	10.00	6.57	0
Janus Henderson VIT Research (formerly Janus Aspen Research)	2017	13.66	16.83	1,147
	2016	14.10	13.66	1,113
	2015	13.89	14.10	1,081
	2014	12.75	13.89	1,048
	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	2011[2]	10.00	8.89	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2017	9.20	9.18	4,588
	2016	9.35	9.20	412
	2015	9.59	9.35	34
	2014	9.48	9.59	0
	2013	9.99	9.48	0
	2012[4]	10.00	9.99	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2017	15.62	17.34	7,317
	2016	13.48	15.62	6,478
	2015	14.78	13.48	3,924
	2014	13.99	14.78	3,160
	2013	10.20	13.99	1,152
	2012[4]	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2017	15.24	17.96	7,577
	2016	14.25	15.24	7,832
	2015	14.66	14.25	7,647
	2014	13.36	14.66	6,998
	2013	10.17	13.36	0
	2012[4]	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2017	11.55	12.19	33,437
	2016	10.66	11.55	19,246
	2015	11.21	10.66	26,847
	2014	11.12	11.21	11,342
	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	2011[2]	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2017	13.98	16.09	2,919
	2016	12.58	13.98	1,568
	2015	13.30	12.58	0
	2014	12.34	13.30	0
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[2]	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2017	13.28	14.99	1,243
	2016	12.22	13.28	0
	2015	12.77	12.22	0
	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	2011[2]	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2017	11.73	14.73	6,635
	2016	12.47	11.73	10,760
	2015	14.06	12.47	5,821
	2014	14.03	14.06	4,898
	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	2011[2]	10.00	8.56	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Fundamental Equity VC	2017	13.12	14.27	0
	2016	11.73	13.12	0
	2015	12.58	11.73	0
	2014	12.15	12.58	11,645
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[2]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2017	13.57	14.87	0
	2016	12.00	13.57	0
	2015	12.79	12.00	625
	2014	12.29	12.79	607
	2013	9.36	12.29	590
	2012	8.65	9.36	577
	2011[2]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2017	11.73	13.92	0
	2016	11.99	11.73	0
	2015	12.08	11.99	307
	2014	11.79	12.08	616
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[2]	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2017	13.48	13.91	2,644
	2016	11.99	13.48	1,462
	2015	12.90	11.99	1,623
	2014	11.97	12.90	1,575
	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	2011[2]	10.00	8.59	0
Lord Abbett Series Total Return VC	2017	10.24	10.28	14,939
	2016	10.17	10.24	53,546
	2015	10.60	10.17	17,630
	2014	10.34	10.60	23,205
	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	2011[2]	10.00	10.49	0
MFS® VIT Emerging Markets Equity	2017	7.34	9.76	3,780
	2016	6.97	7.34	3,633
	2015	8.30	6.97	6,931
	2014	9.24	8.30	11,826
	2013	10.11	9.24	6,510
	2012[4]	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2017	9.59	10.25	0
	2016	9.37	9.59	0
	2015	9.94	9.37	0
	2014[6]	10.00	9.94	0
MFS® VIT High Yield	2017	10.29	10.57	1,250
	2016	9.37	10.29	18,301
	2015	10.15	9.37	8,084
	2014	10.25	10.15	850
	2013	10.00	10.25	0
	2012[4]	10.00	10.00	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT II MA Investors Growth Stock	2017	14.02	17.35	0
	2016	13.71	14.02	0
	2015	14.25	13.71	0
	2014	13.27	14.25	1,605
	2013	10.56	13.27	736
	2012	9.37	10.56	0
	2011[2]	10.00	9.37	0
MFS® VIT II Research International	2017	8.67	10.71	11,823
	2016	9.06	8.67	9,731
	2015	9.59	9.06	11,535
	2014	10.68	9.59	5,391
	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	2011[2]	10.00	8.29	442
MFS® VIT International Value	2017	9.95	12.19	56,395
	2016	9.92	9.95	61,600
	2015	9.65	9.92	27,850
	2014[6]	10.00	9.65	3,298
MFS® VIT Investors Trust	2017	14.20	16.87	0
	2016	13.57	14.20	0
	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	2011[2]	10.00	8.99	0
MFS® VIT New Discovery	2017	11.10	13.55	14,203
	2016	10.56	11.10	15,102
	2015	11.18	10.56	1,989
	2014	12.50	11.18	11,868
	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	2011[2]	10.00	7.85	0
MFS® VIT Research	2017	14.33	17.04	4,767
	2016	13.68	14.33	4,626
	2015	14.08	13.68	4,489
	2014	13.26	14.08	3,528
	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	2011[2]	10.00	9.21	0
MFS® VIT Total Return	2017	12.35	13.37	7,099
	2016	11.75	12.35	9,283
	2015	12.24	11.75	9,897
	2014	11.70	12.24	2,825
	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	2011[2]	10.00	9.52	0

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Total Return Bond	2017	9.96	10.02	6,763
	2016	9.91	9.96	7,331
	2015	10.32	9.91	22,526
	2014	10.11	10.32	24,849
	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	2011[2]	10.00	10.25	0
MFS® VIT Utilities	2017	11.76	13.01	11,668
	2016	10.94	11.76	15,504
	2015	13.29	10.94	13,065
	2014	12.23	13.29	24,746
	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	2011[2]	10.00	9.63	6,796
Morgan Stanley VIF Emerging Markets Debt	2017	8.95	9.47	20,921
	2016	8.37	8.95	7,481
	2015	8.77	8.37	34,382
	2014	8.82	8.77	2,639
	2013	10.01	8.82	526
	2012[4]	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity	2017	7.90	10.31	10,350
	2016	7.67	7.90	4,977
	2015	8.89	7.67	9,028
	2014	9.64	8.89	141
	2013	10.09	9.64	0
	2012[4]	10.00	10.09	0
Morningstar Aggressive Growth EFT Asset Allocation Portfolio	2017	11.76	13.61	24,930
	2016	10.94	11.76	0
	2015	11.66	10.94	0
	2014	11.55	11.66	0
	2013	10.12	11.55	0
	2012[4]	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio	2017	10.88	11.92	8,903
	2016	10.39	10.88	8,707
	2015	11.00	10.39	8,519
	2014	10.89	11.00	5,428
	2013	10.08	10.89	1,189
	2012[4]	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2017	9.50	9.75	10,758
	2016	9.40	9.50	10,440
	2015	9.85	9.40	10,131
	2014	9.93	9.85	11,880
	2013	10.02	9.93	0
	2012[4]	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2017	11.47	13.00	4,332
	2016	10.83	11.47	10,320
	2015	11.50	10.83	10,209
	2014	11.38	11.50	7,391
	2013	10.11	11.38	1,386
	2012[4]	10.00	10.11	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Income and Growth ETF Asset Allocation Portfolio	2017	10.15	10.78	3,831
	2016	9.87	10.15	3,718
	2015	10.40	9.87	3,608
	2014	10.42	10.40	3,501
	2013	10.05	10.42	24,906
	2012[4]	10.00	10.05	0
Neuberger Berman AMT Guardian	2017	12.39	15.01	0
	2016	11.80	12.39	0
	2015	12.85	11.80	0
	2014	12.20	12.85	1,091
	2013	9.10	12.20	1,074
	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Socially Responsive)	2017	13.47	15.37	346
	2016	12.72	13.47	0
	2015	13.25	12.72	673
	2014	12.45	13.25	331
	2013	9.38	12.45	346
	2012	8.77	9.38	336
	2011[2]	10.00	8.77	0
Oppenheimer Global Fund/VA	2017	11.42	15.04	13,978
	2016	11.84	11.42	3,542
	2015	11.82	11.84	4,128
	2014	11.99	11.82	6,250
	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	2011[2]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2017	9.61	9.84	3,079
	2016	9.36	9.61	3,129
	2015	9.93	9.36	3,192
	2014	10.03	9.93	4,556
	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	2011[2]	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2017	10.30	12.58	85,505
	2016	10.95	10.30	48,546
	2015	11.00	10.95	47,851
	2014	12.26	11.00	49,166
	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	2011[2]	10.00	8.59	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2017	14.25	15.68	35,952
	2016	12.53	14.25	23,654
	2015	13.81	12.53	31,128
	2014	12.80	13.81	14,628
	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
PIMCO VIT All Asset	2017	9.55	10.46	8,790
	2016	8.76	9.55	13,364
	2015	9.98	8.76	13,923
	2014	10.28	9.98	18,361
	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	2011[2]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2017	4.39	4.33	6,604
	2016	3.96	4.39	5,233
	2015	5.51	3.96	8,358
	2014	7.01	5.51	5,353
	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	2011[2]	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2017	10.54	11.18	26,334
	2016	9.64	10.54	40,335
	2015	10.22	9.64	35,766
	2014	10.43	10.22	30,404
	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	2011[2]	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2017	8.27	8.85	7,760
	2016	8.32	8.27	4,026
	2015	9.28	8.32	3,070
	2014	9.58	9.28	2,096
	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	2011[2]	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2017	11.17	11.71	8,485
	2016	11.13	11.17	1,237
	2015	12.01	11.13	963
	2014	12.17	12.01	951
	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008[1]	10.00	10.58	0

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Global Multi-Asset Managed Allocation	2017	9.70	10.68	0
	2016	9.66	9.70	0
	2015	10.02	9.66	0
	2014[6]	10.00	10.02	0
PIMCO VIT High Yield	2017	17.07	17.56	18,687
	2016	15.73	17.07	22,874
	2015	16.57	15.73	10,838
	2014	16.61	16.57	6,438
	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	2008[1]	10.00	9.90	0
PIMCO VIT Low Duration	2017	8.85	8.65	128,287
	2016	9.04	8.85	70,920
	2015	9.34	9.04	91,448
	2014	9.59	9.34	66,529
	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011[2]	10.00	9.74	2,419
PIMCO VIT Real Return	2017	9.28	9.28	70,889
	2016	9.14	9.28	52,252
	2015	9.73	9.14	60,474
	2014	9.78	9.73	53,600
	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011[2]	10.00	10.64	3,961
PIMCO VIT Short-Term	2017	9.09	8.99	137,470
	2016	9.20	9.09	146,987
	2015	9.43	9.20	129,121
	2014	9.71	9.43	69,696
	2013	10.00	9.71	28,252
	2012[4]	10.00	10.00	0
PIMCO VIT Total Return	2017	9.66	9.78	118,706
	2016	9.75	9.66	86,154
	2015	10.06	9.75	82,573
	2014	9.99	10.06	97,249
	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011[2]	10.00	9.99	20,812
Pioneer Bond VCT	2017	9.66	9.67	55,391
	2016	9.62	9.66	46,229
	2015	9.95	9.62	39,952
	2014	9.73	9.95	11,563
	2013	9.99	9.73	658
	2012[4]	10.00	9.99	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer Equity Income VCT	2017	15.36	17.09	9,211
	2016	13.30	15.36	12,420
	2015	13.74	13.30	3,710
	2014	12.61	13.74	3,604
	2013	10.13	12.61	3,501
	2012[4]	10.00	10.13	0
Pioneer High Yield VCT	2017	10.63	10.99	10,320
	2016	9.67	10.63	0
	2015	10.46	9.67	642
	2014	10.86	10.46	3,591
	2013	10.05	10.86	15,085
	2012[4]	10.00	10.05	0
Pioneer Real Estate Shares VCT	2017	12.91	12.89	599
	2016	12.63	12.91	614
	2015	12.51	12.63	0
	2014	9.92	12.51	0
	2013	10.11	9.92	0
	2012[4]	10.00	10.11	0
Pioneer Strategic Income VCT	2017	9.64	9.75	7,991
	2016	9.30	9.64	7,863
	2015	9.77	9.30	9,571
	2014	9.75	9.77	3,428
	2013	10.00	9.75	3,312
	2012[4]	10.00	10.00	0
Power Income VIT	2017	9.17	9.05	34,752
	2016	9.09	9.17	18,721
	2015	9.66	9.09	20,114
	2014	10.10	9.66	40,729
	2013	10.00	10.10	178,976
	2012[4]	10.00	10.00	0
Probabilities Fund	2017	9.28	10.34	156,279
	2016	9.41	9.28	169,802
	2015	10.32	9.41	277,174
	2014	10.19	10.32	392,166
	2013[5]	10.00	10.19	738,077
Putnam VT Capital Opportunities	2017	13.57	14.15	0
	2016	12.16	13.57	0
	2015	13.62	12.16	0
	2014	13.17	13.62	0
	2013	10.17	13.17	0
	2012[4]	10.00	10.17	0
Putnam VT Diversified Income	2017	9.70	10.04	13,395
	2016	9.53	9.70	13,987
	2015	10.10	9.53	12,796
	2014	10.41	10.10	10,380
	2013	10.00	10.41	4,976
	2012[4]	10.00	10.00	0

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Equity Income	2017	14.57	16.72	32,935
	2016	13.27	14.57	36,256
	2015	14.17	13.27	39,274
	2014	13.02	14.17	27,663
	2013	10.17	13.02	695
	2012[4]	10.00	10.17	0
Putnam VT Global Asset Allocation	2017	12.33	13.74	0
	2016	11.96	12.33	0
	2015	12.36	11.96	0
	2014	11.69	12.36	0
	2013	10.13	11.69	0
	2012[4]	10.00	10.13	0
Putnam VT Growth Opportunities	2017	14.84	18.77	0
	2016	14.42	14.84	0
	2015	14.78	14.42	5,080
	2014	13.43	14.78	11,222
	2013	10.21	13.43	0
	2012[4]	10.00	10.21	0
Putnam VT High Yield	2017	10.43	10.78	70,805
	2016	9.35	10.43	4,307
	2015	10.22	9.35	14,952
	2014	10.42	10.22	12,057
	2013	10.00	10.42	828,702
	2012[4]	10.00	10.00	0
Putnam VT Income	2017	9.49	9.68	2,469
	2016	9.63	9.49	1,688
	2015	10.11	9.63	19,327
	2014	9.83	10.11	122,613
	2013	9.99	9.83	11,538
	2012[4]	10.00	9.99	0
Putnam VT Investors	2017	14.96	17.75	7,561
	2016	13.82	14.96	7,363
	2015	14.62	13.82	7,171
	2014	13.28	14.62	7,935
	2013	10.18	13.28	0
	2012[4]	10.00	10.18	0
Putnam VT Multi-Asset Absolute Return (formerly Putnam VT Absolute Return 500)	2017	9.47	9.78	32,549
	2016	9.73	9.47	56,294
	2015	10.13	9.73	95,926
	2014	10.09	10.13	0
	2013	10.04	10.09	25,556
	2012[4]	10.00	10.04	0
Rational Dynamic Momentum VA	2017[9]	10.00	10.29	1,014,386
Redwood Managed Volatility	2017	10.61	11.01	24,188
	2016	9.80	10.61	1,775
	2015[7]	10.00	9.80	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Banking	2017	5.22	5.67	42,842
	2016	4.25	5.22	17,023
	2015	4.62	4.25	16,972
	2014	4.62	4.62	37,033
	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
Rydex VIF Basic Materials	2017	10.00	11.74	9,286
	2016	7.91	10.00	10,558
	2015	9.91	7.91	7,029
	2014	10.44	9.91	19,347
	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
Rydex VIF Biotechnology	2017	21.78	27.34	4,507
	2016	28.07	21.78	2,954
	2015	26.78	28.07	4,822
	2014	20.89	26.78	3,294
	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
Rydex VIF Commodities Strategy	2017	2.67	2.69	173,456
	2016	2.50	2.67	279,446
	2015	3.91	2.50	15,820
	2014	6.13	3.91	7,012
	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
Rydex VIF Consumer Products	2017	16.75	18.04	2,114
	2016	16.44	16.75	2,139
	2015	16.02	16.44	14,809
	2014	14.73	16.02	25,826
	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Dow 2x Strategy	2017	15.00	22.98	7,321
	2016	11.88	15.00	4,680
	2015	12.84	11.88	7,632
	2014	11.38	12.84	10,626
	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
Rydex VIF Electronics	2017	11.19	14.17	1,870
	2016	9.32	11.19	2,376
	2015	9.45	9.32	1,932
	2014	7.90	9.45	3,604
	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
Rydex VIF Energy	2017	7.85	7.11	4,402
	2016	6.18	7.85	8,615
	2015	9.18	6.18	9,373
	2014	11.67	9.18	6,802
	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
Rydex VIF Energy Services	2017	6.03	4.74	319
	2016	5.07	6.03	2,999
	2015	7.68	5.07	2,967
	2014	11.26	7.68	3,112
	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
Rydex VIF Europe 1.25x Strategy	2017	4.28	5.32	30,205
	2016	4.70	4.28	586
	2015	5.24	4.70	1,048
	2014	6.20	5.24	315
	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Financial Services	2017	6.73	7.51	34,562
	2016	6.01	6.73	24,216
	2015	6.48	6.01	42,104
	2014	5.96	6.48	35,824
	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
Rydex VIF Government Long Bond 1.2x Strategy	2017	13.02	13.79	141
	2016	13.52	13.02	5,554
	2015	14.75	13.52	12,283
	2014	11.34	14.75	5,788
	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
Rydex VIF Health Care	2017	14.96	17.75	5,444
	2016	17.15	14.96	4,591
	2015	16.98	17.15	24,654
	2014	14.10	16.98	72,152
	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
Rydex VIF High Yield Strategy	2017	10.64	10.99	9,632
	2016	9.87	10.64	8,143
	2015[7]	10.00	9.87	0
Rydex VIF Internet	2017	15.23	19.71	4,808
	2016	15.10	15.23	2,069
	2015	14.42	15.10	4,342
	2014	14.64	14.42	2,218
	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Dow 2x Strategy	2017	0.65	0.38	0
	2016	0.95	0.65	0
	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
Rydex VIF Inverse Government Long Bond Strategy	2017	2.64	2.32	41,866
	2016	2.81	2.64	50,528
	2015	2.94	2.81	46,471
	2014	4.06	2.94	36,605
	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
Rydex VIF Inverse Mid-Cap Strategy	2017	1.78	1.49	1,203
	2016	2.28	1.78	41,956
	2015	2.38	2.28	11,992
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2017	1.53	1.11	4,399
	2016	1.75	1.53	3,172
	2015	2.08	1.75	18,785
	2014	2.64	2.08	2,138
	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
Rydex VIF Inverse Russell 2000® Strategy	2017	1.73	1.45	1,227
	2016	2.25	1.73	66,816
	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0

A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse S&P 500 Strategy	2017	2.40	1.92	0
	2016	2.83	2.40	4,663
	2015	3.06	2.83	9,615
	2014	3.70	3.06	0
	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
Rydex VIF Japan 2x Strategy	2017	8.38	12.16	810
	2016	7.97	8.38	106
	2015	7.37	7.97	103
	2014	9.01	7.37	3,363
	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
Rydex VIF Leisure	2017	12.76	14.81	0
	2016	12.06	12.76	0
	2015	12.44	12.06	9,694
	2014	11.98	12.44	4,484
	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
Rydex VIF Mid-Cap 1.5x Strategy	2017	15.99	18.91	17,450
	2016	12.77	15.99	18,360
	2015	13.98	12.77	25,682
	2014	12.93	13.98	95,582
	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
Rydex VIF NASDAQ-100®	2017	18.02	22.83	29,451
	2016	17.60	18.02	46,809
	2015	16.84	17.60	39,002
	2014	14.84	16.84	32,931
	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098

A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2017	27.89	45.66	16,388
	2016	26.34	27.89	24,025
	2015	23.78	26.34	33,370
	2014	18.02	23.78	13,336
	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
Rydex VIF Nova	2017	12.86	16.38	1,819
	2016	11.51	12.86	1,598
	2015	12.00	11.51	15,703
	2014	10.47	12.00	9,456
	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
Rydex VIF Precious Metals	2017	4.23	4.37	11,576
	2016	2.64	4.23	86,200
	2015	3.93	2.64	10,293
	2014	4.92	3.93	20,509
	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
Rydex VIF Real Estate	2017	8.37	8.62	18,044
	2016	7.86	8.37	5,625
	2015	8.35	7.86	160,174
	2014	7.14	8.35	246,004
	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
Rydex VIF Retailing	2017	12.95	14.11	408
	2016	13.36	12.95	509
	2015	14.02	13.36	2,840
	2014	13.36	14.02	962
	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0

A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Russell 2000® 1.5x Strategy	2017	12.24	14.19	2,502
	2016	9.71	12.24	2,758
	2015	11.06	9.71	1,189
	2014	10.97	11.06	4,045
	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
Rydex VIF Russell 2000® 2x Strategy	2017	10.12	12.34	5,543
	2016	7.58	10.12	4,611
	2015	9.04	7.58	5,235
	2014	8.89	9.04	6,467
	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
Rydex VIF S&P 500 2x Strategy	2017	12.77	17.70	103,520
	2016	10.98	12.77	86,790
	2015	11.55	10.98	52,135
	2014	9.59	11.55	245,321
	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
Rydex VIF S&P 500 Pure Growth	2017	14.99	18.02	24,618
	2016	15.13	14.99	26,659
	2015	15.49	15.13	33,820
	2014	14.26	15.49	48,764
	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
Rydex VIF S&P 500 Pure Value	2017	12.74	14.26	21,379
	2016	11.23	12.74	15,477
	2015	12.83	11.23	4,703
	2014	11.97	12.83	8,517
	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856

A-37

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P MidCap 400 Pure Growth	2017	15.70	18.01	8,645
	2016	15.82	15.70	12,548
	2015	16.17	15.82	19,289
	2014	17.00	16.17	12,175
	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
Rydex VIF S&P MidCap 400 Pure Value	2017	12.51	13.67	7,876
	2016	10.04	12.51	11,712
	2015	11.80	10.04	13,132
	2014	11.44	11.80	8,846
	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
Rydex VIF S&P SmallCap 600 Pure Growth	2017	14.91	16.72	3,618
	2016	13.00	14.91	5,188
	2015	13.51	13.00	14,827
	2014	13.98	13.51	5,764
	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
Rydex VIF S&P SmallCap 600 Pure Value	2017	11.58	11.16	1,852
	2016	9.10	11.58	2,760
	2015	10.89	9.10	5,673
	2014	11.13	10.89	3,451
	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
Rydex VIF Strengthening Dollar 2x Strategy	2017	6.71	5.34	0
	2016	6.49	6.71	4,495
	2015	5.93	6.49	1,176
	2014	4.99	5.93	0
	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996

A-38

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Technology	2017	12.33	15.80	4,544
	2016	11.49	12.33	3,444
	2015	11.77	11.49	39,101
	2014	11.04	11.77	12,019
	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
Rydex VIF Telecommunications	2017	7.25	7.42	0
	2016	6.40	7.25	590
	2015	7.10	6.40	3,818
	2014	7.16	7.10	15,716
	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
Rydex VIF Transportation	2017	12.79	15.08	80,308
	2016	11.47	12.79	98,284
	2015	13.82	11.47	6,486
	2014	11.65	13.82	10,620
	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
Rydex VIF U.S. Government Money Market	2017	7.43	7.18	805,807
	2016	7.69	7.43	880,152
	2015	7.96	7.69	1,994,315
	2014	8.24	7.96	2,767,047
	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
Rydex VIF Utilities	2017	12.32	13.21	99,524
	2016	10.96	12.32	6,538
	2015	12.25	10.96	4,596
	2014	10.32	12.25	138,504
	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886

A-39

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Weakening Dollar 2x Strategy	2017	4.27	4.92	783
	2016	4.84	4.27	849
	2015	6.02	4.84	5,258
	2014	7.98	6.02	5,544
	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
SEI VP Balanced Strategy	2017	9.57	10.29	0
	2016	9.27	9.57	4,416
	2015	9.93	9.27	4,360
	2014[6]	10.00	9.93	4,328
SEI VP Conservative Strategy	2017	9.53	9.65	1,728
	2016	9.51	9.53	9,079
	2015	9.89	9.51	1,656
	2014[6]	10.00	9.89	1,646
SEI VP Defensive Strategy	2017	9.30	9.20	0
	2016	9.43	9.30	0
	2015	9.81	9.43	0
	2014[6]	10.00	9.81	0
SEI VP Market Growth Strategy	2017	9.61	10.56	0
	2016	9.26	9.61	0
	2015	9.95	9.26	0
	2014[6]	10.00	9.95	18
SEI VP Market Plus Strategy	2017	9.73	11.13	7,325
	2016	9.31	9.73	7,108
	2015	10.02	9.31	6,948
	2014[6]	10.00	10.02	3,128
SEI VP Moderate Strategy	2017	9.77	10.20	0
	2016	9.54	9.77	0
	2015	10.00	9.54	0
	2014[6]	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2017	15.75	20.67	168,127
	2016	16.22	15.75	99,561
	2015	15.15	16.22	118,831
	2014	14.41	15.15	61,373
	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	2011[2]	10.00	9.30	1,398
T. Rowe Price Equity Income	2017	13.65	15.26	53,823
	2016	11.89	13.65	57,568
	2015	13.25	11.89	55,443
	2014	12.80	13.25	54,686
	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	2011[2]	10.00	9.07	1,683

A-40

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Health Sciences	2017	20.75	25.52	10,813
	2016	24.06	20.75	11,010
	2015	22.14	24.06	20,647
	2014	17.47	22.14	27,663
	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	2011[2]	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2017	8.58	8.36	20,283
	2016	8.79	8.58	26,411
	2015	9.09	8.79	30,773
	2014	9.37	9.09	23,272
	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	2011[2]	10.00	9.82	1,013
Templeton Developing Markets VIP Fund	2017	12.95	17.57	33,427
	2016	11.41	12.95	36,891
	2015	14.70	11.41	19,596
	2014	16.61	14.70	23,353
	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	2008[1]	10.00	10.30	0
Templeton Foreign VIP Fund	2017	14.06	15.85	43,358
	2016	13.58	14.06	23,694
	2015	15.03	13.58	2,082
	2014	17.51	15.03	490
	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	2008[1]	10.00	10.78	0
Templeton Global Bond VIP Fund	2017	9.26	9.12	106,002
	2016	9.31	9.26	110,925
	2015	10.07	9.31	109,596
	2014	10.24	10.07	83,883
	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	2011[2]	10.00	9.38	871
Templeton Growth VIP Fund	2017	11.23	12.86	0
	2016	10.61	11.23	5,571
	2015	11.74	10.61	6,663
	2014	12.50	11.74	11,847
	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	2011[2]	10.00	8.46	0

A-41

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Third Avenue Value	2017	10.00	10.97	0
	2016	9.22	10.00	0
	2015	10.48	9.22	0
	2014	10.39	10.48	5,330
	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	2011[2]	10.00	7.35	0
TOPS® Aggressive Growth ETF	2017[9]	10.00	10.84	0
TOPS® Balanced ETF	2017[9]	10.00	10.35	0
TOPS® Conservative ETF	2017[9]	10.00	10.16	0
TOPS® Growth ETF	2017[9]	10.00	10.70	0
TOPS® Managed Risk Balanced ETF	2017[9]	10.00	10.34	0
TOPS® Managed Risk Growth ETF	2017[9]	10.00	10.72	0
TOPS® Managed Risk Moderate Growth ETF	2017[9]	10.00	10.52	0
TOPS® Moderate Growth ETF	2017[9]	10.00	10.50	0
VanEck VIP Global Gold	2017	7.28	7.93	0
	2016	5.09	7.28	86,848
	2015	6.95	5.09	6,396
	2014	7.66	6.95	0
	2013[5]	10.00	7.66	0
VanEck VIP Global Hard Assets	2017	5.47	5.18	6,183
	2016	3.95	5.47	47,112
	2015	6.16	3.95	6,741
	2014	7.90	6.16	6,595
	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	2011[2]	10.00	7.45	3,260
Vanguard® VIF Balanced	2017	10.44	11.52	274
	2016	9.77	10.44	0
	2015[7]	10.00	9.77	0
Vanguard® VIF Capital Growth	2017	10.48	12.99	3,524
	2016	9.82	10.48	1,636
	2015[7]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2017	10.03	10.71	5,521
	2016	9.84	10.03	0
	2015[7]	10.00	9.84	0
Vanguard® VIF Diversified Value	2017	10.54	11.47	4,322
	2016	9.69	10.54	0
	2015[7]	10.00	9.69	0
Vanguard® VIF Equity Income	2017	10.83	12.32	20,682
	2016	9.78	10.83	10,801
	2015[7]	10.00	9.78	0
Vanguard® VIF Equity Index	2017	10.48	12.27	1,964
	2016	9.74	10.48	1,001
	2015[7]	10.00	9.74	0
Vanguard® VIF Growth	2017	9.40	11.84	551
	2016	9.88	9.40	0
	2015[7]	10.00	9.88	0

A-42

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF High Yield Bond	2017	10.47	10.78	37,998
	2016	9.77	10.47	727
	2015[7]	10.00	9.77	0
Vanguard® VIF International	2017	9.50	13.05	23,118
	2016	9.70	9.50	0
	2015[7]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2017	10.41	11.92	12,213
	2016	9.73	10.41	3,441
	2015[7]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2017	10.13	11.19	46,521
	2016	9.79	10.13	82
	2015[7]	10.00	9.79	0
Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)	2017	10.57	10.66	2,092
	2016	10.14	10.57	19,207
	2015[7]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2017	9.80	9.62	27,497
	2016	9.91	9.80	5,467
	2015[7]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2017	10.73	12.74	10,771
	2016	9.70	10.73	2,288
	2015[7]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2017	9.78	9.74	98,717
	2016	9.92	9.78	30,899
	2015[7]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2017	10.54	12.26	12,452
	2016	9.73	10.54	11,230
	2015[7]	10.00	9.73	0
Virtus Duff & Phelps International Series	2017	7.55	8.45	90,659
	2016	7.94	7.55	29,719
	2015	9.18	7.94	7,389
	2014	9.89	9.18	9,992
	2013[5]	10.00	9.89	4,913
Virtus Duff & Phelps Real Estate Securities Series	2017	11.42	11.69	8,738
	2016	11.06	11.42	14,199
	2015	11.19	11.06	13,238
	2014	8.80	11.19	7,753
	2013[5]	10.00	8.80	0
Virtus KAR Small-Cap Growth Series	2017	13.36	18.18	18,693
	2016	10.98	13.36	15,066
	2015	11.29	10.98	3,166
	2014[6]	10.00	11.29	3,436
Virtus Newfleet Multi-Sector Intermediate Bond Series	2017	9.58	9.87	68,849
	2016	9.07	9.58	18,813
	2015	9.51	9.07	16,389
	2014	9.66	9.51	15,985
	2013[5]	10.00	9.66	2,605
Virtus Rampart Equity Trend Series (formerly Virtus Equity Trend Series)	2017	9.35	10.88	1,068
	2016	9.77	9.35	1,014
	2015	11.16	9.77	10,707
	2014	11.30	11.16	28,256
	2013[5]	10.00	11.30	8,702

A-43

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Virtus Strategic Allocation Series	2017	10.10	11.61	0
	2016	10.37	10.10	0
	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[5]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2017	13.51	16.26	0
	2016	13.08	13.51	0
	2015	13.53	13.08	0
	2014	12.92	13.53	2
	2013	10.17	12.92	0
	2012[4]	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2017	10.21	10.89	7,452
	2016	10.52	10.21	8,062
	2015	11.10	10.52	7,691
	2014	10.11	11.10	7,370
	2013	10.11	10.11	9,347
	2012[4]	10.00	10.11	0
VY Clarion Real Estate Portfolio	2017	12.45	12.63	8,136
	2016	12.39	12.45	1,061
	2015	12.47	12.39	3,111
	2014	9.95	12.47	11,431
	2013	10.11	9.95	5,526
	2012[4]	10.00	10.11	0
Wells Fargo International Equity VT	2017	9.24	11.10	6,515
	2016	9.26	9.24	2,625
	2015	9.41	9.26	2,428
	2014	10.30	9.41	3,278
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[2]	10.00	8.13	0
Wells Fargo Omega Growth VT	2017	12.69	16.50	0
	2016	13.07	12.69	0
	2015	13.35	13.07	1,341
	2014	13.30	13.35	11,196
	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	2011[2]	10.00	8.46	0
Wells Fargo Opportunity VT	2017	13.97	16.25	2,560
	2016	12.88	13.97	499
	2015	13.76	12.88	1,144
	2014	12.90	13.76	1,115
	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0

A-44

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Western Asset Variable Global High Yield Bond	2017	9.87	10.34	3,326
	2016	8.86	9.87	3,909
	2015	9.76	8.86	3,794
	2014	10.26	9.76	3,682
	2013	10.01	10.26	2,876
	2012[4]	10.00	10.01	0
1 For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2 For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
3 Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4 For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
5 For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
6 For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
7 For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
8        Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect the investment in Class 4 of 7Twelve™ Balanced Portfolio.
9        For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

A-45

Prospectus
ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2018

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915J (COMM)	32-69150-10 2018/05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV (the “Separate Account”). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2018

V6915J (COMM)	32-69150-10 2018/05/01

•	Deutsche High Income VIP
•	Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)
•	Deutsche Small Mid Cap Value VIP
•	Dimensional VA Global Bond Portfolio
•	Dimensional VA International Small Portfolio
•	Dimensional VA International Value Portfolio
•	Dimensional VA Short-Term Fixed Portfolio
•	Dimensional VA U.S. Large Value Portfolio
•	Dimensional VA U.S. Targeted Value Portfolio
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Asset Strategy
•	Ivy VIP Balanced
•	Ivy VIP Core Equity
•	Ivy VIP Energy
•	Ivy VIP Global Bond
•	Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)
•	Ivy VIP Global Growth
•	Ivy VIP Growth
•	Ivy VIP High Income
•	Ivy VIP International Core Equity
•	Ivy VIP Limited-Term Bond
•	Ivy VIP Mid Cap Growth
•	Ivy VIP Natural Resources
•	Ivy VIP Science and Technology
•	Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)
•	Ivy VIP Small Cap Core
•	Ivy VIP Small Cap Growth

2

•	Ivy VIP Value
•	Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)
•	Janus Henderson VIT Forty (formerly Janus Aspen Forty)
•	Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)
•	Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)
•	Janus Henderson VIT Research (formerly Janus Aspen Research)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Socially Responsive)
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Putnam VT Multi‑Asset Absolute Return (formerly Putnam VT Absolute Return 500)
•	Rational Dynamic Momentum VA
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy

3

•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	TOPS® Aggressive Growth ETF
•	TOPS® Balanced ETF
•	TOPS® Conservative ETF
•	TOPS® Growth ETF
•	TOPS® Managed Risk Balanced ETF
•	TOPS® Managed Risk Growth ETF
•	TOPS® Managed Risk Moderate Growth ETF
•	TOPS® Moderate Growth ETF
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series
•	Virtus Duff & Phelps Real Estate Securities Series
•	Virtus KAR Small-Cap Growth Series
•	Virtus Newfleet Multi-Sector Intermediate Bond Series
•	Virtus Rampart Equity Trend Series (formerly Virtus Equity Trend Series)[2]
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer available for new Purchase Payments or Contract Value transfers. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2018, which has been filed with the SEC contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a summary prospectus or prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 50 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Table of Contents

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
7

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
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Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
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Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1 During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2 The administration charge differs by Subaccount and currently ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.14%	24.65%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.14%	2.20%
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2017, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2017. The Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2 Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2019.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum gross annual Underlying Fund operating expenses, while the second example assumes the minimum gross annual Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$441	$4,728	$7,345	$10,256

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Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$237	$730	$1,250	$2,676

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2017, the Company had total assets under management of approximately $33 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
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The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objective and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Fund’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the
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Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the
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Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both
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absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
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Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment and the Company is able to execute the requisite order(s). The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment and the Company is able to execute the requisite order(s). Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living and we are still accepting Purchase Payments. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
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You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to an Automatic Allocation Program proportionally to the other Subaccounts you have selected, subject to our policies regarding Closed Subaccounts. See “Closed Subaccounts” below.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccount’s were closed or will close.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
BlackRock Global Opportunities V.I.	May 1, 2017
Virtus Rampart Equity Trend Series	June 22, 2018

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount
If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, those automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
•
If you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VIP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.

•
If you had Contract Value allocated to the BlackRock Global Opportunities V.I. Subaccount on May 1, 2017, your Contract Value will remain invested in that Subaccount. The BlackRock Global Opportunities

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V.I. Fund intends to liquidate on or about June 29, 2018. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount.

•
The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. If you have Contract Value allocated to that Subaccount at the time that it closes, your Contract Value will remain invested in that Subaccount. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. After the Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
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Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the applicable cut-off time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer and the Company is able to execute the requisite order(s).
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to
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the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the
21

Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Advantage Large Cap Core V.I., BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Focus Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche International Growth VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT International Equity Insights, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. Health Care, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Equity Income, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Securian Real Estate Securities, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Forty, Janus Henderson VIT Mid Cap Value, Janus Henderson VIT Overseas, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Multi‑Asset Absolute Return
30 days
Rational Dynamic Momentum VA	30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
TOPS® Aggressive Growth ETF, TOPS® Balanced ETF, TOPS® Conservative ETF, TOPS® Growth ETF, TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Growth ETF, TOPS® Managed Risk Moderate Growth ETF, TOPS® Moderate Growth ETF
30 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Rampart Equity Trend Series[1], Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1 The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit
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further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood, Rydex certain of the Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds,
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some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests, as described herein) received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the applicable cut-off time will be effected at the Accumulation Unit value determined on the following Valuation Date. Normally, the cut-off time for transfer requests is 2:00 p.m. Central time. If regular trading on the New York Stock Exchange closes prior to 3:00 p.m. Central time, the cut-off time for transfer requests will be one hour prior to closing. See “Cut-Off Times.”
The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding
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Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — We refer to the times by which financial transactions must be received to be processed on the current Valuation Date as “cut-off times.” Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) normally must be received by 3:00 p.m. Central time. Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of regular trading on the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time (normally, 3:00 p.m. Central time), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a proper Withdrawal Request form (including the Owner’s signature and, if applicable, the written consent of any effective assignee or irrevocable beneficiary) and the Company is able to execute the requisite order(s).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under
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Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract
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Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown
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on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by
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the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for the Subaccounts available under the Contract as of the date of this Prospectus; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as intermediary for the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
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Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15, 20 or 30 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of
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the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15, 20 or 30 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen, twenty or thirty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 30 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15, 20 or 30 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
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The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list
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who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying
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Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the
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underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The
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taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will
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be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
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The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($101,000 for a married couple filing a joint return and $63,000 for a single taxpayer in 2018). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $189,000 and $199,000 (for 2018). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
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Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $120,000 to $135,000 in adjusted gross income for 2018 ($189,000 to $199,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
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Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
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Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
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Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value
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and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays
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commissions to Selling Broker-Dealers through SDL. During fiscal years 2017, 2016, and 2015, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $3,183,727, $3,496,117, and $4,972,533, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2017 in connection with the sale of its variable annuity contracts: Cambridge Investment Research, Inc., Cetera Advisor Networks, LLC, GWN Securities, Inc., Lincoln Investment Planning, LLC, LPL Financial Corporation, OFG Financial Services, Inc., PlanMember Securities Corporation, Royal Alliance Associates, Inc., Sagepoint Financial, Inc. and Securities America, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These
48

arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods, are included in the Statement of Additional Information.
49

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio	3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc
ALPS/Alerian Energy Infrastructure	III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
51

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche International Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd.
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus Stock Index	Service	Match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.

52

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC; FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Inv Money Mgmt. Inc; Fidelity Mgmt. & Research (HK) Ltd
53

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; Fidelity Inv Money Mgmt. Inc; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments, LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
54

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., LP
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Security Investors, LLC
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors, LLC
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC
Invesco V.I. American Franchise	Series II	Seek capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
56

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
57

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt., Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt., Inc.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt., Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.	Morgan Stanley Investment Mgmt. Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Multi‑Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co.
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt., Inc.
60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Putnam VT Multi-Asset Absolute Return	IB	Seeks a positive total return.	Putnam Investment Mgmt., LLC	Putnam Advisory Co., LLC; Putnam Investments Ltd.
Rational Dynamic Momentum VA	A	Seeks capital appreciation uncorrelated to global equity markets.	Rational Advisors, Inc.	Chesapeake Capital Corp.
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors, LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors, LLC
61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors, LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors, LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors, LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors, LLC
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors, LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Security Investors, LLC
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors, LLC
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Security Investors, LLC
62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Security Investors, LLC
Rydex VIF High Yield Strategy		Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors, LLC
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors, LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Japan 2x Strategy		Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors, LLC
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Security Investors, LLC
Rydex VIF Mid‑Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF NASDAQ‑100®		Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors, LLC
64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors, LLC
Rydex VIF Real Estate		Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Security Investors, LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors, LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors, LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors, LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors, LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors, LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors, LLC
66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Security Investors, LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors, LLC	Valu-Trac Investment Mgmt. Ltd.
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors, LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors, LLC
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
67

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc; Wellington Mgmt. Co. LLP
68

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners, LLC; William Blair Investment Mgmt., LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd.; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Vanguard Group Inc
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt., LLC
Virtus Rampart Equity Trend Series[1]	A	Seeks long-term capital appreciation.	Virtus Investment Advisors	Rampart Investment Mgmt. Co. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co; Newfleet Asset Mgmt., LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC (US)

69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd.
1 The Virtus Rampart Equity Trend Series Subaccount will close on or about June 22, 2018. The Virtus Rampart Equity Trend Series intends to liquidate on or about June 28, 2018. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments for more information.

70

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2017.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio[5]	2017	8.97	9.47	5,942
	2016	8.59	8.97	1,068
	2015	9.69	8.59	1,037
	2014	10.16	9.69	9,148
	2013[1]	10.00	10.16	7,902
AB VPS Dynamic Asset Allocation	2017	9.30	10.16	0
	2016	9.40	9.30	0
	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2017	10.53	13.73	0
	2016	11.11	10.53	0
	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2017	11.68	13.24	1,551
	2016	10.99	11.68	1,578
	2015	11.33	10.99	0
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2017	12.20	13.17	16,314
	2016	10.22	12.20	17,596
	2015	11.33	10.22	13,167
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Alger Capital Appreciation	2017	11.97	14.97	24,940
	2016	12.49	11.97	24,648
	2015	12.33	12.49	30,514
	2014	11.37	12.33	10,133
	2013[1]	10.00	11.37	0
Alger Large Cap Growth	2017	11.15	13.65	0
	2016	11.81	11.15	0
	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2017	9.01	8.54	43,662
	2016	6.69	9.01	36,669
	2015	11.27	6.69	14,202
	2014	10.53	11.27	11,474
	2013[1]	10.00	10.53	0
American Century VP Income & Growth	2017	11.36	13.07	1,203
	2016	10.49	11.36	5,014
	2015	11.67	10.49	8,403
	2014	10.86	11.67	1,824
	2013[1]	10.00	10.86	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Inflation Protection	2017	8.83	8.75	4,701
	2016	8.84	8.83	4,562
	2015	9.48	8.84	219
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	0
American Century VP International	2017	8.58	10.74	0
	2016	9.49	8.58	0
	2015	9.88	9.49	43
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0
American Century VP Mid Cap Value	2017	12.94	13.79	12,206
	2016	11.02	12.94	14,833
	2015	11.71	11.02	12,702
	2014	10.53	11.71	1,769
	2013[1]	10.00	10.53	0
American Century VP Value	2017	12.04	12.50	11,597
	2016	10.46	12.04	5,075
	2015	11.40	10.46	0
	2014	10.56	11.40	207
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2017	10.21	11.32	267,832
	2016	9.78	10.21	76,629
	2015	10.11	9.78	120,238
	2014[2]	10.00	10.11	10,746
American Funds IS® Blue Chip Income and Growth	2017	11.29	12.60	38,095
	2016	9.96	11.29	12,287
	2015	10.77	9.96	0
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2017	8.46	8.62	3,289
	2016	8.63	8.46	1,553
	2015	9.43	8.63	2,755
	2014[2]	10.00	9.43	0
American Funds IS® Global Growth	2017	9.88	12.39	9,638
	2016	10.29	9.88	0
	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2017	9.60	11.56	15,881
	2016	9.38	9.60	1,200
	2015	9.97	9.38	2,811
	2014[2]	10.00	9.97	1,598
American Funds IS® Global Small Capitalization	2017	9.17	11.02	7,170
	2016	9.42	9.17	580
	2015	9.85	9.42	716
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2017	11.23	13.74	41,499
	2016	10.75	11.23	3,008
	2015	10.54	10.75	3,101
	2014[2]	10.00	10.54	1,928
A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® Growth-Income	2017	10.86	12.67	167,967
	2016	10.20	10.86	91,093
	2015	10.54	10.20	6,243
	2014[2]	10.00	10.54	945
American Funds IS® International	2017	8.42	10.62	64,429
	2016	8.53	8.42	2,737
	2015	9.36	8.53	2,893
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2017	7.92	9.45	4,206
	2016	8.18	7.92	637
	2015	9.09	8.18	0
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2017	9.40	9.07	0
	2016	9.63	9.40	0
	2015	9.91	9.63	0
	2014[2]	10.00	9.91	0
American Funds IS® New World	2017	8.34	10.29	56,683
	2016	8.30	8.34	6,891
	2015	8.98	8.30	3,181
	2014[2]	10.00	8.98	3,087
American Funds IS® U.S. Government/AAA-Rated Securities	2017	9.26	8.97	12,934
	2016	9.58	9.26	2,147
	2015	9.89	9.58	10,891
	2014[2]	10.00	9.89	3,655
BlackRock Advantage Large Cap Core V.I. (formerly BlackRock Large Cap Core V.I.)	2017	12.01	14.01	5,026
	2016	11.39	12.01	4,877
	2015	11.88	11.39	4,733
	2014	11.08	11.88	4,593
	2013[1]	10.00	11.08	0
BlackRock Basic Value V.I.	2017	11.45	11.83	5,827
	2016	10.17	11.45	2,707
	2015	11.33	10.17	4,207
	2014	10.80	11.33	2,557
	2013[1]	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2017	11.60	14.75	19,838
	2016	12.14	11.60	20,828
	2015	11.91	12.14	20,218
	2014	11.47	11.91	1,557
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2017	11.67	13.01	17,188
	2016	10.52	11.67	12,695
	2015	11.09	10.52	13,018
	2014	10.63	11.09	4,199
	2013[1]	10.00	10.63	0
BlackRock Global Allocation V.I.	2017	9.53	10.37	14,391
	2016	9.60	9.53	20,655
	2015	10.14	9.60	21,144
	2014	10.40	10.14	6,947
	2013[1]	10.00	10.40	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Global Opportunities V.I.	2017	9.61	11.49	1,065
	2016	9.73	9.61	2,828
	2015	10.12	9.73	4,095
	2014	11.07	10.12	2,704
	2013[1]	10.00	11.07	816
BlackRock High Yield V.I.	2017	10.05	10.29	24,831
	2016	9.31	10.05	1,701,702
	2015	10.12	9.31	8,296
	2014	10.33	10.12	9,514
	2013[1]	10.00	10.33	0
BlackRock Large Cap Focus Growth V.I. (formerly BlackRock Large Cap Growth V.I.)	2017	12.50	15.45	0
	2016	12.16	12.50	0
	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Deutsche Capital Growth VIP	2017	12.56	15.13	0
	2016	12.62	12.56	0
	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
Deutsche Core Equity VIP	2017	12.58	14.52	7,555
	2016	11.93	12.58	7,973
	2015	11.89	11.93	7,690
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
Deutsche CROCI® U.S. VIP	2017	9.13	10.69	0
	2016	10.01	9.13	0
	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
Deutsche Global Small Cap VIP	2017	9.61	10.99	1,624
	2016	9.92	9.61	1,576
	2015	10.28	9.92	1,529
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0
Deutsche Government & Agency Securities VIP	2017	9.08	8.79	0
	2016	9.42	9.08	0
	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
Deutsche High Income VIP	2017	9.65	9.90	240
	2016	8.96	9.65	156,409
	2015	9.85	8.96	345,165
	2014	10.18	9.85	219
	2013[1]	10.00	10.18	25,072
Deutsche International Growth VIP (formerly Deutsche Global Growth VIP)	2017	9.72	11.64	0
	2016	9.83	9.72	0
	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Small Mid Cap Value VIP	2017	11.52	12.14	1,549
	2016	10.34	11.52	911
	2015	11.06	10.34	884
	2014	11.00	11.06	858
	2013[1]	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2017	9.00	8.76	0
	2016	9.29	9.00	0
	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
Dimensional VA International Small Portfolio	2017	10.41	12.88	26,961
	2016	10.29	10.41	25,635
	2015	10.21	10.29	20,318
	2014	11.37	10.21	955
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2017	9.08	10.88	10,209
	2016	8.74	9.08	9,076
	2015	9.86	8.74	12,384
	2014	11.15	9.86	1,455
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2017	8.56	8.22	0
	2016	8.91	8.56	0
	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2017	12.00	13.61	44,153
	2016	10.60	12.00	40,885
	2015	11.52	10.60	36,646
	2014	11.08	11.52	6,264
	2013[1]	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2017	12.13	12.68	37,732
	2016	9.99	12.13	34,810
	2015	11.07	9.99	27,959
	2014	11.20	11.07	2,691
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2017	12.59	13.53	48,088
	2016	10.47	12.59	10,333
	2015	11.21	10.47	4,054
	2014	11.14	11.21	3,280
	2013[1]	10.00	11.14	1,210
Dreyfus IP Technology Growth	2017	12.02	16.36	22,787
	2016	12.03	12.02	3,382
	2015	11.88	12.03	6,427
	2014	11.66	11.88	2,007
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2017	12.05	13.96	2,494
	2016	11.30	12.05	2,032
	2015	11.72	11.30	1,973
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2017	10.51	12.77	0
	2016	10.21	10.51	0
	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2017	8.17	10.01	6,672
	2016	8.68	8.17	0
	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2017	9.57	9.47	1,073,648
	2016	9.19	9.57	884,559
	2015	9.71	9.19	108,217
	2014[2]	10.00	9.71	0
Federated Fund for U.S. Government Securities II	2017	9.20	8.96	0
	2016	9.46	9.20	0
	2015	9.84	9.46	886
	2014	9.84	9.84	409
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2017	10.14	10.33	7,874
	2016	9.25	10.14	8,572
	2015	9.95	9.25	4,867
	2014	10.16	9.95	659
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2017	10.95	12.17	26,686
	2016	10.71	10.95	32,366
	2015	11.16	10.71	47,593
	2014	10.60	11.16	255,631
	2013[1]	10.00	10.60	4,469
Fidelity® VIP Contrafund®	2017	11.57	13.45	60,739
	2016	11.23	11.57	48,205
	2015	11.69	11.23	31,516
	2014	10.95	11.69	15,829
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2017	12.17	12.43	3,061
	2016	10.41	12.17	1,508
	2015	11.13	10.41	7,743
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
Fidelity® VIP Emerging Markets	2017	8.51	11.97	17,178
	2016	8.64	8.51	2,774
	2015	10.08	8.64	2,694
	2014	10.42	10.08	2,506
	2013[1]	10.00	10.42	0
Fidelity® VIP Growth & Income	2017	11.71	13.06	3,841
	2016	10.58	11.71	2,667
	2015	11.35	10.58	3,713
	2014	10.76	11.35	3,710
	2013[1]	10.00	10.76	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Growth Opportunities	2017	11.35	14.56	14,092
	2016	11.86	11.35	6,102
	2015	11.77	11.86	5,923
	2014	10.99	11.77	7,370
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2017	9.85	10.07	123,597
	2016	9.02	9.85	151,022
	2015	9.81	9.02	2,034
	2014	10.17	9.81	597,601
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2017	12.11	14.07	205,903
	2016	11.35	12.11	128,831
	2015	11.74	11.35	35,971
	2014	10.84	11.74	4,824
	2013[1]	10.00	10.84	0
Fidelity® VIP Investment Grade Bond	2017	9.41	9.36	23,589
	2016	9.42	9.41	2,453
	2015	9.93	9.42	3,576
	2014	9.84	9.93	2,071
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2017	11.47	13.23	7,478
	2016	10.72	11.47	398
	2015	11.39	10.72	564
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2017	8.99	11.18	4,888
	2016	9.93	8.99	1,611
	2015	10.05	9.93	0
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
Fidelity® VIP Real Estate	2017	11.23	11.14	3,948
	2016	11.13	11.23	5,533
	2015	11.25	11.13	4,615
	2014	9.06	11.25	2,777
	2013[1]	10.00	9.06	1,125
Fidelity® VIP Strategic Income	2017	9.55	9.82	32,444
	2016	9.24	9.55	29,436
	2015	9.85	9.24	5,364
	2014	9.97	9.85	2,363
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2017	9.80	10.43	0
	2016	9.93	9.80	0
	2015[4]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2017	10.81	13.13	1,334
	2016	11.64	10.81	1,295
	2015	11.66	11.64	828
	2014	11.49	11.66	804
	2013[1]	10.00	11.49	780

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Growth and Income VIP Fund	2017	11.42	12.66	0
	2016	10.70	11.42	365
	2015	11.29	10.70	5,703
	2014	10.82	11.29	0
	2013[1]	10.00	10.82	0
Franklin Income VIP Fund	2017	9.51	10.57	121,654
	2016	9.24	9.51	176,562
	2015	10.40	9.24	36,964
	2014	10.39	10.40	43,078
	2013[1]	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund	2017	10.94	13.41	0
	2016	11.65	10.94	0
	2015	11.53	11.65	0
	2014	10.72	11.53	0
	2013[1]	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2017	10.69	11.11	19,413
	2016	9.97	10.69	19,184
	2015	10.82	9.97	30,620
	2014	10.70	10.82	21,310
	2013[1]	10.00	10.70	2,079
Franklin Mutual Shares VIP Fund	2017	11.04	11.44	2,902
	2016	9.95	11.04	8,383
	2015	10.94	9.95	10,589
	2014	10.68	10.94	3,555
	2013[1]	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund	2017	11.44	13.19	62,060
	2016	10.31	11.44	57,356
	2015	11.19	10.31	49,128
	2014	10l.76	11.19	20,160
	2013[1]	10.00	10.76	0
Franklin Small Cap Value VIP Fund	2017	11.89	12.58	14,475
	2016	9.55	11.89	13,096
	2015	10.78	9.55	0
	2014	11.20	10.78	0
	2013[1]	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund	2017	10.67	12.39	27,067
	2016	10.71	10.67	26,796
	2015	11.50	10.71	22,298
	2014	11.19	11.50	3,079
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2017	9.29	9.29	28,220
	2016	9.00	9.29	37,724
	2015	9.79	9.00	43,451
	2014	10.05	9.79	35,381
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2017	9.00	8.72	6,064
	2016	9.35	9.00	5,890
	2015	9.73	9.35	27,579
	2014	9.84	9.73	6,587
	2013[1]	10.00	9.84	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Growth Opportunities	2017	10.26	12.46	0
	2016	10.58	10.26	0
	2015	11.67	10.58	0
	2014	10.98	11.67	136
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2017	8.63	8.38	319
	2016	8.94	8.63	310
	2015	9.39	8.94	3,425
	2014	9.82	9.39	327
	2013[1]	10.00	9.82	0
Goldman Sachs VIT International Equity Insights (formerly Goldman Sachs VIT Strategic International Equity)	2017	8.65	10.44	0
	2016	9.31	8.65	0
	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Goldman Sachs VIT Large Cap Value	2017	11.27	11.81	0
	2016	10.59	11.27	0
	2015	11.60	10.59	0
	2014	10.77	11.60	204
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2017	10.89	11.54	34,909
	2016	10.05	10.89	45,608
	2015	11.62	10.05	27,950
	2014	10.72	11.62	5,221
	2013[1]	10.00	10.72	0
Goldman Sachs VIT Small Cap Equity Insights	2017	12.15	12.92	341
	2016	10.33	12.15	0
	2015	11.07	10.33	0
	2014	10.85	11.07	0
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2017	11.75	14.65	887
	2016	12.08	11.75	860
	2015	12.25	12.08	835
	2014	11.29	12.25	810
	2013[1]	10.00	11.29	786
Guggenheim VIF All Cap Value	2017	11.81	12.96	28,842
	2016	10.06	11.81	22,573
	2015	11.04	10.06	27,038
	2014	10.72	11.04	2,954
	2013[1]	10.00	10.72	0
Guggenheim VIF Floating Rate Strategies	2017	9.85	9.75	7,367
	2016	9.49	9.85	2,062
	2015	9.85	9.49	7,412
	2014	10.06	9.85	1,665
	2013[1]	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2017	8.22	8.55	0
	2016	10.09	8.22	11,031
	2015	10.71	10.09	12,412
	2014	9.99	10.71	21,208
	2013[1]	10.00	9.99	8,156

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF High Yield	2017	10.29	10.46	12,685
	2016	9.16	10.29	12,025
	2015	9.97	9.16	10,868
	2014	10.17	9.97	5,749
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2017	11.82	13.09	467
	2016	10.18	11.82	453
	2015	11.21	10.18	933
	2014	10.71	11.21	427
	2013[1]	10.00	10.71	0
Guggenheim VIF Long Short Equity	2017	9.57	10.51	930
	2016	9.94	9.57	903
	2015	10.26	9.94	1,648
	2014	10.44	10.26	754
	2013[1]	10.00	10.44	0
Guggenheim VIF Managed Asset Allocation	2017	10.53	11.51	24,005
	2016	10.19	10.53	25,874
	2015	10.64	10.19	25,491
	2014	10.43	10.64	300,015
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2017	11.17	12.15	6,648
	2016	9.22	11.17	3,475
	2015	10.34	9.22	438
	2014	10.71	10.34	1,574
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2017	9.09	9.01	6,632
	2016	9.55	9.09	21,021
	2015	9.80	9.55	22,171
	2014	9.79	9.80	3,402
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2017	11.13	11.04	4,175
	2016	9.20	11.13	2,343
	2015	10.30	9.20	2,656
	2014	10.92	10.30	9,407
	2013[1]	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2017	12.67	14.81	1,163
	2016	11.69	12.67	0
	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2017	12.87	16.02	0
	2016	12.38	12.87	0
	2015	12.27	12.38	4,628
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2017	11.87	14.16	2,081
	2016	11.42	11.87	0
	2015	11.96	11.42	0
	2014	11.06	11.96	1,339
	2013[1]	10.00	11.06	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2017	11.92	13.96	434
	2016	10.99	11.92	422
	2015	11.64	10.99	15,793
	2014	11.19	11.64	1,514
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2017	10.25	10.47	74,771
	2016	10.04	10.25	42,486
	2015	10.38	10.04	25,538
	2014	10.04	10.38	50,283
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2017	10.75	11.83	1,303
	2016	10.18	10.75	2,029
	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2017	11.99	14.56	0
	2016	12.28	11.99	0
	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2017	10.79	11.32	37,255
	2016	9.79	10.79	38,294
	2015	11.30	9.79	32,067
	2014	10.79	11.30	12,610
	2013[1]	10.00	10.79	0
Invesco V.I. Balanced-Risk Allocation	2017	9.75	10.24	3,421
	2016	9.14	9.75	3,402
	2015	10.00	9.14	848
	2014[2]	10.00	10.00	0
Invesco V.I. Comstock	2017	11.28	12.69	0
	2016	10.08	11.28	0
	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2017	10.45	11.28	0
	2016	9.93	10.45	0
	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2017	11.10	11.76	46,220
	2016	10.11	11.10	34,410
	2015	10.85	10.11	36,884
	2014	10.43	10.85	32,746
	2013[1]	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2017	9.91	11.62	1,090
	2016	9.73	9.91	1,058
	2015	10.34	9.73	1,329
	2014	10.76	10.34	1,290
	2013[1]	10.00	10.76	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Global Real Estate	2017	9.54	10.29	199
	2016	9.80	9.54	2,800
	2015	10.43	9.80	3,242
	2014	9.54	10.43	194
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2017	8.96	8.72	12,399
	2016	9.28	8.96	13,344
	2015	9.70	9.28	1,427
	2014	9.76	9.70	1,582
	2013[1]	10.00	9.76	821
Invesco V.I. Growth and Income	2017	11.77	12.83	968
	2016	10.30	11.77	940
	2015	11.14	10.30	1,031
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0
Invesco V.I. Health Care (formerly Invesco V.I. Global Health Care)	2017	10.44	11.53	3,356
	2016	12.36	10.44	3,942
	2015	12.56	12.36	13,069
	2014	11.00	12.56	1,552
	2013[1]	10.00	11.00	1,197
Invesco V.I. High Yield	2017	9.72	9.86	123,430
	2016	9.17	9.72	178,655
	2015	9.92	9.17	258,414
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2017	9.34	10.97	3,552
	2016	9.84	9.34	5,091
	2015	10.56	9.84	4,724
	2014	11.04	10.56	4,049
	2013[1]	10.00	11.04	0
Invesco V.I. Managed Volatility	2017	10.91	11.51	377
	2016	10.34	10.91	365
	2015	11.08	10.34	355
	2014	9.63	11.08	2,184
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2017	10.53	11.55	0
	2016	9.73	10.53	0
	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2017	10.67	12.46	5,667
	2016	11.09	10.67	467
	2015	11.48	11.09	453
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2017	11.99	13.88	5,990
	2016	11.28	11.99	87,638
	2015	11.70	11.28	318,962
	2014	10.83	11.70	102,377
	2013[1]	10.00	10.83	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Small Cap Equity	2017	10.37	11.28	2,391
	2016	9.70	10.37	4,416
	2015	10.76	9.70	1,945
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy VIP Asset Strategy	2017	8.36	9.46	12,669
	2016	8.98	8.36	13,182
	2015	10.24	8.98	11,644
	2014	11.30	10.24	8,749
	2013[1]	10.00	11.30	0
Ivy VIP Balanced	2017	10.26	10.93	0
	2016	10.51	10.26	0
	2015	11.03	10.51	9,575
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy VIP Core Equity	2017	11.04	12.75	0
	2016	11.13	11.04	0
	2015	11.72	11.13	1,433
	2014	11.17	11.72	1,391
	2013[1]	10.00	11.17	0
Ivy VIP Energy	2017	8.78	7.33	3,829
	2016	6.82	8.78	5,100
	2015	9.16	6.82	3,605
	2014	10.71	9.16	784
	2013[1]	10.00	10.71	0
Ivy VIP Global Bond	2017	9.16	9.14	173
	2016	8.95	9.16	168
	2015	9.61	8.95	216
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy VIP Global Equity Income (formerly Ivy VIP Dividend Opportunities)	2017	10.97	12.13	0
	2016	10.73	10.97	0
	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy VIP Global Growth	2017	9.78	11.65	0
	2016	10.55	9.78	0
	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy VIP Growth	2017	12.29	15.20	0
	2016	12.69	12.29	1,050
	2015	12.38	12.69	1,019
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy VIP High Income	2017	9.96	10.16	30,058
	2016	8.96	9.96	23,404
	2015	10.02	8.96	28,743
	2014	10.28	10.02	30,335
	2013[1]	10.00	10.28	3,204

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP International Core Equity	2017	9.97	11.74	8,281
	2016	10.31	9.97	5,209
	2015	10.89	10.31	0
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy VIP Limited-Term Bond	2017	8.94	8.67	0
	2016	9.17	8.94	0
	2015	9.50	9.17	407
	2014	9.84	9.50	542
	2013[1]	10.00	9.84	0
Ivy VIP Mid Cap Growth	2017	10.32	12.52	949
	2016	10.17	10.32	922
	2015	11.28	10.17	895
	2014	10.94	11.28	1,076
	2013[1]	10.00	10.94	203
Ivy VIP Natural Resources	2017	6.89	6.78	0
	2016	5.82	6.89	0
	2015	7.84	5.82	0
	2014[2]	10.00	7.84	0
Ivy VIP Science and Technology	2017	10.65	13.46	10,667
	2016	10.97	10.65	13,749
	2015	11.81	10.97	7,840
	2014	12.00	11.81	6,842
	2013[1]	10.00	12.00	2,121
Ivy VIP Securian Real Estate Securities (formerly Ivy VIP Advantus Real Estate Securities)	2017	11.37	11.46	7,846
	2016	11.40	11.37	10.973
	2015	11.38	11.40	13,914
	2014	9.14	11.38	3,955
	2013[1]	10.00	9.14	0
Ivy VIP Small Cap Core	2017	12.19	13.26	3,190
	2016	9.89	12.19	20,716
	2015	10.96	9.89	0
	2014	10.70	10.96	0
	2013[1]	10.00	10.70	0
Ivy VIP Small Cap Growth	2017	10.67	12.56	4,734
	2016	10.84	10.67	2,199
	2015	11.12	10.84	8,366
	2014	11.45	11.12	873
	2013[1]	10.00	11.45	0
Ivy VIP Value	2017	11.22	12.07	0
	2016	10.56	11.22	0
	2015	11.49	10.56	0
	2014	10.83	11.49	0
	2013[1]	10.00	10.83	0
Janus Henderson VIT Enterprise (formerly Janus Aspen Enterprise)	2017	12.42	15.09	28,969
	2016	11.58	12.42	28,176
	2015	11.67	11.58	8,522
	2014	10.87	11.67	5,809
	2013[1]	10.00	10.87	1,558

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Janus Henderson VIT Forty (formerly Janus Aspen Forty)	2017	12.23	15.21	1,246
	2016	12.54	12.23	937
	2015	11.72	12.54	5,591
	2014	11.30	11.72	0
	2013[1]	10.00	11.30	0
Janus Henderson VIT Mid Cap Value (formerly Janus Aspen Perkins Mid Cap Value)	2017	11.40	12.39	3,713
	2016	10.04	11.40	5,214
	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0
Janus Henderson VIT Overseas (formerly Janus Aspen Overseas)	2017	7.19	8.99	9,050
	2016	8.06	7.19	7,877
	2015	9.24	8.06	7,592
	2014	10.99	9.24	676
	2013[1]	10.00	10.99	0
Janus Henderson VIT Research (formerly Janus Aspen Research)	2017	11.44	13.96	0
	2016	11.93	11.44	0
	2015	11.87	11.93	1,205
	2014	11.01	11.87	0
	2013[1]	10.00	11.01	0
JPMorgan Insurance Trust Core Bond Portfolio	2017	9.22	9.11	0
	2016	9.47	9.22	0
	2015	9.82	9.47	8,081
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2017	12.00	13.20	1,680
	2016	10.47	12.00	1,411
	2015	11.59	10.47	2,946
	2014	11.08	11.59	378
	2013[1]	10.00	11.08	324
JPMorgan Insurance Trust US Equity Portfolio	2017	12.20	14.24	4,916
	2016	11.53	12.20	0
	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2017	10.29	10.75	30,495
	2016	9.59	10.29	56,522
	2015	10.19	9.59	511,032
	2014	10.21	10.19	898,145
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2017	11.77	13.41	22,389
	2016	10.69	11.77	3,676
	2015	11.42	10.69	612
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2017	11.54	12.89	0
	2016	10.73	11.54	0
	2015	11.32	10.73	0
	2014	10.85	11.32	0
	2013[1]	10.00	10.85	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Developing Growth VC	2017	9.30	11.56	635
	2016	9.99	9.30	335
	2015	11.38	9.99	6,274
	2014	11.47	11.38	5,840
	2013[1]	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2017	11.33	12.20	0
	2016	10.23	11.33	0
	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2017	11.61	12.59	0
	2016	10.36	11.61	0
	2015	11.15	10.36	0
	2014	10.83	11.15	0
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2017	10.73	12.61	0
	2016	11.08	10.73	0
	2015	11.28	11.08	81
	2014	11.12	11.28	141
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2017	11.66	11.92	1,557
	2016	10.48	11.66	961
	2015	11.39	10.48	0
	2014	10.68	11.39	70
	2013[1]	10.00	10.68	0
Lord Abbett Series Total Return VC	2017	9.51	9.45	920
	2016	9.54	9.51	892
	2015	10.04	9.54	866
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
MFS® VIT Emerging Markets Equity	2017	7.86	10.35	10,136
	2016	7.54	7.86	8,230
	2015	9.07	7.54	4,777
	2014	10.19	9.07	257
	2013[1]	10.00	10.19	0
MFS® VIT Global Tactical Allocation	2017	9.34	9.87	950
	2016	9.21	9.34	1,020
	2015	9.88	9.21	1,094
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2017	9.91	10.08	0
	2016	9.12	9.91	0
	2015	9.98	9.12	337,832
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2017	11.23	13.76	0
	2016	11.10	11.23	0
	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT II Research International	2017	8.44	10.33	601
	2016	8.91	8.44	583
	2015	9.53	8.91	566
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0
MFS® VIT International Value	2017	9.68	11.74	21,751
	2016	9.75	9.68	9,796
	2015	9.59	9.75	7,976
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2017	11.45	13.47	0
	2016	11.05	11.45	0
	2015	11.56	11.05	0
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
MFS® VIT New Discovery	2017	9.64	11.65	2,555
	2016	9.27	9.64	2,479
	2015	9.90	9.27	2,406
	2014	11.19	9.90	0
	2013[1]	10.00	11.19	0
MFS® VIT Research	2017	11.32	13.33	0
	2016	10.91	11.32	0
	2015	11.35	10.91	0
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2017	10.69	11.45	5,509
	2016	10.27	10.69	8,632
	2015	10.80	10.27	3,396
	2014	10.43	10.80	1,412
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2017	9.45	9.41	6,318
	2016	9.50	9.45	6,131
	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2017	9.69	10.61	22,349
	2016	9.11	9.69	22,770
	2015	11.17	9.11	25,184
	2014	10.39	11.17	21,633
	2013[1]	10.00	10.39	2,182
Morgan Stanley VIF Emerging Markets Debt	2017	9.66	10.12	0
	2016	9.13	9.66	582
	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley VIF Emerging Markets Equity	2017	8.04	10.39	22,882
	2016	7.89	8.04	23,153
	2015	9.24	7.89	18,775
	2014	10.12	9.24	767
	2013[1]	10.00	10.12	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2017	10.41	11.92	11,844
	2016	9.78	10.41	5,385
	2015	10.53	9.78	4,527
	2014	10.54	10.53	4,393
	2013[1]	10.00	10.54	0
Morningstar Balanced ETF Asset Allocation Portfolio	2017	9.99	10.83	64,805
	2016	9.63	9.99	52,919
	2015	10.30	9.63	67,509
	2014	10.30	10.30	35,883
	2013[1]	10.00	10.30	5,206
Morningstar Conservative ETF Asset Allocation Portfolio	2017	9.26	9.40	22,074
	2016	9.25	9.26	21,497
	2015	9.79	9.25	87,285
	2014	9.96	9.79	9,633
	2013[1]	10.00	9.96	0
Morningstar Growth ETF Asset Allocation Portfolio	2017	10.25	11.49	32,751
	2016	9.77	10.25	32,254
	2015	10.48	9.77	30,032
	2014	10.47	10.48	27,275
	2013[1]	10.00	10.47	5,794
Morningstar Income and Growth ETF Asset Allocation Portfolio	2017	9.59	10.08	6,168
	2016	9.42	9.59	6,227
	2015	10.02	9.42	6,298
	2014	10.15	10.02	3,499
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Guardian	2017	10.98	13.17	4,290
	2016	10.56	10.98	4,979
	2015	11.62	10.56	4,832
	2014	11.14	11.62	4,689
	2013[1]	10.00	11.14	0
Neuberger Berman AMT Sustainable Equity (formerly Neuberger Berman AMT Socially Responsive)	2017	11.52	13.01	2,247
	2016	10.98	11.52	1,780
	2015	11.55	10.98	1,246
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2017	10.13	13.20	49,505
	2016	10.61	10.13	30,453
	2015	10.70	10.61	23,152
	2014	10.96	10.70	911
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2017	9.22	9.35	1,300
	2016	9.07	9.22	2,277
	2015	9.73	9.07	2,181
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2017	8.95	10.82	7,922
	2016	9.62	8.95	13,633
	2015	9.75	9.62	7,549
	2014	10.98	9.75	10,650
	2013[1]	10.00	10.98	4,838

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2017	11.88	12.94	11,661
	2016	10.56	11.88	3,653
	2015	11.76	10.56	3,546
	2014	11.01	11.76	2,767
	2013[1]	10.00	11.01	0
PIMCO VIT All Asset	2017	9.03	9.79	16,132
	2016	8.36	9.03	13,842
	2015	9.63	8.36	3,547
	2014	10.02	9.63	437
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2017	5.78	5.64	0
	2016	5.26	5.78	0
	2015	7.41	5.26	0
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2017	9.67	10.15	39,645
	2016	8.93	9.67	16,420
	2015	9.57	8.93	3,808
	2014	9.86	9.57	3,697
	2013[1]	10.00	9.86	0
PIMCO VIT Foreign Bond (Unhedged)	2017	8.36	8.85	0
	2016	8.50	8.36	0
	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2017	8.69	9.02	0
	2016	8.74	8.69	0
	2015	9.54	8.74	0
	2014	9.76	9.54	0
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2017	9.44	10.29	0
	2016	9.50	9.44	0
	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0
PIMCO VIT High Yield	2017	10.10	10.29	10,926
	2016	9.40	10.10	168,594
	2015	10.01	9.40	9,207
	2014	10.14	10.01	0
	2013[1]	10.00	10.14	0
PIMCO VIT Low Duration	2017	8.86	8.58	91,931
	2016	9.15	8.86	4,970
	2015	9.54	9.15	40,791
	2014	9.91	9.54	5,181
	2013[1]	10.00	9.91	1,630
PIMCO VIT Real Return	2017	8.84	8.76	3,431
	2016	8.80	8.84	3,329
	2015	9.46	8.80	3,231
	2014	9.61	9.46	2,817
	2013[1]	10.00	9.61	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Short-Term	2017	8.94	8.75	0
	2016	9.15	8.94	0
	2015	9.47	9.15	99,492
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2017	9.25	9.27	6,277
	2016	9.42	9.25	39,575
	2015	9.82	9.42	192,370
	2014	9.86	9.82	46,504
	2013[1]	10.00	9.86	13,938
Pioneer Bond VCT	2017	9.56	9.48	0
	2016	9.62	9.56	1,532
	2015	10.05	9.62	1,488
	2014	9.94	10.05	4,596
	2013[1]	10.00	9.94	1,225
Pioneer Equity Income VCT	2017	12.53	13.80	2,689
	2016	10.96	12.53	1,597
	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2017	9.74	9.97	333
	2016	8.95	9.74	1,441
	2015	9.77	8.95	1,399
	2014	10.25	9.77	28,348
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2017	11.46	11.32	952
	2016	11.32	11.46	524
	2015	11.32	11.32	6,568
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
Pioneer Strategic Income VCT	2017	9.51	9.52	5,647
	2016	9.26	9.51	5,877
	2015	9.83	9.26	5,937
	2014	9.92	9.83	88
	2013[1]	10.00	9.92	0
Power Income VIT	2017	8.78	8.58	6,957
	2016	8.80	8.78	10,939
	2015	9.43	8.80	9,319
	2014	9.97	9.43	153,591
	2013[1]	10.00	9.97	16,250
Probabilities Fund	2017	8.77	9.68	185,147
	2016	8.98	8.77	226,583
	2015	9.95	8.98	659,962
	2014	9.93	9.95	755,793
	2013[1]	10.00	9.93	551,816
Putnam VT Capital Opportunities	2017	10.93	11.28	1,664
	2016	9.89	10.93	0
	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Diversified Income	2017	9.22	9.45	1,828
	2016	9.14	9.22	1,970
	2015	9.79	9.14	4,163
	2014	10.20	9.79	4,485
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2017	11.63	13.21	14,281
	2016	10.70	11.63	10,564
	2015	11.54	10.70	20,950
	2014	10.71	11.54	23,257
	2013[1]	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2017	10.85	11.97	994
	2016	10.63	10.85	7,324
	2015	11.10	10.63	10,288
	2014	10.60	11.10	909
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2017	12.20	15.28	0
	2016	11.98	12.20	0
	2015	12.40	11.98	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2017	9.94	10.17	57,290
	2016	9.00	9.94	519
	2015	9.94	9.00	504
	2014	10.23	9.94	489
	2013[1]	10.00	10.23	0
Putnam VT Income	2017	9.40	9.50	0
	2016	9.64	9.40	0
	2015	10.23	9.64	0
	2014	10.05	10.23	60,268
	2013[1]	10.00	10.05	0
Putnam VT Investors	2017	12.03	14.14	0
	2016	11.23	12.03	1,384
	2015	12.00	11.23	1,342
	2014	11.02	12.00	3,553
	2013[1]	10.00	11.02	0
Putnam VT Multi‑Asset Absolute Return (formerly Putnam VT Absolute Return 500)	2017	9.02	9.22	57,465
	2016	9.36	9.02	67,564
	2015	9.84	9.36	67,893
	2014	9.91	9.84	24,282
	2013[1]	10.00	9.91	22,269
Rational Dynamic Momentum VA	2017[6]	10.00	10.26	0
Redwood Managed Volatility	2017	10.49	10.78	683,397
	2016	9.79	10.49	1,183,000
	2015[4]	10.00	9.79	0
Rydex VIF Banking	2017	11.76	12.66	8,684
	2016	9.67	11.76	24,019
	2015	10.62	9.67	1,960
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Basic Materials	2017	10.10	11.73	77,089
	2016	8.07	10.10	71,047
	2015	10.21	8.07	0
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	10,078
Rydex VIF Biotechnology	2017	10.94	13.55	16,552
	2016	14.24	10.94	15,951
	2015	13.73	14.24	15,263
	2014	10.82	13.73	5,220
	2013[1]	10.00	10.82	0
Rydex VIF Commodities Strategy	2017	4.05	4.04	0
	2016	3.83	4.05	951
	2015	6.05	3.83	926
	2014	9.59	6.05	940
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2017	11.37	12.12	25,449
	2016	11.27	11.37	43,044
	2015	11.10	11.27	2,220
	2014	10.30	11.10	30,880
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2017	14.48	21.95	31,128
	2016	11.58	14.48	19,590
	2015	12.64	11.58	0
	2014	11.31	12.64	3,846
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2017	14.83	18.59	632
	2016	12.47	14.83	6,578
	2015	12.77	12.47	1,163
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2017	6.98	6.25	26,754
	2016	5.55	6.98	47,649
	2015	8.32	5.55	7,439
	2014	10.69	8.32	4,985
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2017	5.38	4.19	32,800
	2016	4.57	5.38	60,060
	2015	6.99	4.57	3,309
	2014	10.35	6.99	4,659
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2017	7.72	9.50	719
	2016	8.55	7.72	0
	2015	9.64	8.55	0
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	3,455
Rydex VIF Financial Services	2017	11.38	12.58	7,947
	2016	10.27	11.38	39,867
	2015	11.19	10.27	1,883
	2014	10.39	11.19	912
	2013[1]	10.00	10.39	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Government Long Bond 1.2x Strategy	2017	10.28	10.78	136
	2016	10.79	10.28	729
	2015	11.89	10.79	24,437
	2014	9.23	11.89	594
	2013[1]	10.00	9.23	10,222
Rydex VIF Health Care	2017	11.31	13.29	19,818
	2016	13.10	11.31	14,552
	2015	13.11	13.10	22,411
	2014	10.99	13.11	36,565
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2017	10.52	10.76	177,161
	2016	9.86	10.52	0
	2015[4]	10.00	9.86	185,563
Rydex VIF Internet	2017	12.18	15.61	3,252
	2016	12.19	12.18	0
	2015	11.77	12.19	5,576
	2014	12.07	11.77	1,014
	2013[1]	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2017	3.60	2.10	2,371
	2016	5.36	3.60	56,761
	2015	6.09	5.36	0
	2014	8.14	6.09	4,463
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2017	6.42	5.60	0
	2016	6.92	6.42	0
	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2017	5.42	4.48	0
	2016	7.01	5.42	0
	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2017	4.62	3.33	30,057
	2016	5.33	4.62	42,292
	2015	6.40	5.33	550
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2017	5.45	4.51	0
	2016	7.15	5.45	0
	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2017	5.48	4.33	16,022
	2016	6.52	5.48	31,954
	2015	7.13	6.52	322,622
	2014	8.72	7.13	2,861
	2013[1]	10.00	8.72	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Japan 2x Strategy	2017	9.42	13.54	0
	2016	9.05	9.42	0
	2015	8.45	9.05	0
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2017	11.57	13.29	3,948
	2016	11.04	11.57	0
	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2017	13.44	15.74	22,016
	2016	10.84	13.44	44,546
	2015	11.99	10.84	22,388
	2014	11.20	11.99	9,630
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2017	13.43	16.84	38,631
	2016	13.25	13.43	102,252
	2015	12.80	13.25	123,893
	2014	11.39	12.80	69,228
	2013[1]	10.00	11.39	3,481
Rydex VIF NASDAQ-100® 2x Strategy	2017	19.89	32.24	28,763
	2016	18.97	19.89	15,607
	2015	17.31	18.97	27,068
	2014	13.25	17.31	4,586
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2017	13.50	17.02	4,774
	2016	12.20	13.50	7,834
	2015	12.85	12.20	8,507
	2014	11.33	12.85	5,215
	2013[1]	10.00	11.33	0
Rydex VIF Precious Metals	2017	7.79	7.98	46,047
	2016	4.92	7.79	49,917
	2015	7.39	4.92	18,658
	2014	9.35	7.39	872
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2017	10.57	10.78	1,832
	2016	10.03	10.57	4,984
	2015	10.76	10.03	16,372
	2014	9.30	10.76	45,242
	2013[1]	10.00	9.30	0
Rydex VIF Retailing	2017	10.03	10.82	6,741
	2016	10.45	10.03	2,778
	2015	11.08	10.45	1,794
	2014	10.66	11.08	30,990
	2013[1]	10.00	10.66	6,498
Rydex VIF Russell 2000® 1.5x Strategy	2017	12.40	14.24	7,149
	2016	9.94	12.40	18,539
	2015	11.43	9.94	409
	2014	11.46	11.43	397
	2013[1]	10.00	11.46	2,000

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Russell 2000® 2x Strategy	2017	13.37	16.15	7,134
	2016	10.12	13.37	20,405
	2015	12.19	10.12	1,109
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2017	15.30	21.00	29,539
	2016	13.29	15.30	11,014
	2015	14.13	13.29	15,752
	2014	11.85	14.13	39,872
	2013[1]	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2017	11.42	13.58	163,895
	2016	11.64	11.42	98,611
	2015	12.04	11.64	112,248
	2014	11.20	12.04	71,922
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2017	11.73	13.00	35,008
	2016	10.45	11.73	2,804
	2015	12.06	10.45	4,771
	2014	11.36	12.06	11,582
	2013[1]	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2017	10.05	11.41	7,214
	2016	10.23	10.05	2,198
	2015	10.56	10.23	14,443
	2014	11.21	10.56	2,074
	2013[1]	10.00	11.21	3,549
Rydex VIF S&P MidCap 400 Pure Value	2017	11.52	12.46	1,658
	2016	9.34	11.52	38,196
	2015	11.08	9.34	0
	2014	10.86	11.08	1,119
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2017	11.75	13.05	25,178
	2016	10.35	11.75	30,746
	2015	10.87	10.35	20,011
	2014	11.36	10.87	2,099
	2013[1]	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2017	11.21	10.69	24,911
	2016	8.90	11.21	32,030
	2015	10.76	8.90	790
	2014	11.11	10.76	1,151
	2013[1]	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2017	11.66	9.18	0
	2016	11.39	11.66	0
	2015	10.51	11.39	0
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2017	12.40	15.73	18,629
	2016	11.68	12.40	2,377
	2015	12.08	11.68	2,153
	2014	11.45	12.08	29,819
	2013[1]	10.00	11.45	6,112

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Telecommunications	2017	10.45	10.57	3,312
	2016	9.30	10.45	3,924
	2015	10.43	9.30	3,052
	2014	10.63	10.43	3,069
	2013[1]	10.00	10.63	6,579
Rydex VIF Transportation	2017	12.14	14.17	2,408
	2016	11.00	12.14	19,548
	2015	13.39	11.00	1,043
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2017	8.56	8.19	2,826,241
	2016	8.95	8.56	964,350
	2015	9.36	8.95	1,829,938
	2014	9.78	9.36	697,179
	2013[1]	10.00	9.78	133,608
Rydex VIF Utilities	2017	11.18	11.87	31,311
	2016	10.05	11.18	34,986
	2015	11.35	10.05	666
	2014	9.65	11.35	409
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2017	5.42	6.18	0
	2016	6.21	5.42	0
	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2017	9.31	9.91	25,488
	2016	9.11	9.31	24,734
	2015	9.86	9.11	24,003
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2017	9.28	9.30	1,801
	2016	9.35	9.28	1,747
	2015	9.82	9.35	3,110
	2014[2]	10.00	9.82	0
SEI VP Defensive Strategy	2017	9.05	8.87	17,275
	2016	9.27	9.05	16,764
	2015	9.74	9.27	17,703
	2014[2]	10.00	9.74	9,762
SEI VP Market Growth Strategy	2017	9.35	10.17	1,870
	2016	9.10	9.35	0
	2015	9.88	9.10	0
	2014[2]	10.00	9.88	0
SEI VP Market Plus Strategy	2017	9.47	10.72	0
	2016	9.16	9.47	0
	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2017	9.51	9.83	3,387
	2016	9.38	9.51	3,287
	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Blue Chip Growth	2017	12.33	16.02	66,086
	2016	12.83	12.33	34,858
	2015	12.11	12.83	34,375
	2014	11.63	12.11	24,133
	2013[1]	10.00	11.63	3,557
T. Rowe Price Equity Income	2017	11.01	12.19	13,670
	2016	9.69	11.01	8,891
	2015	10.90	9.69	15,142
	2014	10.64	10.90	5,792
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2017	13.10	15.96	31,720
	2016	15.35	13.10	36,116
	2015	14.27	15.35	93,912
	2014	11.37	14.27	13,753
	2013[1]	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2017	8.72	8.41	6,343
	2016	9.02	8.72	6,158
	2015	9.43	9.02	5,978
	2014	9.82	9.43	4,433
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2017	7.75	10.40	27,262
	2016	6.89	7.75	3,262
	2015	8.97	6.89	2,430
	2014	10.24	8.97	2,359
	2013[1]	10.00	10.24	1,089
Templeton Foreign VIP Fund	2017	8.76	9.78	1,742
	2016	8.55	8.76	0
	2015	9.56	8.55	0
	2014	11.25	9.56	1,121
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2017	8.80	8.58	32,549
	2016	8.94	8.80	20,006
	2015	9.77	8.94	8,544
	2014	10.03	9.77	7,169
	2013[1]	10.00	10.03	2,326
Templeton Growth VIP Fund	2017	9.78	11.08	357
	2016	9.33	9.78	347
	2015	10.43	9.33	336
	2014	11.22	10.43	326
	2013[1]	10.00	11.22	0
Third Avenue Value	2017	9.69	10.52	1,933
	2016	9.02	9.69	1,875
	2015	10.36	9.02	1,820
	2014	10.37	10.36	1,766
	2013[1]	10.00	10.37	0
TOPS® Aggressive Growth ETF	2017[6]	10.00	10.80	0
TOPS® Balanced ETF	2017[6]	10.00	10.31	0
TOPS® Conservative ETF	2017[6]	10.00	10.12	0
TOPS® Growth ETF	2017[6]	10.00	10.66	0
TOPS® Managed Risk Balanced ETF	2017[6]	10.00	10.30	0
TOPS® Managed Risk Growth ETF	2017[6]	10.00	10.68	0

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
TOPS® Managed Risk Moderate Growth ETF	2017[6]	10.00	10.48	0
TOPS® Moderate Growth ETF	2017[6]	10.00	10.46	0
VanEck VIP Global Gold	2017	8.08	8.71	23,841
	2016	5.71	8.08	21,180
	2015	7.87	5.71	12,689
	2014	8.76	7.87	16,533
	2013[1]	10.00	8.76	4,718
VanEck VIP Global Hard Assets	2017	7.31	6.85	26,998
	2016	5.33	7.31	44,914
	2015	8.40	5.33	3,763
	2014	10.89	8.40	3,471
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2017	10.32	11.28	9,762
	2016	9.76	10.32	1,785
	2015[4]	10.00	9.76	0
Vanguard® VIF Capital Growth	2017	10.36	12.71	24,070
	2016	9.81	10.36	11,754
	2015[4]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2017	9.92	10.48	149,650
	2016	9.83	9.92	47,193
	2015[4]	10.00	9.83	0
Vanguard® VIF Diversified Value	2017	10.42	11.23	17,588
	2016	9.68	10.42	12,111
	2015[4]	10.00	9.68	0
Vanguard® VIF Equity Income	2017	10.71	12.06	37,075
	2016	9.77	10.71	28,555
	2015[4]	10.00	9.77	0
Vanguard® VIF Equity Index	2017	10.37	12.01	0
	2016	9.73	10.37	0
	2015[4]	10.00	9.73	0
Vanguard® VIF Growth	2017	9.30	11.59	7,090
	2016	9.87	9.30	883
	2015[4]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2017	10.35	10.55	3,553
	2016	9.76	10.35	33,112
	2015[4]	10.00	9.76	0
Vanguard® VIF International	2017	9.40	12.77	20,107
	2016	9.68	9.40	409
	2015[4]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2017	10.29	11.67	0
	2016	9.72	10.29	0
	2015[4]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2017	10.02	10.96	21,252
	2016	9.78	10.02	0
	2015[4]	10.00	9.78	0
Vanguard® VIF Real Estate Index (formerly Vanguard® VIF REIT Index)	2017	10.45	10.43	10,170
	2016	10.13	10.45	19,557
	2015[4]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2017	9.69	9.42	158
	2016	9.90	9.69	153
	2015[4]	10.00	9.90	0

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Small Company Growth	2017	10.61	12.47	1,481
	2016	9.69	10.61	0
	2015[4]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2017	9.67	9.54	3,898
	2016	9.91	9.67	23,308
	2015[4]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2017	10.42	12.00	30,530
	2016	9.72	10.42	22,757
	2015[4]	10.00	9.72	0
Virtus Duff & Phelps International Series	2017	7.63	8.46	0
	2016	8.11	7.63	0
	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Duff & Phelps Real Estate Securities Series	2017	11.39	11.55	12,014
	2016	11.15	11.39	12,189
	2015	11.39	11.15	8,378
	2014	9.05	11.39	7,028
	2013[1]	10.00	9.05	0
Virtus KAR Small-Cap Growth Series	2017	13.01	17.52	11,491
	2016	10.80	13.01	2,905
	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Newfleet Multi-Sector Intermediate Bond Series	2017	9.67	9.87	47,263
	2016	9.25	9.67	2,220
	2015	9.80	9.25	2,154
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Rampart Equity Trend Series (formerly Virtus Equity Trend Series)	2017	8.63	9.94	124,213
	2016	9.11	8.63	154,920
	2015	10.51	9.11	226,755
	2014	10.75	10.51	343,983
	2013[1]	10.00	10.75	112,040
Virtus Strategic Allocation Series	2017	9.55	10.87	1,008
	2016	9.91	9.55	978
	2015	10.95	9.91	949
	2014	10.65	10.95	921
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2017	10.92	13.00	0
	2016	10.68	10.92	0
	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0
VY Clarion Global Real Estate Portfolio	2017	9.48	10.01	3,061
	2016	9.86	9.48	4,099
	2015	10.51	9.86	5,167
	2014	9.67	10.51	3,127
	2013[1]	10.00	9.67	0

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VY Clarion Real Estate Portfolio	2017	11.09	11.14	0
	2016	11.14	11.09	1,839
	2015	11.33	11.14	2,028
	2014	9.13	11.33	1,784
	2013[1]	10.00	9.13	0
Wells Fargo International Equity VT	2017	9.48	11.28	0
	2016	9.60	9.48	0
	2015	9.86	9.60	1,766
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT	2017	10.67	13.73	5,495
	2016	11.10	10.67	4,198
	2015	11.45	11.10	4,073
	2014	11.52	11.45	9,410
	2013[1]	10.00	11.52	3,666
Wells Fargo Opportunity VT	2017	11.36	13.09	4,201
	2016	10.59	11.36	780
	2015	11.42	10.59	1,162
	2014	10.81	11.42	1,127
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2017	9.52	9.87	2,865
	2016	8.62	9.52	2,781
	2015	9.60	8.62	471
	2014	10.19	9.60	477,035
	2013[1]	10.00	10.19	0
1 For the period July 15, 2013 (date of inception) to December 31, 2013.
2 For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
3 For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
4 For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.
5 Effective August 18, 2017, the Subaccount began investing in Class 3 of 7Twelve™ Balanced Portfolio. The values in the table for the period prior to August 18, 2017 reflect investment in Class 4 of 7Twelve™ Balanced Portfolio.
6 For the period August 18, 2017 (the date first publicly offered) to December 31, 2017.

A-30

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915A	32-69151-01 2018/05/01

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
PERFORMANCE INFORMATION	5
MIXED AND SHARED FUNDING CONFLICTS	6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	7
2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount's average daily net assets, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the "Excess Charge") on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subac-count on one Valuation Date of each calendar month ("Record Date"). The Company will pay the subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,500 for tax year 2018. The $18,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2018 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2018 is the lesser of (i) $55,000 or (ii) 100% of the employee's annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,500 in 2018 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,500 elective contribution

4

limit makes $8,500 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,500 (for 2018). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $55,000 (for 2018). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as "Standardized Total Return") are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

5

Other total return figures (referred to as "Non‑Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

6

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915C (PRS)	32-69150-03 2018/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $55,000 (for 2018). Salary reduction contributions, if any, are subject to additional annual limits.
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Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to
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differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2018, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6915K (COMM)	32-69150-11 2018/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2018). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2018) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $55,000 (for 2018). Salary reduction contributions, if any, are subject to additional annual limits.
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Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to
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differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2017, and for each of the specified periods ended December 31, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Consolidated Financial Statements

Security Benefit Life Insurance Company and Subsidiaries
Periods From February 1, 2017 Through December 31, 2017,
January 1, 2017 Through January 31, 2017, and
 Years Ended December 31, 2016 and 2015
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Financial Statements
Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015

Report of Independent Auditors
The Board of Directors
Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
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We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2017 and 2016, and the consolidated results of its operations and its cash flows for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.
April 26, 2018
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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands, except as noted)
Assets
Investments:
Securities available for sale:
Fixed maturities ($20,411.2 million and $16,347.6 million in amortized cost for 2017 and 2016, respectively; includes
$8,299.8 million and $4,213.6 million related to consolidated
variable interest entities for 2017 and 2016, respectively)	$20,612,482	$16,477,635
Equity securities ($55.1 million and $43.5 million in
amortized cost for 2017 and 2016, respectively)	54,315	47,663
Securities trading:
Fixed maturities	119,106	146,396
Equity securities	159	86
Notes receivable from related parties	3,492,861	3,967,197
Mortgage loans (includes $623.4 million and $549.0 million related to
consolidated variable interest entities for 2017 and 2016, respectively)	1,929,273	1,652,037
Policy loans	465,701	444,973
Cash and cash equivalents (includes $131.7 million and $69.4 million related to consolidated variable interest entities for 2017
and 2016, respectively)	830,877	994,320
Short-term investments	28,505	69,889
Call options	839,998	381,396
Other invested assets ($196.0 million and $0 in amortized cost for 2017 and
2016, respectively and $215.7 million and $0 in fair value for 2017 and 2016, respectively, related to joint venture and partnership investments
carried at fair value)	409,460	260,535
Total investments	28,782,737	24,442,127

Accrued investment income (includes $99.4 million and $46.6
million related to consolidated variable interest entities for 2017
and 2016, respectively)	285,170	241,808
Accounts receivable (includes $55.2 million and $0 related to
consolidated variable interest entities for 2017 and 2016, respectively)	187,963	171,760
Reinsurance recoverable	2,171,597	2,458,624
Property and equipment, net	53,191	44,446
Deferred policy acquisition costs	182,434	1,151,091
Deferred sales inducement costs	76,362	969,608
Value of business acquired	1,590,838	31,247
Goodwill	96,708	–
Other assets	98,814	131,717
Separate account assets	5,787,669	5,524,616
Total assets	$39,313,483	$35,167,044

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands, except as noted)
Liabilities and stockholder's equity
Liabilities:
Policy reserves and annuity account values	$28,342,186	$26,039,876
Funds withheld	135,497	169,090
Accounts payable and accrued expenses (includes $169.6 million and $4.7 million related to consolidated variable interest entities
for 2017 and 2016, respectively)	513,681	181,760
Deferred income tax liability	75,191	157,264
Surplus notes	119,916	80,728
Notes payable related to commission assignments	46,174	68,998
Mortgage debt	19,641	21,001
Debt from consolidated variable interest entities	645,919	720,055
Note payable − SAILES 2-0, LLC	69,695	77,313
Other liabilities	585,576	296,936
Separate account liabilities	5,787,669	5,524,616
Total liabilities	36,341,145	33,337,637

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	2,489,112	1,248,492
Accumulated other comprehensive income	124,403	61,997
Retained earnings	351,823	511,918
Total stockholder's equity	2,972,338	1,829,407

Total liabilities and stockholder's equity	$39,313,483	$35,167,044

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Net investment income	$1,201,721	$97,037	$1,092,029	$908,909
Asset-based fees	65,679	7,147	65,964	71,844
Other product charges	178,877	15,465	170,593	154,231
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	567,114	14,050	(5,135)	(282,228)
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(1,369)	–	(3,235)	(3,824)
Other revenues	57,942	5,997	61,370	58,484
Total revenues	2,069,964	139,696	1,381,586	907,416

Benefits and expenses:
Index credits and interest credited to account balances	445,522	30,376	216,019	247,885
Other benefits	535,905	42,651	493,513	56,460
Total benefits	981,427	73,027	709,532	304,345

Commissions and other operating expenses	256,856	20,316	230,010	169,699
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	258,146	15,202	76,593	165,419
Interest expense	70,225	7,427	64,200	57,006
Total benefits and expenses	1,566,654	115,972	1,080,335	696,469

Income before income tax expense	503,310	23,724	301,251	210,947
Income tax expense	114,785	7,341	97,509	45,163
Net income	$388,525	$16,383	$203,742	$165,784

See accompanying notes.
5

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Net income	$388,525	$16,383	$203,742	$165,784
Other comprehensive income (loss), net:
Net unrealized gains (losses) on
available-for-sale securities	152,027	45,830	411,676	(516,970)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(24,684)	(10,378)	(112,163)	141,565
Policy reserves and annuity account values	(19,642)	(13,144)	(94,018)	115,550
Total other comprehensive income (loss), net	107,701	22,308	205,495	(259,855)
Comprehensive income (loss)	$496,226	$38,691	$409,237	$(94,071)

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2015	$7,000	$848,492	$116,357	$142,392	$1,114,241
Net income	–	–	–	165,784	165,784
Other comprehensive loss, net	–	–	(259,855)	–	(259,855)
Contribution from parent	–	400,000	–	–	400,000
Balance at December 31, 2015	7,000	1,248,492	(143,498)	308,176	1,420,170
Net income	–	–	–	203,742	203,742
Other comprehensive income, net	–	–	205,495	–	205,495
Balance at December 31, 2016	7,000	1,248,492	61,997	511,918	1,829,407
Net income	–	–	–	16,383	16,383
Other comprehensive income, net	–	–	22,308	–	22,308
Balance at January 31, 2017	7,000	1,248,492	84,305	528,301	1,868,098

Successor
Adjustments related to change in
control	–	590,620	(84,305)	(528,301)	(21,986)
Balance at February 1, 2017	7,000	1,839,112	–	–	1,846,112
Net income	–	–	–	388,525	388,525
Other comprehensive income, net	–	–	107,701	–	107,701
Contribution from parent	–	650,000	–	–	650,000
Dividends paid	–	–	–	(20,000)	(20,000)
Change in accounting principle (see Note 1)	–	–	16,702	(16,702)	–
Balance at December 31, 2017	$7,000	$2,489,112	$124,403	$351,823	$2,972,338

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income	$388,525	$16,383	$203,742	$165,784
Adjustments to reconcile net income to net cash and
cash equivalents provided by operating activities:
Annuity and interest-sensitive life products –
interest credited to account balances	445,522	30,376	216,019	247,885
Policy acquisition costs deferred	(279,800)	(25,881)	(359,584)	(341,002)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	258,146	15,202	76,593	165,419
Net realized/unrealized (gains) losses	(567,519)	(13,645)	8,370	287,346
Amortization of investment premiums and discounts	(5,318)	(4,251)	(12,797)	(22,501)
Depreciation and amortization	5,777	1,438	7,423	7,236
Net sales (purchases) of fixed maturities, trading	31,734	(251)	1,286	46,348
Net (purchases) sales of equities, trading	(86)	9	(47)	(606)
Net sales of mortgage loans, at fair value	–	–	8,715	7,109
Change in funds withheld liability	(32,850)	(743)	(8,786)	(56,981)
Deferred income taxes	(78,169)	(1,919)	87,879	35,485
Change in annuity guarantees	303,027	17,609	358,096	171,132
Change in reinsurance recoverable	287,027	–	123,263	87,924
Change in accounts receivable	(86,199)	113,627	153,933	(38,091)
Change in accounts payable	380,748	(62,038)	(413,393)	476,965
Change in other liabilities	293,911	(32,672)	82,207	(104,950)
Other changes in operating assets and liabilities	(136,953)	34,349	(26,609)	(252,999)
Net cash and cash equivalents provided by operating activities	1,207,523	87,593	506,310	881,503

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	5,172,166	576,743	11,370,677	5,909,655
Equity securities available for sale	171,234	354	107,298	46,136
Mortgage loans	259,879	24,572	574,533	76,718
Call options	261,330	16,152	59,704	114,754
Notes receivable from related parties	8,363,741	831,738	5,221,013	3,364,359
Other invested assets	23,165	4,015	82,416	107,915
	14,251,515	1,453,574	17,415,641	9,619,537
Acquisitions of investments:
Fixed maturities available for sale	(8,962,008)	(775,437)	(11,004,309)	(9,360,101)
Equity securities available for sale	(176,213)	(154)	(92,077)	(37,906)
Notes receivable from related parties	(7,499,097)	(1,221,289)	(6,620,840)	(3,776,009)
Mortgage loans	(497,362)	(20,034)	(1,038,759)	(848,564)
Call options	(166,141)	(12,997)	(179,295)	(140,521)
Other invested assets	(11,072)	(731)	(43,629)	(43,950)
	(17,311,893)	(2,030,642)	(18,978,909)	(14,207,051)

Net purchases of property and equipment	1,057	177	–	–
Net sales (purchases) of short-term investments	10,847	30,830	312,496	(303,945)
Net decrease (increase) in policy loans	(21,143)	415	(17,580)	(14,205)
Net cash and cash equivalents used in investing activities	(3,069,617)	(545,646)	(1,268,352)	(4,905,664)

See accompanying notes.
8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Financing activities
Payments on surplus notes, notes payable related to commission assignments, mortgage debt, debt from consolidated VIEs, and
note payable − SAILES 2-0, LLC	(147,784)	(16,572)	(230,752)	(153,019)
Issuance of notes payable related to commission assignments
assignments and debt from consolidated VIEs	62,566	13,000	436,612	198,615
Capital contribution from parent	650,000	–	–	400,000
Dividends paid to parent	(20,000)	–	–	–
Net change in repurchase agreements	–	–	(727,712)	486,517
Deposits to annuity account balances	4,355,248	243,907	4,559,381	3,263,565
Withdrawals from annuity account balances	(2,893,569)	(90,092)	(2,865,648)	(1,226,811)
Net cash and cash equivalents provided by financing activities	2,006,461	150,243	1,171,881	2,968,867

Increase (decrease) in cash and cash equivalents	144,367	(307,810)	409,839	(1,055,294)
Cash and cash equivalents at beginning of period	686,510	994,320	584,481	1,639,775
Cash and cash equivalents at end of period	$830,877	$686,510	$994,320	$584,481

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$66,553	$5,042	$36,396	$29,455

Income taxes	$156,328	$–	$11,700	$10,798

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
SBLIC is a subsidiary of SBL Holdings, LLC (SBLH). Security Benefit Corporation (SBC), SBLH’s parent, and its subsidiaries, were acquired by Eldridge Industries, LLC in a transaction which closed on January 31, 2017 (the Transaction). As a result of the change in control, the Company elected push down accounting to record its assets and liabilities at fair value as of the acquisition date (see Note 13).
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed, fixed indexed, and variable annuities, and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control at the Transaction date in the consolidated financial statements.
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre); SAILES 2-0, LLC (SAILES); and the consolidated VIEs (see Note 3).
10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); establishing VOBA in connection with the Transaction; calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities, and redeemable preferred stock. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, and policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include common stock and non-redeemable preferred stock. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. For some of these investments, where the Company’s partnership interest is so minor that it exercises virtually no influence over operating and financial policies, the Company carries the investment at the estimated fair value, with any adjustments recorded through other comprehensive income (OCI).
11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company classified as trading or elected the fair value option for certain fixed maturity securities, commercial mortgage loans, and equity investments that are segregated to support the funds withheld reinsurance liability (see Note 10) that have embedded derivative features. The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method for periods ended and prior to January 31, 2017. For periods subsequent to January 31, 2017, realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately in the consolidated statements of operations.
To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities, if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities where the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees.
12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income in the consolidated statements of operations. The Company reviews the mortgage loan portfolio using a collectively evaluated impairment methodology to determine the need for a general allowance, which is based upon the Company’s evaluation of the probability of collection, historical loss experience, delinquencies, and other factors. If the Company determines through our evaluation of the mortgage loan portfolio that an individual loan has an elevated specific risk profile, the Company will then individually assess the loan for impairment and may assign a specific loan loss allowance.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 16.
Policy loans are reported at unpaid principal.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
The Company issues certain products that contain a derivative that is embedded in the product, and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.
The Company has entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies’ behalf. The Company paid heaped commissions to field producers and records commission receivable for the subsequent receipt of monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The commission receivable is comprised of the base level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with ASC 815, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized in the consolidated statements of operations.
The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties under bilateral agreements is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. Collateral posted under the tri-party arrangement is not reflected on the consolidated balance sheets.
14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of a new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
VOBA is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. VOBA is amortized using the same methodology and assumptions used to amortize DAC.
15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reported goodwill is lower than its carrying amount, goodwill is written down to its fair value; and a charge is reported in the consolidated statements of operations.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires during 2018. Under this lease, certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company (see Note 16).
In February 2013, SAILES 2-0, LLC (SAILES) acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method over 25 years which approximates its estimated productive life and is included in other invested assets on the consolidated balance sheets.
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders by the Company are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in
16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed benefit feature.
The Company issued funding agreements to certain related parties through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2017 and 2016, separate account investments funded through these agreements were $1,937.9 million and $1,870.3 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $377.7 million and $352.0 million as of December 31, 2017 and 2016, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued and interest on the policy loans issued to the contract holders.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during each of the years 2017, 2016, and 2015. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
Policy reserves and annuity account values also include general account funding agreements of $566.4 million and $652.5 million at December 31, 2017 and 2016, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains
18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant yield. For structured note securities, included in the fixed maturity available-for-sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured
19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
note securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commissions include point-of-sale fees for retirement plan and variable annuity transactions and are recognized when earned. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both related and unrelated mutual funds. These fees are accrued and paid on a monthly basis based on contractual agreements. Commissions are included in other revenue in the consolidated statements of operations.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2017 or 2016.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606). The amendments in this ASU defer the
20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
effective date of ASU 2014-09 for all entities by one year. ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2019. During 2016, the FASB issued ASU 2016-08, 2016-10, and 2016-12 that are all further clarifications to ASU 2014-09. The Company has started a process to evaluate all the revenue streams that are within the scope of ASU 2014-09. Since insurance contract and investment accounting revenues are specifically scoped out of this ASU, the Company does not expect a material impact to its financial statements upon adoption of this update.
In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the Fair Value Option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The amendments in this update are effective for fiscal years beginning after December 15, 2018. Earlier application is permitted. The Company does not expect a material impact on its consolidated financial statements upon adoption of this standard due to immaterial equity security investment holdings as of December 31, 2017.
In February 2016, the FASB issued ASU 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2020 for the Company, with early adoption permitted. While the Company is in the process of evaluating the full impact of this guidance, the Company does not expect the impact to its financial statements to be material upon adoption of this standard.
21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard will become effective for the Company on January 1, 2021, with early adoption permitted in 2019. While the Company is currently evaluating the full impact of this new guidance on the financial statements, the Company believes the new impairment model may lead to earlier recognition of credit losses for our commercial mortgage loans.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. Under the amendments in this update, the Company should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Impairment charges should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This amendment essentially eliminated "Step 2" from the goodwill impairment test. Additionally, the Company should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The amendments in this update shall be applied on a prospective basis. A public business entity that is not an SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect significant impact to its financial statements upon adopting this standard.
Change in Accounting Principle
On December 22, 2017, the U.S. federal government enacted a tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (Tax Cuts and Jobs Act). This act reduced the U.S. federal corporate income tax rate and made other changes to the U.S. federal tax law. In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (ASU 2018-02). The amendments in this ASU allow a reclassification from AOCI to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness

22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)
of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted. The Company hereby elected to early adopt ASU 2018-02 as of December 31, 2017 as a change in accounting principle.
As a result of this change in accounting principle, the Company elected to reclassify the income tax effect on items within AOCI to retained earnings. The amount of $16.7 million represents the entire amount of the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Cuts and Jobs Act related to items remaining in AOCI. There is no effect of the change in the U.S. federal corporate income tax rate on gross valuation allowances.
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values, and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments, equity securities, and other invested assets classified as available for sale, is as follows:
	December 31, 2017 (Successor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$251,060	$1,888	$1,648	$251,300	$–
Obligations of government-sponsored
enterprises	368,698	1,976	1,084	369,590	–
Corporate	7,552,758	102,238	13,340	7,641,656	–
Obligations of foreign governments	1,093	56	1	1,148	–
Municipal obligations	253,296	22,708	1,138	274,866	–
Commercial mortgage-backed	551,347	3,340	2,107	552,580	–
Residential mortgage-backed	120,819	4,273	197	124,895	–
Collateralized debt obligations	5,511	1,473	3	6,981	–
Collateralized loan obligations	7,825,161	99,743	35,074	7,889,830	–
Redeemable preferred stock	6,273	290	–	6,563	–
Other asset backed	3,475,221	32,668	14,816	3,493,073	–
Total fixed maturity investments	$20,411,237	$270,653	$69,408	$20,612,482	$–

Equity securities:
Communications	$31,125	$–	$–	$31,125	$–
Financial	24	15	–	39	–
Consumer	10,027	590	390	10,227	–
Mutual funds	9,333	–	1,027	8,306	–
Government	4,618	–	–	4,618	–
Total equity securities	$55,127	$605	$1,417	$54,315	$–

Other invested assets:
Joint venture and partnership
investments	$196,000	$19,700	$–	$215,700	$–
Total other invested assets	$196,000	$19,700	$–	$215,700	$–

24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
	December 31, 2016 (Predecessor)
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$404,932	$1,770	$6,675	$400,027	$–
Obligations of government-sponsored
enterprises	475,663	4,475	6,130	474,008	–
Corporate	6,441,961	129,073	53,215	6,517,819	(79)
Obligations of foreign governments	10,154	184	60	10,278	–
Municipal obligations	253,415	10,693	4,750	259,358	–
Commercial mortgage-backed	463,505	3,467	7,365	459,607	–
Residential mortgage-backed	115,321	1,981	1,197	116,105	–
Collateralized debt obligations	2,014	2,289	–	4,303	–
Collateralized loan obligations	5,844,153	114,215	61,516	5,896,852	–
Redeemable preferred stock	13,301	299	10	13,590	–
Other asset backed	2,323,190	19,374	16,876	2,325,688	–
Total fixed maturity investments	$16,347,609	$287,820	$157,794	$16,477,635	$(79)

Equity securities:
Communications	$25,066	$5,047	$–	$30,113	$–
Financial	802	136	–	938	–
Industrial	4	36	–	40	–
Mutual funds	8,438	88	1,154	7,372	–
Government	9,200	–	–	9,200	–
Total equity securities	$43,510	$5,307	$1,154	$47,663	$–

25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.
	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$218,582	$219,199
Due after one year through five years	4,018,058	4,032,816
Due after five years through ten years	2,281,778	2,321,230
Due after ten years	1,539,789	1,595,725
Securities with variable principal	12,353,030	12,443,512
	$20,411,237	$20,612,482

As of December 31, 2017 and 2016, there were 10 and 21 issuers, with a total amount of $5,042.0 million and $6,099.0 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.
26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
For fixed maturity investments and equity securities classified as available for sale with unrealized losses as of December 31, 2017 and 2016, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2017 (Successor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$191,527	$1,648	$–	$–	$191,527	$1,648
Obligations of government-sponsored
enterprises	143,438	1,084	–	–	143,438	1,084
Corporate	1,021,567	13,340	–	–	1,021,567	13,340
Obligations of foreign governments	137	1	–	–	137	1
Municipal obligations	46,956	1,138	–	–	46,956	1,138
Commercial mortgage-backed	239,667	2,107	–	–	239,667	2,107
Residential mortgage-backed	24,592	197	–	–	24,592	197
Collateralized debt obligations	1,500	3	–	–	1,500	3
Collateralized loan obligations	1,485,240	35,074	–	–	1,485,240	35,074
Other asset backed	697,310	14,816	–	–	697,310	14,816
Total fixed maturity investments, available for sale	$3,851,934	$69,408	$–	$–	$3,851,934	$69,408

Number of securities with unrealized losses		625		–		625
Percent investment grade (AAA through BBB-)		84%		–		84%

Total equity securities available for sale	$17,826	$1,417	$–	$–	$17,826	$1,417

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	December 31, 2016 (Predecessor)
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$351,074	$6,165	$2,671	$510	$353,745	$6,675
Obligations of government-sponsored
enterprises	348,700	6,098	1,096	32	349,796	6,130
Corporate	914,799	24,495	459,719	28,720	1,374,518	53,215
Obligations of foreign governments	3,446	60	–	–	3,446	60
Municipal obligations	103,594	2,948	5,777	1,802	109,371	4,750
Commercial mortgage-backed	275,088	7,031	12,496	334	287,584	7,365
Residential mortgage-backed	22,926	442	32,700	755	55,626	1,197
Collateralized loan obligations	1,182,268	32,372	1,347,654	29,144	2,529,922	61,516
Redeemable preferred stock	990	10	–	–	990	10
Other asset backed	671,373	9,263	251,463	7,613	922,836	16,876
Total fixed maturity investments, available for sale	$3,874,258	$88,884	$2,113,576	$68,910	$5,987,834	$157,794

Number of securities with unrealized losses		595		212		807
Percent investment grade (AAA through BBB-)		86%		67%		81%

Total equity securities available for sale	$–	$–	$6,983	$1,154	$6,983	$1,154
The unrealized losses on the securities in the table above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2017 and 2016. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2017 and 2016.
28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of credit losses recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$(6,866)	$(8,410)	$(6,176)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(19)	–	(2,954)	(2,703)
Reduction for securities sold during the year or intended to be sold	19	–	4,779	1,589
Additional credit loss impairments on securities previously impaired	–	–	(281)	(1,120)
Balance at end of period	$–	$(6,866)	$(6,866)	$(8,410)
29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Major categories of net investment income are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Interest on fixed maturity investments, available for sale	$935,213	$75,244	$865,746	$765,917
Interest on fixed maturity investments, trading	5,853	555	6,740	6,555
Interest on notes receivable from related parties	164,967	14,927	150,068	33,852
Dividends on equity securities	1,293	–	2,195	6,026
Dividends on equity securities, trading	–	–	–	97
Interest on mortgage loans	108,371	7,867	97,495	36,663
Interest on mortgage loans, fair value option	–	–	86	383
Interest on policy loans	27,959	2,459	29,135	26,868
Interest on short-term investments	11,098	552	17,709	90,159
Other	4,369	462	4,263	1,428
Total investment income	1,259,123	102,066	1,173,437	967,948

Less:
Investment expenses	51,549	4,474	74,582	51,803
Ceded to reinsurer	5,853	555	6,826	7,236
Net investment income	$1,201,721	$97,037	$1,092,029	$908,909
Proceeds from sales of fixed maturity investments and equity securities available for sale and realized gains and losses are as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$5,115,774	$478,567	$7,802,859	$5,938,511
Gross realized gains	38,195	7,619	127,835	95,263
Gross realized losses	18,826	582	36,930	24,430
30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$19,705	$5,817	$91,399	$69,122
Equity securities	1,597	47	(1,648)	237
Other invested assets	3,011	(256)	(8,481)	5,576
Total net realized gains, available for sale	24,313	5,608	81,270	74,935

Impairments:
OTTI of available-for-sale securities	(1,369)	–	(3,235)	(3,824)
Total impairments	(1,369)	–	(3,235)	(3,824)

Related impact on DAC, DSI, and VOBA and reserves	(4,071)	(1,593)	(20,542)	(25,786)

Realized/unrealized gains (losses), trading and fair value option:
Fixed maturity investments	4,235	432	1,739	(2,557)
Equity securities	4	(8)	39	785
Mortgage loans	–	–	44	(756)
Total net realized/unrealized gains (losses), trading and fair value option	4,239	424	1,822	(2,528)

Other realized/unrealized gains (losses):
Call options	546,443	10,502	(78,606)	(345,781)
FX gains (losses) on monetary asset	39,606	9,853	(51,862)	–
Derivatives, primarily FX related	(39,637)	(5,932)	49,230	15,278
Embedded derivatives	(2,658)	(2,387)	13,485	700
Other	330	(2,406)	640	(339)
Total other realized/unrealized gains (losses)	544,084	9,630	(67,113)	(330,142)
Net realized/unrealized gains (losses) before ceded reinsurance	567,196	14,069	(7,798)	(287,345)

Net ceded reinsurance (gains) losses	(1,451)	(19)	(572)	1,293
Net realized/unrealized gains (losses)	$565,745	$14,050	$(8,370)	$(286,052)

There were no outstanding agreements to sell securities at December 31, 2017.
31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
At December 31, 2017 and 2016, the Company pledged securities and cash with a market value of approximately $118.3 million and $207.8 million, respectively, as collateral in relation to its structured institutional products (see Note 17).
At December 31, 2017 and 2016, the Company pledged securities with a market value of approximately $253.3 million and $274.4 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2017 and 2016, available-for-sale bonds with a fair value of $4.4 million and $4.3 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	December 31
	2017	2016
	Successor	Predecessor
	(In Thousands)

Commercial mortgage loans	$1,916,366	$1,645,460
Residential mortgage loans	12,907	6,577
Total carrying cost	$1,929,273	$1,652,037
32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company acquired $284.5 million and sold no commercial mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not acquire or sell commercial mortgage loans during the period from January 1, 2017 through January 31, 2017. The Company acquired $849.9 million and sold $8.6 million commercial mortgage loans during the year ended December 31, 2016. The Company issued $7.4 million and sold no residential mortgage loans during the period from February 1, 2017 through December 31, 2017. The Company did not issue or sell residential mortgage loans during the period from January 1, 2017 through January 31, 2017. The Company issued $1.8 million and sold no residential mortgage loans during the year ended December 31, 2016.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2017		2016
	Successor		Predecessor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Foreign	$667,026	35%	$396,044	24%
West North Central	579,817	29	599,473	36%
South Atlantic	265,376	14	230,982	14%
Pacific	211,423	11	206,692	13%
East North Central	79,176	4	76,520	5%
West South Central	57,509	3	89,282	5%
Mountain	22,042	1	17,001	1%
Middle Atlantic	12,440	1	7,402	–
New England	11,477	1	12,248	1%
East South Central	10,080	1	9,816	1%
Total	$1,916,366	100%	$1,645,460	100%

33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
	2017		2016
	Successor		Predecessor
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Property type distribution
Apartments/Multi-family	$459,317	24%	$325,202	20%
Office	380,730	20	281,141	17%
Retail	160,114	8	168,346	10%
Hotel/Motel	123,371	6	71,266	4%
Industrial	103,203	5	114,137	7%
Other	689,631	37	685,368	42%
Total	$1,916,366	100%	$1,645,460	100%
The residential mortgages are concentrated in the United States. Most of the debtors of these residential mortgages are officers of the Company or of SBC.
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (NAIC) – Risk-Based Capital’s Commercial Mortgage (CM) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

CM1	$340,649	$925,764
CM2	1,296,871	513,980
CM3	153,943	205,716
CM4 and Below	124,903	–
	$1,916,366	$1,645,460
The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2017 and 2016.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2017 and 2016, there were no mortgage loans on non-accrual status.
The Company did not have a valuation allowance as of December 31, 2017 and 2016 on the mortgage portfolio.
35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. As of December 31, 2017 and 2016, the Company held no repurchase agreements.
Reverse Repurchase Agreements

The Company enters into reverse repurchase agreements, whereby the Company lends cash to a counterparty at an agreed-upon interest rate for an agreed-upon time frame and receives collateral in the form of securities. At the end of the agreement, the loan amount is repaid to the Company along with the additional agreed-upon interest, and the securities pledged to the Company are returned to the counterparty. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other forms of collateral provided is at least equal or more than the amount loaned. As of December 31, 2017 and 2016, the Company held no reverse repurchase agreements.
3. Variable Interest Entities
The Company has a variable interest in various types of securitization entities (SE). When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship. Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
Consolidated Variable Interest Entities
Secured Private Investment Entities
During 2017 and 2016, the Company invested in notes (Secured Notes) issued by secured private investment entities (Secured Note Issuers) for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation. A Secured Note is a collateralized note which is backed by certain fixed maturity investments in another SE. The SE issues notes to the Secured Note Issuer which are backed by the SE’s assets and their associated cash flows. As each Secured Note purchase represents a proportional interest in the SE’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the Secured Note Issuer, the Secured Notes were eliminated as an investment while the notes of the SEs were recorded on the balance sheets as fixed maturity investments. In addition, all transactions between the Company and the Secured Note Issuer were eliminated. The underlying fixed maturity investments are classified as available for sale and are marked to fair value. For certain Secured Notes Issuer consolidations, the Company recognizes a liability that represents the other noteholders’ interests in the Secured Notes. This debt is carried at amortized cost. The assets of each of the consolidated Secured Note Issuers are held solely as collateral to satisfy the obligations of the Secured Note Issuer. If the Company were to liquidate, the assets of the Secured Note Issuer would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. However, the Secured Note held by the Company would be available to its general creditors. Additionally, the other investors in the Secured Notes have no recourse to the Company’s general assets for the debt issued by the Secured Note Issuers. Therefore, such debt is not the Company’s obligation. If the Secured Note Issuer is determined to be the primary beneficiary of the SE that issues the notes, the Company is required to consolidate the underlying assets and liabilities of that SE, similar to the consolidation of the Secured Note Issuer discussed above.
Real Estate Mortgage Investment Conduit
During 2016, the Company invested in a Real Estate Mortgage Investment Conduit (REMIC). This REMIC held a commercial mortgage loan and issued various tranches of pass through certificates to investors. The Company, together with its related parties, purchased more than
37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
50% vertical strip of all the outstanding certificates. The Company holds the greatest share of the REMIC’s outstanding certificates, is therefore considered to be the primary beneficiary and, accordingly, has consolidated the REMIC’s financial statements.
In consolidating the REMIC, the purchased certificates are eliminated and the Company records the underlying commercial mortgage loan of the REMIC on the Company’s consolidated balance sheets. The certificates owned by other investors are recorded as a liability on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the REMIC have been eliminated.
The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:
	2017
	Successor
	Secured Private Investment Entities	REMIC	Total
	(In Thousands)

Cash	$131,700	$–	$131,700
Fixed maturities, available for sale	8,299,819	–	8,299,819
Accrued investment income	96,925	2,472	99,397
Commercial mortgage loans	94,847	528,538	623,385
Accounts receivable	55,156	–	55,156
Total assets	8,678,447	531,010	9,209,457

Debt from consolidated VIE	370,293	275,626	645,919
Accrued interest from consolidated VIE	19,123	1,313	20,436
Accounts payable	149,127	–	149,127
Total liabilities	$538,543	$276,939	$815,482

The note held by the REMIC would be available to the Company’s general creditors.
38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
	2016
	Predecessor
	Secured Private Investment Entities	REMIC	Total
	(In Thousands)

Cash	$69,439	$–	$69,439
Fixed maturities, available for sale	4,213,612	–	4,213,612
Accrued investment income	44,161	2,478	46,639
Commercial mortgage loans	–	548,969	548,969
Total assets	4,327,212	551,447	4,878,659

Debt from consolidated VIE	433,434	286,621	720,055
Accrued interest from consolidated VIE	3,428	1,315	4,743
Total liabilities	$436,862	$287,936	$724,798
Unconsolidated Variable Interest Entities
The Company has a variable interest in a number of limited liability partnerships and companies, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination that the Company was not the primary beneficiary was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.
The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $286.4 million and $85.5 million at December 31, 2017 and 2016, respectively, compared to its maximum exposure to loss of $310.9 million and $86.3 million at December 31, 2017 and 2016, respectively.
39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities under the equity method of accounting amounted to $70.7 million and $85.5 million at December 31, 2017 and 2016, respectively. Total assets of unconsolidated entities carried at fair value amounted to $215.7 million and $0 million at December 31, 2017 and 2016, respectively. The Company’s share of current period net (loss) income of the unconsolidated entities under the equity method of accounting included in net investment (loss) income was ($1.4) million, $0, $4.1 million, and ($3.8) million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, the Company has not applied hedge accounting under ASC 815.
40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements (ASC 820). The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.
In addition, the Company is party to coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the fixed indexed product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
The fair value of the commission assignment embedded derivative is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.
The notional amounts and fair value of the Company’s call options, swaps, and currency forwards by counterparty as of December 31 are as follows:

				2017
				Successor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A	--	A1	$25,756	$557
BNP Paribas	A	+	Aa3	1,193,126	49,070
Bank of America, N.A.	A	+	A1	205,700	14,056
Citibank, N.A.	A	+	A1	2,430,395	58,116
Goldman Sachs International	A	+	A1	1,142,869	42,693
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	70,776
Merrill Lynch International	A	+	N/A	454,915	22,390
Morgan Stanley & Co International PLC	A	+	A1	2,909,056	182,545
Morgan Stanley Capital Services LLC	A	+	A1	1,559,884	161,561
Natixis, SA	A	+	A2	38,328	(184)
The Royal Bank of Scotland PLC	BBB	+	A3	2,081,650	23,081
Societe Generale	A	+	A2	510,800	114,192
UBS AG	A	+	A1	1,002,127	49,101
Exchange Traded	N/A		N/A	2,053,172	41,231
				$15,978,778	$829,185
42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
				2016
				Predecessor
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
	(In Thousands)

Barclays Bank PLC	A	-	A1	$172,266	$4,310
BNP Paribas		A	A1	951,508	17,104
Bank of America, N.A.	A	+	A1	1,082,135	51,418
Citibank, N.A.	A	+	A1	1,658,807	38,712
Goldman Sachs International	A	+	A1	673,300	11,342
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	15,850
Merrill Lynch International	A	+	N/A	77,170	3,241
Morgan Stanley & Co International PLC	A	+	A1	2,887,204	53,807
Morgan Stanley Capital Services LLC	A	+	A1	1,938,415	60,911
The Royal Bank of Scotland PLC	BBB	+	A3	2,977,650	101,869
Societe Generale		A	A2	817,472	39,796
UBS AG	A	+	A1	715,976	17,711
Exchange Traded	N/A		N/A	308,301	5,168
				$14,631,204	$421,239
Collateral posted by counterparties at December 31, 2017 and 2016, applicable to derivative instruments, was $542.3 million and $252.8 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2017 and 2016, collateral posted by the counterparties under the tri-party arrangements was $283.6 million and $186.2 million, respectively, which is not reflected on the consolidated balance sheets.
43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2017	2016	2017	2016
	Successor	Predecessor	Successor	Predecessor	Balance reported in
	(In Thousands)

Swaps	$8,461	$23,956	$–	$–	Other invested assets
Call options	839,998	381,396	–	–	Call options
Currency forwards	–	15,888	19,272	–	Other invested assets
Futures	–	–	2	–	Other invested assets
Embedded derivatives:
GMWB and GMAB reserves	–	–	13,305	16,394	Policy reserves and annuity account values
Fixed indexed annuity contracts	–	–	1,377,274	986,544	Policy reserves and annuity account values
Reinsurance contracts	327	4,351	–	–	Other assets
Commission assignment	16,538	14,735	–	–	Other assets
Total derivative financial instruments	$865,324	$440,326	$1,409,853	$1,002,938
The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor	Change of fair value reported in
	(In Thousands)

Swaps	$(5,650)	$(2,513)	$806	$(956)	Net realized/unrealized gains (losses)
Call options	546,443	10,502	(78,606)	(345,781)	Net realized/unrealized gains (losses)
Currency forwards	(34,000)	(3,419)	11,224	2,918	Net realized/unrealized gains (losses)
Futures	13	–	–	–	Net realized/unrealized gains (losses)
Embedded derivatives:
GMWB and GMAB reserves	2,836	253	(5,762)	1,403	Other benefits
Fixed indexed annuity contracts	(289,293)	(18,467)	85,604	214,723	Other benefits
Reinsurance contracts	(3,437)	(587)	(764)	1,426	Net realized/unrealized gains (losses)
Commission assignment	219	1,584	14,735	–	Net realized/unrealized gains (losses)
Total change in derivative financial instruments	$217,131	$(12,647)	$27,237	$(126,267)

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$1,151,091	$1,016,929	$629,962
Cost deferred	279,800	25,881	359,584	341,003
Imputed interest	3,685	2,161	22,548	24,252
Amortized to expense	(90,399)	(18,772)	(148,270)	(76,199)
Effect of realized gains	(212)	(848)	(10,685)	(12,968)
Effect of unrealized (gains) losses	(10,440)	(16,203)	(89,015)	110,879
Balance at end of period	$182,434	$1,143,310	$1,151,091	$1,016,929

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$969,608	$906,899	$823,007
Costs deferred	80,161	6,851	107,713	101,682
Imputed interest	1,066	1,836	20,030	23,178
Amortized to expense	(3,895)	(1,116)	27,125	(134,543)
Effect of realized gains	(86)	(721)	(9,536)	(12,394)
Effect of unrealized (gains) losses	(884)	–	(82,623)	105,969
Balance at end of period	$76,362	$976,458	$969,608	$906,899

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$1,787,946	$31,247	$30,514	$32,102
Imputed interest	54,189	139	1,588	1,697
Amortized to expense	(222,792)	550	386	(3,804)
Effect of realized gains	(3,773)	(24)	(321)	(424)
Effect of unrealized (gains) losses	(24,732)	23	(920)	943
Balance at end of period	$1,590,838	$31,935	$31,247	$30,514
The weighted average amortization period is 37 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 3.47% for the period from February 1, 2017 through December 31, 2017, 5.34% for the period from January 1, 2017 through January 31, 2017, 5.34% for 2016, and 5.34% for 2015.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2018	$112,432
2019	101,869
2020	94,797
2021	94,559
2022	93,496

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
8. Other Assets
Property and Equipment
The following is a summary of property and equipment at cost less accumulated depreciation for the years ended December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Land and improvements	$6,680	$6,123
Building	48,326	46,716
Furniture	–	2,691
Data processing equipment	–	591
Computer software	272	3,211
Other	–	965
	55,278	60,297
Less accumulated depreciation	2,087	15,851
Net property and equipment	$53,191	$44,446
Accumulated depreciation deducted from investment in real estate amounted to $2.0 million and $10.9 million at December 31, 2017 and 2016, respectively.
Airplane
The following is a summary of the asset held at cost less accumulated depreciation as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Airplane	$124,644	$145,000
Less accumulated amortization	(4,755)	(19,916)
	$119,889	$125,084
The asset is included in other invested assets on the consolidated balance sheets.
47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
8. Other Assets (continued)
Depreciation on the asset for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, in the amounts of $4.8 million, $0.4 million, $5.2 million, and $5.2 million, respectively, is included in commissions and other operating expenses in the consolidated statements of operations.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $20.6 million and $20.2 million at December 31, 2017 and 2016, respectively, with the change in net policy value recorded in other revenue of $0.8 million, $0.1 million, $0.6 million, and $0.3 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $31.6 million and $26.0 million at December 31, 2017 and 2016, respectively, with the change in net policy value recorded as an increase in other benefits of $4.6 million, $0.6 million, $1.9 million, and $0.1 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
9. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows (in thousands):
	Pre-Tax	Tax	After-Tax
Predecessor
Other comprehensive loss for the year ended December 31, 2015:
Unrealized losses on available-for-sale securities	$(695,296)	$245,362	$(449,934)
Foreign exchange adjustments on securities recorded at fair value	(13,593)	4,758	(8,835)
Reclassification adjustment for gains included in net income	(89,874)	29,188	(60,686)
OTTI losses recognized in earnings and other comprehensive income	3,824	(1,339)	2,485
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	217,791	(76,226)	141,565
Policy reserves and annuity account values	177,769	(62,219)	115,550
Total other comprehensive loss for the year ended December 31, 2015	$(399,379)	$139,524	$(259,855)

Other comprehensive income for the year ended December 31, 2016:
Unrealized gains on available-for-sale securities	$748,304	$(262,887)	$485,417
Foreign exchange adjustments on securities recorded at fair value	12,949	(4,114)	8,835
Reclassification adjustment for gains included in net income	(131,140)	46,462	(84,678)
OTTI losses recognized in earnings and other comprehensive income	3,235	(1,133)	2,102
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(172,558)	60,395	(112,163)
Policy reserves and annuity account values	(144,643)	50,625	(94,018)
Total other comprehensive income for the year ended December 31, 2016	$316,147	$(110,652)	$205,495

Other comprehensive income for the period ended January 31, 2017:
Unrealized gains on available-for-sale securities	$75,948	$(27,051)	$48,897
Foreign exchange adjustments on securities recorded at fair value	764	(274)	490
Reclassification adjustment for gains included in net income	(5,608)	2,051	(3,557)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(16,180)	5,802	(10,378)
Policy reserves and annuity account values	(20,492)	7,348	(13,144)
Total other comprehensive income for the period ended January 31, 2017	$34,432	$(12,124)	$22,308

Successor
Other comprehensive income for the period ended December 31, 2017:
Unrealized gains on available-for-sale securities	$241,382	$(76,625)	$164,757
Foreign exchange adjustments on securities recorded at fair value	3,776	(1,191)	2,585
Reclassification adjustment for gains included in net income	(24,313)	8,061	(16,252)
OTTI losses recognized in earnings and other comprehensive income	1,369	(432)	937
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(36,056)	11,372	(24,684)
Policy reserves and annuity account values	(28,693)	9,051	(19,642)
Total other comprehensive income for the period ended December 31, 2017	$157,465	$(49,764)	$107,701

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
9. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income
	Foreign Currency Adjustment	Unrealized Gains (Losses) on Available-for-Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Predecessor
Accumulated other comprehensive income at January 1, 2015	$–	$116,357	$116,357
Other comprehensive loss before reclassifications	(8,835)	(193,637)	(202,472)
Amounts reclassified from accumulated other comprehensive income(1)	–	(57,383)	(57,383)
Accumulated other comprehensive loss at December 31, 2015	(8,835)	(134,663)	(143,498)

Other comprehensive income before reclassifications	8,835	279,287	288,122
Amounts reclassified from accumulated other comprehensive income(1)	–	(82,627)	(82,627)
Accumulated other comprehensive income at December 31, 2016	–	61,997	61,997

Other comprehensive income before reclassifications	490	25,375	25,865
Amounts reclassified from accumulated other comprehensive income(1)	–	(3,557)	(3,557)
Accumulated other comprehensive income at January 31, 2017	490	83,815	84,305

Successor
Adjustments related to change in control and legal structure	(490)	(83,815)	(84,305)
Accumulated other comprehensive income at February 1, 2017	–	–	–

Other comprehensive income before reclassifications	2,585	120,431	123,016
Amounts reclassified from accumulated other comprehensive income(1)	–	(15,315)	(15,315)
Comprehensive income	2,585	105,116	107,701

Change in accounting principle (see Note 1)	–	–	16,702
Accumulated other comprehensive income at December 31, 2017	$2,585	$105,116	$124,403

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) and income tax expense in the consolidated statements of operations.

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$14,543	$1,374	$17,598	$19,523
Commissions paid	$2,283	$189	$2,236	$1,995
Claims paid	$5,714	$704	$5,491	$9,769
Surrenders paid	$61,358	$5,902	$71,925	$89,464
Principal reinsurance ceded transactions are summarized as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$60,059	$5,139	$83,146	$87,209
Commissions received	$4,994	$262	$4,158	$4,192
Claim recoveries	$56,765	$6,717	$73,311	$75,471
Surrenders recovered	$411,004	$20,221	$211,216	$231,706
The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
The Company has ceded to GLAC reserves of $457.5 million and $476.1 million as of December 31, 2017 and 2016, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $337.5 million and $322.3 million have been converted to direct business as of December 31, 2017 and 2016, respectively and ceded to GLAC. Annuity contracts having reserves of $120.0 million and $153.8 million as of December 31, 2017 and 2016, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
The Company has ceded reserves to an unrelated party of $1,115.5 million and $1,435.0 million as of December 31, 2017 and 2016, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
As of December 31, 2017and 2016, the value of the Company’s funds withheld liability under all its reinsurance agreements was $135.5 million and $169.1 million, respectively.
At December 31, 2017 and 2016, the Company has receivables totaling $2,171.6 million and $2,458.6 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2017 and 2016 was $2,314.2 million and $2,428.9 million, respectively.
As of December 31, 2017 and 2016, the Company had $1,437.6 million and $1,742.1 million, respectively, of reserves that were uncollateralized by the reinsurer.
52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities
The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$25,556,857	$22,880,504
Funding agreements	566,435	652,549
Other investment-type insurance contracts	1,354	1,297
Total liabilities for investment-type insurance contracts	26,124,646	23,534,350
Life and other reserves	2,217,540	2,505,526
Total policy reserves and annuity account values	$28,342,186	$26,039,876
The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:
	2017			2016
	Successor			Predecessor
		Net Amount			Net Amount
	Account Value	at Risk	Weighted-Average Attained Age	Account Value	at Risk	Weighted- Average Attained Age
	(Dollars in Millions)
Rollup GMDB	$ 673	$ 133	73	$ 691	$ 101	72
The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2017 and 2016, the reserve liability for the GLWB guarantee on fixed indexed annuities was $1,265.8 million and $940.1 million, respectively, and the reserve liability for the GMDB guarantee on fixed indexed annuities was $28.0 million and $21.9 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2017			2016
	Successor			Predecessor
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,522	$15	65	$1,481	$20	64
Reset	140	–	59	128	1	58
Roll-up	129	51	70	134	62	70
Step-up	4,046	34	67	3,863	43	66
Combo	100	19	73	98	25	72
Subtotal	5,937	119	66	5,704	151	66

Enhanced	4	–	69	4	–	69
Total GMDB	$5,941	$119	66	$5,708	$151	66
The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMWB, and GMAB guarantees it provides for the benefit of variable annuity contract holders. The reserve liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $16.9 million and $18.4 million, respectively. The reserve liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $16.6 million and $20.1 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2017 and 2016 was $9.2 million and $11.6 million, respectively. These liabilities are included in policy reserves and annuity account values.
54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes
As of January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by SBC. For the year ended December 31, 2015, the Company filed separate federal income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2014. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.
Under a tax sharing agreement between SBC and certain of its related parties, SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, SBLIC has a payable to SBC of $40.8 million and a receivable from SBC of $5.0 million at December 31, 2017 and 2016, respectively, for taxes, which is included in other liabilities/assets on the consolidated balance sheets.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturity investments available for sale.
As of December 31, 2017 and 2016, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses in the consolidated statements of operations. The Company recorded no interest expense for unrecognized tax benefits for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015.
Income tax expense consists of the following for the periods ended:

	February 1,	January 1,
	2017 Through	2017 Through
	December 31,	January 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Current income tax expense	$192,954	$9,260	$9,630	$9,678
Deferred income tax (benefit) expense	(78,169)	(1,919)	87,879	35,485
Income tax expense	$114,785	$7,341	$97,509	$45,163

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
From a tax return perspective, the Company has $199.1 million of net operating loss carryforwards (NOLs). Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these NOLs is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the NOLs.
The Company had no NOLs in 2017 for any states in which it is required to file an income tax return.
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through
	December 31,	January 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Federal income tax expense computed at statutory rate	$176,161	$8,303	$105,438	$73,832
Increases (decreases) in taxes resulting from:
Valuation allowance	(2,142)	(346)	(37,948)	(31,596)
Dividends received deduction	(7,352)	(7)	(4,872)	(4,325)
Changes in uncertain tax positions	–	–	33,392	14,280
Prior period adjustments	(2,499)	–	1,654	(2,102)
Tax exempt interest	(970)	(31)	(446)	(5,427)
Enacted tax rate change	(40,549)	–	–	–
Other	(7,864)	(578)	291	501
Income tax expense	$114,785	$7,341	$97,509	$45,163
 “Other” in the above table includes nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$529,352	$716,872
Credit carryover	8,666	8,666
Rider fee	9,754	28,546
Other	5,852	9,034
Total deferred income tax assets	553,624	763,118
Valuation allowance	–	(2,488)
Net deferred income tax assets	553,624	760,630

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales
inducements	29,020	705,747
Value of business acquired	334,076	10,936
Net unrealized capital gain on investments	63,735	43,157
Net unrealized gain on derivatives	123,520	28,062
Depreciation	27,895	42,133
Net unrealized deferred gain on investments	–	10,373
Commission accrual	13,337	31,123
Other	37,232	46,363
Total deferred income tax liabilities	628,815	917,894
Net deferred income tax liabilities	$(75,191)	$(157,264)
The oldest credit carryover will expire in 2031 and relates to general business credits.
57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2017 and 2016, the Company did not record a valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2017 and 2016, the Company recorded a valuation allowance of $0 and $2.5 million, respectively, against a deferred tax loss that it does not expect will be recovered. The overall decrease in the valuation allowance of $2.5 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.
The Tax Cuts and Jobs Act reduces the US  federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company has not completed accounting for the tax effects of the enactment of the Tax Cuts and Jobs Act; however, the Company has made a reasonable estimate of the effects on the existing deferred tax balances. In all cases, the Company will continue to make modifications to the calculations as additional analysis is completed. In addition, the estimates may also be affected with a more thorough understanding of the tax law.
13. Business Combinations and Pushdown Accounting
On January 31, 2017, the Company experienced a change of control transaction. This event met the definition of a business combination under ASC 805, Business Combinations (ASC 805).

Under GAAP, an acquirer of a business initially recognizes the acquired assets and liabilities at fair value. If the acquired business prepares separate financial statements, ASC 805 allows those statements to be prepared using the acquired company’s historical basis or the “stepped-up” or “pushdown” basis of the acquirer. The Company has elected pushdown accounting to record its assets and liabilities at fair value as of the acquisition date of January 31, 2017 and a purchase price allocated to the Company of $1,846.1 million.

58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)
The following table summarizes the allocation of the purchase price, which was generally based upon estimated fair values of the assets acquired and liabilities assumed as of the acquisition date of January 31, 2017.
January 31, 2017
(In Thousands)
Assets
Investments:
Securities available for sale:
Fixed maturities	$16,746,415
Equity securities	49,906
Securities trading:
Fixed maturities	147,184
Equity securities	69
Notes receivable from related parties	4,356,695
Mortgage loans	1,651,183
Policy loans	444,558
Cash and cash equivalents	686,510
Short-term investments	38,904
Call options	388,743
Other invested assets	439,500
Total investments	24,949,667

Accrued investment income	238,963
Accounts receivable	101,764
Reinsurance recoverable	2,458,624
Property and equipment, net	55,272
Value of business acquired	1,787,946
Goodwill	96,708
Other assets	80,021
Separate account assets	5,489,878
Total assets	35,258,843

Liabilities:
Policy reserves and annuity account values	26,261,370
Funds withheld	168,347
Accounts payable and accrued expenses	132,933
Deferred income tax liability	81,340
Surplus notes	120,811
Notes payable related to commission assignments	67,284
Mortgage debt	23,033
Debt from consolidated variable interest entities	698,845
Note payable − SAILES 2-0, LLC	77,313
Other liabilities	291,577
Separate account liabilities	5,489,878
Total liabilities	33,412,731
Net assets acquired	$1,846,112

59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
13. Business Combinations and Pushdown Accounting (continued)
The accounting for intangible assets, VOBA, and the purchase price allocation for the Transaction has not been finalized. In connection with ASC 805, the Company has a one-year measurement period to adjust to the new basis.
14. Goodwill
Goodwill included on the consolidated balance sheets at December 31, 2017 was $96.7 million.
Goodwill is not subject to amortization. Impairment of goodwill is evaluated annually. As a result of the December 31, 2017 annual impairment test, the Company determined that the carrying value of goodwill did not exceed fair value; therefore, no amounts were impaired.
15. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.
60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2.
61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Short-term investments
Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Call options, currency forwards, swaps, and futures
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.
Other invested assets
Other invested assets include investments in joint ventures and partnerships that are carried at fair value. The fair value of these investments is determined utilizing an external third party pricing specialist through the use of the market approach, income approach, and underlying asset approach. These investments are included in Level 3.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the
62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
Embedded derivatives – commission assignment
The fair value of the commission assignment embedded derivatives is determined by comparing the current period updated actuarial projected future cash flows, discounted to present value, to the amortized cost of the base level commission payments on the reporting date. The main variables considered in the actuarial projected future cash flows include: (i) policies that remain in-force; (ii) persistency expectations; (iii) expected future cash flows related to the level commission payments; and (iv) discount rate. These assets are included in Level 3.
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for variable annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company’s embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are
63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
One of the Company’s fixed indexed annuity products has an embedded derivative feature that returns GLWB rider charges in excess of index credits over a five year period.  The guarantee is reset on each 5th policy anniversary while in the accumulation phase.  The fair value of the policy’s embedded derivative is determined using the mean present value of a risk-neutral stochastic projection of the account value.  Discount rates are projected risk-free rates plus the Company’s own credit spread margin.
64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories reported at fair value as follows:
	December 31, 2017 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$571,436	$415,245	$156,191	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	252,679	–	252,679	–
Obligations of government-sponsored enterprises	370,222	–	370,222	–
Corporate	7,727,722	–	2,677,208	5,050,514
Obligations of foreign governments	1,148	–	1,148	–
Municipal obligations	276,726	–	273,090	3,636
Commercial mortgage-backed	563,479	–	557,873	5,606
Residential mortgage-backed	126,487	–	120,255	6,232
Collateralized debt obligations	8,960	–	7,943	1,017
Collateralized loan obligations	7,896,901	–	7,535,896	361,005
Redeemable preferred stock	7,267	–	7,267	–
Other asset backed	3,499,997	–	1,723,893	1,776,104
Total fixed maturity investments	20,731,588	–	13,527,474	7,204,114
Equity securities:
Communications	31,125	31,125	–	–
Financial	198	159	–	39
Consumer	10,227	10,227	–	–
Mutual funds	8,306	8,306	–	–
Government	4,618	–	–	4,618
Total equity securities	54,474	49,817	–	4,657

Short-term investments	28,505	–	–	28,505
Other invested assets	215,700	–	–	215,700
Call options	839,998	41,671	798,327	–
Swaps	8,461	(770)	9,231	–
Reinsurance derivative asset	327	–	–	327
Commission assignment derivative asset	16,538	–	–	16,538
Separate account assets	5,787,669	3,849,769	–	1,937,900
Total assets	$28,254,696	$4,355,732	$14,491,223	$9,407,741

Liabilities:
Currency forwards	$19,272	$–	$19,272	$–
Futures	2	2	–	–
Embedded derivatives:
GMWB and GMAB reserves	13,305	–	–	13,305
Fixed indexed annuity contracts	1,377,274	–	–	1,377,274
Total liabilities	$1,409,853	$2	$19,272	$1,390,579

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2016 (Predecessor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$854,317	$852,318	$1,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	400,710	–	400,710	–
Obligations of government-sponsored enterprises	478,022	–	478,022	–
Corporate	6,580,313	–	1,896,557	4,683,756
Obligations of foreign governments	10,278	–	10,278	–
Municipal obligations	264,465	–	261,267	3,198
Commercial mortgage-backed	488,318	–	477,374	10,944
Residential mortgage-backed	118,391	–	109,372	9,019
Collateralized debt obligations	4,303	–	1,311	2,992
Collateralized loan obligations	5,927,484	–	5,195,947	731,537
Redeemable preferred stock	14,248	–	14,248	–
Other asset backed	2,337,499	–	1,239,174	1,098,325
Total fixed maturity investments	16,624,031	–	10,084,260	6,539,771
Equity securities:
Financial	1,017	79	938	–
Communications	30,113	30,113	–	–
Government	9,200	–	–	9,200
Industrial	47	47	–	–
Mutual funds	7,372	7,372	–	–
Total equity securities	47,749	37,611	938	9,200

Short-term investments	69,889	–	67,713	2,176
Call options	381,396	–	381,396	–
Currency forwards	15,888	–	15,888	–
Swaps	23,956	–	23,956	–
Reinsurance derivative asset	4,351	–	–	4,351
Commission assignment derivative asset	14,735	–	–	14,735
Separate account assets	5,524,616	3,654,316	–	1,870,300
Total assets	$23,560,928	$4,544,245	$10,576,150	$8,440,533

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$–	$–	$16,394
Fixed indexed annuity contracts	986,544	–	–	986,544
Total liabilities	$1,002,938	$–	$–	$1,002,938

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from February 1, 2017 through December 31, 2017 is as follows:
		Total Realized/Unrealized					Change in Unrealized Gains (losses) in Net Income for Positions Still Held
		Gains and Losses
	Balance at February 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2017
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$5,135,877	$(6,531)	$56,921	$(138,065)	$2,312	$5,050,514	$814
Municipal obligations	3,205	(11)	492	(50)	–	3,636	–
Commercial mortgage-backed	13,984	167	309	(2,861)	(5,993)	5,606	–
Residential mortgage-backed	8,939	23	(8)	(2,722)	–	6,232	–
Collateralized debt obligations	2,643	16	58	–	(1,700)	1,017	–
Collateralized loan obligations	299,612	601	2,080	134,753	(76,041)	361,005	–
Other asset backed	1,587,744	(2,890)	6,591	200,446	(15,787)	1,776,104	–
Total fixed maturity investments	7,052,004	(8,625)	66,443	191,501	(97,209)	7,204,114	814

Equity securities:
Financial	24	–	15	–	–	39	–
Government	9,050	138	–	(4,570)	–	4,618	–
Total equity securities	9,074	138	15	(4,570)	–	4,657	–

Short-term investments	2,176	–	318	26,011	–	28,505	–
Other invested assets	–	–	19,700	196,000	–	215,700	–
Reinsurance derivative asset	3,764	(3,437)	–	–	–	327	–
Commission assignment
derivative asset	16,319	219	–	–	–	16,538	–
Separate account assets(2)	1,870,300	67,600	–	–	–	1,937,900	–
Total assets	$8,953,637	$55,895	$86,476	$408,942	$(97,209)	$9,407,741	$814

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,141	$(2,836)	$–	$–	$–	$13,305	$–
Fixed indexed annuity contracts	1,012,008	289,293	–	75,973	–	1,377,274	–
Total liabilities	$1,028,149	$286,457	$–	$75,973	$–	$1,390,579	$–
(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from February 1, 2017 through December 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,637,843	$52,170	$2,452,855	$375,223	$(138,065)
Municipal obligations	–	–	–	50	(50)
Commercial mortgage-backed	–	–	2,811	50	(2,861)
Residential mortgage-backed	–	–	–	2,722	(2,722)
Collateralized loan obligations	101,633	–	(81,740)	48,620	134,753
Other asset backed	(541,151)	–	(816,496)	74,899	200,446
Total fixed maturity investments	2,198,325	52,170	1,557,430	501,564	191,501

Equity securities:
Government	150,142	–	154,712	–	(4,570)
Total equity securities	150,142	–	154,712	–	(4,570)

Short-term investments	28,187	–	–	2,176	26,011
Other invested assets	196,000	–	–	–	196,000
Total assets	$2,572,654	$52,170	$1,712,142	$503,740	$408,942

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$99,554	$–	$23,581	$75,973
Total liabilities	$–	$99,554	$–	$23,581	$75,973

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the period from January 1, 2017 through January 31, 2017 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2017	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at January 31, 2017	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$4,683,756	$39,239	$(40,112)	$384,747	$68,247	$5,135,877	$(44)
Municipal obligations	3,198	76	(69)	–	–	3,205	–
Commercial mortgage-backed	10,944	(138)	143	3,035	–	13,984	143
Residential mortgage-backed	9,019	3	(2)	(81)	–	8,939	(1)
Collateralized debt obligations	2,992	1,474	(1,823)	–	–	2,643	–
Collateralized loan obligations	550,867	(14,485)	13,509	(15,596)	(234,683)	299,612	–
Other asset backed	1,278,995	11,885	(13,827)	3,344	307,347	1,587,744	–
Total fixed maturity investments	6,539,771	38,054	(42,181)	375,449	140,911	7,052,004	98

Equity securities:
Financial	–	24	–	–	–	24	–
Government	9,200	–	–	(150)	–	9,050	–
Total equity securities	9,200	24	–	(150)	–	9,074	–

Short-term investments	2,176	–	–	–	–	2,176	–
Reinsurance derivative asset	4,351	(587)	–	–	–	3,764	–
Commission assignment
derivative asset	14,735	1,584	–	–	–	16,319	–
Separate account assets(2)	1,870,300	–	–	–	–	1,870,300	–
Total assets	$8,440,533	$39,075	$(42,181)	$375,299	$140,911	$8,953,637	$98

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$(253)	–	–	–	$16,141	$–
Fixed indexed annuity contracts	986,544	18,467	–	6,997	–	1,012,008	–
Total liabilities	$1,002,938	$18,214	$–	$6,997	$–	$1,028,149	$–

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the period from January 1, 2017 through January 31, 2017 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$630,377	$355	$217,893	$28,092	$384,747
Commercial mortgage-backed	3,038	–	–	3	3,035
Residential mortgage-backed	–	–	–	81	(81)
Collateralized loan obligations	8,000	–	–	23,596	(15,596)
Other asset backed	4,916	–	–	1,572	3,344
Total fixed maturity investments	646,331	355	217,893	53,344	375,449

Equity securities:
Government	150	–	300	–	(150)
Total equity securities	150	–	300	–	(150)
Total assets	$646,481	$355	$218,193	$53,344	$375,299

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$8,650	$–	$1,653	$6,997
Total liabilities	$–	$8,650	$–	$1,653	$6,997

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2016 is as follows:
		Total Realized/Unrealized					Change in Unrealized Gains (losses) in Net Income for Positions Still Held
		Gains and Losses
	Balance at January 1, 2016	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2016
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,579,073	$(3,234)	$211,524	$1,195,175	$701,218	$4,683,756	$1,145
Municipal obligations	3,591	(7)	(341)	(45)	–	3,198	–
Commercial mortgage-backed	77,118	(102)	18	2,896	(68,986)	10,944	(95)
Residential mortgage-backed	10,719	162	(111)	(1,751)	–	9,019	–
Collateralized debt obligations	–	44	(209)	(144)	3,301	2,992	–
Collateralized loan obligations	1,640,546	1,845	148,836	(1,034,598)	(205,762)	550,867	–
Other asset backed	1,428,475	(339)	28,354	(7,324)	(170,171)	1,278,995	(108)
Total fixed maturity investments	5,739,522	(1,631)	388,071	154,209	259,600	6,539,771	942

Equity securities:
Consumer	481	(1,648)	1,167	–	–	–	–
Financial	2,650	–	–	(2,650)	–	–	–
Government	49,604	–	–	(40,404)	–	9,200	–
Total equity securities	52,735	(1,648)	1,167	(43,054)	–	9,200	–

Mortgage loans, fair value option	8,680	717	(683)	(8,714)	–	–	–
Short-term investments	314,704	–	(16)	(312,512)	–	2,176	–
Reinsurance derivative asset	5,115	(764)	–	–	–	4,351	–
Commission assignment
derivative asset	–	14,735	–	–	–	14,735	–
Separate account assets(2)	1,493,952	150,148	–	226,200	–	1,870,300	–
Total assets	$7,614,708	$161,557	$388,539	$16,129	$259,600	$8,440,533	$942

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	$5,762	$–	$–	$–	$16,394	$–
Fixed indexed annuity contracts	946,809	(85,604)	–	125,339	–	986,544	–
Total liabilities	$957,441	$(79,842)	$–	$125,339	$–	$1,002,938	$–

(1)    Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated  statements of operations.
(2)    Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)    Unrealized gains (losses) on available-for-sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.
71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2016 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,612,052	$24,360	$1,199,174	$242,063	$1,195,175
Municipal obligations	–	–	–	45	(45)
Commercial mortgage-backed	2,925	–	–	29	2,896
Residential mortgage-backed	6,472	–	4,120	4,103	(1,751)
Collateralized debt obligations	–	–	–	144	(144)
Collateralized loan obligations	581,574	(23)	104,203	1,511,946	(1,034,598)
Other asset backed	912,063	–	874,295	45,092	(7,324)
Total fixed maturity investments	4,115,086	24,337	2,181,792	1,803,422	154,209

Equity securities:
Financial	–	–	2,650	–	(2,650)
Government	66,893	–	107,297	–	(40,404)
Total equity securities	66,893	–	109,947	–	(43,054)

Mortgage loans, fair value option	–	–	8,611	103	(8,714)
Short-term investments	2,192	–	314,704	–	(312,512)
Separate account assets	226,200	–	–	–	226,200
Total assets	$4,410,371	$24,337	$2,615,054	$1,803,525	$16,129

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$144,325	$–	$18,986	$125,339
Total liabilities	$–	$144,325	$–	$18,986	$125,339

72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from February 1, 2017 through December 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Successor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$4,839	$–	$2,527
Commercial mortgage-backed	–	–	–	–	–	5,993
Collateralized debt obligations	–	–	–	–	–	1,700
Collateralized loan obligations	–	–	–	54,488	–	130,529
Other asset backed	–	–	–	33,891	–	49,678
Total fixed maturity investments	$–	$–	$–	$93,218	$–	$190,427
Transfers of assets and liabilities measured at fair value between hierarchy levels for the period from January 1, 2017 through January 31, 2017 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$78,598	$–	$10,351
Collateralized loan obligations	–	–	–	43,401	–	278,084
Other asset backed	–	–	–	313,769	–	6,422
Total fixed maturity investments	$–	$–	$–	$435,768	$–	$294,857

73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2016 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
	Predecessor
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$767,041	$–	$65,823
Commercial mortgage-backed	–	–	–	–	–	68,986
Collateralized debt obligations	–	–	–	3,301	–	–
Collateralized loan obligations	–	–	–	–	–	205,762
Other asset backed	–	–	–	18,946	–	189,117
Total fixed maturity investments	$–	$–	$–	$789,288	$–	$529,688
During 2017 and 2016, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 3,787,145	Discount Model	Credit Spread	44 − 769 [241] basis points (bps)
	33,831		Discount Rate	8.00% − 10.50% [8.98%]
	573,207	Spread Duration	Credit Spread	95 − 632 [609] bps
	18,736	Market Comparables	Eligible Free Cash Flow (EFCF) Multiple	6.9x
	4,808		Credit Spread	332 bps
	3,877		Broadcast Cash Flow (BCF) Multiple	16x
	53,889	Trade Price	Recent Trade Price	100
	6,096	Waterfall Model	Cash Flows
Municipal obligations	3,636	Discount Model	Credit Spread	251 bps
Collateralized loan obligations	235,109	Discount Model	Discount Rate	2.00% − 11.50% [5.84%]
	10,384	Market Comparables	Credit Spread	323 bps
	1,256	Residual Equity	Residual Equity
Other asset backed	1,110,527	Discount Model	Credit Spread	126 − 348 [162] bps
	5,358		Discount Rate	8.50% − 9.50% [8.67%]
	40,000	Spread Duration	Credit Spread	95 bps
	44,083	Trade Price	Recent Trade Price	100
Total fixed maturity investments	5,931,942

Equity securities − Financial	39	Market Comparables	EBITDA Multiple	6.2x
Total equity securities	39

Other invested assets − Joint
venture and partnership
investments	215,700	Market Comparables	Market Value of Invested Capital	5.5x − 6.0x
			to Revenue	186 − 750 bps
		Discount Model	Discount Rate
Total Other Invested Assets	215,700

Reinsurance derivative asset	327	See Note (1)
Commission assignment
derivative asset	16,538	Income Approach	Years Discounted	0.08 yrs − 10.01 yrs [2.03 yrs]
			Interpolated Yield	3.27% − 5.43% [3.71%]
			Uncertainty Premium	0.44% − 10.08% [6.78%]
Separate account assets	1,937,900	Revenue Multiples	Projected Revenues	5.5x − 6.0x [5.72x]
		Discounted Cash Flow	Discount Rate	582 − 800 [667] bps
		Land Sale Comparison	Value per Buildable Square Footage Footage	$25.00 − 375.00 [255.33]
		See Note (3)
Total assets	$ 7,886,746	See Note (2)

75

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2017 (Successor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 13,305	Discounted Cash Flow	Own Credit Spread	0.86%
			Long-Term Equity Market Volatility	Market Consistent
			Risk Margin	5.00%
Fixed index annuity contracts	1,377,274	Discounted Cash Flow	Own Credit Spread	0.86%
			Risk Margin	0.13% – 0.17%
Total liabilities	$ 1,390,579

76

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2016 (Predecessor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 3,992,348	Discount Model	Credit Spread	145 − 1227 [307] basis
				points (bps)
	6,985		Discount Rate	5.9% − 29.4% [10.5%]
	233,005	Market Comparables	Credit Spread	185 − 400 [278] bps
	18,736		Loan to Cash Value	10.3x − 15.1x [15.1x]
	25,505	Waterfall Model	Cash Flows
	16,393	Trade Price	Recent Trade Price	100
	59	Distressed Pricing	Distressed Pricing	2.00%
	19	Recovery Analysis	Recovery Rate	1.00%
Collateralized loan obligations	179,007	Discount Model	Credit Spread	194 bps
	9,638	Market Comparables	Credit Spread	390 bps
Other asset backed	843,526	Discount Model	Credit Spread	145 − 290 [178] bps
	6,083		Discount Rate	6.75% − 7.75% [6.9%]
	122,417	Underlying Pricing Model	Market Value of Underlying	100.56
			Investments
	605	Market Comparables	Credit Spread	606 bps
	68,159		Yield	378 − 801 [553] bps
	44,083	Trade Price	Recent Trade Price	100
	1,588	Residual Equity	Residual Equity
Total fixed maturity investments	5,568,156

Short-term investments	2,040	Trade Price	Recent Trade Price	100
Reinsurance derivative asset	4,351	See Note (1)
Commission assignment
derivative asset	14,735	Income Approach	Years Discounted	0.00 yrs − 9.92 yrs
			Risk Adjusted Discount Rate	7.00%

Separate account assets	1,870,300	Revenue Multiples	Projected Revenues	5.5x − 6.0x [5.75x]
		Discounted Cash Flow	Discount Rate	620 − 825 [701] bps
		Land Sale Comparison	Value per Buildable Square Footage Footage	$22.00 − 335.00 [233.68]
		See Note (3)
Total assets	$ 7,459,582	See Note (2)

77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	As of December 31, 2016 (Predecessor)
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 16,394	Discounted Cash Flow	Own Credit Spread	1.15%
			Long-Term Equity Market Volatility	Market Consistent
			Risk Margin	5.00%
Fixed index annuity contracts	986,544	Discounted Cash Flow	Own Credit Spread	1.15%
			Risk Margin	0.13% − 0.17%
Total liabilities	$ 1,002,938
(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative.
(2)	The tables above exclude certain securities for which the fair value of $1,305.2 million and $989.9 million as of December 31, 2017 and 2016, respectively, was based on non-binding broker quotes.
(3)
Separate account investments in partnerships for which the fair value as of December 31, 2017 and 2016 was determined through the manager’s representation of the fair value of the underlying investments.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:
	December 31, 2017
	Successor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,929,273	$1,938,355	$–	$–	$1,938,355
Notes receivable from related parties	3,492,861	3,492,861	–	3,189,861	303,000
Policy loans	465,701	465,264	–	–	465,264
Business-owned life insurance	20,594	20,594	–	–	20,594
Company-owned life insurance	31,555	31,555	–	–	31,555
Supplementary contracts without life
contingencies	(57,132)	(53,228)	–	–	(53,228)
Individual and group annuities	(6,523,541)	(6,557,764)	–	–	(6,557,764)
Debt from consolidated VIEs	(645,919)	(655,394)	–	–	(655,394)
Notes payable related to commission
assignments	(46,174)	(46,174)	–	–	(46,174)
Surplus notes	(119,916)	(123,212)	–	–	(123,212)
Note payable − SAILES 2-0, LLC	(69,695)	(71,143)	–	–	(71,143)
Mortgage debt	(19,641)	(21,202)	–	–	(21,202)
Separate account liabilities	(5,787,669)	(5,787,669)	(3,849,769)	–	(1,937,900)

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
	December 31, 2016
	Predecessor
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,652,037	$1,667,972	$–	$–	$1,667,972
Notes receivable from related parties	3,967,197	3,967,197	–	2,672,803	1,294,394
Policy loans	444,973	458,995	–	–	458,995
Business-owned life insurance	20,165	20,165	–	–	20,165
Company-owned life insurance	26,035	26,035	–	–	26,035
Supplementary contracts without life
contingencies	(41,003)	(30,337)	–	–	(30,337)
Individual and group annuities	(5,696,170)	(5,597,694)	–	–	(5,597,694)
Debt from consolidated VIEs	(720,055)	(690,196)	–	–	(690,196)
Notes payable related to commission
assignments	(68,998)	(68,998)	–	–	(68,998)
Surplus notes payable	(80,728)	(120,811)	–	–	(120,811)
Note payable − SAILES 2-0, LLC	(77,313)	(78,792)	–	–	(78,792)
Mortgage debt	(21,001)	(19,755)	–	–	(19,755)
Separate account liabilities	(5,524,616)	(5,524,616)	(4,030,664)	–	(1,493,952)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Mortgage loans – The carrying amounts of the residential mortgage loans reported on the consolidated balance sheets approximate their fair values due to a significant portion of these loans being financed within the last year and historical terms of these loans are not materially different than current terms being offered. Fair values of the commercial mortgage loans not held under the fair value option are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.
Notes receivable from related parties – The carrying amounts of certain notes receivable from related parties reported on the consolidated balance sheets for these instruments approximate their fair value due to short term nature. Fair values of certain notes receivable from related parties are valued with models that use market observable inputs.
80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
Business-owned life insurance and company-owned life insurance – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value. Business-owned life insurance and company-owned life insurance are included in other assets on the consolidated balance sheets. The fair value of business-owned life insurance and company-owned life insurance approximates the cash surrender value of the policies.
Supplementary contracts without life contingencies and individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.
Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.
Notes payable related to commission assignments – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values based upon the terms of the agreements and the timing of anticipated cash payments.
Surplus notes, note payable, and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.
Repurchase agreements and reverse repurchase agreements – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values due to short term nature.
81

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Notes to Consolidated Financial Statements (continued)
15. Fair Value Measurements (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.
16. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $24.6 million and $22.9 million at December 31, 2017 and 2016, respectively, over the next several years as required by the general partner.
As of December 31, 2017 and 2016, the Company had committed up to $1,264.2 million and $774.0 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Expected future minimum rent income related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):
2018	$16,478
2019	16,398
2020	16,398
2021	16,398
2022	16,398
Thereafter	35,529
The amounts received under both leases are recorded in other revenues in the consolidated statements of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, SE2, LLC (SE2), to certain SE2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and SE2.
82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
16. Commitments and Contingencies (continued)
Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
17. Debt
Line of Credit
At December 31, 2017, the Company has access to a $520.8 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (1.50% at December 31, 2017). The Company had no borrowings under this line of credit at December 31, 2017 and 2016. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2017.
Surplus Notes
The Company has outstanding surplus notes with a carrying value of $119.9 million and $80.7 million at December 31, 2017 and 2016, respectively. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Insurance Department (the Kansas Commissioner) and only out of surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.
83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
Notes Payable Related to Commission Assignments
Gennessee Insurance Agency, LLC had a note outstanding of $22.2 million and $31.0 million as of December 31, 2017 and 2016, respectively, which bears interest at a rate of 7.0%, maturing August 15, 2025.
Dunbarre Insurance Agency, LLC had notes outstanding as of December 31, 2017 and 2016 of $24.0 million and $38.0 million, respectively, which bear interest with rates ranging from 7.0% to 12.0%, with maturities ranging from July 15, 2020 to June 16, 2025.
Other Debt
SAILES had a long-term note outstanding with a related party as of December 31, 2017 and 2016 of $69.6 million and $77.3 million, respectively, which bears interest at a rate of 6.0% per annum and matures on February 28, 2025. The loan amortizes quarterly in arrears to the final maturity date.
Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies.
The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises.
The outstanding mortgage balance at December 31, 2017 and 2016, of $19.6 million and $21.0 million, respectively, is reflected on the consolidated balance sheets in mortgage debt.
84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
17. Debt (continued)
At December 31, 2017, future principal payments for the years ending December 31 are as follows (in thousands):
	Note Payable −
	SAILES 2-0,	Mortgage
	LLC	Debt

2018	$7,924	$6,260
2019	8,412	3,543
2020	8,930	3,760
2021	9,479	3,991
2022	10,062	2,087
Thereafter	24,888	–
	$69,695	$19,641

Interest expense as presented in the consolidated statements of operations consisted of the following for the periods ended:
	February 1,	January 1,
	2017 Through	2017 Through	Year Ended	Year Ended
	December 31,	January 31,	December 31,	December 31,
	2017	2017	2016	2015
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Debt/notes payable:
Surplus note interest	$5,934	$659	$10,283	$13,893
Debt from consolidated VIE interest	51,081	5,701	36,281	23,848
Notes payable related to commission	3,990	407	6,558	9,347
assignments interest
Note payable − SAILES 2-0, LLC interest	3,263	425	5,352	5,802
Mortgage debt interest	1,194	119	1,522	1,710
Total debt/notes payable interest	65,462	7,311	59,996	54,600
Repurchase agreement interest	807	–	3,221	2,399
Other interest	3,956	116	983	7
Total	$70,225	$7,427	$64,200	$57,006

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and related parties of $2.0 million and $0.7 million at December 31, 2017 and 2016. The Company reported amounts payable to parent, subsidiaries and related parties of $17.3 million and $30.6 million at December 31, 2017 and 2016, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $1.9 million and $1.5 million for the years ended December 31, 2017 and 2016, respectively, in fees from related parties. The Company recognized income for these fees of $0.2 million, $0.1 million, $0.8 million, and $0.3 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, which is included in other revenues in the consolidated statements of operations.
The Company paid $24.1 million and $10.6 million for the years ended December 31, 2017 and 2016, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $0.7 million, $0.2 million, $2.1 million, and $0.8 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, which is included in commissions and other operating expenses in the consolidated statements of operations.
86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
As of December 31, 2017 and 2016, the Company had the following investments in related parties with interest rates ranging from 3.4% to 8.0% and maturity dates ranging from January 2018 through April 2024. These investments are included in notes receivable from related parties on the consolidated balance sheets and are typically fully collateralized by assets of the debtor:
	2017	2016
	Successor	Predecessor
	(In Thousands)

Canon Portfolio Trust, LLC	$52,000	$259,000
CBAM Funding 2016-1, LLC	20,000	570,400
CH Funding, LLC	–	231,126
CPD Funding 2016-1, LLC	–	294,000
Four Six Four Aircraft, LLC	–	3,000
McLean Funding, LLC	65,000	580,000
Note Funding 1892, LLC	291,000	402,876
Note Funding 1892-2, LLC	375,000	358,322
Oneida Portfolio Trust, LLC	250,000	–
Ozawkie, LLC	365,000	–
PD Holdings, LLC	–	262,867
Padfield AH, LLC	262,000	–
SCF Funding, LLC	–	183,426
SCF Realty Funding, LLC	230,000	–
Stonebriar Commercial Finance, LLC	513,000	472,086
Tumbleweed Funding, LLC	365,000	–
Other	704,861	350,094
	$3,492,861	$3,967,197

87

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
As of December 31, 2017 and 2016, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.
	2017	2016
	Successor	Predecessor
	(In Thousands)

American Media & Entertainment	$215,000	$–
American Media Productions, LLC	383,224	373,998
Cardamom RE HQ, LLC	185,794	–
CBAM 2017-1, LTD	265,018	–
CBAM 2017-2, LTD	375,801	–
CBAM 2017-3, LTD	301,875	–
CBAM 2017-4, LTD	283,937	–
CBAM CLO Management, LLC	226,615	–
Cain International, LP	548,139	–
Cain Hoy Enterprises, LP	–	273,944
Efland Funding, LLC	177,328	224,034
Four Six Four Aircraft, LAK	–	187,947
Four Six Four Aircraft Issuer	406,660	–
Guggenheim Private Debt Funding	235,109	–
5180-2 CLO, LP	331,976	328,540
Maranon Loan Funding, LTD	131,350	191,531
Mayfair Portfolio Trust, LLC	175,000	235,000
SCF Realty Capital Master Trust	371,786	280,333
Steamboat Portfolio Trust, LLC	181,000	233,000
Stonebriar Holdings, LLC	528,290	271,000
Wanamaker Portfolio Trust, LLC	218,691	481,000
Wind River CLO, LTD	303,984	–
Other	2,466,909	1,828,102
88

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company has contracted with Guggenheim Partners Investment Management, LLC to perform investment advisory services. The Company incurred fees of $0.7 million, $0.1, $13.0 million, and $27.2 million associated with the services performed for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively. These fees are included in commissions and other operating expense in the consolidated statements of operations.
Pursuant to an agreement effective January 1, 2017, the Company paid $79.3 million and $5.3 million for the periods from February 1, 2017 through December 31, 2017 and January 1, 2017 through January 31, 2017, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, related companies, making payments of $109.0 million, $10.0 million, $121.4 million, and $138.9 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively.
The Company received payments under administrative service agreements of $10.1 million, $0.9 million, $10.2 million, and $11.2 million from related party sponsored mutual funds, for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively. These fees are included in asset based fees in the consolidated statements of operations.
The Company received $17.0 million, $1.5 million, $16.0 million, and $6.0 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues in the consolidated statements of operations.
89

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)
18. Related-Party Transactions (continued)
The Company incurred fees of $143.4 million, $17.0 million, $214.9 million, and $121.2 million for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015 respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses in the consolidated statements of operations.
The Company received $650.0 million as a capital contribution from SBLH during 2017. The Company paid $20 million in dividends to SBLH during 2017.
19. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department). The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
Since 2012, the Kansas Commissioner has granted approval of a permitted accounting practice for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. In addition, under SAP, the corresponding reserve liabilities that are hedged by the eligible derivative assets are calculated under Actuarial Guideline (AG) 35, whereas the permitted practice allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. This permitted practice will expire on September 30, 2018, unless extended by the Kansas Commissioner.
The consolidated impact of these permitted practices, including the impact of income taxes, was to decrease statutory surplus by $86.9 million and increase statutory surplus by $28.6 million as of December 31, 2017 and 2016, respectively.
90

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Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
The Company offers riders on its fixed indexed annuities which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the rider would normally be reserved for under the revised AG 33. In 2012, the Company requested and received approval to use an alternative methodology under the Practical Considerations section of AG 33 from the Kansas Insurance Department. The reserve held at December 31, 2017 for fixed indexed annuities with riders issued prior to February 1, 2015 was based on AG 43, the approved alternative method for these contracts. AG 43 is a principles-based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG 43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG 43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined that certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Commissioner agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019. In addition to the 2016 scheduled amount, the Company also recorded the remainder of the reserve strengthening scheduled for 2017 to 2019, as of December 31, 2016. For fixed indexed annuities with riders issued on or after February 1, 2015, the AG 33 reserving methodology has been utilized.
Statutory capital and surplus, including surplus notes (see Note 17) of the Company, was $1,900.6 million and $1,561.7 million at December 31, 2017 and 2016, respectively. Statutory net income (loss) of the Company was $181.0 million, $(81.0) million, and $75.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
At December 31, 2017, the Company’s statutory adjusted capital per the RBC calculation is $2,379.6 million as compared to its company action level RBC of $511.8 million and its authorized control level RBC of $255.9 million.
91

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Notes to Consolidated Financial Statements (continued)
19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2017, SD had net capital of $34.5 million, which was $33.4 million in excess of its required net capital of $1.1 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 47.27 to 1 at December 31, 2017.
20. Subsequent Events
Subsequent events have been evaluated through April 26, 2018, which is the date the financial statements were issued.
92

Exhibits and Financial Statement Schedule

Security Benefit Life Insurance Company and Subsidiaries
Exhibits and Financial Statement Schedules

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
Contents
Report of Independent Auditors	93

Exhibits and Financial Statement Schedules

Schedule I – Summary of Investments Other Than Investments in Related Parties as of December 31, 2017	94

Schedule III – Supplementary Insurance Information for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015	95

Schedule IV – Reinsurance for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015	96

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) as of December 31, 2017 and 2016, and for the periods from February 1, 2017 through December 31, 2017, January 1, 2017 through January 31, 2017, and the years ended December 31, 2016 and 2015, and have issued our report thereon dated April 26, 2018 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 26, 2018

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Security Benefit Life Insurance Company and Subsidiaries
Schedule I – Summary of Investments
Other Than Investments in Related Parties

As of December 31, 2017
	December 31, 2017
	Successor
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available-for-sale:	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$251,060	$251,301	$251,300
Obligations of government-sponsored
enterprises	368,698	369,590	369,590
Corporate	4,305,902	4,371,884	4,371,884
Foreign governments	1,093	1,148	1,148
Municipal obligations	253,296	274,866	274,866
Commercial mortgage-backed	551,347	552,580	552,580
Residential mortgage-backed	120,819	124,895	124,895
Collateralized debt obligations	5,511	6,981	6,981
Collateralized loan obligations	4,917,070	4,963,196	4,963,196
Redeemable preferred stock	6,273	6,563	6,563
Other asset backed	1,972,201	1,990,778	1,990,778
Total fixed maturities	$12,753,270	$12,913,782	$12,913,781

Equity securities:
Communications	$31,125	$31,125	$31,125
Financial	24	39	39
Consumer	10,027	10,227	10,227
Government	4,618	4,618	4,618
Total equity securities	$45,794	$46,009	$46,009

Securities Fair Value Option:
Fixed maturities	$111,374	$113,424	$113,424
Equity securities	155	159	159

Mortgage loans	1,328,711	1,341,694	1,328,711
Cash and cash equivalents	571,436	571,427	571,436
Short-term investments	28,187	28,505	28,505
Call options	397,978	839,998	839,998
Other invested assets	25,527	25,527	25,527
	$15,262,432	$15,880,525	$15,867,550

94

Security Benefit Life Insurance Company and Subsidiaries
Schedule III – Supplementary Insurance Information

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
Successor
February 1, 2017 Through
December 31, 2017:
Life insurance	$182,434	$27,014,937	$–	$1,327,249
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	1,143,310	$25,244,928	–	1,016,442
Year Ended December 31, 2016:
Life insurance	1,151,091	25,039,408	–	1,000,468
Year Ended December 31, 2015:
Life insurance	1,016,929	23,017,006	–	487,488
	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
Successor
February 1, 2017 Through
December 31, 2017:
Life insurance	$178,877	$1,201,721	$981,427	$86,714	$327,081
Predecessor
January 1, 2017 Through
January 31, 2017:
Life insurance	15,465	97,037	73,027	16,611	27,743
Year Ended December 31, 2016:
Life insurance	170,593	1,092,029	709,532	125,722	294,210
Year Ended December 31, 2015:
Life insurance	154,231	908,909	304,345	51,947	226,705

See accompanying Report of Independent Auditors
95

Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	February 1, 2017 Through December 31, 2017
	Successor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,319,342	$2,314,152	$72,770	$77,960	93%
Premiums:
Life insurance	18,539	18,539	3,380	3,380	100%
Annuity	2,720,574	41,520	11,163	2,690,217	0%
Total premiums	$2,739,113	$60,059	$14,543	$2,693,597	1%

	January 1, 2017 Through January 31, 2017
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,019	$2,428,695	$68,272	$73,596	93%
Premiums:
Life insurance	1,905	1,905	329	329	100%
Annuity	262,612	3,233	1,045	260,424	0%
Total premiums	$264,517	$5,138	$1,374	$260,753	1%

	December 31, 2016
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,434,141	$2,428,899	$65,834	$71,076	93%
Premiums:
Life insurance	23,307	23,308	3,968	3,967	100%
Annuity	3,710,341	59,838	13,629	3,664,132	0%
Accident and health insurance	–	–	1	1	0%
Total premiums	$3,733,648	$83,146	$17,598	$3,668,100	1%

See accompanying Report of Independent Auditors

96

Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance

Periods From February 1, 2017 Through December 31, 2017, January 1, 2017 Through January 31, 2017, and Years Ended December 31, 2016 and 2015
	December 31, 2015
	Predecessor
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,553,992	$2,548,993	$64,433	$69,432	93%
Premiums:
Life insurance	24,304	24,305	4,253	4,252	100%
Annuity	2,419,345	62,904	15,269	2,371,710	1%
Accident and health insurance	–	–	1	1	0%
Total premiums	$2,443,649	$87,209	$19,523	$2,375,963	0%

See accompanying Report of Independent Auditors
97

Financial Statements

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2017
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2017

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	2
Statements of Operations	60
Statements of Changes in Net Assets	119
Notes to Financial Statements	219
1. Organization and Significant Accounting Policies	219
2. Variable Annuity Contract Charges	243
3. Summary of Unit Transactions	244
4. Financial Highlights	256
5. Subsequent Events	320

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity Separate Account (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, MO
April 26, 2018

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2017

	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Assets:
Mutual funds, at market value	$675,198	$44,196	$42,154	$106,617	$340,897
Investment income receivable	-	-	-	-	-
Net assets	675,198	44,196	42,154	106,617	340,897

Units outstanding:
EliteDesigns 0 Year	62,599	4,193	2,743	5,126	7,375
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	5,942	-	-	1,551	16,314
Total units	68,541	4,193	2,743	6,677	23,689

Unit value:
EliteDesigns 0 Year	$9.88	$10.55	$15.36	$16.79	$17.10
EliteDesigns 5 Year	$9.98	$10.62	$15.52	$16.96	$17.27
EliteDesigns II	$9.47	$10.16	$13.73	$13.24	$13.17

Mutual funds, at cost	$651,181	$44,230	$37,616	$99,457	$323,704
Mutual fund shares	54,628	3,405	1,441	3,243	15,870

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Alger Capital Appreciation	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Assets:
Mutual funds, at market value	$986,268	$103,731	$476,915	$545,579	$179,081
Investment income receivable	-	-	-	-	-
Net assets	986,268	103,731	476,915	545,579	179,081

Units outstanding:
EliteDesigns 0 Year	33,452	6,687	11,570	31,025	16,478
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	24,940	-	43,662	1,203	4,701
Total units	58,392	6,687	55,232	32,228	21,179

Unit value:
EliteDesigns 0 Year	$18.33	$15.52	$8.98	$17.08	$8.37
EliteDesigns 5 Year	$18.58	$15.73	$9.07	$17.31	$8.45
EliteDesigns II	$14.97	$13.65	$8.54	$13.07	$8.75

Mutual funds, at cost	$926,587	$99,436	$492,673	$483,695	$177,589
Mutual fund shares	12,464	1,728	50,044	50,894	17,540

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Century VP International	American Century VP Mid Cap Value (e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Assets:
Mutual funds, at market value	$108,238	$310,179	$550,090	$7,213,732	$735,584
Investment income receivable	-	-	-	-	-
Net assets	108,238	310,179	550,090	7,213,732	735,584

Units outstanding:
EliteDesigns 0 Year	9,394	8,040	25,095	355,932	13,858
EliteDesigns 5 Year	-	-	-	-	5,622
EliteDesigns II	-	12,206	11,597	267,832	38,095
Total units	9,394	20,246	36,692	623,764	57,575

Unit value:
EliteDesigns 0 Year	$11.52	$17.62	$16.15	$11.75	$13.08
EliteDesigns 5 Year	$11.68	$17.86	$16.37	$11.83	$13.18
EliteDesigns II	$10.74	$13.79	$12.50	$11.32	$12.60

Mutual funds, at cost	$93,085	$261,905	$474,995	$6,946,208	$684,483
Mutual fund shares	8,901	13,628	49,028	308,279	49,803

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization	American Funds IS Growth
Assets:
Mutual funds, at market value	$58,752	$127,694	$188,944	$99,827	$2,400,529
Investment income receivable	-	-	-	-	-
Net assets	58,752	127,694	188,944	99,827	2,400,529

Units outstanding:
EliteDesigns 0 Year	3,399	644	453	1,822	128,309
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,289	9,638	15,881	7,170	41,499
Total units	6,688	10,282	16,334	8,992	169,808

Unit value:
EliteDesigns 0 Year	$8.95	$12.85	$11.99	$11.43	$14.26
EliteDesigns 5 Year	$9.01	$12.95	$12.08	$11.52	$14.37
EliteDesigns II	$8.62	$12.39	$11.56	$11.02	$13.74

Mutual funds, at cost	$57,873	$117,700	$171,885	$87,754	$2,219,738
Mutual fund shares	5,022	4,238	12,112	4,007	31,355

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Assets:
Mutual funds, at market value	$2,561,387	$935,828	$3,018,068	$13,276	$2,927,929
Investment income receivable	-	-	-	-	-
Net assets	2,561,387	935,828	3,018,068	13,276	2,927,929

Units outstanding:
EliteDesigns 0 Year	32,895	22,872	300,178	1,411	219,543
EliteDesigns 5 Year	-	-	3,649	-	-
EliteDesigns II	167,967	64,429	4,206	-	56,683
Total units	200,862	87,301	308,033	1,411	276,226

Unit value:
EliteDesigns 0 Year	$13.15	$11.02	$9.80	$9.41	$10.68
EliteDesigns 5 Year	$13.25	$11.10	$9.87	$9.48	$10.76
EliteDesigns II	$12.67	$10.62	$9.45	$9.07	$10.29

Mutual funds, at cost	$2,323,406	$826,408	$2,882,767	$13,655	$2,646,135
Mutual fund shares	51,945	43,689	171,676	1,279	117,164

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Advantage Large Cap Core V.I. (c)	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.
Assets:
Mutual funds, at market value	$115,975	$112,898	$168,509	$347,760	$782,575
Investment income receivable	-	-	-	-	-
Net assets	115,975	112,898	168,509	347,760	782,575

Units outstanding:
EliteDesigns 0 Year	-	2,546	6,766	3,446	35,455
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	12,934	5,026	5,827	19,838	17,188
Total units	12,934	7,572	12,593	23,284	52,643

Unit value:
EliteDesigns 0 Year	$9.30	$16.68	$14.72	$16.02	$15.77
EliteDesigns 5 Year	$9.37	$16.91	$14.92	$16.24	$15.98
EliteDesigns II	$8.97	$14.01	$11.83	$14.75	$13.01

Mutual funds, at cost	$117,329	$136,013	$169,792	$334,681	$683,359
Mutual fund shares	9,681	3,999	10,886	34,195	64,569

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I. (e)	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I. (c)	Deutsche Capital Growth VIP
Assets:
Mutual funds, at market value	$262,858	$21,448	$1,775,059	$39,251	$30,259
Investment income receivable	-	-	6,539	-	-
Net assets	262,858	21,448	1,781,598	39,251	30,259

Units outstanding:
EliteDesigns 0 Year	10,342	749	139,524	2,146	1,696
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	14,391	1,065	24,831	-	-
Total units	24,733	1,814	164,355	2,146	1,696

Unit value:
EliteDesigns 0 Year	$11.01	$12.33	$10.95	$18.29	$17.85
EliteDesigns 5 Year	$11.16	$12.49	$11.06	$18.54	$18.09
EliteDesigns II	$10.37	$11.49	$10.29	$15.45	$15.13

Mutual funds, at cost	$254,034	$20,313	$1,762,560	$37,356	$27,265
Mutual fund shares	17,713	1,234	240,523	2,733	984

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche International Growth VIP (c)
Assets:
Mutual funds, at market value	$226,169	$42,146	$8,793	$2,375	$108,481
Investment income receivable	-	-	-	-	-
Net assets	226,169	42,146	8,793	2,375	108,481

Units outstanding:
EliteDesigns 0 Year	6,511	1,936	994	-	9,278
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,555	1,624	-	240	-
Total units	14,066	3,560	994	240	9,278

Unit value:
EliteDesigns 0 Year	$17.88	$12.54	$8.89	$10.52	$11.69
EliteDesigns 5 Year	$18.12	$12.71	$9.01	$10.63	$11.85
EliteDesigns II	$14.52	$10.99	$8.79	$9.90	$11.64

Mutual funds, at cost	$199,720	$42,967	$9,223	$2,292	$100,092
Mutual fund shares	15,470	3,380	789	372	7,788

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Assets:
Mutual funds, at market value	$40,381	$286,154	$1,111,286	$1,329,013	$761,963
Investment income receivable	-	-	-	-	-
Net assets	40,381	286,154	1,111,286	1,329,013	761,963

Units outstanding:
EliteDesigns 0 Year	1,572	32,092	52,446	90,321	90,269
EliteDesigns 5 Year	-	-	-	10,558	-
EliteDesigns II	1,549	-	26,961	10,209	-
Total units	3,121	32,092	79,407	111,088	90,269

Unit value:
EliteDesigns 0 Year	$13.73	$8.92	$14.58	$12.07	$8.44
EliteDesigns 5 Year	$13.91	$9.01	$14.73	$12.19	$8.52
EliteDesigns II	$12.14	$8.76	$12.88	$10.88	$8.22

Mutual funds, at cost	$39,506	$292,653	$941,206	$1,169,342	$765,036
Mutual fund shares	2,261	26,919	79,039	97,292	74,996

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index
Assets:
Mutual funds, at market value	$2,716,150	$1,271,601	$953,543	$399,939	$404,256
Investment income receivable	-	-	-	-	-
Net assets	2,716,150	1,271,601	953,543	399,939	404,256

Units outstanding:
EliteDesigns 0 Year	108,868	46,236	17,287	1,428	21,260
EliteDesigns 5 Year	10,894	1,152	-	-	-
EliteDesigns II	44,153	37,732	48,088	22,787	2,494
Total units	163,915	85,120	65,375	24,215	23,754

Unit value:
EliteDesigns 0 Year	$17.66	$16.75	$17.52	$19.03	$17.37
EliteDesigns 5 Year	$17.84	$16.92	$17.69	$19.22	$17.55
EliteDesigns II	$13.61	$12.68	$13.53	$16.36	$13.96

Mutual funds, at cost	$2,392,140	$1,184,339	$893,856	$334,380	$337,604
Mutual fund shares	100,897	64,581	47,393	17,580	7,551

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced
Assets:
Mutual funds, at market value	$112,120	$10,326,425	$523,346	$362,718	$1,213,928
Investment income receivable	-	-	-	-	-
Net assets	112,120	10,326,425	523,346	362,718	1,213,928

Units outstanding:
EliteDesigns 0 Year	6,031	15,524	51,261	19,963	65,453
EliteDesigns 5 Year	-	-	2,447	-	-
EliteDesigns II	6,672	1,073,648	-	7,874	26,686
Total units	12,703	1,089,172	53,708	27,837	92,139

Unit value:
EliteDesigns 0 Year	$7.51	$9.83	$9.74	$14.09	$13.60
EliteDesigns 5 Year	$7.68	$9.90	$9.96	$14.40	$13.78
EliteDesigns II	$10.01	$9.47	$8.96	$10.33	$12.17

Mutual funds, at cost	$99,147	$10,272,511	$527,443	$356,540	$1,094,718
Mutual fund shares	9,130	1,113,962	48,774	53,498	66,226

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities
Assets:
Mutual funds, at market value	$1,699,795	$102,473	$574,477	$244,265	$454,037
Investment income receivable	-	-	-	-	-
Net assets	1,699,795	102,473	574,477	244,265	454,037

Units outstanding:
EliteDesigns 0 Year	47,685	4,088	30,504	11,148	7,916
EliteDesigns 5 Year	8,795	-	-	-	6,256
EliteDesigns II	60,739	3,061	17,178	3,841	14,092
Total units	117,219	7,149	47,682	14,989	28,264

Unit value:
EliteDesigns 0 Year	$15.57	$15.76	$12.09	$17.43	$17.40
EliteDesigns 5 Year	$15.92	$15.97	$12.21	$17.67	$17.79
EliteDesigns II	$13.45	$12.43	$11.97	$13.06	$14.56

Mutual funds, at cost	$1,529,634	$93,118	$486,055	$213,308	$399,014
Mutual fund shares	45,878	6,063	46,896	10,993	12,757

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas
Assets:
Mutual funds, at market value	$1,340,264	$5,085,446	$1,045,244	$519,465	$300,198
Investment income receivable	-	-	-	-	-
Net assets	1,340,264	5,085,446	1,045,244	519,465	300,198

Units outstanding:
EliteDesigns 0 Year	8,803	135,480	71,497	28,528	21,319
EliteDesigns 5 Year	-	4,411	5,136	-	-
EliteDesigns II	123,597	205,903	23,589	7,478	4,888
Total units	132,400	345,794	100,222	36,006	26,207

Unit value:
EliteDesigns 0 Year	$10.53	$15.64	$10.75	$14.73	$11.52
EliteDesigns 5 Year	$10.64	$15.99	$10.99	$14.93	$11.68
EliteDesigns II	$10.07	$14.07	$9.36	$13.23	$11.18

Mutual funds, at cost	$1,347,066	$4,377,335	$1,049,460	$453,416	$270,655
Mutual fund shares	254,320	18,991	83,686	13,746	13,248

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund
Assets:
Mutual funds, at market value	$401,733	$559,854	$198,710	$17,509	$31,956
Investment income receivable	-	-	-	-	-
Net assets	401,733	559,854	198,710	17,509	31,956

Units outstanding:
EliteDesigns 0 Year	25,628	23,015	18,651	-	2,028
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,948	32,444	-	1,334	-
Total units	29,576	55,459	18,651	1,334	2,028

Unit value:
EliteDesigns 0 Year	$13.97	$10.47	$10.66	$14.57	$15.76
EliteDesigns 5 Year	$14.16	$10.62	$10.70	$14.77	$15.97
EliteDesigns II	$11.14	$9.82	$10.43	$13.13	$12.66

Mutual funds, at cost	$416,313	$548,743	$206,538	$21,242	$25,367
Mutual fund shares	20,989	49,110	21,741	2,347	1,995

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Assets:
Mutual funds, at market value	$2,068,496	$4,533	$437,955	$37,221	$1,520,684
Investment income receivable	-	-	-	-	-
Net assets	2,068,496	4,533	437,955	37,221	1,520,684

Units outstanding:
EliteDesigns 0 Year	65,320	281	16,811	296	41,171
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	121,654	-	19,413	2,902	62,060
Total units	186,974	281	36,224	3,198	103,231

Unit value:
EliteDesigns 0 Year	$11.99	$16.15	$13.23	$13.91	$17.07
EliteDesigns 5 Year	$12.15	$16.37	$13.41	$14.10	$17.30
EliteDesigns II	$10.57	$13.41	$11.11	$11.44	$13.19

Mutual funds, at cost	$1,940,941	$4,498	$470,327	$37,706	$1,414,622
Mutual fund shares	127,922	221	22,119	1,828	53,432

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities
Assets:
Mutual funds, at market value	$615,577	$376,207	$638,867	$122,719	$113,870
Investment income receivable	-	-	-	-	-
Net assets	615,577	376,207	638,867	122,719	113,870

Units outstanding:
EliteDesigns 0 Year	28,181	1,522	37,010	7,941	7,460
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	14,475	27,067	28,220	6,064	-
Total units	42,656	28,589	65,230	14,005	7,460

Unit value:
EliteDesigns 0 Year	$15.38	$26.89	$10.18	$8.81	$15.26
EliteDesigns 5 Year	$15.59	$27.38	$10.32	$8.93	$15.47
EliteDesigns II	$12.58	$12.39	$9.29	$8.72	$12.46

Mutual funds, at cost	$585,649	$402,490	$639,884	$126,701	$106,774
Mutual fund shares	31,090	21,100	59,154	10,159	14,788

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity
Assets:
Mutual funds, at market value	$101,206	$910,814	$24,726	$150,625	$24,806
Investment income receivable	-	-	-	-	-
Net assets	101,206	910,814	24,726	150,625	24,806

Units outstanding:
EliteDesigns 0 Year	11,124	33,423	1,283	7,471	2,241
EliteDesigns 5 Year	-	2,722	-	-	-
EliteDesigns II	319	34,909	341	887	-
Total units	11,443	71,054	1,624	8,358	2,241

Unit value:
EliteDesigns 0 Year	$8.87	$14.03	$15.84	$18.41	$11.06
EliteDesigns 5 Year	$8.99	$14.22	$16.05	$18.66	$11.21
EliteDesigns II	$8.38	$11.54	$12.92	$14.65	$10.44

Mutual funds, at cost	$101,551	$927,029	$26,746	$126,720	$23,038
Mutual fund shares	9,731	53,735	1,825	7,654	2,274

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Assets:
Mutual funds, at market value	$373,912	$499,761	$51,691	$739,231	$59,839
Investment income receivable	-	-	-	-	-
Net assets	373,912	499,761	51,691	739,231	59,839

Units outstanding:
EliteDesigns 0 Year	-	41,187	7,503	52,376	2,264
EliteDesigns 5 Year	-	1,071	1,823	-	-
EliteDesigns II	28,842	7,367	-	12,685	467
Total units	28,842	49,625	9,326	65,061	2,731

Unit value:
EliteDesigns 0 Year	$25.42	$10.11	$5.53	$11.57	$23.72
EliteDesigns 5 Year	$25.89	$10.20	$5.63	$11.72	$24.16
EliteDesigns II	$12.96	$9.75	$8.55	$10.46	$13.09

Mutual funds, at cost	$349,811	$498,018	$51,321	$732,357	$50,626
Mutual fund shares	10,395	19,031	3,030	23,747	1,380

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Assets:
Mutual funds, at market value	$53,418	$276,425	$221,923	$136,896	$99,409
Investment income receivable	-	-	-	-	-
Net assets	53,418	276,425	221,923	136,896	99,409

Units outstanding:
EliteDesigns 0 Year	4,527	-	5,231	11,004	3,180
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	930	24,005	6,648	6,632	4,175
Total units	5,457	24,005	11,879	17,636	7,355

Unit value:
EliteDesigns 0 Year	$9.64	$13.13	$27.00	$7.01	$16.79
EliteDesigns 5 Year	$9.85	$13.31	$27.50	$7.17	$17.17
EliteDesigns II	$10.51	$11.51	$12.15	$9.01	$11.04

Mutual funds, at cost	$44,203	$245,104	$195,889	$130,934	$95,951
Mutual fund shares	3,037	8,726	2,695	5,513	2,166

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Assets:
Mutual funds, at market value	$489,825	$73,410	$56,327	$36,282	$1,835,883
Investment income receivable	-	-	-	-	-
Net assets	489,825	73,410	56,327	36,282	1,835,883

Units outstanding:
EliteDesigns 0 Year	22,450	4,248	884	1,672	98,702
EliteDesigns 5 Year	3,907	-	-	-	-
EliteDesigns II	1,163	-	2,081	434	74,771
Total units	27,520	4,248	2,965	2,106	173,473

Unit value:
EliteDesigns 0 Year	$17.90	$17.28	$30.41	$18.07	$10.66
EliteDesigns 5 Year	$18.08	$17.51	$30.97	$18.25	$10.77
EliteDesigns II	$14.81	$16.02	$14.16	$13.96	$10.47

Mutual funds, at cost	$415,027	$62,089	$48,715	$30,254	$1,803,501
Mutual fund shares	10,765	3,618	942	903	111,944

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Guggenheim VIF World Equity Income	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Core Equity	Invesco V.I. Equity and Income
Assets:
Mutual funds, at market value	$130,353	$927,212	$41,817	$10,141	$640,448
Investment income receivable	-	-	-	-	-
Net assets	130,353	927,212	41,817	10,141	640,448

Units outstanding:
EliteDesigns 0 Year	11,659	35,083	639	744	6,888
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,303	37,255	3,421	-	46,220
Total units	12,962	72,338	4,060	744	53,108

Unit value:
EliteDesigns 0 Year	$9.83	$14.40	$10.63	$13.63	$14.07
EliteDesigns 5 Year	$10.05	$14.60	$10.70	$13.82	$14.26
EliteDesigns II	$11.83	$11.32	$10.24	$11.28	$11.76

Mutual funds, at cost	$117,859	$955,547	$41,584	$10,919	$602,734
Mutual fund shares	8,977	50,946	3,744	280	33,797

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Assets:
Mutual funds, at market value	$12,656	$42,652	$359,607	$204,299	$404,140
Investment income receivable	-	-	-	-	-
Net assets	12,656	42,652	359,607	204,299	404,140

Units outstanding:
EliteDesigns 0 Year	-	244	29,428	10,677	24,222
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,090	3,356	199	12,399	968
Total units	1,090	3,600	29,627	23,076	25,190

Unit value:
EliteDesigns 0 Year	$11.97	$15.96	$12.14	$9.03	$16.17
EliteDesigns 5 Year	$12.14	$16.18	$12.31	$9.16	$16.39
EliteDesigns II	$11.62	$11.53	$10.29	$8.72	$12.83

Mutual funds, at cost	$10,740	$50,197	$359,927	$208,080	$392,216
Mutual fund shares	1,180	1,689	21,329	18,064	17,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
Assets:
Mutual funds, at market value	$1,241,098	$153,655	$144,345	$483,070	$140,100
Investment income receivable	-	-	-	-	-
Net assets	1,241,098	153,655	144,345	483,070	140,100

Units outstanding:
EliteDesigns 0 Year	2,120	10,646	9,800	36,073	5,093
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	123,430	3,552	377	-	5,667
Total units	125,550	14,198	10,177	36,073	10,760

Unit value:
EliteDesigns 0 Year	$11.11	$10.76	$14.29	$13.39	$13.63
EliteDesigns 5 Year	$11.27	$11.00	$14.48	$13.69	$13.82
EliteDesigns II	$9.86	$10.97	$11.51	$11.55	$12.46

Mutual funds, at cost	$1,230,035	$135,377	$164,783	$465,765	$138,323
Mutual fund shares	226,892	3,907	11,172	34,236	25,334

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy VIP Advantus Real Estate Securities (c)	Ivy VIP Asset Strategy (c)	Ivy VIP Balanced (c)
Assets:
Mutual funds, at market value	$1,018,438	$44,306	$101,724	$176,935	$65,751
Investment income receivable	-	-	-	-	-
Net assets	1,018,438	44,306	101,724	176,935	65,751

Units outstanding:
EliteDesigns 0 Year	54,187	1,295	847	5,469	5,060
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	5,990	2,391	7,846	12,669	-
Total units	60,177	3,686	8,693	18,138	5,060

Unit value:
EliteDesigns 0 Year	$17.25	$13.37	$13.99	$10.44	$13.01
EliteDesigns 5 Year	$17.43	$13.56	$14.18	$10.58	$13.18
EliteDesigns II	$13.88	$11.28	$11.46	$9.46	$10.93

Mutual funds, at cost	$984,832	$42,647	$119,184	$195,933	$72,871
Mutual fund shares	55,260	2,326	13,311	18,888	8,268

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Ivy VIP Core Equity (c)	Ivy VIP Dividend Opportunities (c)	Ivy VIP Energy (c)	Ivy VIP Global Bond (c)	Ivy VIP Global Growth (c)
Assets:
Mutual funds, at market value	$97,567	$31,426	$185,566	$125,864	$1,505
Investment income receivable	-	-	-	-	-
Net assets	97,567	31,426	185,566	125,864	1,505

Units outstanding:
EliteDesigns 0 Year	6,111	2,291	23,379	13,331	121
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	3,829	173	-
Total units	6,111	2,291	27,208	13,504	121

Unit value:
EliteDesigns 0 Year	$15.97	$13.71	$6.74	$9.32	$12.50
EliteDesigns 5 Year	$16.18	$13.90	$6.83	$9.45	$12.67
EliteDesigns II	$12.75	$12.13	$7.33	$9.14	$11.65

Mutual funds, at cost	$104,586	$29,559	$192,580	$129,385	$1,445
Mutual fund shares	7,935	3,662	31,619	25,391	153

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Ivy VIP Growth (c)	Ivy VIP High Income (c)	Ivy VIP International Core Equity (c)	Ivy VIP Mid Cap Growth (c)	Ivy VIP Science and Technology (c)
Assets:
Mutual funds, at market value	$316,223	$596,955	$662,582	$119,575	$193,358
Investment income receivable	-	-	-	-	-
Net assets	316,223	596,955	662,582	119,575	193,358

Units outstanding:
EliteDesigns 0 Year	17,146	19,437	48,933	7,395	2,758
EliteDesigns 5 Year	-	4,147	-	-	-
EliteDesigns II	-	30,058	8,281	949	10,667
Total units	17,146	53,642	57,214	8,344	13,425

Unit value:
EliteDesigns 0 Year	$18.45	$12.34	$11.55	$14.57	$18.00
EliteDesigns 5 Year	$18.70	$12.51	$11.71	$14.76	$18.25
EliteDesigns II	$15.20	$10.16	$11.74	$12.52	$13.46

Mutual funds, at cost	$300,856	$599,243	$591,020	$106,798	$170,872
Mutual fund shares	26,151	164,116	35,656	10,300	7,151

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Ivy VIP Small Cap Core (c)	Ivy VIP Small Cap Growth (c)	Ivy VIP Value (c)	Janus Henderson VIT Enterprise (c)	Janus Henderson VIT Forty (c)
Assets:
Mutual funds, at market value	$289,803	$176,767	$235,371	$674,576	$19,319
Investment income receivable	-	-	-	-	-
Net assets	289,803	176,767	235,371	674,576	19,319

Units outstanding:
EliteDesigns 0 Year	16,192	9,225	15,927	8,445	21
EliteDesigns 5 Year	-	-	-	4,220	-
EliteDesigns II	3,190	4,734	-	28,969	1,246
Total units	19,382	13,959	15,927	41,634	1,267

Unit value:
EliteDesigns 0 Year	$15.29	$12.71	$14.77	$18.66	$18.83
EliteDesigns 5 Year	$15.49	$12.88	$14.98	$18.91	$19.09
EliteDesigns II	$13.26	$12.56	$12.07	$15.09	$15.21

Mutual funds, at cost	$275,880	$168,526	$247,547	$582,481	$17,721
Mutual fund shares	15,822	15,202	36,555	10,118	511

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Janus Henderson VIT Mid Cap Value (c)	Janus Henderson VIT Overseas (c)	Janus Henderson VIT Research (c)	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
Assets:
Mutual funds, at market value	$72,018	$95,359	$19,337	$42,091	$149,062
Investment income receivable	-	-	-	-	-
Net assets	72,018	95,359	19,337	42,091	149,062

Units outstanding:
EliteDesigns 0 Year	1,846	2,063	1,147	4,588	7,317
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	3,713	9,050	-	-	1,680
Total units	5,559	11,113	1,147	4,588	8,997

Unit value:
EliteDesigns 0 Year	$14.13	$6.76	$16.83	$9.18	$17.34
EliteDesigns 5 Year	$14.32	$6.85	$17.06	$9.27	$17.51
EliteDesigns II	$12.39	$8.99	$13.96	$9.11	$13.20

Mutual funds, at cost	$66,014	$87,631	$18,788	$42,293	$133,754
Mutual fund shares	4,118	3,102	542	3,890	5,866

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Classic Stock VC	Lord Abbett Series Developing Growth VC
Assets:
Mutual funds, at market value	$206,179	$734,080	$347,173	$18,605	$134,594
Investment income receivable	-	-	-	-	-
Net assets	206,179	734,080	347,173	18,605	134,594

Units outstanding:
EliteDesigns 0 Year	7,577	33,437	2,919	1,243	6,635
EliteDesigns 5 Year	-	-	-	-	1,974
EliteDesigns II	4,916	30,495	22,389	-	635
Total units	12,493	63,932	25,308	1,243	9,244

Unit value:
EliteDesigns 0 Year	$17.96	$12.19	$16.09	$14.99	$14.73
EliteDesigns 5 Year	$18.14	$12.35	$16.31	$15.19	$14.93
EliteDesigns II	$14.24	$10.75	$13.41	$12.89	$11.56

Mutual funds, at cost	$170,809	$732,538	$340,799	$19,565	$106,359
Mutual fund shares	6,427	59,296	21,671	1,396	4,776

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation	MFS VIT High Yield
Assets:
Mutual funds, at market value	$55,355	$162,153	$141,769	$9,375	$13,202
Investment income receivable	-	-	-	-	-
Net assets	55,355	162,153	141,769	9,375	13,202

Units outstanding:
EliteDesigns 0 Year	2,644	14,939	3,780	-	1,250
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,557	920	10,136	950	-
Total units	4,201	15,859	13,916	950	1,250

Unit value:
EliteDesigns 0 Year	$13.91	$10.28	$9.76	$10.25	$10.57
EliteDesigns 5 Year	$14.10	$10.42	$9.86	$10.32	$10.68
EliteDesigns II	$11.92	$9.45	$10.35	$9.87	$10.08

Mutual funds, at cost	$57,404	$164,440	$109,111	$9,579	$13,061
Mutual fund shares	2,258	9,733	8,369	592	2,316

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	MFS VIT II Research International	MFS VIT International Value	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return
Assets:
Mutual funds, at market value	$132,982	$942,712	$222,355	$81,227	$157,986
Investment income receivable	-	-	-	-	-
Net assets	132,982	942,712	222,355	81,227	157,986

Units outstanding:
EliteDesigns 0 Year	11,823	56,395	14,203	4,767	7,099
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	601	21,751	2,555	-	5,509
Total units	12,424	78,146	16,758	4,767	12,608

Unit value:
EliteDesigns 0 Year	$10.71	$12.19	$13.55	$17.04	$13.37
EliteDesigns 5 Year	$10.86	$12.28	$13.74	$17.27	$13.55
EliteDesigns II	$10.33	$11.74	$11.65	$13.33	$11.45

Mutual funds, at cost	$112,260	$791,485	$181,192	$71,751	$150,598
Mutual fund shares	7,897	33,911	11,974	2,785	6,507

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	MFS VIT Total Return Bond	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Debt (c)	Morgan Stanley VIF Emerging Markets Equity (c)	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Assets:
Mutual funds, at market value	$127,272	$388,877	$198,217	$344,201	$480,550
Investment income receivable	-	-	-	-	-
Net assets	127,272	388,877	198,217	344,201	480,550

Units outstanding:
EliteDesigns 0 Year	6,763	11,668	20,921	10,350	24,930
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,318	22,349	-	22,882	11,844
Total units	13,081	34,017	20,921	33,232	36,774

Unit value:
EliteDesigns 0 Year	$10.02	$13.01	$9.47	$10.31	$13.61
EliteDesigns 5 Year	$10.16	$13.19	$9.57	$10.41	$13.75
EliteDesigns II	$9.41	$10.61	$10.12	$10.39	$11.92

Mutual funds, at cost	$129,606	$397,044	$199,626	$275,445	$460,407
Mutual fund shares	9,798	13,419	24,715	19,579	37,223

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Guardian
Assets:
Mutual funds, at market value	$817,925	$312,209	$432,859	$103,357	$56,520
Investment income receivable	-	-	-	-	-
Net assets	817,925	312,209	432,859	103,357	56,520

Units outstanding:
EliteDesigns 0 Year	8,903	10,758	4,332	3,831	-
EliteDesigns 5 Year	845	-	-	-	-
EliteDesigns II	64,805	22,074	32,751	6,168	4,290
Total units	74,553	32,832	37,083	9,999	4,290

Unit value:
EliteDesigns 0 Year	$11.92	$9.75	$13.00	$10.78	$15.01
EliteDesigns 5 Year	$12.04	$9.85	$13.13	$10.89	$15.35
EliteDesigns II	$10.83	$9.40	$11.49	$10.08	$13.17

Mutual funds, at cost	$819,704	$315,604	$401,851	$107,908	$68,614
Mutual fund shares	71,748	28,102	36,192	9,570	3,500

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Assets:
Mutual funds, at market value	$34,551	$863,946	$42,496	$1,161,154	$756,860
Investment income receivable	-	-	-	-	-
Net assets	34,551	863,946	42,496	1,161,154	756,860

Units outstanding:
EliteDesigns 0 Year	346	13,978	3,079	85,505	35,952
EliteDesigns 5 Year	-	-	-	-	2,640
EliteDesigns II	2,247	49,505	1,300	7,922	11,661
Total units	2,593	63,483	4,379	93,427	50,253

Unit value:
EliteDesigns 0 Year	$15.37	$15.04	$9.84	$12.58	$15.68
EliteDesigns 5 Year	$15.58	$15.25	$9.97	$12.75	$16.03
EliteDesigns II	$13.01	$13.20	$9.35	$10.82	$12.94

Mutual funds, at cost	$29,664	$721,968	$42,008	$1,092,023	$739,595
Mutual fund shares	1,345	18,429	8,064	430,057	29,774

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)
Assets:
Mutual funds, at market value	$249,960	$28,493	$697,016	$68,728	$99,372
Investment income receivable	-	-	-	-	-
Net assets	249,960	28,493	697,016	68,728	99,372

Units outstanding:
EliteDesigns 0 Year	8,790	6,604	26,334	7,760	8,485
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	16,132	-	39,645	-	-
Total units	24,922	6,604	65,979	7,760	8,485

Unit value:
EliteDesigns 0 Year	$10.46	$4.33	$11.18	$8.85	$11.71
EliteDesigns 5 Year	$10.60	$4.39	$11.33	$8.97	$11.93
EliteDesigns II	$9.79	$5.64	$10.15	$8.85	$9.02

Mutual funds, at cost	$239,197	$35,331	$687,817	$66,319	$96,875
Mutual fund shares	22,786	3,936	53,045	6,441	8,086

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Low Duration Administrative Class (e)	PIMCO VIT Real Return Administrative Class (e)	PIMCO VIT Real Return Advisor Class
Assets:
Mutual funds, at market value	$440,466	$2,029,143	$30,391	$37,281	$746,952
Investment income receivable	-	-	-	-	-
Net assets	440,466	2,029,143	30,391	37,281	746,952

Units outstanding:
EliteDesigns 0 Year	18,687	128,287	3,136	3,404	70,889
EliteDesigns 5 Year	-	14,887	-	-	6,262
EliteDesigns II	10,926	91,931	-	-	3,431
Total units	29,613	235,105	3,136	3,404	80,582

Unit value:
EliteDesigns 0 Year	$17.56	$8.65	$9.70	$10.96	$9.28
EliteDesigns 5 Year	$17.88	$8.77	$9.92	$11.20	$9.41
EliteDesigns II	$10.29	$8.58	$-	$-	$8.76

Mutual funds, at cost	$441,852	$2,036,881	$30,577	$37,071	$756,348
Mutual fund shares	55,968	198,159	2,968	3,002	60,141

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	PIMCO VIT Short-Term	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Assets:
Mutual funds, at market value	$1,235,245	$1,358,457	$535,425	$194,518	$116,837
Investment income receivable	-	-	-	-	-
Net assets	1,235,245	1,358,457	535,425	194,518	116,837

Units outstanding:
EliteDesigns 0 Year	137,470	118,706	55,391	9,211	10,320
EliteDesigns 5 Year	-	13,869	-	-	-
EliteDesigns II	-	6,277	-	2,689	333
Total units	137,470	138,852	55,391	11,900	10,653

Unit value:
EliteDesigns 0 Year	$8.99	$9.78	$9.67	$17.09	$10.99
EliteDesigns 5 Year	$9.08	$9.92	$9.76	$17.26	$11.10
EliteDesigns II	$8.75	$9.27	$9.48	$13.80	$9.97

Mutual funds, at cost	$1,231,457	$1,347,789	$540,106	$178,736	$116,973
Mutual fund shares	119,117	124,173	48,411	5,949	12,364

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund	Putnam VT Absolute Return 500
Assets:
Mutual funds, at market value	$18,472	$131,690	$374,008	$3,405,872	$849,152
Investment income receivable	-	-	-	-	-
Net assets	18,472	131,690	374,008	3,405,872	849,152

Units outstanding:
EliteDesigns 0 Year	599	7,991	34,752	156,279	32,549
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	952	5,647	6,957	185,147	57,465
Total units	1,551	13,638	41,709	341,426	90,014

Unit value:
EliteDesigns 0 Year	$12.89	$9.75	$9.05	$10.34	$9.78
EliteDesigns 5 Year	$13.02	$9.85	$9.14	$10.44	$9.88
EliteDesigns II	$11.32	$9.52	$8.58	$9.68	$9.22

Mutual funds, at cost	$21,190	$131,709	$379,408	$3,186,875	$825,957
Mutual fund shares	1,196	12,835	37,740	317,712	79,138

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Putnam VT Capital Opportunities	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT High Yield
Assets:
Mutual funds, at market value	$18,770	$151,681	$739,179	$11,873	$1,346,514
Investment income receivable	-	-	-	-	-
Net assets	18,770	151,681	739,179	11,873	1,346,514

Units outstanding:
EliteDesigns 0 Year	-	13,395	32,935	-	70,805
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,664	1,828	14,281	994	57,290
Total units	1,664	15,223	47,216	994	128,095

Unit value:
EliteDesigns 0 Year	$14.15	$10.04	$16.72	$13.74	$10.78
EliteDesigns 5 Year	$14.29	$10.14	$16.89	$13.87	$10.89
EliteDesigns II	$11.28	$9.45	$13.21	$11.97	$10.17

Mutual funds, at cost	$19,227	$152,450	$608,634	$10,840	$1,290,272
Mutual fund shares	1,027	24,704	27,695	648	207,475

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Putnam VT Income	Putnam VT Investors	Rational Dynamic Momentum VA (a)	Redwood Managed Volatility	Rydex VIF Banking
Assets:
Mutual funds, at market value	$23,886	$134,206	$10,440,592	$7,635,448	$352,505
Investment income receivable	-	-	-	-	-
Net assets	23,886	134,206	10,440,592	7,635,448	352,505

Units outstanding:
EliteDesigns 0 Year	2,469	7,561	1,014,386	24,188	42,842
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	683,397	8,684
Total units	2,469	7,561	1,014,386	707,585	51,526

Unit value:
EliteDesigns 0 Year	$9.68	$17.75	$10.29	$11.01	$5.67
EliteDesigns 5 Year	$9.77	$17.93	$10.30	$11.06	$5.80
EliteDesigns II	$9.50	$14.14	$10.26	$10.78	$12.66

Mutual funds, at cost	$24,939	$109,725	$10,141,155	$7,220,259	$312,513
Mutual fund shares	2,170	6,550	1,000,057	735,592	3,703

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy
Assets:
Mutual funds, at market value	$1,014,192	$346,843	$466,615	$346,801	$851,513
Investment income receivable	-	-	-	-	-
Net assets	1,014,192	346,843	466,615	346,801	851,513

Units outstanding:
EliteDesigns 0 Year	9,286	4,507	173,456	2,114	7,321
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	77,089	16,552	-	25,449	31,128
Total units	86,375	21,059	173,456	27,563	38,449

Unit value:
EliteDesigns 0 Year	$11.74	$27.24	$2.69	$18.04	$22.98
EliteDesigns 5 Year	$12.00	$27.84	$2.75	$18.44	$23.49
EliteDesigns II	$11.73	$13.55	$4.04	$12.12	$21.95

Mutual funds, at cost	$921,042	$320,301	$425,775	$339,027	$661,107
Mutual fund shares	12,479	4,008	5,336	5,231	4,967

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services
Assets:
Mutual funds, at market value	$38,226	$198,456	$138,807	$167,566	$359,990
Investment income receivable	-	-	-	-	-
Net assets	38,226	198,456	138,807	167,566	359,990

Units outstanding:
EliteDesigns 0 Year	1,870	4,402	319	30,205	34,562
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	632	26,754	32,800	719	7,947
Total units	2,502	31,156	33,119	30,924	42,509

Unit value:
EliteDesigns 0 Year	$14.17	$7.11	$4.74	$5.32	$7.51
EliteDesigns 5 Year	$14.48	$7.27	$4.85	$5.44	$7.68
EliteDesigns II	$18.59	$6.25	$4.19	$9.50	$12.58

Mutual funds, at cost	$33,333	$184,293	$154,431	$158,722	$325,543
Mutual fund shares	479	2,661	2,410	1,601	4,262

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy
Assets:
Mutual funds, at market value	$3,406	$360,375	$2,011,574	$145,489	$4,980
Investment income receivable	-	-	-	-	-
Net assets	3,406	360,375	2,011,574	145,489	4,980

Units outstanding:
EliteDesigns 0 Year	141	5,444	9,632	4,808	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	136	19,818	177,161	3,252	2,371
Total units	277	25,262	186,793	8,060	2,371

Unit value:
EliteDesigns 0 Year	$13.79	$17.75	$10.99	$19.71	$0.38
EliteDesigns 5 Year	$14.09	$18.15	$11.03	$20.15	$0.39
EliteDesigns II	$10.78	$13.29	$10.76	$15.61	$2.10

Mutual funds, at cost	$3,394	$350,285	$1,996,977	$124,651	$8,637
Mutual fund shares	107	5,773	24,076	1,676	123

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy
Assets:
Mutual funds, at market value	$96,760	$1,801	$104,973	$1,779	$69,234
Investment income receivable	-	-	-	-	-
Net assets	96,760	1,801	104,973	1,779	69,234

Units outstanding:
EliteDesigns 0 Year	41,866	1,203	4,399	1,227	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	30,057	-	16,022
Total units	41,866	1,203	34,456	1,227	16,022

Unit value:
EliteDesigns 0 Year	$2.32	$1.49	$1.11	$1.45	$1.92
EliteDesigns 5 Year	$2.37	$1.52	$1.14	$1.48	$1.96
EliteDesigns II	$5.60	$4.48	$3.33	$4.51	$4.33

Mutual funds, at cost	$101,296	$1,819	$127,561	$1,801	$76,754
Mutual fund shares	1,021	26	1,771	29	995

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy
Assets:
Mutual funds, at market value	$9,855	$52,447	$676,188	$1,321,364	$1,675,760
Investment income receivable	-	-	-	-	-
Net assets	9,855	52,447	676,188	1,321,364	1,675,760

Units outstanding:
EliteDesigns 0 Year	810	-	17,450	29,451	16,388
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	3,948	22,016	38,631	28,763
Total units	810	3,948	39,466	68,082	45,151

Unit value:
EliteDesigns 0 Year	$12.16	$14.81	$18.91	$22.83	$45.66
EliteDesigns 5 Year	$12.43	$15.14	$19.33	$23.34	$46.68
EliteDesigns II	$13.54	$13.29	$15.74	$16.84	$32.24

Mutual funds, at cost	$9,777	$52,135	$684,480	$1,279,505	$1,278,984
Mutual fund shares	98	533	28,934	34,144	25,801

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy
Assets:
Mutual funds, at market value	$111,204	$418,784	$175,456	$78,695	$137,185
Investment income receivable	-	-	-	-	-
Net assets	111,204	418,784	175,456	78,695	137,185

Units outstanding:
EliteDesigns 0 Year	1,819	11,576	18,044	408	2,502
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	4,774	46,047	1,832	6,741	7,149
Total units	6,593	57,623	19,876	7,149	9,651

Unit value:
EliteDesigns 0 Year	$16.38	$4.37	$8.62	$14.11	$14.19
EliteDesigns 5 Year	$16.74	$4.47	$8.81	$14.43	$14.50
EliteDesigns II	$17.02	$7.98	$10.78	$10.82	$14.24

Mutual funds, at cost	$103,595	$416,983	$174,938	$77,783	$131,919
Mutual fund shares	984	13,821	4,474	1,058	1,839

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Assets:
Mutual funds, at market value	$183,847	$2,449,943	$2,671,079	$760,157	$237,650
Investment income receivable	-	-	-	-	-
Net assets	183,847	2,449,943	2,671,079	760,157	237,650

Units outstanding:
EliteDesigns 0 Year	5,543	103,520	24,618	21,379	8,645
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,134	29,539	163,895	35,008	7,214
Total units	12,677	133,059	188,513	56,387	15,859

Unit value:
EliteDesigns 0 Year	$12.34	$17.70	$18.02	$14.26	$18.01
EliteDesigns 5 Year	$12.62	$18.09	$18.42	$14.58	$18.41
EliteDesigns II	$16.15	$21.00	$13.58	$13.00	$11.41

Mutual funds, at cost	$161,861	$1,887,017	$2,443,806	$740,549	$221,212
Mutual fund shares	784	10,026	53,135	12,296	6,046

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Technology	Rydex VIF Telecommunications
Assets:
Mutual funds, at market value	$128,419	$389,524	$286,756	$401,942	$34,905
Investment income receivable	-	-	-	-	-
Net assets	128,419	389,524	286,756	401,942	34,905

Units outstanding:
EliteDesigns 0 Year	7,876	3,618	1,852	4,544	-
EliteDesigns 5 Year	-	-	-	2,287	-
EliteDesigns II	1,658	25,178	24,911	18,629	3,312
Total units	9,534	28,796	26,763	25,460	3,312

Unit value:
EliteDesigns 0 Year	$13.67	$16.72	$11.16	$15.80	$7.42
EliteDesigns 5 Year	$13.97	$17.09	$11.40	$16.15	$7.58
EliteDesigns II	$12.46	$13.05	$10.69	$15.73	$10.57

Mutual funds, at cost	$127,903	$369,609	$281,628	$381,031	$33,870
Mutual fund shares	2,580	7,090	4,313	4,157	597

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (d)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy	SEI VP Balanced Strategy
Assets:
Mutual funds, at market value	$1,245,896	$28,919,971	$1,686,613	$3,858	$252,760
Investment income receivable	-	-	-	-	-
Net assets	1,245,896	28,919,971	1,686,613	3,858	252,760

Units outstanding:
EliteDesigns 0 Year	80,308	805,807	99,524	783	-
EliteDesigns 5 Year	-	2,473	-	-	-
EliteDesigns II	2,408	2,826,241	31,311	-	25,488
Total units	82,716	3,634,521	130,835	783	25,488

Unit value:
EliteDesigns 0 Year	$15.08	$7.18	$13.21	$4.92	$10.29
EliteDesigns 5 Year	$15.42	$7.34	$13.51	$5.03	$10.36
EliteDesigns II	$14.17	$8.19	$11.87	$6.18	$9.91

Mutual funds, at cost	$1,110,303	$28,919,971	$1,702,862	$3,444	$241,792
Mutual fund shares	14,464	28,919,971	60,301	57	22,978

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy	SEI VP Market Plus Strategy	SEI VP Moderate Strategy
Assets:
Mutual funds, at market value	$33,421	$153,171	$19,034	$81,517	$33,293
Investment income receivable	-	-	-	-	-
Net assets	33,421	153,171	19,034	81,517	33,293

Units outstanding:
EliteDesigns 0 Year	1,728	-	-	7,325	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,801	17,275	1,870	-	3,387
Total units	3,529	17,275	1,870	7,325	3,387

Unit value:
EliteDesigns 0 Year	$9.65	$9.20	$10.56	$11.13	$10.20
EliteDesigns 5 Year	$9.73	$9.27	$10.64	$11.21	$10.27
EliteDesigns II	$9.30	$8.87	$10.17	$10.72	$9.83

Mutual funds, at cost	$32,657	$153,563	$17,180	$75,022	$31,982
Mutual fund shares	3,201	15,181	1,709	6,938	3,080

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Assets:
Mutual funds, at market value	$4,533,966	$987,840	$781,400	$222,916	$958,629
Investment income receivable	-	-	-	-	-
Net assets	4,533,966	987,840	781,400	222,916	958,629

Units outstanding:
EliteDesigns 0 Year	168,127	53,823	10,813	20,283	33,427
EliteDesigns 5 Year	-	-	-	-	4,921
EliteDesigns II	66,086	13,670	31,720	6,343	27,262
Total units	234,213	67,493	42,533	26,626	65,610

Unit value:
EliteDesigns 0 Year	$20.67	$15.26	$25.52	$8.36	$17.57
EliteDesigns 5 Year	$20.95	$15.47	$25.87	$8.47	$17.89
EliteDesigns II	$16.02	$12.19	$15.96	$8.41	$10.40

Mutual funds, at cost	$3,600,077	$984,371	$734,610	$224,934	$788,636
Mutual fund shares	150,181	33,877	19,185	46,441	93,708

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	VanEck VIP Global Gold
Assets:
Mutual funds, at market value	$962,399	$1,256,748	$3,960	$20,337	$207,697
Investment income receivable	-	-	-	-	-
Net assets	962,399	1,256,748	3,960	20,337	207,697

Units outstanding:
EliteDesigns 0 Year	43,358	106,002	-	-	-
EliteDesigns 5 Year	16,007	1,211	-	-	-
EliteDesigns II	1,742	32,549	357	1,933	23,841
Total units	61,107	139,762	357	1,933	23,841

Unit value:
EliteDesigns 0 Year	$15.85	$9.12	$12.86	$10.97	$7.93
EliteDesigns 5 Year	$16.14	$9.24	$13.03	$11.12	$8.01
EliteDesigns II	$9.78	$8.58	$11.08	$10.52	$8.71

Mutual funds, at cost	$864,025	$1,284,659	$3,859	$19,381	$199,763
Mutual fund shares	62,211	76,120	248	1,100	27,044

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	VanEck VIP Global Hard Assets	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value
Assets:
Mutual funds, at market value	$217,335	$113,284	$351,810	$1,627,133	$246,959
Investment income receivable	-	-	-	-	-
Net assets	217,335	113,284	351,810	1,627,133	246,959

Units outstanding:
EliteDesigns 0 Year	6,183	274	3,524	5,521	4,322
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	26,998	9,762	24,070	149,650	17,588
Total units	33,181	10,036	27,594	155,171	21,910

Unit value:
EliteDesigns 0 Year	$5.18	$11.52	$12.99	$10.71	$11.47
EliteDesigns 5 Year	$5.25	$11.57	$13.04	$10.75	$11.52
EliteDesigns II	$6.85	$11.28	$12.71	$10.48	$11.23

Mutual funds, at cost	$216,722	$104,832	$288,777	$1,507,114	$236,837
Mutual fund shares	9,503	4,568	10,017	62,970	14,493

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International
Assets:
Mutual funds, at market value	$701,831	$24,105	$88,798	$447,313	$558,355
Investment income receivable	-	-	-	-	-
Net assets	701,831	24,105	88,798	447,313	558,355

Units outstanding:
EliteDesigns 0 Year	20,682	1,964	551	37,998	23,118
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	37,075	-	7,090	3,553	20,107
Total units	57,757	1,964	7,641	41,551	43,225

Unit value:
EliteDesigns 0 Year	$12.32	$12.27	$11.84	$10.78	$13.05
EliteDesigns 5 Year	$12.37	$12.32	$11.90	$10.83	$13.10
EliteDesigns II	$12.06	$12.01	$11.59	$10.55	$12.77

Mutual funds, at cost	$609,489	$20,860	$75,177	$441,886	$470,036
Mutual fund shares	28,483	586	3,701	55,020	20,423

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth
Assets:
Mutual funds, at market value	$145,631	$753,688	$128,371	$266,214	$155,776
Investment income receivable	-	-	-	-	-
Net assets	145,631	753,688	128,371	266,214	155,776

Units outstanding:
EliteDesigns 0 Year	12,213	46,521	2,092	27,497	10,771
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	21,252	10,170	158	1,481
Total units	12,213	67,773	12,262	27,655	12,252

Unit value:
EliteDesigns 0 Year	$11.92	$11.19	$10.66	$9.62	$12.74
EliteDesigns 5 Year	$11.98	$11.24	$10.70	$9.66	$12.80
EliteDesigns II	$11.67	$10.96	$10.43	$9.42	$12.47

Mutual funds, at cost	$134,478	$695,959	$130,288	$266,129	$141,230
Mutual fund shares	6,140	25,679	9,770	25,067	6,327

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Virtus Duff & Phelps International Series (c)	Virtus Duff & Phelps Real Estate Securities Series (c)	Virtus KAR Small-Cap Growth Series (c)
Assets:
Mutual funds, at market value	$998,805	$519,140	$985,433	$240,819	$541,210
Investment income receivable	-	-	-	-	-
Net assets	998,805	519,140	985,433	240,819	541,210

Units outstanding:
EliteDesigns 0 Year	98,717	12,452	90,659	8,738	18,693
EliteDesigns 5 Year	-	-	25,685	-	-
EliteDesigns II	3,898	30,530	-	12,014	11,491
Total units	102,615	42,982	116,344	20,752	30,184

Unit value:
EliteDesigns 0 Year	$9.74	$12.26	$8.45	$11.69	$18.18
EliteDesigns 5 Year	$9.78	$12.32	$8.53	$11.80	$18.32
EliteDesigns II	$9.54	$12.00	$8.46	$11.55	$17.52

Mutual funds, at cost	$993,931	$453,313	$933,463	$304,043	$447,630
Mutual fund shares	84,287	13,569	78,835	12,523	18,884

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Virtus Newfleet Multi-Sector Intermediate Bond Series (c)	Virtus Rampart Equity Trend Series (c)	Virtus Strategic Allocation Series	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Assets:
Mutual funds, at market value	$1,145,914	$1,245,849	$10,957	$111,883	$102,788
Investment income receivable	-	-	-	-	-
Net assets	1,145,914	1,245,849	10,957	111,883	102,788

Units outstanding:
EliteDesigns 0 Year	68,849	1,068	-	7,452	8,136
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	47,263	124,213	1,008	3,061	-
Total units	116,112	125,281	1,008	10,513	8,136

Unit value:
EliteDesigns 0 Year	$9.87	$10.88	$11.61	$10.89	$12.63
EliteDesigns 5 Year	$9.97	$10.98	$11.72	$11.00	$12.76
EliteDesigns II	$9.87	$9.94	$10.87	$10.01	$11.14

Mutual funds, at cost	$1,154,090	$1,247,750	$12,376	$106,123	$99,581
Mutual fund shares	122,689	94,026	868	8,936	2,745

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2017

	Wells Fargo International Equity VT	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$72,318	$75,408	$96,595	$62,781
Investment income receivable	-	-	-	-
Net assets	72,318	75,408	96,595	62,781

Units outstanding:
EliteDesigns 0 Year	6,515	-	2,560	3,326
EliteDesigns 5 Year	-	-	-	-
EliteDesigns II	-	5,495	4,201	2,865
Total units	6,515	5,495	6,761	6,191

Unit value:
EliteDesigns 0 Year	$11.10	$16.50	$16.25	$10.34
EliteDesigns 5 Year	$11.25	$16.72	$16.61	$10.44
EliteDesigns II	$11.28	$13.73	$13.09	$9.87

Mutual funds, at cost	$68,278	$71,719	$89,329	$63,571
Mutual fund shares	13,442	2,702	3,559	8,349

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2017

	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Investment income (loss):
Dividend distributions	$1,013	$-	$133	$4,595	$725
Expenses:
Mortality and expense risk charge	(967)	-	(87)	(737)	(2,830)
Other expense charge	(613)	-	(59)	(247)	(562)
Net investment income (loss)	(567)	-	(13)	3,611	(2,667)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	31,834	14,756
Realized capital gain (loss) on sales of fund shares	7,406	-	1,131	(17,325)	2,899
Change in unrealized appreciation/depreciation on investments during the year	23,040	(34)	4,538	678	19,824
Net realized and unrealized capital gain (loss) on investments	30,446	(34)	5,669	15,187	37,479
Net increase (decrease) in net assets from operations	$29,879	$(34)	$5,656	$18,798	$34,812

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Alger Capital Appreciation	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection
Investment income (loss):
Dividend distributions	$-	$-	$9,038	$9,968	$4,389
Expenses:
Mortality and expense risk charge	(4,310)	(242)	(4,780)	(1,423)	(813)
Other expense charge	(1,218)	(183)	(874)	(890)	(307)
Net investment income (loss)	(5,528)	(425)	3,384	7,655	3,269

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	60,963	9,494	-	10,099	-
Realized capital gain (loss) on sales of fund shares	6,137	23	(997)	2,855	93
Change in unrealized appreciation/depreciation on investments during the year	85,083	12,858	(13,304)	66,022	1,308
Net realized and unrealized capital gain (loss) on investments	152,183	22,375	(14,301)	78,976	1,401
Net increase (decrease) in net assets from operations	$146,655	$21,950	$(10,917)	$86,631	$4,670

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017
	American Century VP International	American Century VP Mid Cap Value (e)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth
Investment income (loss):
Dividend distributions	$1,423	$4,232	$7,816	$85,813	$33,064
Expenses:
Mortality and expense risk charge	(400)	(2,484)	(2,638)	(28,907)	(14,797)
Other expense charge	(255)	(566)	(965)	(10,075)	(7,088)
Net investment income (loss)	768	1,182	4,213	46,831	11,179

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,895	-	191,184	263,577
Realized capital gain (loss) on sales of fund shares	12,180	14,133	31,361	7,570	(17,903)
Change in unrealized appreciation/depreciation on investments during the year	26,964	11,340	3,477	280,913	(10,795)
Net realized and unrealized capital gain (loss) on investments	39,144	31,368	34,838	479,667	234,879
Net increase (decrease) in net assets from operations	$39,912	$32,550	$39,051	$526,498	$246,058

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization	American Funds IS Growth
Investment income (loss):
Dividend distributions	$214	$666	$3,678	$308	$7,761
Expenses:
Mortality and expense risk charge	(329)	(794)	(1,378)	(776)	(4,861)
Other expense charge	(80)	(172)	(280)	(144)	(2,360)
Net investment income (loss)	(195)	(300)	2,020	(612)	540

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	169	2,720	2,850	-	19,011
Realized capital gain (loss) on sales of fund shares	270	223	149	284	860
Change in unrealized appreciation/depreciation on investments during the year	2,118	10,115	17,347	13,378	185,289
Net realized and unrealized capital gain (loss) on investments	2,557	13,058	20,346	13,662	205,160
Net increase (decrease) in net assets from operations	$2,362	$12,758	$22,366	$13,050	$205,700

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World
Investment income (loss):
Dividend distributions	$28,938	$10,704	$55,816	$970	$20,184
Expenses:
Mortality and expense risk charge	(22,321)	(5,890)	(2,826)	(310)	(6,799)
Other expense charge	(3,846)	(1,430)	(3,027)	(142)	(3,434)
Net investment income (loss)	2,771	3,384	49,963	518	9,951

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	112,374	8,762	-	479	-
Realized capital gain (loss) on sales of fund shares	1,854	1,787	(466)	(5,494)	22,773
Change in unrealized appreciation/depreciation on investments during the year	239,615	129,108	156,897	4,645	286,714
Net realized and unrealized capital gain (loss) on investments	353,843	139,657	156,431	(370)	309,487
Net increase (decrease) in net assets from operations	$356,614	$143,041	$206,394	$148	$319,438

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Advantage Large Cap Core V.I. (c)	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.
Investment income (loss):
Dividend distributions	$1,234	$1,093	$1,472	$-	$11,394
Expenses:
Mortality and expense risk charge	(1,302)	(823)	(794)	(3,507)	(3,936)
Other expense charge	(250)	(135)	(164)	(580)	(1,383)
Net investment income (loss)	(318)	135	514	(4,087)	6,075

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	29,191	4,353	37,096	39,635
Realized capital gain (loss) on sales of fund shares	(3,568)	(20)	(49)	1,425	7,880
Change in unrealized appreciation/depreciation on investments during the year	7,144	(16,140)	2,279	43,667	53,095
Net realized and unrealized capital gain (loss) on investments	3,576	13,031	6,583	82,188	100,610
Net increase (decrease) in net assets from operations	$3,258	$13,166	$7,097	$78,101	$106,685

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I. (e)	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I. (c)	Deutsche Capital Growth VIP
Investment income (loss):
Dividend distributions	$3,692	$268	$840,256	$2	$127
Expenses:
Mortality and expense risk charge	(2,815)	(240)	(191,255)	(834)	(71)
Other expense charge	(595)	(43)	(27,279)	(235)	(53)
Net investment income (loss)	282	(15)	621,722	(1,067)	3

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,019	2,711	-	6,350	2,086
Realized capital gain (loss) on sales of fund shares	4,508	938	669,072	12,797	13
Change in unrealized appreciation/depreciation on investments during the year	30,974	2,084	(375,858)	919	4,063
Net realized and unrealized capital gain (loss) on investments	38,501	5,733	293,214	20,066	6,162
Net increase (decrease) in net assets from operations	$38,783	$5,718	$914,936	$18,999	$6,165

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche International Growth VIP (c)
Investment income (loss):
Dividend distributions	$1,982	$-	$457	$85,279	$-
Expenses:
Mortality and expense risk charge	(1,633)	(243)	(44)	(7,234)	(103)
Other expense charge	(419)	(71)	(24)	(367)	(128)
Net investment income (loss)	(70)	(314)	389	77,678	(231)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	14,902	1,815	-	-	-
Realized capital gain (loss) on sales of fund shares	1,824	29	(646)	(1,730)	119
Change in unrealized appreciation/depreciation on investments during the year	22,664	4,056	430	(35,986)	8,389
Net realized and unrealized capital gain (loss) on investments	39,390	5,900	(216)	(37,716)	8,508
Net increase (decrease) in net assets from operations	$39,320	$5,586	$173	$39,962	$8,277

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Investment income (loss):
Dividend distributions	$61	$5,324	$26,144	$34,508	$7,945
Expenses:
Mortality and expense risk charge	(197)	(1,644)	(6,548)	(4,775)	(3,441)
Other expense charge	(41)	(1,586)	(5,028)	(5,754)	(4,014)
Net investment income (loss)	(177)	2,094	14,568	23,979	490

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	367	145	28,450	-	-
Realized capital gain (loss) on sales of fund shares	(303)	(3,694)	7,538	(54)	562
Change in unrealized appreciation/depreciation on investments during the year	1,217	8,919	196,855	229,855	(790)
Net realized and unrealized capital gain (loss) on investments	1,281	5,370	232,843	229,801	(228)
Net increase (decrease) in net assets from operations	$1,104	$7,464	$247,411	$253,780	$262

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index
Investment income (loss):
Dividend distributions	$47,230	$13,290	$4,328	$-	$4,759
Expenses:
Mortality and expense risk charge	(12,789)	(8,683)	(4,433)	(3,314)	(1,081)
Other expense charge	(11,597)	(5,987)	(1,067)	(661)	(632)
Net investment income (loss)	22,844	(1,380)	(1,172)	(3,975)	3,046

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	103,010	78,864	28,327	8,079	5,796
Realized capital gain (loss) on sales of fund shares	21,031	9,163	2,448	8,234	4,229
Change in unrealized appreciation/depreciation on investments during the year	250,118	17,607	24,043	66,379	46,003
Net realized and unrealized capital gain (loss) on investments	374,159	105,634	54,818	82,692	56,028
Net increase (decrease) in net assets from operations	$397,003	$104,254	$53,646	$78,717	$59,074

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced
Investment income (loss):
Dividend distributions	$293	$335,152	$11,844	$17,070	$14,562
Expenses:
Mortality and expense risk charge	(545)	(125,908)	(1,457)	(1,601)	(5,585)
Other expense charge	(173)	(20,245)	(1,175)	(633)	(2,049)
Net investment income (loss)	(425)	188,999	9,212	14,836	6,928

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	31,957
Realized capital gain (loss) on sales of fund shares	45	63,809	(1,276)	3,550	14,244
Change in unrealized appreciation/depreciation on investments during the year	15,949	(61,139)	(121)	(2,164)	111,983
Net realized and unrealized capital gain (loss) on investments	15,994	2,670	(1,397)	1,386	158,184
Net increase (decrease) in net assets from operations	$15,569	$191,669	$7,815	$16,222	$165,112

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities
Investment income (loss):
Dividend distributions	$12,758	$523	$2,214	$2,501	$516
Expenses:
Mortality and expense risk charge	(11,615)	(658)	(2,787)	(1,032)	(2,289)
Other expense charge	(3,046)	(180)	(907)	(484)	(958)
Net investment income (loss)	(1,903)	(315)	(1,480)	985	(2,731)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	91,142	2,683	498	5,295	52,368
Realized capital gain (loss) on sales of fund shares	76,090	678	32,294	8,989	23,768
Change in unrealized appreciation/depreciation on investments during the year	139,358	2,739	111,034	19,724	54,678
Net realized and unrealized capital gain (loss) on investments	306,590	6,100	143,826	34,008	130,814
Net increase (decrease) in net assets from operations	$304,687	$5,785	$142,346	$34,993	$128,083

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas
Investment income (loss):
Dividend distributions	$69,724	$78,234	$23,810	$2,837	$2,871
Expenses:
Mortality and expense risk charge	(30,981)	(39,780)	(4,573)	(2,356)	(1,106)
Other expense charge	(5,357)	(9,519)	(2,144)	(971)	(642)
Net investment income (loss)	33,386	28,935	17,093	(490)	1,123

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	18,023	4,592	36,885	223
Realized capital gain (loss) on sales of fund shares	100,735	428,547	(4,243)	14,702	30,130
Change in unrealized appreciation/depreciation on investments during the year	(12,080)	452,359	21,094	54,658	35,872
Net realized and unrealized capital gain (loss) on investments	88,655	898,929	21,443	106,245	66,225
Net increase (decrease) in net assets from operations	$122,041	$927,864	$38,536	$105,755	$67,348

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund
Investment income (loss):
Dividend distributions	$6,659	$16,512	$-	$-	$1,704
Expenses:
Mortality and expense risk charge	(1,595)	(4,331)	(1,598)	(203)	(81)
Other expense charge	(721)	(916)	(310)	(31)	(56)
Net investment income (loss)	4,343	11,265	(1,908)	(234)	1,567

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	22,908	2,855	25,603	36	1,774
Realized capital gain (loss) on sales of fund shares	(4,471)	(1,487)	78,430	(75)	(92)
Change in unrealized appreciation/depreciation on investments during the year	(11,825)	17,616	(40,599)	3,788	1,021
Net realized and unrealized capital gain (loss) on investments	6,612	18,984	63,434	3,749	2,703
Net increase (decrease) in net assets from operations	$10,955	$30,249	$61,526	$3,515	$4,270

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Investment income (loss):
Dividend distributions	$92,784	$-	$7,740	$821	$20,200
Expenses:
Mortality and expense risk charge	(19,091)	-	(3,198)	(1,503)	(10,476)
Other expense charge	(4,017)	(1)	(817)	(265)	(2,557)
Net investment income (loss)	69,676	(1)	3,725	(947)	7,167

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	24,643	1,488	48,114
Realized capital gain (loss) on sales of fund shares	13,559	-	(7,035)	12,392	(300)
Change in unrealized appreciation/depreciation on investments during the year	89,969	35	9,139	2,469	184,234
Net realized and unrealized capital gain (loss) on investments	103,528	35	26,747	16,349	232,048
Net increase (decrease) in net assets from operations	$173,204	$34	$30,472	$15,402	$239,215

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities
Investment income (loss):
Dividend distributions	$2,260	$-	$36,080	$6,552	$-
Expenses:
Mortality and expense risk charge	(3,039)	(4,195)	(8,091)	(1,194)	(354)
Other expense charge	(965)	(685)	(1,774)	(469)	(255)
Net investment income (loss)	(1,744)	(4,880)	26,215	4,889	(609)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	30,915	35,284	-	-	11,192
Realized capital gain (loss) on sales of fund shares	15,489	(609)	6,136	(4,108)	6,720
Change in unrealized appreciation/depreciation on investments during the year	(6,553)	41,696	(5,652)	907	14,194
Net realized and unrealized capital gain (loss) on investments	39,851	76,371	484	(3,201)	32,106
Net increase (decrease) in net assets from operations	$38,107	$71,491	$26,699	$1,688	$31,497

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity
Investment income (loss):
Dividend distributions	$1,495	$4,336	$99	$368	$382
Expenses:
Mortality and expense risk charge	(567)	(6,280)	(59)	(465)	(58)
Other expense charge	(249)	(1,656)	(21)	(262)	(44)
Net investment income (loss)	679	(3,600)	19	(359)	280

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	49,105	3,697	6,312	-
Realized capital gain (loss) on sales of fund shares	(43)	(11,808)	(911)	131	(8)
Change in unrealized appreciation/depreciation on investments during the year	295	59,172	(2,020)	28,447	4,820
Net realized and unrealized capital gain (loss) on investments	252	96,469	766	34,890	4,812
Net increase (decrease) in net assets from operations	$931	$92,869	$785	$34,531	$5,092

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Investment income (loss):
Dividend distributions	$3,684	$14,602	$1,358	$50,797	$832
Expenses:
Mortality and expense risk charge	(4,217)	(2,194)	(203)	(4,142)	(267)
Other expense charge	(648)	(891)	(126)	(1,636)	(122)
Net investment income (loss)	(1,181)	11,517	1,029	45,019	443

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	23,724	-	-	-	1,883
Realized capital gain (loss) on sales of fund shares	252	2,705	(22,125)	22,212	21,922
Change in unrealized appreciation/depreciation on investments during the year	19,481	5	22,691	(23,526)	(13,585)
Net realized and unrealized capital gain (loss) on investments	43,457	2,710	566	(1,314)	10,220
Net increase (decrease) in net assets from operations	$42,276	$14,227	$1,595	$43,705	$10,663

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Investment income (loss):
Dividend distributions	$173	$4,367	$3,234	$-	$321
Expenses:
Mortality and expense risk charge	(447)	(3,609)	(1,675)	(1,466)	(759)
Other expense charge	(167)	(540)	(579)	(287)	(193)
Net investment income (loss)	(441)	218	980	(1,753)	(631)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	6,262	9,146	-	2,939
Realized capital gain (loss) on sales of fund shares	12,702	3,241	36,960	135	3,358
Change in unrealized appreciation/depreciation on investments during the year	(2,234)	24,479	(10,945)	4,833	(3,516)
Net realized and unrealized capital gain (loss) on investments	10,468	33,982	35,161	4,968	2,781
Net increase (decrease) in net assets from operations	$10,027	$34,200	$36,141	$3,215	$2,150

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Investment income (loss):
Dividend distributions	$5,508	$569	$251	$250	$53,248
Expenses:
Mortality and expense risk charge	(1,006)	(1,338)	(455)	(513)	(9,809)
Other expense charge	(862)	(285)	(123)	(67)	(2,879)
Net investment income (loss)	3,640	(1,054)	(327)	(330)	40,560

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,342	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,290	22,607	7,559	5,148	7,204
Change in unrealized appreciation/depreciation on investments during the year	67,298	11,321	7,542	5,361	32,160
Net realized and unrealized capital gain (loss) on investments	79,930	33,928	15,101	10,509	39,364
Net increase (decrease) in net assets from operations	$83,570	$32,874	$14,774	$10,179	$79,924

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Guggenheim VIF World Equity Income	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity
Investment income (loss):
Dividend distributions	$16,361	$5,246	$1,561	$-	$79
Expenses:
Mortality and expense risk charge	(1,037)	(6,420)	(441)	(3)	(24)
Other expense charge	(909)	(1,641)	(75)	(3)	(19)
Net investment income (loss)	14,415	(2,815)	1,045	(6)	36

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10,378	2,239	-	514
Realized capital gain (loss) on sales of fund shares	36,357	(5,139)	21	379	(3)
Change in unrealized appreciation/depreciation on investments during the year	3,038	72,075	(203)	(1)	571
Net realized and unrealized capital gain (loss) on investments	39,395	77,314	2,057	378	1,082
Net increase (decrease) in net assets from operations	$53,810	$74,499	$3,102	$372	$1,118

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities
Investment income (loss):
Dividend distributions	$9,632	$106	$29	$10,706	$15,181
Expenses:
Mortality and expense risk charge	(6,497)	(145)	(422)	(1,077)	(4,323)
Other expense charge	(1,193)	(24)	(68)	(656)	(1,170)
Net investment income (loss)	1,942	(63)	(461)	8,973	9,688

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	12,030	-	1,814	5,833	-
Realized capital gain (loss) on sales of fund shares	5,192	12	(6,167)	(1,292)	(19,260)
Change in unrealized appreciation/depreciation on investments during the year	36,599	2,233	9,917	25,042	10,954
Net realized and unrealized capital gain (loss) on investments	53,821	2,245	5,564	29,583	(8,306)
Net increase (decrease) in net assets from operations	$55,763	$2,182	$5,103	$38,556	$1,382

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco V.I. Growth and Income	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$5,264	$1,865	$2,419	$1,521	$1,478
Expenses:
Mortality and expense risk charge	(581)	(12,220)	(962)	(401)	(696)
Other expense charge	(489)	(1,214)	(371)	(259)	(651)
Net investment income (loss)	4,194	(11,569)	1,086	861	131

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	16,939	-	-	-	9,732
Realized capital gain (loss) on sales of fund shares	(228)	88,604	9,513	(889)	675
Change in unrealized appreciation/depreciation on investments during the year	11,961	(13,318)	25,899	13,592	24,418
Net realized and unrealized capital gain (loss) on investments	28,672	75,286	35,412	12,703	34,825
Net increase (decrease) in net assets from operations	$32,866	$63,717	$36,498	$13,564	$34,956

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy VIP Advantus Real Estate Securities (c)	Ivy VIP Asset Strategy (c)
Investment income (loss):
Dividend distributions	$-	$28,147	$-	$1,288	$2,679
Expenses:
Mortality and expense risk charge	(588)	(11,074)	(540)	(1,199)	(1,603)
Other expense charge	(178)	(2,329)	(101)	(192)	(328)
Net investment income (loss)	(766)	14,744	(641)	(103)	748

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,136	147,625	2,518	12,037	-
Realized capital gain (loss) on sales of fund shares	(6)	1,348	1,087	(4,928)	(6,885)
Change in unrealized appreciation/depreciation on investments during the year	4,128	58,011	3,115	(2,950)	34,133
Net realized and unrealized capital gain (loss) on investments	11,258	206,984	6,720	4,159	27,248
Net increase (decrease) in net assets from operations	$10,492	$221,728	$6,079	$4,056	$27,996

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Ivy VIP Balanced (c)	Ivy VIP Core Equity (c)	Ivy VIP Dividend Opportunities (c)	Ivy VIP Energy (c)	Ivy VIP Global Bond (c)
Investment income (loss):
Dividend distributions	$988	$384	$364	$1,023	$3,067
Expenses:
Mortality and expense risk charge	(161)	(229)	(76)	(658)	(313)
Other expense charge	(120)	(168)	(55)	(202)	(217)
Net investment income (loss)	707	(13)	233	163	2,537

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,748	3,475	940	-	-
Realized capital gain (loss) on sales of fund shares	(43)	(66)	-	(2,946)	(474)
Change in unrealized appreciation/depreciation on investments during the year	4,035	13,009	2,936	(14,846)	2,142
Net realized and unrealized capital gain (loss) on investments	5,740	16,418	3,876	(17,792)	1,668
Net increase (decrease) in net assets from operations	$6,447	$16,405	$4,109	$(17,629)	$4,205

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Ivy VIP Global Growth (c)	Ivy VIP Growth (c)	Ivy VIP High Income (c)	Ivy VIP International Core Equity (c)	Ivy VIP Mid Cap Growth (c)
Investment income (loss):
Dividend distributions	$1	$695	$129,591	$7,685	$-
Expenses:
Mortality and expense risk charge	(4)	(769)	(5,315)	(2,179)	(354)
Other expense charge	(3)	(549)	(2,731)	(1,108)	(203)
Net investment income (loss)	(6)	(623)	121,545	4,398	(557)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	36	24,738	-	-	2,755
Realized capital gain (loss) on sales of fund shares	-	(1,577)	(51,142)	332	1,490
Change in unrealized appreciation/depreciation on investments during the year	260	50,356	(5,562)	109,005	19,470
Net realized and unrealized capital gain (loss) on investments	296	73,517	(56,704)	109,337	23,715
Net increase (decrease) in net assets from operations	$290	$72,894	$64,841	$113,735	$23,158

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Ivy VIP Science and Technology (c)	Ivy VIP Small Cap Core (c)	Ivy VIP Small Cap Growth (c)	Ivy VIP Value (c)	Janus Henderson VIT Enterprise (c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$3,116	$940
Expenses:
Mortality and expense risk charge	(1,815)	(1,093)	(772)	(576)	(5,943)
Other expense charge	(350)	(543)	(232)	(419)	(1,339)
Net investment income (loss)	(2,165)	(1,636)	(1,004)	2,121	(6,342)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	14,274	33,558	2,647	4,226	42,989
Realized capital gain (loss) on sales of fund shares	7,402	16,745	(81)	(432)	38,271
Change in unrealized appreciation/depreciation on investments during the year	26,928	(10,623)	21,145	19,441	79,262
Net realized and unrealized capital gain (loss) on investments	48,604	39,680	23,711	23,235	160,522
Net increase (decrease) in net assets from operations	$46,439	$38,044	$22,707	$25,356	$154,180

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Janus Henderson VIT Forty (c)	Janus Henderson VIT Mid Cap Value (c)	Janus Henderson VIT Overseas (c)	Janus Henderson VIT Research (c)	JPMorgan Insurance Trust Core Bond Portfolio
Investment income (loss):
Dividend distributions	$-	$438	$1,383	$43	$867
Expenses:
Mortality and expense risk charge	(440)	(1,136)	(931)	(45)	(59)
Other expense charge	(145)	(285)	(166)	(34)	(68)
Net investment income (loss)	(585)	(983)	286	(36)	740

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,220	2,571	-	170	-
Realized capital gain (loss) on sales of fund shares	18,291	(1,633)	(9)	(6)	(47)
Change in unrealized appreciation/depreciation on investments during the year	4,938	23,398	20,248	3,978	(98)
Net realized and unrealized capital gain (loss) on investments	32,449	24,336	20,239	4,142	(145)
Net increase (decrease) in net assets from operations	$31,864	$23,353	$20,525	$4,106	$595

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC	Lord Abbett Series Classic Stock VC
Investment income (loss):
Dividend distributions	$132	$1,278	$28,193	$5,539	$145
Expenses:
Mortality and expense risk charge	(446)	(819)	(4,358)	(1,298)	(4)
Other expense charge	(233)	(338)	(1,076)	(283)	(5)
Net investment income (loss)	(547)	121	22,759	3,958	136

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	797	1,870	6,642	16,124	1,224
Realized capital gain (loss) on sales of fund shares	553	967	1,666	204	2
Change in unrealized appreciation/depreciation on investments during the year	16,103	28,491	14,075	8,365	(960)
Net realized and unrealized capital gain (loss) on investments	17,453	31,328	22,383	24,693	266
Net increase (decrease) in net assets from operations	$16,906	$31,449	$45,142	$28,651	$402

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation
Investment income (loss):
Dividend distributions	$-	$316	$3,827	$1,132	$299
Expenses:
Mortality and expense risk charge	(320)	(387)	(1,088)	(1,225)	(127)
Other expense charge	(226)	(101)	(549)	(252)	(19)
Net investment income (loss)	(546)	(172)	2,190	(345)	153

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	5,149	-	-	25
Realized capital gain (loss) on sales of fund shares	3,185	75	(7,612)	5,059	(29)
Change in unrealized appreciation/depreciation on investments during the year	30,902	(2,490)	19,940	32,148	706
Net realized and unrealized capital gain (loss) on investments	34,087	2,734	12,328	37,207	702
Net increase (decrease) in net assets from operations	$33,541	$2,562	$14,518	$36,862	$855

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	MFS VIT High Yield	MFS VIT II Research International	MFS VIT International Value	MFS VIT New Discovery	MFS VIT Research
Investment income (loss):
Dividend distributions	$818	$1,974	$10,725	$-	$842
Expenses:
Mortality and expense risk charge	(96)	(356)	(4,188)	(819)	(190)
Other expense charge	(25)	(233)	(1,708)	(404)	(144)
Net investment income (loss)	697	1,385	4,829	(1,223)	508

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	782	4,132	5,049
Realized capital gain (loss) on sales of fund shares	5,129	250	31,244	5,674	28
Change in unrealized appreciation/depreciation on investments during the year	(2,508)	26,535	164,850	39,732	9,344
Net realized and unrealized capital gain (loss) on investments	2,621	26,785	196,876	49,538	14,421
Net increase (decrease) in net assets from operations	$3,318	$28,170	$201,705	$48,315	$14,929

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	MFS VIT Total Return	MFS VIT Total Return Bond	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Debt (c)	Morgan Stanley VIF Emerging Markets Equity (c)
Investment income (loss):
Dividend distributions	$4,756	$3,979	$18,140	$7,988	$2,240
Expenses:
Mortality and expense risk charge	(1,395)	(921)	(3,518)	(320)	(2,953)
Other expense charge	(368)	(237)	(852)	(284)	(612)
Net investment income (loss)	2,993	2,821	13,770	7,384	(1,325)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,105	-	-	-	-
Realized capital gain (loss) on sales of fund shares	859	(216)	(2,891)	23	4,790
Change in unrealized appreciation/depreciation on investments during the year	10,704	1,405	42,111	1,883	82,549
Net realized and unrealized capital gain (loss) on investments	17,668	1,189	39,220	1,906	87,339
Net increase (decrease) in net assets from operations	$20,661	$4,010	$52,990	$9,290	$86,014

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Investment income (loss):
Dividend distributions	$5,435	$12,821	$5,457	$5,580	$1,805
Expenses:
Mortality and expense risk charge	(1,875)	(8,715)	(2,841)	(4,697)	(889)
Other expense charge	(743)	(1,504)	(580)	(824)	(193)
Net investment income (loss)	2,817	2,602	2,036	59	723

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	26,721	48,401	1,486	21,749	4,780
Realized capital gain (loss) on sales of fund shares	180	1,125	(48)	6,286	(208)
Change in unrealized appreciation/depreciation on investments during the year	19,610	33,719	11,484	37,461	3,231
Net realized and unrealized capital gain (loss) on investments	46,511	83,245	12,922	65,496	7,803
Net increase (decrease) in net assets from operations	$49,328	$85,847	$14,958	$65,555	$8,526

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA
Investment income (loss):
Dividend distributions	$173	$113	$4,858	$1,045	$7,735
Expenses:
Mortality and expense risk charge	(711)	(326)	(6,851)	(340)	(2,956)
Other expense charge	(103)	(55)	(1,361)	(95)	(1,648)
Net investment income (loss)	(641)	(268)	(3,354)	610	3,131

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,332	1,213	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,379)	60	9,842	776	(193)
Change in unrealized appreciation/depreciation on investments during the year	8,609	3,197	173,348	1,196	171,514
Net realized and unrealized capital gain (loss) on investments	12,562	4,470	183,190	1,972	171,321
Net increase (decrease) in net assets from operations	$11,921	$4,202	$179,836	$2,582	$174,452

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)
Investment income (loss):
Dividend distributions	$3,317	$11,215	$2,631	$31,357	$1,006
Expenses:
Mortality and expense risk charge	(2,477)	(2,160)	(65)	(4,765)	(163)
Other expense charge	(1,045)	(472)	(49)	(1,273)	(130)
Net investment income (loss)	(205)	8,583	2,517	25,319	713

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	27,662	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,676)	(857)	(952)	(583)	187
Change in unrealized appreciation/depreciation on investments during the year	36,954	21,143	(722)	23,212	4,609
Net realized and unrealized capital gain (loss) on investments	62,940	20,286	(1,674)	22,629	4,796
Net increase (decrease) in net assets from operations	$62,735	$28,869	$843	$47,948	$5,509

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Low Duration Administrative Class (e)	PIMCO VIT Real Return Administrative Class (e)
Investment income (loss):
Dividend distributions	$1,623	$78,270	$16,244	$407	$68
Expenses:
Mortality and expense risk charge	(144)	(14,420)	(6,382)	(81)	(7)
Other expense charge	(160)	(2,817)	(2,874)	(57)	(10)
Net investment income (loss)	1,319	61,033	6,988	269	51

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,026	70,376	(2,598)	(1)	-
Change in unrealized appreciation/depreciation on investments during the year	2,982	(38,549)	(873)	2	210
Net realized and unrealized capital gain (loss) on investments	4,008	31,827	(3,471)	1	210
Net increase (decrease) in net assets from operations	$5,327	$92,860	$3,517	$270	$261

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Equity Income VCT
Investment income (loss):
Dividend distributions	$15,830	$21,155	$25,716	$12,869	$2,620
Expenses:
Mortality and expense risk charge	(1,923)	(3,422)	(3,927)	(1,411)	(735)
Other expense charge	(1,367)	(2,521)	(2,632)	(943)	(338)
Net investment income (loss)	12,540	15,212	19,157	10,515	1,547

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	1,671	13,690
Realized capital gain (loss) on sales of fund shares	(2,499)	1,080	(5,297)	(307)	7,650
Change in unrealized appreciation/depreciation on investments during the year	10,074	7,366	40,129	3,342	836
Net realized and unrealized capital gain (loss) on investments	7,575	8,446	34,832	4,706	22,176
Net increase (decrease) in net assets from operations	$20,115	$23,658	$53,989	$15,221	$23,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund
Investment income (loss):
Dividend distributions	$6,621	$395	$4,399	$3,252	$-
Expenses:
Mortality and expense risk charge	(529)	(133)	(878)	(2,001)	(26,706)
Other expense charge	(373)	(32)	(245)	(619)	(6,193)
Net investment income (loss)	5,719	230	3,276	632	(32,899)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,133	130	-	-
Realized capital gain (loss) on sales of fund shares	(1,574)	(109)	-	(247)	(16,642)
Change in unrealized appreciation/depreciation on investments during the year	(436)	(854)	1,532	2,390	501,658
Net realized and unrealized capital gain (loss) on investments	(2,010)	170	1,662	2,143	485,016
Net increase (decrease) in net assets from operations	$3,709	$400	$4,938	$2,775	$452,117

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Putnam VT Absolute Return 500	Putnam VT Capital Opportunities	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation
Investment income (loss):
Dividend distributions	$-	$88	$8,218	$11,126	$1,207
Expenses:
Mortality and expense risk charge	(8,070)	(221)	(597)	(3,240)	(864)
Other expense charge	(1,761)	(34)	(291)	(1,249)	(118)
Net investment income (loss)	(9,831)	(167)	7,330	6,637	225

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,450	-	19,707	2,865
Realized capital gain (loss) on sales of fund shares	(2,032)	(16)	(720)	14,224	4,232
Change in unrealized appreciation/depreciation on investments during the year	69,442	(457)	3,274	71,141	1,162
Net realized and unrealized capital gain (loss) on investments	67,410	977	2,554	105,072	8,259
Net increase (decrease) in net assets from operations	$57,579	$810	$9,884	$111,709	$8,484

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Putnam VT High Yield	Putnam VT Income	Putnam VT Investors	Rational Dynamic Momentum VA (a)	Redwood Managed Volatility
Investment income (loss):
Dividend distributions	$1,183	$709	$1,475	$-	$617,410
Expenses:
Mortality and expense risk charge	(6,310)	(50)	(399)	(3,972)	(138,710)
Other expense charge	(2,529)	(39)	(235)	(4,966)	(20,071)
Net investment income (loss)	(7,656)	620	841	(8,938)	458,629

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	7,241	-	-
Realized capital gain (loss) on sales of fund shares	7,014	(6)	2,098	93	463,069
Change in unrealized appreciation/depreciation on investments during the year	54,762	312	15,472	299,437	(252,074)
Net realized and unrealized capital gain (loss) on investments	61,776	306	24,811	299,530	210,995
Net increase (decrease) in net assets from operations	$54,120	$926	$25,652	$290,592	$669,624

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Investment income (loss):
Dividend distributions	$1,002	$3,631	$-	$-	$2,496
Expenses:
Mortality and expense risk charge	(2,385)	(8,004)	(3,108)	(629)	(2,663)
Other expense charge	(623)	(1,372)	(619)	(285)	(416)
Net investment income (loss)	(2,006)	(5,745)	(3,727)	(914)	(583)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,762	-	-	7,028
Realized capital gain (loss) on sales of fund shares	14,547	42,575	(22,452)	39,017	9,989
Change in unrealized appreciation/depreciation on investments during the year	26,918	89,825	70,320	(8,653)	6,826
Net realized and unrealized capital gain (loss) on investments	41,465	134,162	47,868	30,364	23,843
Net increase (decrease) in net assets from operations	$39,459	$128,417	$44,141	$29,450	$23,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy
Investment income (loss):
Dividend distributions	$183	$-	$987	$-	$425
Expenses:
Mortality and expense risk charge	(4,917)	(814)	(2,596)	(2,230)	(160)
Other expense charge	(973)	(295)	(311)	(245)	(167)
Net investment income (loss)	(5,707)	(1,109)	(1,920)	(2,475)	98

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,381	-	-	-	-
Realized capital gain (loss) on sales of fund shares	91,074	44,412	(8,928)	(7,416)	2,248
Change in unrealized appreciation/depreciation on investments during the year	155,575	2,257	(12,029)	(41,380)	8,909
Net realized and unrealized capital gain (loss) on investments	253,030	46,669	(20,957)	(48,796)	11,157
Net increase (decrease) in net assets from operations	$247,323	$45,560	$(22,877)	$(51,271)	$11,255

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet
Investment income (loss):
Dividend distributions	$1,087	$1,185	$-	$5,677	$-
Expenses:
Mortality and expense risk charge	(2,822)	(986)	(4,080)	(10,119)	(702)
Other expense charge	(636)	(146)	(797)	(2,135)	(254)
Net investment income (loss)	(2,371)	53	(4,877)	(6,577)	(956)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	23,424	-	757
Realized capital gain (loss) on sales of fund shares	62,770	28,129	(6,277)	13,711	8,627
Change in unrealized appreciation/depreciation on investments during the year	(11,567)	8,505	39,135	13,725	21,312
Net realized and unrealized capital gain (loss) on investments	51,203	36,634	56,282	27,436	30,696
Net increase (decrease) in net assets from operations	$48,832	$36,687	$51,405	$20,859	$29,740

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(560)	(349)	(91)	(1,847)	(266)
Other expense charge	(32)	(203)	(23)	(251)	(25)
Net investment income (loss)	(592)	(552)	(114)	(2,098)	(291)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(50,901)	780	(10,994)	(35,130)	(28,765)
Change in unrealized appreciation/depreciation on investments during the year	37,140	(10,886)	6,220	(19,371)	13,231
Net realized and unrealized capital gain (loss) on investments	(13,761)	(10,106)	(4,774)	(54,501)	(15,534)
Net increase (decrease) in net assets from operations	$(14,353)	$(10,658)	$(4,888)	$(56,599)	$(15,825)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100
Investment income (loss):
Dividend distributions	$-	$-	$97	$-	$-
Expenses:
Mortality and expense risk charge	(1,796)	(5)	(144)	(4,561)	(15,018)
Other expense charge	(248)	(3)	(43)	(858)	(3,294)
Net investment income (loss)	(2,044)	(8)	(90)	(5,419)	(18,312)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	78	107,756	106,614
Realized capital gain (loss) on sales of fund shares	(24,993)	(28)	1,891	64,566	277,833
Change in unrealized appreciation/depreciation on investments during the year	3,049	87	312	(62,943)	44,175
Net realized and unrealized capital gain (loss) on investments	(21,944)	59	2,281	109,379	428,622
Net increase (decrease) in net assets from operations	$(23,988)	$51	$2,191	$103,960	$410,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Investment income (loss):
Dividend distributions	$-	$117	$35,905	$28,388	$-
Expenses:
Mortality and expense risk charge	(10,073)	(1,135)	(7,451)	(1,717)	(298)
Other expense charge	(2,812)	(229)	(1,340)	(817)	(51)
Net investment income (loss)	(12,885)	(1,247)	27,114	25,854	(349)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	17,143	10,299	-	-	-
Realized capital gain (loss) on sales of fund shares	284,219	17,811	(111,753)	(39,826)	(1,003)
Change in unrealized appreciation/depreciation on investments during the year	382,299	6,254	49,784	(3,282)	4,849
Net realized and unrealized capital gain (loss) on investments	683,661	34,364	(61,969)	(43,108)	3,846
Net increase (decrease) in net assets from operations	$670,776	$33,117	$(34,855)	$(17,254)	$3,497

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$3,162
Expenses:
Mortality and expense risk charge	(1,339)	(2,290)	(10,014)	(21,861)	(1,282)
Other expense charge	(183)	(586)	(3,963)	(4,328)	(710)
Net investment income (loss)	(1,522)	(2,876)	(13,977)	(26,189)	1,170

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,320	26,740	82,215	91,540	19,319
Realized capital gain (loss) on sales of fund shares	5,569	(17,585)	124,514	79,250	521
Change in unrealized appreciation/depreciation on investments during the year	7,300	(24,864)	499,832	266,812	20,385
Net realized and unrealized capital gain (loss) on investments	16,189	(15,709)	706,561	437,602	40,225
Net increase (decrease) in net assets from operations	$14,667	$(18,585)	$692,584	$411,413	$41,395

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,085)	(3,063)	(5,581)	(4,214)	(9)
Other expense charge	(448)	(310)	(835)	(377)	(1)
Net investment income (loss)	(1,533)	(3,373)	(6,416)	(4,591)	(10)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	32,358	15,498	5,331	34
Realized capital gain (loss) on sales of fund shares	11,131	9,318	67,250	(72,053)	918
Change in unrealized appreciation/depreciation on investments during the year	29,989	(23,563)	(1,951)	(8,615)	(2,113)
Net realized and unrealized capital gain (loss) on investments	41,120	18,113	80,797	(75,337)	(1,161)
Net increase (decrease) in net assets from operations	$39,587	$14,740	$74,381	$(79,928)	$(1,171)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (d)	Rydex VIF Utilities
Investment income (loss):
Dividend distributions	$-	$530	$124	$501	$9,721
Expenses:
Mortality and expense risk charge	(2,734)	(644)	(2,579)	(146,878)	(6,674)
Other expense charge	(718)	(68)	(972)	(36,158)	(2,181)
Net investment income (loss)	(3,452)	(182)	(3,427)	(182,535)	866

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,909	698	-	1,339	9,906
Realized capital gain (loss) on sales of fund shares	67,255	736	123,937	-	15,406
Change in unrealized appreciation/depreciation on investments during the year	18,684	(2,357)	70,576	-	(9,944)
Net realized and unrealized capital gain (loss) on investments	91,848	(923)	194,513	1,339	15,368
Net increase (decrease) in net assets from operations	$88,396	$(1,105)	$191,086	$(181,196)	$16,234

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Rydex VIF Weakening Dollar 2x Strategy	SEI VP Balanced Strategy	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Growth Strategy
Investment income (loss):
Dividend distributions	$-	$3,737	$551	$1,916	$262
Expenses:
Mortality and expense risk charge	(363)	(3,123)	(252)	(1,927)	(211)
Other expense charge	(16)	(491)	(63)	(286)	(34)
Net investment income (loss)	(379)	123	236	(297)	17

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	152	470	-
Realized capital gain (loss) on sales of fund shares	(33,627)	1,166	917	(3)	14
Change in unrealized appreciation/depreciation on investments during the year	1,110	23,703	8	1,219	1,854
Net realized and unrealized capital gain (loss) on investments	(32,517)	24,869	1,077	1,686	1,868
Net increase (decrease) in net assets from operations	$(32,896)	$24,992	$1,313	$1,389	$1,885

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	SEI VP Market Plus Strategy	SEI VP Moderate Strategy	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Investment income (loss):
Dividend distributions	$1,067	$568	$-	$13,990	$-
Expenses:
Mortality and expense risk charge	(195)	(408)	(14,659)	(3,867)	(8,881)
Other expense charge	(142)	(61)	(6,344)	(1,727)	(1,870)
Net investment income (loss)	730	99	(21,003)	8,396	(10,751)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	91	53,374	93,226	32,376
Realized capital gain (loss) on sales of fund shares	5	9	82,247	787	50,670
Change in unrealized appreciation/depreciation on investments during the year	11,597	1,823	753,302	28,157	135,125
Net realized and unrealized capital gain (loss) on investments	11,602	1,923	888,923	122,170	218,171
Net increase (decrease) in net assets from operations	$12,332	$2,022	$867,920	$130,566	$207,420

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund
Investment income (loss):
Dividend distributions	$3,223	$7,692	$17,268	$-	$567
Expenses:
Mortality and expense risk charge	(1,251)	(3,791)	(1,393)	(6,404)	(124)
Other expense charge	(476)	(1,540)	(1,388)	(2,585)	(39)
Net investment income (loss)	1,496	2,361	14,487	(8,989)	404

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	4,368	-
Realized capital gain (loss) on sales of fund shares	(1,402)	47,083	9,765	(11,196)	2,694
Change in unrealized appreciation/depreciation on investments during the year	670	192,226	81,666	19,856	3,454
Net realized and unrealized capital gain (loss) on investments	(732)	239,309	91,431	13,028	6,148
Net increase (decrease) in net assets from operations	$764	$241,670	$105,918	$4,039	$6,552

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Third Avenue Value	VanEck VIP Global Gold	VanEck VIP Global Hard Assets	Vanguard VIF Balanced	Vanguard VIF Capital Growth
Investment income (loss):
Dividend distributions	$164	$35,895	$-	$447	$2,271
Expenses:
Mortality and expense risk charge	(242)	(2,973)	(3,109)	(775)	(3,267)
Other expense charge	(39)	(372)	(443)	(378)	(1,491)
Net investment income (loss)	(117)	32,550	(3,552)	(706)	(2,487)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	705	4,991
Realized capital gain (loss) on sales of fund shares	(1)	(52,963)	(25,626)	185	2,258
Change in unrealized appreciation/depreciation on investments during the year	2,290	93,579	(57)	7,900	59,398
Net realized and unrealized capital gain (loss) on investments	2,289	40,616	(25,683)	8,790	66,647
Net increase (decrease) in net assets from operations	$2,172	$73,166	$(29,235)	$8,084	$64,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth
Investment income (loss):
Dividend distributions	$9,643	$5,709	$12,280	$288	$394
Expenses:
Mortality and expense risk charge	(15,652)	(2,571)	(5,877)	(654)	(1,405)
Other expense charge	(7,494)	(1,088)	(3,022)	(495)	(716)
Net investment income (loss)	(13,503)	2,050	3,381	(861)	(1,727)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,559	19,044	15,460	492	4,662
Realized capital gain (loss) on sales of fund shares	2,913	(3,015)	2,208	8,327	10,052
Change in unrealized appreciation/depreciation on investments during the year	107,068	4,371	71,084	2,724	13,403
Net realized and unrealized capital gain (loss) on investments	118,540	20,400	88,752	11,543	28,117
Net increase (decrease) in net assets from operations	$105,037	$22,450	$92,133	$10,682	$26,390

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index
Investment income (loss):
Dividend distributions	$24,719	$384	$3,848	$13,036	$4,223
Expenses:
Mortality and expense risk charge	(3,969)	(2,476)	(1,143)	(4,041)	(1,998)
Other expense charge	(2,803)	(2,084)	(455)	(3,482)	(659)
Net investment income (loss)	17,947	(4,176)	2,250	5,513	1,566

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	235	14,067	14,446	7,530
Realized capital gain (loss) on sales of fund shares	6,753	3,856	(6,818)	188	(13,571)
Change in unrealized appreciation/depreciation on investments during the year	2,602	88,225	10,885	57,698	6,918
Net realized and unrealized capital gain (loss) on investments	9,355	92,316	18,134	72,332	877
Net increase (decrease) in net assets from operations	$27,302	$88,140	$20,384	$77,845	$2,443

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Virtus Duff & Phelps International Series (c)
Investment income (loss):
Dividend distributions	$3,976	$1,514	$6,204	$7,640	$12,399
Expenses:
Mortality and expense risk charge	(572)	(1,225)	(1,887)	(4,732)	(1,069)
Other expense charge	(761)	(467)	(3,305)	(2,333)	(1,234)
Net investment income (loss)	2,643	(178)	1,012	575	10,096

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	343	20,868	835	20,820	-
Realized capital gain (loss) on sales of fund shares	(2,167)	(10,310)	(9,153)	6,210	2,297
Change in unrealized appreciation/depreciation on investments during the year	33	13,793	15,188	50,515	69,801
Net realized and unrealized capital gain (loss) on investments	(1,791)	24,351	6,870	77,545	72,098
Net increase (decrease) in net assets from operations	$852	$24,173	$7,882	$78,120	$82,194

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	Virtus Duff & Phelps Real Estate Securities Series (c)	Virtus KAR Small-Cap Growth Series (c)	Virtus Newfleet Multi-Sector Intermediate Bond Series (c)	Virtus Rampart Equity Trend Series (c)	Virtus Strategic Allocation Series
Investment income (loss):
Dividend distributions	$3,696	$-	$48,550	$-	$197
Expenses:
Mortality and expense risk charge	(2,120)	(1,969)	(6,360)	(15,594)	(129)
Other expense charge	(484)	(776)	(1,883)	(2,256)	(21)
Net investment income (loss)	1,092	(2,745)	40,307	(17,850)	47

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	24,383	30,702	-	29,744	71
Realized capital gain (loss) on sales of fund shares	(17,331)	7,068	927	(32,799)	(29)
Change in unrealized appreciation/depreciation on investments during the year	4,016	95,055	(1,967)	237,690	1,523
Net realized and unrealized capital gain (loss) on investments	11,068	132,825	(1,040)	234,635	1,565
Net increase (decrease) in net assets from operations	$12,160	$130,080	$39,267	$216,785	$1,612

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo International Equity VT	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT
Investment income (loss):
Dividend distributions	$3,866	$2,127	$1,316	$8	$51
Expenses:
Mortality and expense risk charge	(674)	(353)	(104)	(773)	(234)
Other expense charge	(221)	(185)	(96)	(125)	(75)
Net investment income (loss)	2,971	1,589	1,116	(890)	(258)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	2,046	619
Realized capital gain (loss) on sales of fund shares	392	902	(64)	(56)	165
Change in unrealized appreciation/depreciation on investments during the year	7,565	1,259	7,654	15,493	7,142
Net realized and unrealized capital gain (loss) on investments	7,957	2,161	7,590	17,483	7,926
Net increase (decrease) in net assets from operations	$10,928	$3,750	$8,706	$16,593	$7,668

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2017

Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$3,041
Expenses:
Mortality and expense risk charge	(475)
Other expense charge	(154)
Net investment income (loss)	2,412

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on sales of fund shares	211
Change in unrealized appreciation/depreciation on investments during the year	3,030
Net realized and unrealized capital gain (loss) on investments	3,241
Net increase (decrease) in net assets from operations	$5,653

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2017 and 2016

	7Twelve Balanced Portfolio		AB VPS Dynamic Asset Allocation		AB VPS Global Thematic Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(567)	$(630)	$-	$68	$(13)	$(25)
Capital gains distributions	-	-	-	6	-	-
Realized capital gain (loss) on sales of fund shares	7,406	(635)	-	15	1,131	293
Change in unrealized appreciation/depreciation on investments during the year	23,040	15,836	(34)	500	4,538	-
Net increase (decrease) in net assets from operations	29,879	14,571	(34)	589	5,656	268

From contract owner transactions:
Variable annuity deposits	450,399	-	-	-	-	-
Contract owner maintenance charges	(151)	(137)	-	-	-	-
Terminations and withdrawals	(1)	-	-	-	(10,018)	-
Transfers between subaccounts, net	43,200	(39,942)	44,230	(24,973)	46,516	(268)
Net increase (decrease) in net assets from contract owner transactions	493,447	(40,079)	44,230	(24,973)	36,498	(268)
Net increase (decrease) in net assets	523,326	(25,508)	44,196	(24,384)	42,154	-
Net assets at beginning of year	151,872	177,380	-	24,384	-	-
Net assets at end of year	$675,198	$151,872	$44,196	$-	$42,154	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	AB VPS Growth and Income		AB VPS Small/Mid Cap Value		Alger Capital Appreciation
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,611	$889	$(2,667)	$(1,844)	$(5,528)	$(6,569)
Capital gains distributions	31,834	13,453	14,756	10,353	60,963	3,869
Realized capital gain (loss) on sales of fund shares	(17,325)	(3,663)	2,899	(36)	6,137	(39,612)
Change in unrealized appreciation/depreciation on investments during the year	678	5,378	19,824	39,910	85,083	36,812
Net increase (decrease) in net assets from operations	18,798	16,057	34,812	48,383	146,655	(5,500)

From contract owner transactions:
Variable annuity deposits	7	-	-	1,602	22,522	19,591
Contract owner maintenance charges	(1)	(12)	(46)	(9)	(84)	(33)
Terminations and withdrawals	(2,081)	(5,843)	(60,727)	(265)	(62,800)	(74,408)
Transfers between subaccounts, net	(51,917)	(10,014)	58,695	91,717	450,216	(28,286)
Net increase (decrease) in net assets from contract owner transactions	(53,992)	(15,869)	(2,078)	93,045	409,854	(83,136)
Net increase (decrease) in net assets	(35,194)	188	32,734	141,428	556,509	(88,636)
Net assets at beginning of year	141,811	141,623	308,163	166,735	429,759	518,395
Net assets at end of year	$106,617	$141,811	$340,897	$308,163	$986,268	$429,759

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Alger Large Cap Growth		ALPS/Alerian Energy Infrastructure		American Century VP Income & Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(425)	$(414)	$3,384	$4,160	$7,655	$7,966
Capital gains distributions	9,494	277	-	-	10,099	10,517
Realized capital gain (loss) on sales of fund shares	23	(14,077)	(997)	(7,884)	2,855	(32,346)
Change in unrealized appreciation/depreciation on investments during the year	12,858	7,591	(13,304)	78,703	66,022	70,224
Net increase (decrease) in net assets from operations	21,950	(6,623)	(10,917)	74,979	86,631	56,361

From contract owner transactions:
Variable annuity deposits	7,399	-	125,942	71,155	52,904	-
Contract owner maintenance charges	-	-	(295)	(18)	(915)	(832)
Terminations and withdrawals	-	-	(45,385)	(25,295)	(54,920)	(66,240)
Transfers between subaccounts, net	-	(83,799)	1,779	149,580	7,799	(115,439)
Net increase (decrease) in net assets from contract owner transactions	7,399	(83,799)	82,041	195,422	4,868	(182,511)
Net increase (decrease) in net assets	29,349	(90,422)	71,124	270,401	91,499	(126,150)
Net assets at beginning of year	74,382	164,804	405,791	135,390	454,080	580,230
Net assets at end of year	$103,731	$74,382	$476,915	$405,791	$545,579	$454,080

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century VP Inflation Protection		American Century VP International		American Century VP Mid Cap Value (e)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,269	$1,464	$768	$768	$1,182	$2,001
Capital gains distributions	-	811	-	-	5,895	15,746
Realized capital gain (loss) on sales of fund shares	93	586	12,180	(144)	14,133	7,597
Change in unrealized appreciation/depreciation on investments during the year	1,308	2,383	26,964	(11,463)	11,340	37,968
Net increase (decrease) in net assets from operations	4,670	5,244	39,912	(10,839)	32,550	63,312

From contract owner transactions:
Variable annuity deposits	-	2,171	703	-	17,926	75,566
Contract owner maintenance charges	-	-	-	-	(139)	(21)
Terminations and withdrawals	(1,915)	(20,532)	(1,501)	(1,503)	(88,644)	(23,784)
Transfers between subaccounts, net	29,279	111,483	(100,000)	(386)	(1,049)	(77,431)
Net increase (decrease) in net assets from contract owner transactions	27,364	93,122	(100,798)	(1,889)	(71,906)	(25,670)
Net increase (decrease) in net assets	32,034	98,366	(60,886)	(12,728)	(39,356)	37,642
Net assets at beginning of year	147,047	48,681	169,124	181,852	349,535	311,893
Net assets at end of year	$179,081	$147,047	$108,238	$169,124	$310,179	$349,535

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Century VP Value		American Funds IS Asset Allocation		American Funds IS Blue Chip Income and Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,213	$4,723	$46,831	$(4,116)	$11,179	$60,343
Capital gains distributions	-	-	191,184	27,408	263,577	30,341
Realized capital gain (loss) on sales of fund shares	31,361	(1,913)	7,570	(55,634)	(17,903)	82,986
Change in unrealized appreciation/depreciation on investments during the year	3,477	74,239	280,913	98,736	(10,795)	72,126
Net increase (decrease) in net assets from operations	39,051	77,049	526,498	66,394	246,058	245,796

From contract owner transactions:
Variable annuity deposits	18,226	47,429	103,239	447,845	1,202,300	20,894
Contract owner maintenance charges	(255)	(312)	-	-	(315)	(92)
Terminations and withdrawals	(1,479)	(18,801)	(215,604)	(248,987)	(87,226)	(1,195)
Transfers between subaccounts, net	(116,046)	215,738	6,017,185	(659,052)	(5,533,758)	3,330,777
Net increase (decrease) in net assets from contract owner transactions	(99,554)	244,054	5,904,820	(460,194)	(4,418,999)	3,350,384
Net increase (decrease) in net assets	(60,503)	321,103	6,431,318	(393,800)	(4,172,941)	3,596,180
Net assets at beginning of year	610,593	289,490	782,414	1,176,214	4,908,525	1,312,345
Net assets at end of year	$550,090	$610,593	$7,213,732	$782,414	$735,584	$4,908,525

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS Global Bond		American Funds IS Global Growth		American Funds IS Global Growth and Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(195)	$186	$(300)	$3	$2,020	$76
Capital gains distributions	169	65	2,720	45	2,850	-
Realized capital gain (loss) on sales of fund shares	270	(13,897)	223	(161)	149	(2,494)
Change in unrealized appreciation/depreciation on investments during the year	2,118	910	10,115	62	17,347	1,843
Net increase (decrease) in net assets from operations	2,362	(12,736)	12,758	(51)	22,366	(575)

From contract owner transactions:
Variable annuity deposits	10,704	310	35,107	-	71,635	-
Contract owner maintenance charges	-	-	-	-	(5)	(4)
Terminations and withdrawals	(11,973)	(25,899)	(2,074)	-	(526)	-
Transfers between subaccounts, net	36,641	27,562	81,363	(656)	79,607	(15,164)
Net increase (decrease) in net assets from contract owner transactions	35,372	1,973	114,396	(656)	150,711	(15,168)
Net increase (decrease) in net assets	37,734	(10,763)	127,154	(707)	173,077	(15,743)
Net assets at beginning of year	21,018	31,781	540	1,247	15,867	31,610
Net assets at end of year	$58,752	$21,018	$127,694	$540	$188,944	$15,867

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS Global Small Capitalization		American Funds IS Growth		American Funds IS Growth-Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(612)	$(95)	$540	$(354)	$2,771	$7,854
Capital gains distributions	-	1,816	19,011	5,077	112,374	8,158
Realized capital gain (loss) on sales of fund shares	284	(1,610)	860	(11,771)	1,854	(2,447)
Change in unrealized appreciation/depreciation on investments during the year	13,378	21	185,289	6,525	239,615	6,131
Net increase (decrease) in net assets from operations	13,050	132	205,700	(523)	356,614	19,696

From contract owner transactions:
Variable annuity deposits	23,281	5,006	83,731	12,981	13,174	7,509
Contract owner maintenance charges	-	(1)	(86)	(8)	(18)	(16)
Terminations and withdrawals	(890)	(127)	(33,684)	(5,318)	(14,003)	(23,102)
Transfers between subaccounts, net	59,070	(6,435)	2,098,738	(55,879)	1,188,897	939,412
Net increase (decrease) in net assets from contract owner transactions	81,461	(1,557)	2,148,699	(48,224)	1,188,050	923,803
Net increase (decrease) in net assets	94,511	(1,425)	2,354,399	(48,747)	1,544,664	943,499
Net assets at beginning of year	5,316	6,741	46,130	94,877	1,016,723	73,224
Net assets at end of year	$99,827	$5,316	$2,400,529	$46,130	$2,561,387	$1,016,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS International		American Funds IS International Growth and Income		American Funds IS Mortgage
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,384	$460	$49,963	$2,769	$518	$2,654
Capital gains distributions	8,762	7,677	-	524	479	2,187
Realized capital gain (loss) on sales of fund shares	1,787	(9,670)	(466)	(218)	(5,494)	(160)
Change in unrealized appreciation/depreciation on investments during the year	129,108	1,026	156,897	(2,979)	4,645	(4,617)
Net increase (decrease) in net assets from operations	143,041	(507)	206,394	96	148	64

From contract owner transactions:
Variable annuity deposits	4,964	7,509	5,094	5,006	131	-
Contract owner maintenance charges	(168)	(5)	-	-	(24)	(135)
Terminations and withdrawals	(6,429)	(321)	(49,573)	(898)	(132,351)	(3,061)
Transfers between subaccounts, net	705,271	(24,787)	2,714,896	21,726	(117,263)	246,796
Net increase (decrease) in net assets from contract owner transactions	703,638	(17,604)	2,670,417	25,834	(249,507)	243,600
Net increase (decrease) in net assets	846,679	(18,111)	2,876,811	25,930	(249,359)	243,664
Net assets at beginning of year	89,149	107,260	141,257	115,327	262,635	18,971
Net assets at end of year	$935,828	$89,149	$3,018,068	$141,257	$13,276	$262,635

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	American Funds IS New World		American Funds IS U.S. Government/AAA-Rated Securities		BlackRock Advantage Large Cap Core V.I. (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,951	$121	$(318)	$1,343	$135	$(386)
Capital gains distributions	-	-	-	52,330	29,191	4,356
Realized capital gain (loss) on sales of fund shares	22,773	(6,758)	(3,568)	(78,983)	(20)	(2,121)
Change in unrealized appreciation/depreciation on investments during the year	286,714	11,822	7,144	(4,309)	(16,140)	3,881
Net increase (decrease) in net assets from operations	319,438	5,185	3,258	(29,619)	13,166	5,730

From contract owner transactions:
Variable annuity deposits	29,533	37,427	12,007	114,990	23,302	-
Contract owner maintenance charges	(50)	(5)	(105)	(183)	-	(53)
Terminations and withdrawals	(139,376)	(29,461)	(8,011)	(4,273)	(73)	(338)
Transfers between subaccounts, net	2,482,552	27,820	(105,006)	(136,739)	17,916	(48,049)
Net increase (decrease) in net assets from contract owner transactions	2,372,659	35,781	(101,115)	(26,205)	41,145	(48,440)
Net increase (decrease) in net assets	2,692,097	40,966	(97,857)	(55,824)	54,311	(42,710)
Net assets at beginning of year	235,832	194,866	213,832	269,656	58,587	101,297
Net assets at end of year	$2,927,929	$235,832	$115,975	$213,832	$112,898	$58,587

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	BlackRock Basic Value V.I.		BlackRock Capital Appreciation V.I.		BlackRock Equity Dividend V.I.
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$514	$(122)	$(4,087)	$(3,455)	$6,075	$4,866
Capital gains distributions	4,353	698	37,096	6,602	39,635	18,988
Realized capital gain (loss) on sales of fund shares	(49)	(3,636)	1,425	(488)	7,880	(27,437)
Change in unrealized appreciation/depreciation on investments during the year	2,279	8,776	43,667	(6,544)	53,095	68,192
Net increase (decrease) in net assets from operations	7,097	5,716	78,101	(3,885)	106,685	64,609

From contract owner transactions:
Variable annuity deposits	17,909	-	15,003	-	18,858	14,492
Contract owner maintenance charges	(50)	(45)	(30)	(62)	(259)	(57)
Terminations and withdrawals	-	(179)	(31,688)	-	(29,372)	(100,377)
Transfers between subaccounts, net	112,574	(17,291)	44,836	-	33,888	317,581
Net increase (decrease) in net assets from contract owner transactions	130,433	(17,515)	28,121	(62)	23,115	231,639
Net increase (decrease) in net assets	137,530	(11,799)	106,222	(3,947)	129,800	296,248
Net assets at beginning of year	30,979	42,778	241,538	245,485	652,775	356,527
Net assets at end of year	$168,509	$30,979	$347,760	$241,538	$782,575	$652,775

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	BlackRock Global Allocation V.I.		BlackRock Global Opportunities V.I. (e)		BlackRock High Yield V.I.
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$282	$(51)	$(15)	$92	$621,722	$296,188
Capital gains distributions	3,019	-	2,711	56	-	-
Realized capital gain (loss) on sales of fund shares	4,508	(29,869)	938	(603)	669,072	93,584
Change in unrealized appreciation/depreciation on investments during the year	30,974	37,217	2,084	1,274	(375,858)	406,917
Net increase (decrease) in net assets from operations	38,783	7,297	5,718	819	914,936	796,689

From contract owner transactions:
Variable annuity deposits	-	17,528	-	-	3,569,279	3,763,004
Contract owner maintenance charges	(94)	(133)	(14)	(51)	(1,254)	(1,069)
Terminations and withdrawals	(3,292)	(177,804)	(9,736)	-	(1,049,302)	(549,255)
Transfers between subaccounts, net	(102,426)	132	(9,118)	(13,211)	(19,641,555)	13,754,166
Net increase (decrease) in net assets from contract owner transactions	(105,812)	(160,277)	(18,868)	(13,262)	(17,122,832)	16,966,846
Net increase (decrease) in net assets	(67,029)	(152,980)	(13,150)	(12,443)	(16,207,896)	17,763,535
Net assets at beginning of year	329,887	482,867	34,598	47,041	17,989,494	225,959
Net assets at end of year	$262,858	$329,887	$21,448	$34,598	$1,781,598	$17,989,494

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	BlackRock Large Cap Focus Growth V.I. (c)		Deutsche Capital Growth VIP		Deutsche Core Equity VIP
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,067)	$1	$3	$(20)	$(70)	$1,330
Capital gains distributions	6,350	2,577	2,086	1,973	14,902	26,831
Realized capital gain (loss) on sales of fund shares	12,797	4	13	(14,528)	1,824	(4,494)
Change in unrealized appreciation/depreciation on investments during the year	919	(578)	4,063	200	22,664	4,148
Net increase (decrease) in net assets from operations	18,999	2,004	6,165	(12,375)	39,320	27,815

From contract owner transactions:
Variable annuity deposits	-	-	-	3,152	7,044	6,380
Contract owner maintenance charges	-	-	-	(13)	-	(91)
Terminations and withdrawals	(681)	(9)	(355)	(294)	(2,039)	(20,977)
Transfers between subaccounts, net	(9,582)	18	-	(58,984)	(19,853)	(42,066)
Net increase (decrease) in net assets from contract owner transactions	(10,263)	9	(355)	(56,139)	(14,848)	(56,754)
Net increase (decrease) in net assets	8,736	2,013	5,810	(68,514)	24,472	(28,939)
Net assets at beginning of year	30,515	28,502	24,449	92,963	201,697	230,636
Net assets at end of year	$39,251	$30,515	$30,259	$24,449	$226,169	$201,697

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Deutsche CROCI U.S. VIP (c)	Deutsche Global Small Cap VIP		Deutsche Government & Agency Securities VIP
	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(209)	$(314)	$(207)	$389	$1,792
Capital gains distributions	-	1,815	2,391	-	-
Realized capital gain (loss) on sales of fund shares	4,206	29	(380)	(646)	(2,307)
Change in unrealized appreciation/depreciation on investments during the year	-	4,056	(1,806)	430	1,194
Net increase (decrease) in net assets from operations	3,997	5,586	(2)	173	679

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	(36)	-	-	-	-
Terminations and withdrawals	(2,830)	(2,534)	(1,216)	(71)	(5,209)
Transfers between subaccounts, net	(1,131)	20,000	-	(12,362)	(17,125)
Net increase (decrease) in net assets from contract owner transactions	(3,997)	17,466	(1,216)	(12,433)	(22,334)
Net increase (decrease) in net assets	-	23,052	(1,218)	(12,260)	(21,655)
Net assets at beginning of year	-	19,094	20,312	21,053	42,708
Net assets at end of year	$-	$42,146	$19,094	$8,793	$21,053

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Deutsche High Income VIP		Deutsche International Growth VIP (c)	Deutsche Small Mid Cap Value VIP
	2017	2016	2017	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$77,678	$104,548	$(231)	$(177)	$(116)
Capital gains distributions	-	-	-	367	976
Realized capital gain (loss) on sales of fund shares	(1,730)	(12,739)	119	(303)	(136)
Change in unrealized appreciation/depreciation on investments during the year	(35,986)	25,201	8,389	1,217	628
Net increase (decrease) in net assets from operations	39,962	117,010	8,277	1,104	1,352

From contract owner transactions:
Variable annuity deposits	-	4,566	-	-	-
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(12,494)	(424,069)	(1,777)	(143)	-
Transfers between subaccounts, net	(1,535,768)	(1,279,522)	101,981	28,924	-
Net increase (decrease) in net assets from contract owner transactions	(1,548,262)	(1,699,025)	100,204	28,781	-
Net increase (decrease) in net assets	(1,508,300)	(1,582,015)	108,481	29,885	1,352
Net assets at beginning of year	1,510,675	3,092,690	-	10,496	9,144
Net assets at end of year	$2,375	$1,510,675	$108,481	$40,381	$10,496

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dimensional VA Global Bond Portfolio		Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,094	$4,950	$14,568	$10,271	$23,979	$22,656
Capital gains distributions	145	3,203	28,450	6,985	-	-
Realized capital gain (loss) on sales of fund shares	(3,694)	(1,195)	7,538	(13,127)	(54)	(40,365)
Change in unrealized appreciation/depreciation on investments during the year	8,919	(2,167)	196,855	36,932	229,855	86,018
Net increase (decrease) in net assets from operations	7,464	4,791	247,411	41,061	253,780	68,309

From contract owner transactions:
Variable annuity deposits	20	-	-	109	43,257	159,400
Contract owner maintenance charges	(18)	(39)	(588)	(440)	(133)	(99)
Terminations and withdrawals	(66,835)	(82,397)	(39,974)	(26,750)	(204,504)	(117,244)
Transfers between subaccounts, net	(247,737)	81,087	33,683	(22,997)	232,397	(33,985)
Net increase (decrease) in net assets from contract owner transactions	(314,570)	(1,349)	(6,879)	(50,078)	71,017	8,072
Net increase (decrease) in net assets	(307,106)	3,442	240,532	(9,017)	324,797	76,381
Net assets at beginning of year	593,260	589,818	870,754	879,771	1,004,216	927,835
Net assets at end of year	$286,154	$593,260	$1,111,286	$870,754	$1,329,013	$1,004,216

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$490	$(1,689)	$22,844	$18,534	$(1,380)	$(902)
Capital gains distributions	-	-	103,010	13,360	78,864	39,755
Realized capital gain (loss) on sales of fund shares	562	352	21,031	(45,944)	9,163	(12,675)
Change in unrealized appreciation/depreciation on investments during the year	(790)	316	250,118	228,364	17,607	226,997
Net increase (decrease) in net assets from operations	262	(1,021)	397,003	214,314	104,254	253,175

From contract owner transactions:
Variable annuity deposits	-	-	58,378	157,250	-	3,650
Contract owner maintenance charges	(1,610)	(1,381)	(1,262)	(817)	(988)	(722)
Terminations and withdrawals	(78,084)	(75,192)	(135,308)	(94,560)	(81,324)	(51,507)
Transfers between subaccounts, net	(245,061)	607,545	389,628	167,682	61,884	(14,148)
Net increase (decrease) in net assets from contract owner transactions	(324,755)	530,972	311,436	229,555	(20,428)	(62,727)
Net increase (decrease) in net assets	(324,493)	529,951	708,439	443,869	83,826	190,448
Net assets at beginning of year	1,086,456	556,505	2,007,711	1,563,842	1,187,775	997,327
Net assets at end of year	$761,963	$1,086,456	$2,716,150	$2,007,711	$1,271,601	$1,187,775

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dreyfus IP Small Cap Stock Index		Dreyfus IP Technology Growth		Dreyfus Stock Index
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,172)	$(435)	$(3,975)	$(968)	$3,046	$3,166
Capital gains distributions	28,327	18,030	8,079	4,846	5,796	9,824
Realized capital gain (loss) on sales of fund shares	2,448	(8,787)	8,234	(1,365)	4,229	2,268
Change in unrealized appreciation/depreciation on investments during the year	24,043	50,796	66,379	1,377	46,003	20,385
Net increase (decrease) in net assets from operations	53,646	59,604	78,717	3,890	59,074	35,643

From contract owner transactions:
Variable annuity deposits	24,398	47,577	172,408	5,500	5,217	311
Contract owner maintenance charges	(183)	(18)	(224)	(48)	(13)	-
Terminations and withdrawals	(29,927)	(21,416)	(22,412)	(16,243)	(32,872)	(32,716)
Transfers between subaccounts, net	550,024	34,233	117,416	(22,495)	133,757	155,118
Net increase (decrease) in net assets from contract owner transactions	544,312	60,376	267,188	(33,286)	106,089	122,713
Net increase (decrease) in net assets	597,958	119,980	345,905	(29,396)	165,163	158,356
Net assets at beginning of year	355,585	235,605	54,034	83,430	239,093	80,737
Net assets at end of year	$953,543	$355,585	$399,939	$54,034	$404,256	$239,093

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Dreyfus VIF Appreciation	Dreyfus VIF International Value		Eaton Vance VT Floating-Rate Income
	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$431	$(425)	$221	$188,999	$85,158
Capital gains distributions	9,648	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(11,098)	45	(520)	63,809	226,045
Change in unrealized appreciation/depreciation on investments during the year	6,118	15,949	(336)	(61,139)	122,233
Net increase (decrease) in net assets from operations	5,099	15,569	(635)	191,669	433,436

From contract owner transactions:
Variable annuity deposits	-	77,258	-	37,841	8,988
Contract owner maintenance charges	-	(9)	(7)	(3,013)	(2,180)
Terminations and withdrawals	-	(73)	(30)	(2,106,859)	(335,437)
Transfers between subaccounts, net	(69,986)	-	(1,983)	2,827,084	8,145,453
Net increase (decrease) in net assets from contract owner transactions	(69,986)	77,176	(2,020)	755,053	7,816,824
Net increase (decrease) in net assets	(64,887)	92,745	(2,655)	946,722	8,250,260
Net assets at beginning of year	64,887	19,375	22,030	9,379,703	1,129,443
Net assets at end of year	$-	$112,120	$19,375	$10,326,425	$9,379,703

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Federated Fund for U.S. Government Securities II		Federated High Income Bond II		Fidelity VIP Balanced
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,212	$3,251	$14,836	$3,070	$6,928	$3,364
Capital gains distributions	-	-	-	-	31,957	40,934
Realized capital gain (loss) on sales of fund shares	(1,276)	2,730	3,550	963	14,244	(30,477)
Change in unrealized appreciation/depreciation on investments during the year	(121)	(2,953)	(2,164)	11,036	111,983	68,053
Net increase (decrease) in net assets from operations	7,815	3,028	16,222	15,069	165,112	81,874

From contract owner transactions:
Variable annuity deposits	-	8,074	124,523	52,886	11,601	36,810
Contract owner maintenance charges	(163)	(90)	(327)	(161)	(906)	(793)
Terminations and withdrawals	(164,877)	(34,831)	(74,920)	(20,442)	(307,214)	(421,548)
Transfers between subaccounts, net	168,303	165,346	49,349	133,119	79,664	(171,314)
Net increase (decrease) in net assets from contract owner transactions	3,263	138,499	98,625	165,402	(216,855)	(556,845)
Net increase (decrease) in net assets	11,078	141,527	114,847	180,471	(51,743)	(474,971)
Net assets at beginning of year	512,268	370,741	247,871	67,400	1,265,671	1,740,642
Net assets at end of year	$523,346	$512,268	$362,718	$247,871	$1,213,928	$1,265,671

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,903)	$(1,261)	$(315)	$(857)	$(1,480)	$(984)
Capital gains distributions	91,142	92,115	2,683	9,458	498	-
Realized capital gain (loss) on sales of fund shares	76,090	(30,914)	678	545	32,294	(10,952)
Change in unrealized appreciation/depreciation on investments during the year	139,358	20,997	2,739	11,269	111,034	14,891
Net increase (decrease) in net assets from operations	304,687	80,937	5,785	20,415	142,346	2,955

From contract owner transactions:
Variable annuity deposits	108,237	368,318	6,169	9,568	115,342	1,575
Contract owner maintenance charges	(863)	(366)	(64)	(2)	(250)	(124)
Terminations and withdrawals	(581,873)	(193,953)	(142)	(33,513)	(39,996)	(44,129)
Transfers between subaccounts, net	288,606	46,684	13,451	(49,180)	150,203	(4,252)
Net increase (decrease) in net assets from contract owner transactions	(185,893)	220,683	19,414	(73,127)	225,299	(46,930)
Net increase (decrease) in net assets	118,794	301,620	25,199	(52,712)	367,645	(43,975)
Net assets at beginning of year	1,581,001	1,279,381	77,274	129,986	206,832	250,807
Net assets at end of year	$1,699,795	$1,581,001	$102,473	$77,274	$574,477	$206,832

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities		Fidelity VIP High Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$985	$1,849	$(2,731)	$(1,588)	$33,386	$75,139
Capital gains distributions	5,295	11,206	52,368	7,379	-	-
Realized capital gain (loss) on sales of fund shares	8,989	(7,336)	23,768	(15,897)	100,735	84,829
Change in unrealized appreciation/depreciation on investments during the year	19,724	20,117	54,678	(13,157)	(12,080)	10,249
Net increase (decrease) in net assets from operations	34,993	25,836	128,083	(23,263)	122,041	170,217

From contract owner transactions:
Variable annuity deposits	14,717	2,185	9,931	10,663	4,350	13,811
Contract owner maintenance charges	(632)	(466)	(84)	(32)	(2,685)	(261)
Terminations and withdrawals	(25,596)	(11,630)	(8,391)	(3,413)	(131,167)	(90,226)
Transfers between subaccounts, net	17,323	5,131	2,125	(7,817)	(362,337)	1,573,314
Net increase (decrease) in net assets from contract owner transactions	5,812	(4,780)	3,581	(599)	(491,839)	1,496,638
Net increase (decrease) in net assets	40,805	21,056	131,664	(23,862)	(369,798)	1,666,855
Net assets at beginning of year	203,460	182,404	322,373	346,235	1,710,062	43,207
Net assets at end of year	$244,265	$203,460	$454,037	$322,373	$1,340,264	$1,710,062

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,935	$42,196	$17,093	$16,812	$(490)	$(581)
Capital gains distributions	18,023	1,638	4,592	390	36,885	34,610
Realized capital gain (loss) on sales of fund shares	428,547	24,613	(4,243)	10,147	14,702	(3,593)
Change in unrealized appreciation/depreciation on investments during the year	452,359	166,435	21,094	(2,644)	54,658	43,038
Net increase (decrease) in net assets from operations	927,864	234,882	38,536	24,705	105,755	73,474

From contract owner transactions:
Variable annuity deposits	497,608	291,889	335,189	7,876	114,246	161,774
Contract owner maintenance charges	(1,408)	(1,051)	(863)	(718)	(100)	(12)
Terminations and withdrawals	(797,566)	(681,563)	(204,873)	(195,961)	(491,099)	(757)
Transfers between subaccounts, net	(75,698)	2,971,542	(306,528)	515,858	23,604	(11,621)
Net increase (decrease) in net assets from contract owner transactions	(377,064)	2,580,817	(177,075)	327,055	(353,349)	149,384
Net increase (decrease) in net assets	550,800	2,815,699	(138,539)	351,760	(247,594)	222,858
Net assets at beginning of year	4,534,646	1,718,947	1,183,783	832,023	767,059	544,201
Net assets at end of year	$5,085,446	$4,534,646	$1,045,244	$1,183,783	$519,465	$767,059

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Fidelity VIP Overseas		Fidelity VIP Real Estate		Fidelity VIP Strategic Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,123	$1,070	$4,343	$4,507	$11,265	$6,881
Capital gains distributions	223	211	22,908	5,651	2,855	-
Realized capital gain (loss) on sales of fund shares	30,130	(11,970)	(4,471)	(12,225)	(1,487)	136,863
Change in unrealized appreciation/depreciation on investments during the year	35,872	(5,283)	(11,825)	(5,834)	17,616	3,018
Net increase (decrease) in net assets from operations	67,348	(15,972)	10,955	(7,901)	30,249	146,762

From contract owner transactions:
Variable annuity deposits	244,146	13,345	7,532	13,419	-	284,906
Contract owner maintenance charges	(250)	-	(71)	(264)	(472)	(242)
Terminations and withdrawals	(34,197)	(3,065)	(110,726)	(34,369)	(14,891)	(47,835)
Transfers between subaccounts, net	(95,101)	42,231	(78,429)	(5,618)	(29,147)	55,698
Net increase (decrease) in net assets from contract owner transactions	114,598	52,511	(181,694)	(26,832)	(44,510)	292,527
Net increase (decrease) in net assets	181,946	36,539	(170,739)	(34,733)	(14,261)	439,289
Net assets at beginning of year	118,252	81,713	572,472	607,205	574,115	134,826
Net assets at end of year	$300,198	$118,252	$401,733	$572,472	$559,854	$574,115

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	FormulaFolios US Equity Portfolio		Franklin Flex Cap Growth VIP Fund		Franklin Growth and Income VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,908)	$(2,494)	$(234)	$(198)	$1,567	$423
Capital gains distributions	25,603	1,639	36	1,994	1,774	2,314
Realized capital gain (loss) on sales of fund shares	78,430	1,494	(75)	(100)	(92)	(2,974)
Change in unrealized appreciation/depreciation on investments during the year	(40,599)	32,771	3,788	(1,792)	1,021	3,940
Net increase (decrease) in net assets from operations	61,526	33,410	3,515	(96)	4,270	3,703

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-
Contract owner maintenance charges	-	-	-	-	(1)	(18)
Terminations and withdrawals	(1,273,681)	(4,359)	-	-	(4,190)	(59,316)
Transfers between subaccounts, net	244,881	1,136,933	-	4,454	20	1,538
Net increase (decrease) in net assets from contract owner transactions	(1,028,800)	1,132,574	-	4,454	(4,171)	(57,796)
Net increase (decrease) in net assets	(967,274)	1,165,984	3,515	4,358	99	(54,093)
Net assets at beginning of year	1,165,984	-	13,994	9,636	31,857	85,950
Net assets at end of year	$198,710	$1,165,984	$17,509	$13,994	$31,956	$31,857

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Franklin Income VIP Fund		Franklin Large Cap Growth VIP Fund		Franklin Mutual Global Discovery VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$69,676	$56,469	$(1)	$(9)	$3,725	$2,223
Capital gains distributions	-	-	-	-	24,643	31,766
Realized capital gain (loss) on sales of fund shares	13,559	(12,638)	-	37	(7,035)	(45,524)
Change in unrealized appreciation/depreciation on investments during the year	89,969	162,062	35	-	9,139	52,682
Net increase (decrease) in net assets from operations	173,204	205,893	34	28	30,472	41,147

From contract owner transactions:
Variable annuity deposits	58,119	816,123	-	10,417	24,579	42,830
Contract owner maintenance charges	(1,212)	(938)	-	-	(56)	(43)
Terminations and withdrawals	(58,102)	(197,958)	-	-	(85,684)	(99,276)
Transfers between subaccounts, net	(173,559)	239,674	4,499	(10,445)	48,022	(189,446)
Net increase (decrease) in net assets from contract owner transactions	(174,754)	856,901	4,499	(28)	(13,139)	(245,935)
Net increase (decrease) in net assets	(1,550)	1,062,794	4,533	-	17,333	(204,788)
Net assets at beginning of year	2,070,046	1,007,252	-	-	420,622	625,410
Net assets at end of year	$2,068,496	$2,070,046	$4,533	$-	$437,955	$420,622

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Franklin Mutual Shares VIP Fund		Franklin Rising Dividends VIP Fund		Franklin Small Cap Value VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(947)	$(157)	$7,167	$4,856	$(1,744)	$1,136
Capital gains distributions	1,488	2,843	48,114	136,172	30,915	79,906
Realized capital gain (loss) on sales of fund shares	12,392	(11,816)	(300)	(14,737)	15,489	(18,200)
Change in unrealized appreciation/depreciation on investments during the year	2,469	14,774	184,234	28,553	(6,553)	57,004
Net increase (decrease) in net assets from operations	15,402	5,644	239,215	154,844	38,107	119,846

From contract owner transactions:
Variable annuity deposits	3,940	-	52,281	20,060	48,589	94,699
Contract owner maintenance charges	(68)	(11)	(1,034)	(725)	(322)	(404)
Terminations and withdrawals	(109,609)	(65,222)	(114,961)	(116,005)	(219,811)	(21,122)
Transfers between subaccounts, net	(66,342)	148,171	37,238	386,990	(296,955)	757,572
Net increase (decrease) in net assets from contract owner transactions	(172,079)	82,938	(26,476)	290,320	(468,499)	830,745
Net increase (decrease) in net assets	(156,677)	88,582	212,739	445,164	(430,392)	950,591
Net assets at beginning of year	193,898	105,316	1,307,945	862,781	1,045,969	95,378
Net assets at end of year	$37,221	$193,898	$1,520,684	$1,307,945	$615,577	$1,045,969

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Franklin Small-Mid Cap Growth VIP Fund		Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,880)	$(4,293)	$26,215	$11,786	$4,889	$(613)
Capital gains distributions	35,284	33,940	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(609)	(25,481)	6,136	(24,063)	(4,108)	4,111
Change in unrealized appreciation/depreciation on investments during the year	41,696	12,293	(5,652)	50,850	907	(3,932)
Net increase (decrease) in net assets from operations	71,491	16,459	26,699	38,573	1,688	(434)

From contract owner transactions:
Variable annuity deposits	-	112	76,560	13,679	-	421
Contract owner maintenance charges	(814)	(808)	(239)	(57)	(50)	(183)
Terminations and withdrawals	(16,643)	(5,574)	(221,695)	(48,519)	(137,837)	(5,507)
Transfers between subaccounts, net	(171,701)	182,629	240,199	(58,368)	435	(70,362)
Net increase (decrease) in net assets from contract owner transactions	(189,158)	176,359	94,825	(93,265)	(137,452)	(75,631)
Net increase (decrease) in net assets	(117,667)	192,818	121,524	(54,692)	(135,764)	(76,065)
Net assets at beginning of year	493,874	301,056	517,343	572,035	258,483	334,548
Net assets at end of year	$376,207	$493,874	$638,867	$517,343	$122,719	$258,483

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Goldman Sachs VIT Growth Opportunities		Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value
	2017	2016	2017	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(609)	$(379)	$679	$412	$(26)
Capital gains distributions	11,192	830	-	-	1
Realized capital gain (loss) on sales of fund shares	6,720	(393)	(43)	(1,762)	(31,260)
Change in unrealized appreciation/depreciation on investments during the year	14,194	3,910	295	1,649	23,518
Net increase (decrease) in net assets from operations	31,497	3,968	931	299	(7,767)

From contract owner transactions:
Variable annuity deposits	-	-	2,979	-	-
Contract owner maintenance charges	(145)	(83)	-	(54)	(10)
Terminations and withdrawals	(4,255)	(1,901)	(16,837)	(53,584)	(4,283)
Transfers between subaccounts, net	(36,618)	72,147	337	(27,426)	(127,859)
Net increase (decrease) in net assets from contract owner transactions	(41,018)	70,163	(13,521)	(81,064)	(132,152)
Net increase (decrease) in net assets	(9,521)	74,131	(12,590)	(80,765)	(139,919)
Net assets at beginning of year	123,391	49,260	113,796	194,561	139,919
Net assets at end of year	$113,870	$123,391	$101,206	$113,796	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Goldman Sachs VIT Mid Cap Value		Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth
	2017	2016	2017	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,600)	$6,326	$19	$(359)	$(163)
Capital gains distributions	49,105	629	3,697	6,312	12
Realized capital gain (loss) on sales of fund shares	(11,808)	(8,382)	(911)	131	(2,544)
Change in unrealized appreciation/depreciation on investments during the year	59,172	90,717	(2,020)	28,447	2,320
Net increase (decrease) in net assets from operations	92,869	89,290	785	34,531	(375)

From contract owner transactions:
Variable annuity deposits	12,980	315	-	-	-
Contract owner maintenance charges	(879)	(720)	-	(444)	(368)
Terminations and withdrawals	(48,865)	(2,078)	(96)	-	-
Transfers between subaccounts, net	(348,194)	397,381	24,037	-	(15,019)
Net increase (decrease) in net assets from contract owner transactions	(384,958)	394,898	23,941	(444)	(15,387)
Net increase (decrease) in net assets	(292,089)	484,188	24,726	34,087	(15,762)
Net assets at beginning of year	1,202,903	718,715	-	116,538	132,300
Net assets at end of year	$910,814	$1,202,903	$24,726	$150,625	$116,538

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Goldman Sachs VIT Strategic International Equity		Guggenheim VIF All Cap Value		Guggenheim VIF Floating Rate Strategies
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$280	$277	$(1,181)	$35	$11,517	$17,381
Capital gains distributions	-	-	23,724	9,675	-	1,019
Realized capital gain (loss) on sales of fund shares	(8)	(158)	252	(5,564)	2,705	(11,547)
Change in unrealized appreciation/depreciation on investments during the year	4,820	(821)	19,481	44,903	5	18,521
Net increase (decrease) in net assets from operations	5,092	(702)	42,276	49,049	14,227	25,374

From contract owner transactions:
Variable annuity deposits	1	-	30,403	-	50,753	22,097
Contract owner maintenance charges	-	-	(132)	-	(262)	(245)
Terminations and withdrawals	(278)	(241)	(1,861)	(39,052)	(32,476)	(10,177)
Transfers between subaccounts, net	-	(1,000)	36,017	(15,150)	(10,717)	(161,012)
Net increase (decrease) in net assets from contract owner transactions	(277)	(1,241)	64,427	(54,202)	7,298	(149,337)
Net increase (decrease) in net assets	4,815	(1,943)	106,703	(5,153)	21,525	(123,963)
Net assets at beginning of year	19,991	21,934	267,209	272,362	478,236	602,199
Net assets at end of year	$24,806	$19,991	$373,912	$267,209	$499,761	$478,236

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield		Guggenheim VIF Large Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,029	$7,240	$45,019	$28,903	$443	$(323)
Capital gains distributions	-	-	-	-	1,883	109
Realized capital gain (loss) on sales of fund shares	(22,125)	(26,698)	22,212	11,376	21,922	(4,742)
Change in unrealized appreciation/depreciation on investments during the year	22,691	(14,607)	(23,526)	74,744	(13,585)	26,726
Net increase (decrease) in net assets from operations	1,595	(34,065)	43,705	115,023	10,663	21,770

From contract owner transactions:
Variable annuity deposits	250	3,107	27,081	28,730	-	10,320
Contract owner maintenance charges	(154)	(242)	(210)	(200)	(112)	(156)
Terminations and withdrawals	(2,534)	(90,987)	(29,254)	(102,900)	(13,707)	(1,552)
Transfers between subaccounts, net	(57,330)	2,304	(458,155)	702,909	(147,486)	153,234
Net increase (decrease) in net assets from contract owner transactions	(59,768)	(85,818)	(460,538)	628,539	(161,305)	161,846
Net increase (decrease) in net assets	(58,173)	(119,883)	(416,833)	743,562	(150,642)	183,616
Net assets at beginning of year	109,864	229,747	1,156,064	412,502	210,481	26,865
Net assets at end of year	$51,691	$109,864	$739,231	$1,156,064	$59,839	$210,481

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Long Short Equity		Guggenheim VIF Managed Asset Allocation		Guggenheim VIF Mid Cap Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(441)	$(1,711)	$218	$(730)	$980	$(199)
Capital gains distributions	-	-	6,262	5,038	9,146	7,927
Realized capital gain (loss) on sales of fund shares	12,702	9,740	3,241	15	36,960	(1,321)
Change in unrealized appreciation/depreciation on investments during the year	(2,234)	(8,908)	24,479	12,342	(10,945)	44,522
Net increase (decrease) in net assets from operations	10,027	(879)	34,200	16,665	36,141	50,929

From contract owner transactions:
Variable annuity deposits	-	-	-	-	65,646	25,200
Contract owner maintenance charges	-	(4)	-	-	(359)	(321)
Terminations and withdrawals	(159)	(4,279)	(5,798)	(4,054)	(89,321)	(4,709)
Transfers between subaccounts, net	(158,032)	(193,792)	(24,327)	-	(206,028)	307,270
Net increase (decrease) in net assets from contract owner transactions	(158,191)	(198,075)	(30,125)	(4,054)	(230,062)	327,440
Net increase (decrease) in net assets	(148,164)	(198,954)	4,075	12,611	(193,921)	378,369
Net assets at beginning of year	201,582	400,536	272,350	259,739	415,844	37,475
Net assets at end of year	$53,418	$201,582	$276,425	$272,350	$221,923	$415,844

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,753)	$(3,331)	$(631)	$(849)	$3,640	$134
Capital gains distributions	-	-	2,939	10,328	6,342	450
Realized capital gain (loss) on sales of fund shares	135	1,163	3,358	17,179	6,290	535
Change in unrealized appreciation/depreciation on investments during the year	4,833	(3,336)	(3,516)	14,992	67,298	9,189
Net increase (decrease) in net assets from operations	3,215	(5,504)	2,150	41,650	83,570	10,308

From contract owner transactions:
Variable annuity deposits	-	-	-	11	-	-
Contract owner maintenance charges	(47)	(85)	-	(6)	(873)	(66)
Terminations and withdrawals	(11,744)	(49,481)	(21,452)	(11,164)	(114,217)	(261)
Transfers between subaccounts, net	(119,376)	(36,364)	62,522	(41,623)	342,588	146,478
Net increase (decrease) in net assets from contract owner transactions	(131,167)	(85,930)	41,070	(52,782)	227,498	146,151
Net increase (decrease) in net assets	(127,952)	(91,434)	43,220	(11,132)	311,068	156,459
Net assets at beginning of year	264,848	356,282	56,189	67,321	178,757	22,298
Net assets at end of year	$136,896	$264,848	$99,409	$56,189	$489,825	$178,757

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF StylePlus Small Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,054)	$(72)	$(327)	$166	$(330)	$(310)
Capital gains distributions	-	(1)	-	228	-	1,272
Realized capital gain (loss) on sales of fund shares	22,607	(4,693)	7,559	1,281	5,148	(16,167)
Change in unrealized appreciation/depreciation on investments during the year	11,321	1,400	7,542	70	5,361	12,295
Net increase (decrease) in net assets from operations	32,874	(3,366)	14,774	1,745	10,179	(2,910)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	2	-
Contract owner maintenance charges	(135)	-	-	-	-	(1)
Terminations and withdrawals	(5,676)	(97)	(918)	(590)	(950)	(968)
Transfers between subaccounts, net	46,347	(55,989)	4,459	36,857	13,453	(185,809)
Net increase (decrease) in net assets from contract owner transactions	40,536	(56,086)	3,541	36,267	12,505	(186,778)
Net increase (decrease) in net assets	73,410	(59,452)	18,315	38,012	22,684	(189,688)
Net assets at beginning of year	-	59,452	38,012	-	13,598	203,286
Net assets at end of year	$73,410	$-	$56,327	$38,012	$36,282	$13,598

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income		Invesco V.I. American Franchise
	2017	2016	2017	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$40,560	$97,850	$14,415	$2,792	$(5)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	7,204	29,183	36,357	294	238
Change in unrealized appreciation/depreciation on investments during the year	32,160	7,500	3,038	6,420	-
Net increase (decrease) in net assets from operations	79,924	134,533	53,810	9,506	233

From contract owner transactions:
Variable annuity deposits	43,153	57,293	-	-	-
Contract owner maintenance charges	(403)	(79)	(2)	(5)	-
Terminations and withdrawals	(62,809)	(343,661)	(87,416)	(965)	(48)
Transfers between subaccounts, net	617,541	(761,633)	27,349	47,821	(185)
Net increase (decrease) in net assets from contract owner transactions	597,482	(1,048,080)	(60,069)	46,851	(233)
Net increase (decrease) in net assets	677,406	(913,547)	(6,259)	56,357	-
Net assets at beginning of year	1,158,477	2,072,024	136,612	80,255	-
Net assets at end of year	$1,835,883	$1,158,477	$130,353	$136,612	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. American Value		Invesco V.I. Balanced-Risk Allocation		Invesco V.I. Comstock
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,815)	$(6,163)	$1,045	$(186)	$(6)	$4
Capital gains distributions	10,378	45,786	2,239	-	-	62
Realized capital gain (loss) on sales of fund shares	(5,139)	(2,441)	21	(41)	379	(60)
Change in unrealized appreciation/depreciation on investments during the year	72,075	74,272	(203)	1,768	(1)	85
Net increase (decrease) in net assets from operations	74,499	111,454	3,102	1,541	372	91

From contract owner transactions:
Variable annuity deposits	-	327	6,462	5,000	-	-
Contract owner maintenance charges	(832)	(680)	-	-	-	-
Terminations and withdrawals	(2,961)	(1,524)	(901)	(1,052)	(963)	-
Transfers between subaccounts, net	(32,720)	46,440	-	19,909	(262)	(367)
Net increase (decrease) in net assets from contract owner transactions	(36,513)	44,563	5,561	23,857	(1,225)	(367)
Net increase (decrease) in net assets	37,986	156,017	8,663	25,398	(853)	(276)
Net assets at beginning of year	889,226	733,209	33,154	7,756	853	1,129
Net assets at end of year	$927,212	$889,226	$41,817	$33,154	$-	$853

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Core Equity		Invesco V.I. Equity and Income		Invesco V.I. Global Core Equity
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$36	$7	$1,942	$4,131	$(63)	$(230)
Capital gains distributions	514	600	12,030	21,141	-	-
Realized capital gain (loss) on sales of fund shares	(3)	(7)	5,192	5,823	12	(4,796)
Change in unrealized appreciation/depreciation on investments during the year	571	185	36,599	67,628	2,233	840
Net increase (decrease) in net assets from operations	1,118	785	55,763	98,723	2,182	(4,186)

From contract owner transactions:
Variable annuity deposits	-	-	46,709	-	-	-
Contract owner maintenance charges	-	-	(65)	(23)	-	(70)
Terminations and withdrawals	-	-	(3,811)	(159,986)	-	(3,109)
Transfers between subaccounts, net	-	-	22,835	(92,916)	-	4,914
Net increase (decrease) in net assets from contract owner transactions	-	-	65,668	(252,925)	-	1,735
Net increase (decrease) in net assets	1,118	785	121,431	(154,202)	2,182	(2,451)
Net assets at beginning of year	9,023	8,238	519,017	673,219	10,474	12,925
Net assets at end of year	$10,141	$9,023	$640,448	$519,017	$12,656	$10,474

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate		Invesco V.I. Government Securities
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(461)	$(1,508)	$8,973	$2,532	$9,688	$12,216
Capital gains distributions	1,814	7,125	5,833	6,077	-	-
Realized capital gain (loss) on sales of fund shares	(6,167)	(25,876)	(1,292)	972	(19,260)	(8,766)
Change in unrealized appreciation/depreciation on investments during the year	9,917	(21,623)	25,042	(12,880)	10,954	(11,967)
Net increase (decrease) in net assets from operations	5,103	(41,882)	38,556	(3,299)	1,382	(8,517)

From contract owner transactions:
Variable annuity deposits	5,000	-	23,162	-	105,187	150,851
Contract owner maintenance charges	(82)	(189)	(62)	(93)	(510)	(333)
Terminations and withdrawals	(441)	(3,248)	(20,172)	(22,609)	(162,868)	(52,110)
Transfers between subaccounts, net	(11,890)	(326,065)	6,678	28,853	(131,597)	180,576
Net increase (decrease) in net assets from contract owner transactions	(7,413)	(329,502)	9,606	6,151	(189,788)	278,984
Net increase (decrease) in net assets	(2,310)	(371,384)	48,162	2,852	(188,406)	270,467
Net assets at beginning of year	44,962	416,346	311,445	308,593	392,705	122,238
Net assets at end of year	$42,652	$44,962	$359,607	$311,445	$204,299	$392,705

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Growth and Income		Invesco V.I. High Yield		Invesco V.I. International Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,194	$111	$(11,569)	$12,054	$1,086	$126
Capital gains distributions	16,939	4,357	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(228)	(913)	88,604	102,151	9,513	(35,845)
Change in unrealized appreciation/depreciation on investments during the year	11,961	5,584	(13,318)	11,396	25,899	8,357
Net increase (decrease) in net assets from operations	32,866	9,139	63,717	125,601	36,498	(27,362)

From contract owner transactions:
Variable annuity deposits	3	-	-	7,071	8,262	200
Contract owner maintenance charges	(393)	-	-	(89)	(46)	(82)
Terminations and withdrawals	(8,680)	(433)	(3,464)	(149,604)	(75,104)	(63,063)
Transfers between subaccounts, net	313,715	23,811	(857,273)	(327,855)	35,660	12,681
Net increase (decrease) in net assets from contract owner transactions	304,645	23,378	(860,737)	(470,477)	(31,228)	(50,264)
Net increase (decrease) in net assets	337,511	32,517	(797,020)	(344,876)	5,270	(77,626)
Net assets at beginning of year	66,629	34,112	2,038,118	2,382,994	148,385	226,011
Net assets at end of year	$404,140	$66,629	$1,241,098	$2,038,118	$153,655	$148,385

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$861	$1,462	$131	$(461)	$(766)	$(101)
Capital gains distributions	-	3,836	9,732	10,916	7,136	1,217
Realized capital gain (loss) on sales of fund shares	(889)	(489)	675	(1,372)	(6)	(16)
Change in unrealized appreciation/depreciation on investments during the year	13,592	6,648	24,418	3,942	4,128	(1,136)
Net increase (decrease) in net assets from operations	13,564	11,457	34,956	13,025	10,492	(36)

From contract owner transactions:
Variable annuity deposits	-	-	36,032	89,359	60,034	-
Contract owner maintenance charges	(400)	(349)	(388)	(16)	-	-
Terminations and withdrawals	(486)	(426)	(35,744)	(14,374)	(443)	-
Transfers between subaccounts, net	(658)	10,821	302,164	(29,202)	58,023	-
Net increase (decrease) in net assets from contract owner transactions	(1,544)	10,046	302,064	45,767	117,614	-
Net increase (decrease) in net assets	12,020	21,503	337,020	58,792	128,106	(36)
Net assets at beginning of year	132,325	110,822	146,050	87,258	11,994	12,030
Net assets at end of year	$144,345	$132,325	$483,070	$146,050	$140,100	$11,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity		Ivy VIP Advantus Real Estate Securities (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,744	$12,816	$(641)	$(457)	$(103)	$(117)
Capital gains distributions	147,625	266,760	2,518	3,482	12,037	16,960
Realized capital gain (loss) on sales of fund shares	1,348	(407,779)	1,087	(11,911)	(4,928)	(8,136)
Change in unrealized appreciation/depreciation on investments during the year	58,011	172,064	3,115	9,331	(2,950)	(5,052)
Net increase (decrease) in net assets from operations	221,728	43,861	6,079	445	4,056	3,655

From contract owner transactions:
Variable annuity deposits	-	10,078	9,050	-	2	7
Contract owner maintenance charges	-	(29)	(47)	(72)	-	(3)
Terminations and withdrawals	(55,116)	(254,253)	(11,977)	(1,357)	(873)	(1,061)
Transfers between subaccounts, net	(572,889)	(3,581,085)	(11,679)	3,511	(38,338)	(52,539)
Net increase (decrease) in net assets from contract owner transactions	(628,005)	(3,825,289)	(14,653)	2,082	(39,209)	(53,596)
Net increase (decrease) in net assets	(406,277)	(3,781,428)	(8,574)	2,527	(35,153)	(49,941)
Net assets at beginning of year	1,424,715	5,206,143	52,880	50,353	136,877	186,818
Net assets at end of year	$1,018,438	$1,424,715	$44,306	$52,880	$101,724	$136,877

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP Asset Strategy (c)		Ivy VIP Balanced (c)		Ivy VIP Core Equity (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$748	$(846)	$707	$246	$(13)	$(24)
Capital gains distributions	-	-	1,748	8,531	3,475	9,566
Realized capital gain (loss) on sales of fund shares	(6,885)	(4,070)	(43)	(18,011)	(66)	(5,112)
Change in unrealized appreciation/depreciation on investments during the year	34,133	(1,072)	4,035	(224)	13,009	(3,769)
Net increase (decrease) in net assets from operations	27,996	(5,988)	6,447	(9,458)	16,405	661

From contract owner transactions:
Variable annuity deposits	-	-	-	1,305	-	-
Contract owner maintenance charges	(101)	(88)	-	(3)	-	-
Terminations and withdrawals	(15,154)	(10,253)	-	(96,321)	-	(1,975)
Transfers between subaccounts, net	(19,249)	38,331	-	(63,346)	-	(14,068)
Net increase (decrease) in net assets from contract owner transactions	(34,504)	27,990	-	(158,365)	-	(16,043)
Net increase (decrease) in net assets	(6,508)	22,002	6,447	(167,823)	16,405	(15,382)
Net assets at beginning of year	183,443	161,441	59,304	227,127	81,162	96,544
Net assets at end of year	$176,935	$183,443	$65,751	$59,304	$97,567	$81,162

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP Dividend Opportunities (c)		Ivy VIP Energy (c)		Ivy VIP Global Bond (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$233	$177	$163	$(718)	$2,537	$3,292
Capital gains distributions	940	1,433	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(3,098)	(2,946)	(720)	(474)	(68)
Change in unrealized appreciation/depreciation on investments during the year	2,936	1,563	(14,846)	36,775	2,142	3,492
Net increase (decrease) in net assets from operations	4,109	75	(17,629)	35,337	4,205	6,716

From contract owner transactions:
Variable annuity deposits	-	-	11,380	9,709	35	-
Contract owner maintenance charges	-	-	(23)	(29)	-	-
Terminations and withdrawals	-	-	(6,615)	(8,498)	(16,570)	-
Transfers between subaccounts, net	-	(33,962)	59,394	9,315	28,801	(470)
Net increase (decrease) in net assets from contract owner transactions	-	(33,962)	64,136	10,497	12,266	(470)
Net increase (decrease) in net assets	4,109	(33,887)	46,507	45,834	16,471	6,246
Net assets at beginning of year	27,317	61,204	139,059	93,225	109,393	103,147
Net assets at end of year	$31,426	$27,317	$185,566	$139,059	$125,864	$109,393

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP Global Growth (c)		Ivy VIP Growth (c)		Ivy VIP High Income (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)	$(28)	$(623)	$(1,278)	$121,545	$88,358
Capital gains distributions	36	36	24,738	28,516	-	-
Realized capital gain (loss) on sales of fund shares	-	(3,243)	(1,577)	(501)	(51,142)	61,701
Change in unrealized appreciation/depreciation on investments during the year	260	2,558	50,356	(24,825)	(5,562)	52,392
Net increase (decrease) in net assets from operations	290	(677)	72,894	1,912	64,841	202,451

From contract owner transactions:
Variable annuity deposits	-	-	-	1	5,004	6,640
Contract owner maintenance charges	-	(2)	(362)	(314)	(90)	(130)
Terminations and withdrawals	-	(137)	(16,451)	(2,623)	(37,492)	(995,119)
Transfers between subaccounts, net	-	(25,685)	(16,653)	-	275,227	560,073
Net increase (decrease) in net assets from contract owner transactions	-	(25,824)	(33,466)	(2,936)	242,649	(428,536)
Net increase (decrease) in net assets	290	(26,501)	39,428	(1,024)	307,490	(226,085)
Net assets at beginning of year	1,215	27,716	276,795	277,819	289,465	515,550
Net assets at end of year	$1,505	$1,215	$316,223	$276,795	$596,955	$289,465

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP International Core Equity (c)		Ivy VIP Limited-Term Bond (c)		Ivy VIP Mid Cap Growth (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,398	$5,680	$-	$1,772	$(557)	$(442)
Capital gains distributions	-	6,666	-	-	2,755	3,823
Realized capital gain (loss) on sales of fund shares	332	(58,382)	-	(3,656)	1,490	(5,315)
Change in unrealized appreciation/depreciation on investments during the year	109,005	34,934	-	4,024	19,470	3,395
Net increase (decrease) in net assets from operations	113,735	(11,102)	-	2,140	23,158	1,461

From contract owner transactions:
Variable annuity deposits	15,579	37,428	-	221	-	-
Contract owner maintenance charges	(343)	(412)	-	(49)	-	(5)
Terminations and withdrawals	(3,650)	(27,365)	2	(196)	(684)	-
Transfers between subaccounts, net	43,194	(136,456)	(2)	(261,625)	24,425	(20,097)
Net increase (decrease) in net assets from contract owner transactions	54,780	(126,805)	-	(261,649)	23,741	(20,102)
Net increase (decrease) in net assets	168,515	(137,907)	-	(259,509)	46,899	(18,641)
Net assets at beginning of year	494,067	631,974	-	259,509	72,676	91,317
Net assets at end of year	$662,582	$494,067	$-	$-	$119,575	$72,676

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP Natural Resources (c)	Ivy VIP Science and Technology (c)		Ivy VIP Small Cap Core (c)
	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$78	$(2,165)	$(2,468)	$(1,636)	$(835)
Capital gains distributions	-	14,274	9,859	33,558	12,375
Realized capital gain (loss) on sales of fund shares	(3,389)	7,402	(13,671)	16,745	(10)
Change in unrealized appreciation/depreciation on investments during the year	5,241	26,928	10,645	(10,623)	39,426
Net increase (decrease) in net assets from operations	1,930	46,439	4,365	38,044	50,956

From contract owner transactions:
Variable annuity deposits	-	61,877	3,715	12,853	12,527
Contract owner maintenance charges	-	-	-	(300)	(238)
Terminations and withdrawals	(16,125)	(39,238)	(64,204)	(3,834)	(3,800)
Transfers between subaccounts, net	3	(60,204)	53,610	(288,968)	338,574
Net increase (decrease) in net assets from contract owner transactions	(16,122)	(37,565)	(6,879)	(280,249)	347,063
Net increase (decrease) in net assets	(14,192)	8,874	(2,514)	(242,205)	398,019
Net assets at beginning of year	14,192	184,484	186,998	532,008	133,989
Net assets at end of year	$-	$193,358	$184,484	$289,803	$532,008

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Ivy VIP Small Cap Growth (c)		Ivy VIP Value (c)		Janus Henderson VIT Enterprise (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,004)	$(614)	$2,121	$1,469	$(6,342)	$(4,625)
Capital gains distributions	2,647	7,311	4,226	22,660	42,989	53,058
Realized capital gain (loss) on sales of fund shares	(81)	(13,759)	(432)	(776)	38,271	(9,211)
Change in unrealized appreciation/depreciation on investments during the year	21,145	1,284	19,441	(2,879)	79,262	12,118
Net increase (decrease) in net assets from operations	22,707	(5,778)	25,356	20,474	154,180	51,340

From contract owner transactions:
Variable annuity deposits	21,226	80	-	1	77,987	1,610
Contract owner maintenance charges	(53)	(45)	(311)	(267)	(423)	(61)
Terminations and withdrawals	(754)	(27,826)	(2,698)	(2,399)	(100,553)	(30,127)
Transfers between subaccounts, net	59,562	(33,027)	-	-	(5,615)	233,607
Net increase (decrease) in net assets from contract owner transactions	79,981	(60,818)	(3,009)	(2,665)	(28,604)	205,029
Net increase (decrease) in net assets	102,688	(66,596)	22,347	17,809	125,576	256,369
Net assets at beginning of year	74,079	140,675	213,024	195,215	549,000	292,631
Net assets at end of year	$176,767	$74,079	$235,371	$213,024	$674,576	$549,000

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Janus Henderson VIT Forty (c)		Janus Henderson VIT Mid Cap Value (c)		Janus Henderson VIT Overseas (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(585)	$(413)	$(983)	$940	$286	$2,188
Capital gains distributions	9,220	2,779	2,571	46,204	-	2,118
Realized capital gain (loss) on sales of fund shares	18,291	(13,373)	(1,633)	5,887	(9)	(13,667)
Change in unrealized appreciation/depreciation on investments during the year	4,938	(1,406)	23,398	17,126	20,248	438
Net increase (decrease) in net assets from operations	31,864	(12,413)	23,353	70,157	20,525	(8,923)

From contract owner transactions:
Variable annuity deposits	34,653	17,470	-	-	7,496	27,134
Contract owner maintenance charges	(174)	(153)	-	-	(18)	-
Terminations and withdrawals	(38,312)	(13,379)	(10,036)	(2,235)	-	(26,841)
Transfers between subaccounts, net	(141,757)	62,498	(326,757)	6,548	-	(21,273)
Net increase (decrease) in net assets from contract owner transactions	(145,590)	66,436	(336,793)	4,313	7,478	(20,980)
Net increase (decrease) in net assets	(113,726)	54,023	(313,440)	74,470	28,003	(29,903)
Net assets at beginning of year	133,045	79,022	385,458	310,988	67,356	97,259
Net assets at end of year	$19,319	$133,045	$72,018	$385,458	$95,359	$67,356

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Janus Henderson VIT Research (c)		JPMorgan Insurance Trust Core Bond Portfolio		JPMorgan Insurance Trust Small Cap Core Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(36)	$(83)	$740	$46	$(547)	$(300)
Capital gains distributions	170	1,814	-	-	797	7,144
Realized capital gain (loss) on sales of fund shares	(6)	(3,839)	(47)	353	553	(12,900)
Change in unrealized appreciation/depreciation on investments during the year	3,978	2,210	(98)	179	16,103	8,172
Net increase (decrease) in net assets from operations	4,106	102	595	578	16,906	2,116

From contract owner transactions:
Variable annuity deposits	-	-	32,339	-	-	-
Contract owner maintenance charges	-	(24)	-	-	-	-
Terminations and withdrawals	14	-	(1,007)	(233)	(17,439)	(603)
Transfers between subaccounts, net	(13)	(14,491)	6,377	(73,364)	31,482	32,831
Net increase (decrease) in net assets from contract owner transactions	1	(14,515)	37,709	(73,597)	14,043	32,228
Net increase (decrease) in net assets	4,107	(14,413)	38,304	(73,019)	30,949	34,344
Net assets at beginning of year	15,230	29,643	3,787	76,806	118,113	83,769
Net assets at end of year	$19,337	$15,230	$42,091	$3,787	$149,062	$118,113

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	JPMorgan Insurance Trust US Equity Portfolio		Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Calibrated Dividend Growth VC
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$121	$287	$22,759	$31,010	$3,958	$308
Capital gains distributions	1,870	3,883	6,642	-	16,124	4,152
Realized capital gain (loss) on sales of fund shares	967	2	1,666	(76,238)	204	2,397
Change in unrealized appreciation/depreciation on investments during the year	28,491	6,904	14,075	69,039	8,365	(1,071)
Net increase (decrease) in net assets from operations	31,449	11,076	45,142	23,811	28,651	5,786

From contract owner transactions:
Variable annuity deposits	-	-	212,864	63,296	-	25,053
Contract owner maintenance charges	(442)	(363)	(520)	(228)	-	-
Terminations and withdrawals	(7,066)	(83)	(186,580)	(47,741)	(3,888)	(2,233)
Transfers between subaccounts, net	62,876	(244)	(139,446)	(4,424,896)	257,217	30,047
Net increase (decrease) in net assets from contract owner transactions	55,368	(690)	(113,682)	(4,409,569)	253,329	52,867
Net increase (decrease) in net assets	86,817	10,386	(68,540)	(4,385,758)	281,980	58,653
Net assets at beginning of year	119,362	108,976	802,620	5,188,378	65,193	6,540
Net assets at end of year	$206,179	$119,362	$734,080	$802,620	$347,173	$65,193

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Lord Abbett Series Classic Stock VC	Lord Abbett Series Developing Growth VC		Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
	2017	2017	2016	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$136	$(546)	$(716)	$(3)	$(31)
Capital gains distributions	1,224	-	-	-	3
Realized capital gain (loss) on sales of fund shares	2	3,185	(12,151)	1,079	(19,208)
Change in unrealized appreciation/depreciation on investments during the year	(960)	30,902	13,340	(1,654)	555
Net increase (decrease) in net assets from operations	402	33,541	473	(578)	(18,681)

From contract owner transactions:
Variable annuity deposits	96	5,550	-	-	-
Contract owner maintenance charges	-	-	(33)	-	-
Terminations and withdrawals	(289)	(489)	(364)	(6,922)	(921)
Transfers between subaccounts, net	18,396	(62,105)	(13,541)	6	15,024
Net increase (decrease) in net assets from contract owner transactions	18,203	(57,044)	(13,938)	(6,916)	14,103
Net increase (decrease) in net assets	18,605	(23,503)	(13,465)	(7,494)	(4,578)
Net assets at beginning of year	-	158,097	171,562	7,494	4,578
Net assets at end of year	$18,605	$134,594	$158,097	$-	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Lord Abbett Series Mid Cap Stock VC		Lord Abbett Series Total Return VC		MFS VIT Emerging Markets Equity
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(172)	$(1)	$2,190	$12,912	$(345)	$(606)
Capital gains distributions	5,149	1,603	-	2,121	-	-
Realized capital gain (loss) on sales of fund shares	75	(75)	(7,612)	(1,004)	5,059	(7,869)
Change in unrealized appreciation/depreciation on investments during the year	(2,490)	2,687	19,940	(15,112)	32,148	12,922
Net increase (decrease) in net assets from operations	2,562	4,214	14,518	(1,083)	36,862	4,447

From contract owner transactions:
Variable annuity deposits	7,824	-	170,168	12,600	-	1,499
Contract owner maintenance charges	(64)	-	(405)	(501)	(300)	(190)
Terminations and withdrawals	-	(1,793)	(210,255)	(27,334)	(1,310)	(734)
Transfers between subaccounts, net	14,115	9,042	(368,708)	385,713	15,213	2,028
Net increase (decrease) in net assets from contract owner transactions	21,875	7,249	(409,200)	370,478	13,603	2,603
Net increase (decrease) in net assets	24,437	11,463	(394,682)	369,395	50,465	7,050
Net assets at beginning of year	30,918	19,455	556,835	187,440	91,304	84,254
Net assets at end of year	$55,355	$30,918	$162,153	$556,835	$141,769	$91,304

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	MFS VIT Global Tactical Allocation		MFS VIT High Yield		MFS VIT II Research International
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$153	$(152)	$697	$5,596	$1,385	$665
Capital gains distributions	25	570	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(29)	(108)	5,129	178,636	250	(8,493)
Change in unrealized appreciation/depreciation on investments during the year	706	136	(2,508)	3,051	26,535	7,194
Net increase (decrease) in net assets from operations	855	446	3,318	187,283	28,170	(634)

From contract owner transactions:
Variable annuity deposits	-	-	-	181	2	300
Contract owner maintenance charges	-	-	(40)	(249)	-	(7)
Terminations and withdrawals	(998)	(997)	(341)	(99,956)	(1,950)	(5,690)
Transfers between subaccounts, net	-	-	(178,069)	(3,054,611)	17,379	(14,102)
Net increase (decrease) in net assets from contract owner transactions	(998)	(997)	(178,450)	(3,154,635)	15,431	(19,499)
Net increase (decrease) in net assets	(143)	(551)	(175,132)	(2,967,352)	43,601	(20,133)
Net assets at beginning of year	9,518	10,069	188,334	3,155,686	89,381	109,514
Net assets at end of year	$9,375	$9,518	$13,202	$188,334	$132,982	$89,381

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	MFS VIT International Value		MFS VIT New Discovery		MFS VIT Research
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,829	$3,862	$(1,223)	$(687)	$508	$23
Capital gains distributions	782	15,059	4,132	5,399	5,049	6,479
Realized capital gain (loss) on sales of fund shares	31,244	5,143	5,674	(84)	28	1,129
Change in unrealized appreciation/depreciation on investments during the year	164,850	(10,868)	39,732	8,696	9,344	1,775
Net increase (decrease) in net assets from operations	201,705	13,196	48,315	13,324	14,929	9,406

From contract owner transactions:
Variable annuity deposits	139,176	52,163	28,983	82,973	-	-
Contract owner maintenance charges	(804)	(276)	(120)	(79)	-	(5)
Terminations and withdrawals	(98,023)	(45,941)	(8,646)	(1,387)	-	(2,646)
Transfers between subaccounts, net	(6,973)	334,551	(37,856)	53,442	-	(1,754)
Net increase (decrease) in net assets from contract owner transactions	33,376	340,497	(17,639)	134,949	-	(4,405)
Net increase (decrease) in net assets	235,081	353,693	30,676	148,273	14,929	5,001
Net assets at beginning of year	707,631	353,938	191,679	43,406	66,298	61,297
Net assets at end of year	$942,712	$707,631	$222,355	$191,679	$81,227	$66,298

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	MFS VIT Total Return		MFS VIT Total Return Bond		MFS VIT Utilities
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,993	$4,119	$2,821	$5,659	$13,770	$16,173
Capital gains distributions	6,105	6,928	-	-	-	13,382
Realized capital gain (loss) on sales of fund shares	859	(6,522)	(216)	(2,799)	(2,891)	(28,161)
Change in unrealized appreciation/depreciation on investments during the year	10,704	7,123	1,405	4,647	42,111	56,964
Net increase (decrease) in net assets from operations	20,661	11,648	4,010	7,507	52,990	58,358

From contract owner transactions:
Variable annuity deposits	-	2,019	-	7,755	19,145	3,875
Contract owner maintenance charges	(114)	(133)	-	(44)	(105)	(182)
Terminations and withdrawals	(537)	(8,964)	(141)	(84,576)	(59,638)	(72,154)
Transfers between subaccounts, net	(68,928)	51,149	(7,531)	(22,499)	(26,502)	40,725
Net increase (decrease) in net assets from contract owner transactions	(69,579)	44,071	(7,672)	(99,364)	(67,100)	(27,736)
Net increase (decrease) in net assets	(48,918)	55,719	(3,662)	(91,857)	(14,110)	30,622
Net assets at beginning of year	206,904	151,185	130,934	222,791	402,987	372,365
Net assets at end of year	$157,986	$206,904	$127,272	$130,934	$388,877	$402,987

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Morgan Stanley VIF Emerging Markets Debt (c)		Morgan Stanley VIF Emerging Markets Equity (c)		Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,384	$13,096	$(1,325)	$(1,688)	$2,817	$(60)
Capital gains distributions	-	-	-	-	26,721	2,631
Realized capital gain (loss) on sales of fund shares	23	(12,388)	4,790	(4,270)	180	24
Change in unrealized appreciation/depreciation on investments during the year	1,883	28,478	82,549	14,071	19,610	2,107
Net increase (decrease) in net assets from operations	9,290	29,186	86,014	8,113	49,328	4,702

From contract owner transactions:
Variable annuity deposits	78,680	4,245	7,913	1,723	367,917	-
Contract owner maintenance charges	-	(169)	(446)	(216)	-	-
Terminations and withdrawals	(11,232)	(55,254)	(11,566)	(3,492)	-	-
Transfers between subaccounts, net	48,871	(193,346)	36,944	2,065	7,266	7,044
Net increase (decrease) in net assets from contract owner transactions	116,319	(244,524)	32,845	80	375,183	7,044
Net increase (decrease) in net assets	125,609	(215,338)	118,859	8,193	424,511	11,746
Net assets at beginning of year	72,608	287,946	225,342	217,149	56,039	44,293
Net assets at end of year	$198,217	$72,608	$344,201	$225,342	$480,550	$56,039

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Morningstar Balanced ETF Asset Allocation Portfolio		Morningstar Conservative ETF Asset Allocation Portfolio		Morningstar Growth ETF Asset Allocation Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,602	$1,215	$2,036	$(6,707)	$59	$1,327
Capital gains distributions	48,401	30,382	1,486	7,788	21,749	19,526
Realized capital gain (loss) on sales of fund shares	1,125	(1,277)	(48)	(211)	6,286	(392)
Change in unrealized appreciation/depreciation on investments during the year	33,719	23,099	11,484	31,943	37,461	13,854
Net increase (decrease) in net assets from operations	85,847	53,419	14,958	32,813	65,555	34,315

From contract owner transactions:
Variable annuity deposits	-	66,229	-	80,692	-	17,445
Contract owner maintenance charges	(101)	(90)	-	-	(212)	(184)
Terminations and withdrawals	(28,533)	(233,985)	(720)	(250)	(81,458)	(6,537)
Transfers between subaccounts, net	128,231	-	-	(718,277)	-	-
Net increase (decrease) in net assets from contract owner transactions	99,597	(167,846)	(720)	(637,835)	(81,670)	10,724
Net increase (decrease) in net assets	185,444	(114,427)	14,238	(605,022)	(16,115)	45,039
Net assets at beginning of year	632,481	746,908	297,971	902,993	448,974	403,935
Net assets at end of year	$817,925	$632,481	$312,209	$297,971	$432,859	$448,974

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Morningstar Income and Growth ETF Asset Allocation Portfolio		Neuberger Berman AMT Guardian		Neuberger Berman AMT Socially Responsive
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$723	$578	$(641)	$(471)	$(268)	$(205)
Capital gains distributions	4,780	4,989	6,332	9,920	1,213	697
Realized capital gain (loss) on sales of fund shares	(208)	(165)	(2,379)	(230)	60	1,229
Change in unrealized appreciation/depreciation on investments during the year	3,231	(475)	8,609	(5,566)	3,197	853
Net increase (decrease) in net assets from operations	8,526	4,927	11,921	3,653	4,202	2,574

From contract owner transactions:
Variable annuity deposits	-	-	-	-	9,926	-
Contract owner maintenance charges	-	-	-	-	(69)	(49)
Terminations and withdrawals	(2,495)	(2,492)	(10,083)	-	-	(84)
Transfers between subaccounts, net	-	-	-	-	-	(4,191)
Net increase (decrease) in net assets from contract owner transactions	(2,495)	(2,492)	(10,083)	-	9,857	(4,324)
Net increase (decrease) in net assets	6,031	2,435	1,838	3,653	14,059	(1,750)
Net assets at beginning of year	97,326	94,891	54,682	51,029	20,492	22,242
Net assets at end of year	$103,357	$97,326	$56,520	$54,682	$34,551	$20,492

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Oppenheimer Global Fund/VA		Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,354)	$(1,888)	$610	$(2,417)	$3,131	$1,177
Capital gains distributions	-	18,233	-	-	-	14,563
Realized capital gain (loss) on sales of fund shares	9,842	(10,302)	776	56,737	(193)	(17,452)
Change in unrealized appreciation/depreciation on investments during the year	173,348	(5,096)	1,196	874	171,514	(17,099)
Net increase (decrease) in net assets from operations	179,836	947	2,582	55,194	174,452	(18,811)

From contract owner transactions:
Variable annuity deposits	7,936	47,051	12,877	-	38,339	86,252
Contract owner maintenance charges	(621)	(429)	(61)	(49)	(64)	(16)
Terminations and withdrawals	(12,355)	(1,457)	(18,213)	(16,299)	(58,431)	(39,471)
Transfers between subaccounts, net	340,281	8,293	(5,788)	(37,394)	384,879	(2,886)
Net increase (decrease) in net assets from contract owner transactions	335,241	53,458	(11,185)	(53,742)	364,723	43,879
Net increase (decrease) in net assets	515,077	54,405	(8,603)	1,452	539,175	25,068
Net assets at beginning of year	348,869	294,464	51,099	49,647	621,979	596,911
Net assets at end of year	$863,946	$348,869	$42,496	$51,099	$1,161,154	$621,979

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(205)	$(1,072)	$8,583	$3,946	$2,517	$130
Capital gains distributions	27,662	15,443	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,676)	(29,060)	(857)	(5,409)	(952)	(6,612)
Change in unrealized appreciation/depreciation on investments during the year	36,954	70,611	21,143	16,796	(722)	10,401
Net increase (decrease) in net assets from operations	62,735	55,922	28,869	15,333	843	3,919

From contract owner transactions:
Variable annuity deposits	103,145	15,100	17,149	-	1,986	1,000
Contract owner maintenance charges	(527)	(294)	-	-	-	(24)
Terminations and withdrawals	(71,519)	(34,570)	(1,758)	(23,582)	(716)	(408)
Transfers between subaccounts, net	282,694	(83,298)	(46,978)	109,329	3,485	(14,603)
Net increase (decrease) in net assets from contract owner transactions	313,793	(103,062)	(31,587)	85,747	4,755	(14,035)
Net increase (decrease) in net assets	376,528	(47,140)	(2,718)	101,080	5,598	(10,116)
Net assets at beginning of year	380,332	427,472	252,678	151,598	22,895	33,011
Net assets at end of year	$756,860	$380,332	$249,960	$252,678	$28,493	$22,895

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (Unhedged)		PIMCO VIT Global Bond (Unhedged)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$25,319	$40,963	$713	$186	$1,319	$396
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(583)	(8,722)	187	(390)	1,026	1,755
Change in unrealized appreciation/depreciation on investments during the year	23,212	26,356	4,609	(249)	2,982	796
Net increase (decrease) in net assets from operations	47,948	58,597	5,509	(453)	5,327	2,947

From contract owner transactions:
Variable annuity deposits	15,057	5,098	-	25,053	27,839	7
Contract owner maintenance charges	(235)	(1,420)	(79)	(2)	(8)	(7)
Terminations and withdrawals	(117,748)	(211,901)	(4,951)	(1,860)	(2,153)	(47,609)
Transfers between subaccounts, net	168,058	354,849	34,907	(14,966)	54,551	47,762
Net increase (decrease) in net assets from contract owner transactions	65,132	146,626	29,877	8,225	80,229	153
Net increase (decrease) in net assets	113,080	205,223	35,386	7,772	85,556	3,100
Net assets at beginning of year	583,936	378,713	33,342	25,570	13,816	10,716
Net assets at end of year	$697,016	$583,936	$68,728	$33,342	$99,372	$13,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT High Yield		PIMCO VIT Low Duration Advisor Class		PIMCO VIT Low Duration Administrative Class (e)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$61,033	$106,803	$6,988	$7,846	$269	$317
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	70,376	178,184	(2,598)	(39,450)	(1)	(2)
Change in unrealized appreciation/depreciation on investments during the year	(38,549)	53,879	(873)	27,027	2	(28)
Net increase (decrease) in net assets from operations	92,860	338,866	3,517	(4,577)	270	287

From contract owner transactions:
Variable annuity deposits	12	8	-	931,736	-	-
Contract owner maintenance charges	(104)	(135)	(534)	(103)	(262)	(259)
Terminations and withdrawals	(130,720)	(564,707)	(185,864)	(639,840)	-	(123)
Transfers between subaccounts, net	(1,617,425)	2,064,792	1,449,665	(775,919)	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,748,237)	1,499,958	1,263,267	(484,126)	(262)	(382)
Net increase (decrease) in net assets	(1,655,377)	1,838,824	1,266,784	(488,703)	8	(95)
Net assets at beginning of year	2,095,843	257,019	762,359	1,251,062	30,383	30,478
Net assets at end of year	$440,466	$2,095,843	$2,029,143	$762,359	$30,391	$30,383

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT Real Return Administrative Class (e)	PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term
	2017	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$51	$12,540	$8,853	$15,212	$5,131
Capital gains distributions	-	-	-	-	6,362
Realized capital gain (loss) on sales of fund shares	-	(2,499)	(25,883)	1,080	(4,162)
Change in unrealized appreciation/depreciation on investments during the year	210	10,074	37,331	7,366	(4,971)
Net increase (decrease) in net assets from operations	261	20,115	20,301	23,658	2,360

From contract owner transactions:
Variable annuity deposits	37,020	15,857	2	366	-
Contract owner maintenance charges	-	(172)	(70)	(210)	(101)
Terminations and withdrawals	-	(91,764)	(65,960)	(283,583)	(17,958)
Transfers between subaccounts, net	-	232,357	23,555	158,828	(746,146)
Net increase (decrease) in net assets from contract owner transactions	37,020	156,278	(42,473)	(124,599)	(764,205)
Net increase (decrease) in net assets	37,281	176,393	(22,172)	(100,941)	(761,845)
Net assets at beginning of year	-	570,559	592,731	1,336,186	2,098,031
Net assets at end of year	$37,281	$746,952	$570,559	$1,235,245	$1,336,186

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT		Pioneer Equity Income VCT
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$19,157	$28,944	$10,515	$9,245	$1,547	$1,513
Capital gains distributions	-	-	1,671	276	13,690	4,669
Realized capital gain (loss) on sales of fund shares	(5,297)	(65,168)	(307)	383	7,650	90
Change in unrealized appreciation/depreciation on investments during the year	40,129	103,709	3,342	6,083	836	10,555
Net increase (decrease) in net assets from operations	53,989	67,485	15,221	15,987	23,723	16,827

From contract owner transactions:
Variable annuity deposits	591	10,311	10,652	-	13,992	-
Contract owner maintenance charges	(706)	(424)	-	(174)	(82)	(64)
Terminations and withdrawals	(196,132)	(185,207)	(23,954)	(44,286)	(1,967)	(2,099)
Transfers between subaccounts, net	199,123	(1,274,800)	72,571	91,002	(51,925)	146,740
Net increase (decrease) in net assets from contract owner transactions	2,876	(1,450,120)	59,269	46,542	(39,982)	144,577
Net increase (decrease) in net assets	56,865	(1,382,635)	74,490	62,529	(16,259)	161,404
Net assets at beginning of year	1,301,592	2,684,227	460,935	398,406	210,777	49,373
Net assets at end of year	$1,358,457	$1,301,592	$535,425	$460,935	$194,518	$210,777

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Pioneer High Yield VCT		Pioneer Real Estate Shares VCT		Pioneer Strategic Income VCT
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,719	$96,942	$230	$141	$3,276	$3,282
Capital gains distributions	-	-	1,133	3,016	130	-
Realized capital gain (loss) on sales of fund shares	(1,574)	325,140	(109)	(2,163)	-	(1,084)
Change in unrealized appreciation/depreciation on investments during the year	(436)	1,248	(854)	(2,612)	1,532	6,497
Net increase (decrease) in net assets from operations	3,709	423,330	400	(1,618)	4,938	8,695

From contract owner transactions:
Variable annuity deposits	-	5,247,294	2	1,392	-	22,576
Contract owner maintenance charges	(22)	-	(32)	(8)	(1)	(17)
Terminations and withdrawals	(113,811)	(105,699)	(441)	(46,809)	(5,056)	(28,790)
Transfers between subaccounts, net	212,983	(5,569,702)	4,632	(13,388)	183	(14,772)
Net increase (decrease) in net assets from contract owner transactions	99,150	(428,107)	4,161	(58,813)	(4,874)	(21,003)
Net increase (decrease) in net assets	102,859	(4,777)	4,561	(60,431)	64	(12,308)
Net assets at beginning of year	13,978	18,755	13,911	74,342	131,626	143,934
Net assets at end of year	$116,837	$13,978	$18,472	$13,911	$131,690	$131,626

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Power Income VIT		Probabilities Fund		Putnam VT Absolute Return 500
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$632	$(2,120)	$(32,899)	$(72,500)	$(9,831)	$32,218
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(247)	(1,348)	(16,642)	(600,581)	(2,032)	(13,986)
Change in unrealized appreciation/depreciation on investments during the year	2,390	12,951	501,658	601,289	69,442	(26,647)
Net increase (decrease) in net assets from operations	2,775	9,483	452,117	(71,792)	57,579	(8,415)

From contract owner transactions:
Variable annuity deposits	210,032	-	16,455	30,045	-	15,669
Contract owner maintenance charges	-	-	(1,467)	(2,964)	-	-
Terminations and withdrawals	(64,024)	(28,807)	(179,951)	(3,679,841)	(262,654)	(361,705)
Transfers between subaccounts, net	(42,495)	22,144	(441,311)	(1,247,262)	(88,273)	(72,535)
Net increase (decrease) in net assets from contract owner transactions	103,513	(6,663)	(606,274)	(4,900,022)	(350,927)	(418,571)
Net increase (decrease) in net assets	106,288	2,820	(154,157)	(4,971,814)	(293,348)	(426,986)
Net assets at beginning of year	267,720	264,900	3,560,029	8,531,843	1,142,500	1,569,486
Net assets at end of year	$374,008	$267,720	$3,405,872	$3,560,029	$849,152	$1,142,500

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Putnam VT Capital Opportunities	Putnam VT Diversified Income		Putnam VT Equity Income
	2017	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(167)	$7,330	$9,539	$6,637	$7,254
Capital gains distributions	1,450	-	-	19,707	10,695
Realized capital gain (loss) on sales of fund shares	(16)	(720)	(9,420)	14,224	(6,126)
Change in unrealized appreciation/depreciation on investments during the year	(457)	3,274	9,056	71,141	54,498
Net increase (decrease) in net assets from operations	810	9,884	9,175	111,709	66,321

From contract owner transactions:
Variable annuity deposits	-	4,450	3,209	30,571	4,793
Contract owner maintenance charges	(65)	-	-	(30)	(54)
Terminations and withdrawals	-	(8,731)	(45,664)	(56,794)	(46,797)
Transfers between subaccounts, net	18,025	(7,712)	27,141	2,719	(118,555)
Net increase (decrease) in net assets from contract owner transactions	17,960	(11,993)	(15,314)	(23,534)	(160,613)
Net increase (decrease) in net assets	18,770	(2,109)	(6,139)	88,175	(94,292)
Net assets at beginning of year	-	153,790	159,929	651,004	745,296
Net assets at end of year	$18,770	$151,681	$153,790	$739,179	$651,004

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Putnam VT Global Asset Allocation		Putnam VT Growth Opportunities	Putnam VT High Yield
	2017	2016	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$225	$(335)	$(6)	$(7,656)	$992
Capital gains distributions	2,865	3,494	3	-	-
Realized capital gain (loss) on sales of fund shares	4,232	(2,426)	(3,190)	7,014	(2,142)
Change in unrealized appreciation/depreciation on investments during the year	1,162	3,735	1,732	54,762	9,659
Net increase (decrease) in net assets from operations	8,484	4,468	(1,461)	54,120	8,509

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	-	(98,306)	(3,455)	(334,994)	(38,241)
Transfers between subaccounts, net	(76,048)	63,943	(68,367)	1,577,202	(64,451)
Net increase (decrease) in net assets from contract owner transactions	(76,048)	(34,363)	(71,822)	1,242,208	(102,692)
Net increase (decrease) in net assets	(67,564)	(29,895)	(73,283)	1,296,328	(94,183)
Net assets at beginning of year	79,437	109,332	73,283	50,186	144,369
Net assets at end of year	$11,873	$79,437	$-	$1,346,514	$50,186

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Putnam VT Income		Putnam VT Investors		Rational Dynamic Momentum VA (a)
	2017	2016	2017	2016	2017
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$620	$7,806	$841	$805	$(8,938)
Capital gains distributions	-	-	7,241	3,970	-
Realized capital gain (loss) on sales of fund shares	(6)	(16,700)	2,098	(10)	93
Change in unrealized appreciation/depreciation on investments during the year	312	10,390	15,472	8,212	299,437
Net increase (decrease) in net assets from operations	926	1,496	25,652	12,977	290,592

From contract owner transactions:
Variable annuity deposits	6,953	1,300	-	-	10,150,000
Contract owner maintenance charges	-	-	(429)	(352)	-
Terminations and withdrawals	-	-	-	-	-
Transfers between subaccounts, net	-	(173,220)	(17,779)	-	-
Net increase (decrease) in net assets from contract owner transactions	6,953	(171,920)	(18,208)	(352)	10,150,000
Net increase (decrease) in net assets	7,879	(170,424)	7,444	12,625	10,440,592
Net assets at beginning of year	16,007	186,431	126,762	114,137	-
Net assets at end of year	$23,886	$16,007	$134,206	$126,762	$10,440,592

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Redwood Managed Volatility		Rydex VIF Banking		Rydex VIF Basic Materials
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$458,629	$(48,066)	$(2,006)	$40	$(5,745)	$(5,373)
Capital gains distributions	-	-	-	-	1,762	12,207
Realized capital gain (loss) on sales of fund shares	463,069	380,015	14,547	(12,105)	42,575	46,006
Change in unrealized appreciation/depreciation on investments during the year	(252,074)	667,263	26,918	26,144	89,825	17,663
Net increase (decrease) in net assets from operations	669,624	999,212	39,459	14,079	128,417	70,503

From contract owner transactions:
Variable annuity deposits	-	122,231	14,019	74,500	88,398	82,819
Contract owner maintenance charges	-	-	(103)	(96)	(176)	(35)
Terminations and withdrawals	(3,850,107)	(1,035,848)	(40,123)	(9,278)	(43,184)	(67,310)
Transfers between subaccounts, net	(1,611,787)	12,342,123	(31,861)	201,156	16,785	682,297
Net increase (decrease) in net assets from contract owner transactions	(5,461,894)	11,428,506	(58,068)	266,282	61,823	697,771
Net increase (decrease) in net assets	(4,792,270)	12,427,718	(18,609)	280,361	190,240	768,274
Net assets at beginning of year	12,427,718	-	371,114	90,753	823,952	55,678
Net assets at end of year	$7,635,448	$12,427,718	$352,505	$371,114	$1,014,192	$823,952

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Biotechnology		Rydex VIF Commodities Strategy		Rydex VIF Consumer Products
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,727)	$(3,793)	$(914)	$(2,219)	$(583)	$(1,649)
Capital gains distributions	-	-	-	-	7,028	34,470
Realized capital gain (loss) on sales of fund shares	(22,452)	(43,627)	39,017	(99,771)	9,989	(8,809)
Change in unrealized appreciation/depreciation on investments during the year	70,320	(23,041)	(8,653)	68,460	6,826	(809)
Net increase (decrease) in net assets from operations	44,141	(70,461)	29,450	(33,530)	23,260	23,203

From contract owner transactions:
Variable annuity deposits	48,720	13,658	-	-	76,299	5,859
Contract owner maintenance charges	(333)	(346)	(5)	(38)	(385)	(292)
Terminations and withdrawals	(34,953)	(55,861)	(240,336)	(42,687)	(67,340)	(39,843)
Transfers between subaccounts, net	50,569	(1,012)	(71,286)	782,020	(210,193)	260,558
Net increase (decrease) in net assets from contract owner transactions	64,003	(43,561)	(311,627)	739,295	(201,619)	226,282
Net increase (decrease) in net assets	108,144	(114,022)	(282,177)	705,765	(178,359)	249,485
Net assets at beginning of year	238,699	352,721	748,792	43,027	525,160	275,675
Net assets at end of year	$346,843	$238,699	$466,615	$748,792	$346,801	$525,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Dow 2x Strategy		Rydex VIF Electronics		Rydex VIF Energy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,707)	$(1,418)	$(1,109)	$(620)	$(1,920)	$2,287
Capital gains distributions	6,381	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	91,074	14,689	44,412	10,432	(8,928)	(37,050)
Change in unrealized appreciation/depreciation on investments during the year	155,575	51,047	2,257	2,130	(12,029)	82,047
Net increase (decrease) in net assets from operations	247,323	64,318	45,560	11,942	(22,877)	47,284

From contract owner transactions:
Variable annuity deposits	9,546	-	2,494	2	15,139	93,813
Contract owner maintenance charges	(256)	(33)	(46)	(31)	(407)	(134)
Terminations and withdrawals	(19,187)	(1,920)	(83,769)	(35,251)	(16,202)	(57,653)
Transfers between subaccounts, net	260,227	201,050	(50,145)	114,958	(177,314)	217,554
Net increase (decrease) in net assets from contract owner transactions	250,330	199,097	(131,466)	79,678	(178,784)	253,580
Net increase (decrease) in net assets	497,653	263,415	(85,906)	91,620	(201,661)	300,864
Net assets at beginning of year	353,860	90,445	124,132	32,512	400,117	99,253
Net assets at end of year	$851,513	$353,860	$38,226	$124,132	$198,456	$400,117

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Energy Services		Rydex VIF Europe 1.25x Strategy		Rydex VIF Financial Services
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,475)	$1,065	$98	$(15)	$(2,371)	$(524)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(7,416)	(37,437)	2,248	1,188	62,770	2,612
Change in unrealized appreciation/depreciation on investments during the year	(41,380)	45,829	8,909	397	(11,567)	59,333
Net increase (decrease) in net assets from operations	(51,271)	9,457	11,255	1,570	48,832	61,421

From contract owner transactions:
Variable annuity deposits	7,595	78,038	-	-	21,852	16,445
Contract owner maintenance charges	(199)	(96)	(11)	(1)	(524)	(427)
Terminations and withdrawals	(11,632)	(4,591)	(661)	(4,256)	(59,181)	(25,099)
Transfers between subaccounts, net	(146,922)	228,259	154,472	264	(267,930)	291,736
Net increase (decrease) in net assets from contract owner transactions	(151,158)	301,610	153,800	(3,993)	(305,783)	282,655
Net increase (decrease) in net assets	(202,429)	311,067	165,055	(2,423)	(256,951)	344,076
Net assets at beginning of year	341,236	30,169	2,511	4,934	616,941	272,865
Net assets at end of year	$138,807	$341,236	$167,566	$2,511	$359,990	$616,941

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Government Long Bond 1.2x Strategy		Rydex VIF Health Care		Rydex VIF High Yield Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$53	$(5,068)	$(4,877)	$(4,286)	$(6,577)	$47,070
Capital gains distributions	-	-	23,424	10,650	-	-
Realized capital gain (loss) on sales of fund shares	28,129	18,432	(6,277)	(121,718)	13,711	(48,803)
Change in unrealized appreciation/depreciation on investments during the year	8,505	22,759	39,135	12,930	13,725	(2,045)
Net increase (decrease) in net assets from operations	36,687	36,123	51,405	(102,424)	20,859	(3,778)

From contract owner transactions:
Variable annuity deposits	-	25,081	81,415	-	504	15,224
Contract owner maintenance charges	(227)	(102)	(478)	(381)	(3,650)	(2,370)
Terminations and withdrawals	(7,124)	(201,417)	(59,759)	(100,741)	(77,785)	(72,994)
Transfers between subaccounts, net	(105,695)	(208,799)	54,387	(279,643)	1,985,012	(1,678,060)
Net increase (decrease) in net assets from contract owner transactions	(113,046)	(385,237)	75,565	(380,765)	1,904,081	(1,738,200)
Net increase (decrease) in net assets	(76,359)	(349,114)	126,970	(483,189)	1,924,940	(1,741,978)
Net assets at beginning of year	79,765	428,879	233,405	716,594	86,634	1,828,612
Net assets at end of year	$3,406	$79,765	$360,375	$233,405	$2,011,574	$86,634

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Internet		Rydex VIF Inverse Dow 2x Strategy		Rydex VIF Inverse Government Long Bond Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(956)	$(523)	$(592)	$(2,990)	$(552)	$(648)
Capital gains distributions	757	5,211	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8,627	(12,380)	(50,901)	(44,689)	780	(10,465)
Change in unrealized appreciation/depreciation on investments during the year	21,312	(743)	37,140	(40,793)	(10,886)	10,597
Net increase (decrease) in net assets from operations	29,740	(8,435)	(14,353)	(88,472)	(10,658)	(516)

From contract owner transactions:
Variable annuity deposits	31,791	214	-	61,831	69	-
Contract owner maintenance charges	(33)	(37)	(37)	(67)	(1)	(9)
Terminations and withdrawals	(63,548)	(22,477)	(98,784)	(930)	(12,269)	(19,259)
Transfers between subaccounts, net	116,039	(78,918)	(86,009)	231,999	(13,244)	22,467
Net increase (decrease) in net assets from contract owner transactions	84,249	(101,218)	(184,830)	292,833	(25,445)	3,199
Net increase (decrease) in net assets	113,989	(109,653)	(199,183)	204,361	(36,103)	2,683
Net assets at beginning of year	31,500	141,153	204,163	(198)	132,863	130,180
Net assets at end of year	$145,489	$31,500	$4,980	$204,163	$96,760	$132,863

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Inverse Mid-Cap Strategy		Rydex VIF Inverse NASDAQ-100 Strategy		Rydex VIF Inverse Russell 2000 Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(114)	$(150)	$(2,098)	$(10,171)	$(291)	$(320)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10,994)	(1,251)	(35,130)	(126,699)	(28,765)	(8,649)
Change in unrealized appreciation/depreciation on investments during the year	6,220	(6,213)	(19,371)	(2,741)	13,231	(13,253)
Net increase (decrease) in net assets from operations	(4,888)	(7,614)	(56,599)	(139,611)	(15,825)	(22,222)

From contract owner transactions:
Variable annuity deposits	-	-	45,027	52,832	-	449
Contract owner maintenance charges	(13)	(31)	(41)	(104)	(25)	(59)
Terminations and withdrawals	(737)	(1,310)	(699)	(5,691)	(1,773)	(2,415)
Transfers between subaccounts, net	(67,219)	56,333	(83,727)	257,869	(96,227)	139,876
Net increase (decrease) in net assets from contract owner transactions	(67,969)	54,992	(39,440)	304,906	(98,025)	137,851
Net increase (decrease) in net assets	(72,857)	47,378	(96,039)	165,295	(113,850)	115,629
Net assets at beginning of year	74,658	27,280	201,012	35,717	115,629	-
Net assets at end of year	$1,801	$74,658	$104,973	$201,012	$1,779	$115,629

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Inverse S&P 500 Strategy		Rydex VIF Japan 2x Strategy		Rydex VIF Leisure
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,044)	$(7,262)	$(8)	$(203)	$(90)	$(31)
Capital gains distributions	-	-	-	-	78	61
Realized capital gain (loss) on sales of fund shares	(24,993)	(57,304)	(28)	(27,379)	1,891	(4,051)
Change in unrealized appreciation/depreciation on investments during the year	3,049	23,765	87	32	312	4,006
Net increase (decrease) in net assets from operations	(23,988)	(40,801)	51	(27,550)	2,191	(15)

From contract owner transactions:
Variable annuity deposits	-	45,527	-	-	-	-
Contract owner maintenance charges	(45)	(69)	(6)	-	(10)	(2)
Terminations and withdrawals	(5,441)	(6,918)	-	(1,055)	(30,775)	(2,264)
Transfers between subaccounts, net	(87,665)	(1,939,383)	9,509	28,084	81,039	(114,204)
Net increase (decrease) in net assets from contract owner transactions	(93,151)	(1,900,843)	9,503	27,029	50,254	(116,470)
Net increase (decrease) in net assets	(117,139)	(1,941,644)	9,554	(521)	52,445	(116,485)
Net assets at beginning of year	186,373	2,128,017	301	822	2	116,487
Net assets at end of year	$69,234	$186,373	$9,855	$301	$52,447	$2

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Mid-Cap 1.5x Strategy		Rydex VIF NASDAQ-100		Rydex VIF NASDAQ-100 2x Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,419)	$(5,192)	$(18,312)	$(13,030)	$(12,885)	$(7,367)
Capital gains distributions	107,756	47,709	106,614	68,611	17,143	77,566
Realized capital gain (loss) on sales of fund shares	64,566	12,306	277,833	(8,726)	284,219	(94,083)
Change in unrealized appreciation/depreciation on investments during the year	(62,943)	74,988	44,175	(3,024)	382,299	57,095
Net increase (decrease) in net assets from operations	103,960	129,811	410,310	43,831	670,776	33,211

From contract owner transactions:
Variable annuity deposits	5,669	18,134	9,159	-	138,898	10,671
Contract owner maintenance charges	(29)	(10)	(2,247)	(820)	(518)	(62)
Terminations and withdrawals	(38,261)	(37,934)	(128,859)	(184,576)	(404,922)	(229,552)
Transfers between subaccounts, net	(286,956)	211,611	(1,183,516)	21,922	291,211	(226,340)
Net increase (decrease) in net assets from contract owner transactions	(319,577)	191,801	(1,305,463)	(163,474)	24,669	(445,283)
Net increase (decrease) in net assets	(215,617)	321,612	(895,153)	(119,643)	695,445	(412,072)
Net assets at beginning of year	891,805	570,193	2,216,517	2,336,160	980,315	1,392,387
Net assets at end of year	$676,188	$891,805	$1,321,364	$2,216,517	$1,675,760	$980,315

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Nova		Rydex VIF Precious Metals		Rydex VIF Real Estate
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,247)	$(1,411)	$27,114	$(7,075)	$25,854	$7,727
Capital gains distributions	10,299	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	17,811	13,944	(111,753)	11,894	(39,826)	(17,359)
Change in unrealized appreciation/depreciation on investments during the year	6,254	7,512	49,784	22,106	(3,282)	6,437
Net increase (decrease) in net assets from operations	33,117	20,045	(34,855)	26,925	(17,254)	(3,195)

From contract owner transactions:
Variable annuity deposits	1,650	-	154,344	215,041	145	11,834
Contract owner maintenance charges	(24)	(120)	(1,009)	(433)	(149)	(212)
Terminations and withdrawals	(2,602)	(67,230)	(102,959)	(77,667)	(25,075)	(288,159)
Transfers between subaccounts, net	(47,380)	(110,904)	(349,907)	470,214	118,076	(1,043,561)
Net increase (decrease) in net assets from contract owner transactions	(48,356)	(178,254)	(299,531)	607,155	92,997	(1,320,098)
Net increase (decrease) in net assets	(15,239)	(158,209)	(334,386)	634,080	75,743	(1,323,293)
Net assets at beginning of year	126,443	284,652	753,170	119,090	99,713	1,423,006
Net assets at end of year	$111,204	$126,443	$418,784	$753,170	$175,456	$99,713

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Retailing		Rydex VIF Russell 2000 1.5x Strategy		Rydex VIF Russell 2000 2x Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(349)	$(415)	$(1,522)	$(324)	$(2,876)	$(2,079)
Capital gains distributions	-	2,719	3,320	-	26,740	-
Realized capital gain (loss) on sales of fund shares	(1,003)	(4,649)	5,569	1,465	(17,585)	74,090
Change in unrealized appreciation/depreciation on investments during the year	4,849	1,360	7,300	215	(24,864)	52,171
Net increase (decrease) in net assets from operations	3,497	(985)	14,667	1,356	(18,585)	124,182

From contract owner transactions:
Variable annuity deposits	18	-	74,425	-	81,471	-
Contract owner maintenance charges	(20)	(24)	(11)	(1)	(378)	(164)
Terminations and withdrawals	(2,191)	(821)	(3,145)	(2,557)	(34,011)	(15,601)
Transfers between subaccounts, net	42,969	(20,441)	(212,368)	249,192	(164,428)	160,415
Net increase (decrease) in net assets from contract owner transactions	40,776	(21,286)	(141,099)	246,634	(117,346)	144,650
Net increase (decrease) in net assets	44,273	(22,271)	(126,432)	247,990	(135,931)	268,832
Net assets at beginning of year	34,422	56,693	263,617	15,627	319,778	50,946
Net assets at end of year	$78,695	$34,422	$137,185	$263,617	$183,847	$319,778

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF S&P 500 2x Strategy		Rydex VIF S&P 500 Pure Growth		Rydex VIF S&P 500 Pure Value
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13,977)	$(5,233)	$(26,189)	$(13,476)	$1,170	$(236)
Capital gains distributions	82,215	83,215	91,540	76,352	19,319	2,250
Realized capital gain (loss) on sales of fund shares	124,514	18,116	79,250	(171,002)	521	(18,351)
Change in unrealized appreciation/depreciation on investments during the year	499,832	80,266	266,812	(2,811)	20,385	14,055
Net increase (decrease) in net assets from operations	692,584	176,364	411,413	(110,937)	41,395	(2,282)

From contract owner transactions:
Variable annuity deposits	235,205	19,232	47,711	140,847	-	341
Contract owner maintenance charges	(662)	(49)	(1,381)	(413)	(337)	(3)
Terminations and withdrawals	(209,682)	(151,401)	(256,383)	(419,755)	(5,861)	(36,482)
Transfers between subaccounts, net	457,669	450,444	943,243	100,270	494,563	165,711
Net increase (decrease) in net assets from contract owner transactions	482,530	318,226	733,190	(179,051)	488,365	129,567
Net increase (decrease) in net assets	1,175,114	494,590	1,144,603	(289,988)	529,760	127,285
Net assets at beginning of year	1,274,829	780,239	1,526,476	1,816,464	230,397	103,112
Net assets at end of year	$2,449,943	$1,274,829	$2,671,079	$1,526,476	$760,157	$230,397

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF S&P MidCap 400 Pure Growth		Rydex VIF S&P MidCap 400 Pure Value		Rydex VIF S&P SmallCap 600 Pure Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,533)	$(2,296)	$(3,373)	$(3,045)	$(6,416)	$(1,710)
Capital gains distributions	-	-	32,358	-	15,498	-
Realized capital gain (loss) on sales of fund shares	11,131	(34,430)	9,318	15,863	67,250	(35,268)
Change in unrealized appreciation/depreciation on investments during the year	29,989	38,902	(23,563)	57,972	(1,951)	47,878
Net increase (decrease) in net assets from operations	39,587	2,176	14,740	70,790	74,381	10,900

From contract owner transactions:
Variable annuity deposits	70,558	10,145	81,195	79,335	64,267	1,690
Contract owner maintenance charges	(66)	(57)	(92)	(169)	(509)	(65)
Terminations and withdrawals	(97,477)	(71,494)	(34,577)	(58,382)	(70,219)	(38,183)
Transfers between subaccounts, net	6,189	(182,101)	(519,826)	363,474	(116,966)	56,926
Net increase (decrease) in net assets from contract owner transactions	(20,796)	(243,507)	(473,300)	384,258	(123,427)	20,368
Net increase (decrease) in net assets	18,791	(241,331)	(458,560)	455,048	(49,046)	31,268
Net assets at beginning of year	218,859	460,190	586,979	131,931	438,570	407,302
Net assets at end of year	$237,650	$218,859	$128,419	$586,979	$389,524	$438,570

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF S&P SmallCap 600 Pure Value		Rydex VIF Strengthening Dollar 2x Strategy		Rydex VIF Technology
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,591)	$(2,482)	$(10)	$(43)	$(3,452)	$(2,723)
Capital gains distributions	5,331	-	34	411	5,909	9,875
Realized capital gain (loss) on sales of fund shares	(72,053)	19,072	918	169	67,255	(26,208)
Change in unrealized appreciation/depreciation on investments during the year	(8,615)	18,883	(2,113)	1,833	18,684	4,033
Net increase (decrease) in net assets from operations	(79,928)	35,473	(1,171)	2,370	88,396	(15,023)

From contract owner transactions:
Variable annuity deposits	129,289	20,721	-	-	14,112	62
Contract owner maintenance charges	(387)	(28)	-	(8)	(127)	(149)
Terminations and withdrawals	(34,775)	(30,827)	(78)	(40)	(102,771)	(37,359)
Transfers between subaccounts, net	(118,010)	306,568	(28,906)	20,197	330,117	(349,874)
Net increase (decrease) in net assets from contract owner transactions	(23,883)	296,434	(28,984)	20,149	241,331	(387,320)
Net increase (decrease) in net assets	(103,811)	331,907	(30,155)	22,519	329,727	(402,343)
Net assets at beginning of year	390,567	58,660	30,155	7,636	72,215	474,558
Net assets at end of year	$286,756	$390,567	$-	$30,155	$401,942	$72,215

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Telecommunications		Rydex VIF Transportation		Rydex VIF U.S. Government Money Market (d)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(182)	$(288)	$(3,427)	$(1,398)	$(182,535)	$(254,280)
Capital gains distributions	698	-	-	12,942	1,339	1,227
Realized capital gain (loss) on sales of fund shares	736	11,074	123,937	(7,504)	-	-
Change in unrealized appreciation/depreciation on investments during the year	(2,357)	8,608	70,576	78,474	-	-
Net increase (decrease) in net assets from operations	(1,105)	19,394	191,086	82,514	(181,196)	(253,053)

From contract owner transactions:
Variable annuity deposits	-	-	24	-	16,317,721	22,733,816
Contract owner maintenance charges	(14)	(7)	(29)	(42)	(7,062)	(6,957)
Terminations and withdrawals	(1,467)	(36,030)	(39,240)	(6,299)	(6,649,648)	(8,387,675)
Transfers between subaccounts, net	(7,744)	8,988	(401,093)	1,333,098	4,642,196	(30,960,516)
Net increase (decrease) in net assets from contract owner transactions	(9,225)	(27,049)	(440,338)	1,326,757	14,303,207	(16,621,332)
Net increase (decrease) in net assets	(10,330)	(7,655)	(249,252)	1,409,271	14,122,011	(16,874,385)
Net assets at beginning of year	45,235	52,890	1,495,148	85,877	14,797,960	31,672,345
Net assets at end of year	$34,905	$45,235	$1,245,896	$1,495,148	$28,919,971	$14,797,960

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Rydex VIF Utilities		Rydex VIF Weakening Dollar 2x Strategy		SEI VP Balanced Strategy
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$866	$1,330	$(379)	$(80)	$123	$2,324
Capital gains distributions	9,906	7,420	-	-	-	4,505
Realized capital gain (loss) on sales of fund shares	15,406	11,373	(33,627)	(5,110)	1,166	(637)
Change in unrealized appreciation/depreciation on investments during the year	(9,944)	(5,027)	1,110	2,207	23,703	8,264
Net increase (decrease) in net assets from operations	16,234	15,096	(32,896)	(2,983)	24,992	14,456

From contract owner transactions:
Variable annuity deposits	102,825	203,186	-	-	-	12,350
Contract owner maintenance charges	(772)	(233)	-	-	-	-
Terminations and withdrawals	(134,883)	(128,585)	(2,978)	(750)	(44,923)	(13,242)
Transfers between subaccounts, net	1,231,373	325,298	36,126	(18,079)	17	-
Net increase (decrease) in net assets from contract owner transactions	1,198,543	399,666	33,148	(18,829)	(44,906)	(892)
Net increase (decrease) in net assets	1,214,777	414,762	252	(21,812)	(19,914)	13,564
Net assets at beginning of year	471,836	57,074	3,606	25,418	272,674	259,110
Net assets at end of year	$1,686,613	$471,836	$3,858	$3,606	$252,760	$272,674

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	SEI VP Conservative Strategy		SEI VP Defensive Strategy		SEI VP Market Growth Strategy
	2017	2016	2017	2016	2017
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$236	$782	$(297)	$(1,409)	$17
Capital gains distributions	152	294	470	46	-
Realized capital gain (loss) on sales of fund shares	917	(121)	(3)	(356)	14
Change in unrealized appreciation/depreciation on investments during the year	8	2,425	1,219	2,689	1,854
Net increase (decrease) in net assets from operations	1,313	3,380	1,389	970	1,885

From contract owner transactions:
Variable annuity deposits	-	-	-	22	17,149
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	(70,613)	(857)	-	(394)	-
Transfers between subaccounts, net	-	55,372	-	(12,964)	-
Net increase (decrease) in net assets from contract owner transactions	(70,613)	54,515	-	(13,336)	17,149
Net increase (decrease) in net assets	(69,300)	57,895	1,389	(12,366)	19,034
Net assets at beginning of year	102,721	44,826	151,782	164,148	-
Net assets at end of year	$33,421	$102,721	$153,171	$151,782	$19,034

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	SEI VP Market Plus Strategy		SEI VP Moderate Strategy		T. Rowe Price Blue Chip Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$730	$991	$99	$445	$(21,003)	$(13,030)
Capital gains distributions	-	2,742	91	-	53,374	-
Realized capital gain (loss) on sales of fund shares	5	(59)	9	(1)	82,247	44,893
Change in unrealized appreciation/depreciation on investments during the year	11,597	1,265	1,823	(512)	753,302	(68,154)
Net increase (decrease) in net assets from operations	12,332	4,939	2,022	(68)	867,920	(36,291)

From contract owner transactions:
Variable annuity deposits	-	-	-	31,339	104,244	105,992
Contract owner maintenance charges	-	-	-	-	(451)	(218)
Terminations and withdrawals	-	(472)	-	-	(206,103)	(155,097)
Transfers between subaccounts, net	-	-	-	-	1,770,064	(284,182)
Net increase (decrease) in net assets from contract owner transactions	-	(472)	-	31,339	1,667,754	(333,505)
Net increase (decrease) in net assets	12,332	4,467	2,022	31,271	2,535,674	(369,796)
Net assets at beginning of year	69,185	64,718	31,271	-	1,998,292	2,368,088
Net assets at end of year	$81,517	$69,185	$33,293	$31,271	$4,533,966	$1,998,292

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,396	$11,163	$(10,751)	$(12,444)	$1,496	$2,078
Capital gains distributions	93,226	81,935	32,376	5,343	-	-
Realized capital gain (loss) on sales of fund shares	787	127,104	50,670	(195,818)	(1,402)	(2,683)
Change in unrealized appreciation/depreciation on investments during the year	28,157	(10,513)	135,125	(25,076)	670	2,738
Net increase (decrease) in net assets from operations	130,566	209,689	207,420	(227,995)	764	2,133

From contract owner transactions:
Variable annuity deposits	24,328	12,535	16,334	24,331	-	-
Contract owner maintenance charges	(11)	(9)	(425)	(290)	(24)	(24)
Terminations and withdrawals	(6,421)	(135,574)	(118,173)	(204,721)	(19,690)	(91,114)
Transfers between subaccounts, net	(44,176)	(8,781)	(24,810)	(827,735)	(38,529)	45,123
Net increase (decrease) in net assets from contract owner transactions	(26,280)	(131,829)	(127,074)	(1,008,415)	(58,243)	(46,015)
Net increase (decrease) in net assets	104,286	77,860	80,346	(1,236,410)	(57,479)	(43,882)
Net assets at beginning of year	883,554	805,694	701,054	1,937,464	280,395	324,277
Net assets at end of year	$987,840	$883,554	$781,400	$701,054	$222,916	$280,395

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Templeton Developing Markets VIP Fund		Templeton Foreign VIP Fund		Templeton Global Bond VIP Fund
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,361	$195	$14,487	$11,566	$(8,989)	$(5,623)
Capital gains distributions	-	-	-	10,962	4,368	853
Realized capital gain (loss) on sales of fund shares	47,083	(36,599)	9,765	(65,259)	(11,196)	(75,105)
Change in unrealized appreciation/depreciation on investments during the year	192,226	86,745	81,666	20,314	19,856	101,649
Net increase (decrease) in net assets from operations	241,670	50,341	105,918	(22,417)	4,039	21,774

From contract owner transactions:
Variable annuity deposits	17,883	-	21,944	3,499	97,489	117,639
Contract owner maintenance charges	(512)	(295)	(352)	(94)	(314)	(385)
Terminations and withdrawals	(112,663)	(26,235)	(24,955)	(7,025)	(87,729)	(103,255)
Transfers between subaccounts, net	262,446	255,509	254,238	603,396	40,245	(16,147)
Net increase (decrease) in net assets from contract owner transactions	167,154	228,979	250,875	599,776	49,691	(2,148)
Net increase (decrease) in net assets	408,824	279,320	356,793	577,359	53,730	19,626
Net assets at beginning of year	549,805	270,485	605,606	28,247	1,203,018	1,183,392
Net assets at end of year	$958,629	$549,805	$962,399	$605,606	$1,256,748	$1,203,018

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Templeton Growth VIP Fund		Third Avenue Value		VanEck VIP Global Gold
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$404	$917	$(117)	$(234)	$32,550	$(1,751)
Capital gains distributions	-	2,372	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,694	(1,974)	(1)	(926)	(52,963)	23,968
Change in unrealized appreciation/depreciation on investments during the year	3,454	3,401	2,290	1,887	93,579	(56,101)
Net increase (decrease) in net assets from operations	6,552	4,716	2,172	727	73,166	(33,884)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	47,927	60,651
Contract owner maintenance charges	-	(2)	-	(58)	(190)	(38)
Terminations and withdrawals	(1,194)	(441)	-	(283)	(155,241)	(20,599)
Transfers between subaccounts, net	(67,376)	(12,108)	-	1,354	(561,087)	692,015
Net increase (decrease) in net assets from contract owner transactions	(68,570)	(12,551)	-	1,013	(668,591)	732,029
Net increase (decrease) in net assets	(62,018)	(7,835)	2,172	1,740	(595,425)	698,145
Net assets at beginning of year	65,978	73,813	18,165	16,425	803,122	104,977
Net assets at end of year	$3,960	$65,978	$20,337	$18,165	$207,697	$803,122

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	VanEck VIP Global Hard Assets		Vanguard VIF Balanced		Vanguard VIF Capital Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,552)	$(2,375)	$(706)	$(525)	$(2,487)	$(374)
Capital gains distributions	-	-	705	-	4,991	-
Realized capital gain (loss) on sales of fund shares	(25,626)	5,851	185	4,998	2,258	187
Change in unrealized appreciation/depreciation on investments during the year	(57)	32,820	7,900	552	59,398	3,635
Net increase (decrease) in net assets from operations	(29,235)	36,296	8,084	5,025	64,160	3,448

From contract owner transactions:
Variable annuity deposits	67,486	79,986	90,906	18,247	59,596	4,863
Contract owner maintenance charges	(156)	(88)	-	-	(89)	(21)
Terminations and withdrawals	(40,444)	(9,161)	(4,142)	(119,211)	(2,760)	(602)
Transfers between subaccounts, net	(366,323)	432,330	-	114,375	91,991	131,224
Net increase (decrease) in net assets from contract owner transactions	(339,437)	503,067	86,764	13,411	148,738	135,464
Net increase (decrease) in net assets	(368,672)	539,363	94,848	18,436	212,898	138,912
Net assets at beginning of year	586,007	46,644	18,436	-	138,912	-
Net assets at end of year	$217,335	$586,007	$113,284	$18,436	$351,810	$138,912

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Vanguard VIF Conservative Allocation		Vanguard VIF Diversified Value		Vanguard VIF Equity Income
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13,503)	$60	$2,050	$(901)	$3,381	$(2,982)
Capital gains distributions	8,559	7,362	19,044	-	15,460	-
Realized capital gain (loss) on sales of fund shares	2,913	134	(3,015)	53	2,208	329
Change in unrealized appreciation/depreciation on investments during the year	107,068	12,951	4,371	5,751	71,084	21,258
Net increase (decrease) in net assets from operations	105,037	20,507	22,450	4,903	92,133	18,605

From contract owner transactions:
Variable annuity deposits	55,485	18,247	3,163	-	53,878	191,282
Contract owner maintenance charges	-	-	-	-	(316)	(76)
Terminations and withdrawals	(1,192)	(249)	(1,028)	(830)	(4,929)	(10,463)
Transfers between subaccounts, net	999,471	429,827	96,234	122,067	138,449	223,268
Net increase (decrease) in net assets from contract owner transactions	1,053,764	447,825	98,369	121,237	187,082	404,011
Net increase (decrease) in net assets	1,158,801	468,332	120,819	126,140	279,215	422,616
Net assets at beginning of year	468,332	-	126,140	-	422,616	-
Net assets at end of year	$1,627,133	$468,332	$246,959	$126,140	$701,831	$422,616

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Vanguard VIF Equity Index		Vanguard VIF Growth		Vanguard VIF High Yield Bond
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(861)	$(25)	$(1,727)	$(196)	$17,947	$13,203
Capital gains distributions	492	-	4,662	-	-	-
Realized capital gain (loss) on sales of fund shares	8,327	-	10,052	340	6,753	(5,830)
Change in unrealized appreciation/depreciation on investments during the year	2,724	521	13,403	218	2,602	2,825
Net increase (decrease) in net assets from operations	10,682	496	26,390	362	27,302	10,198

From contract owner transactions:
Variable annuity deposits	1,133	10,001	1,126	16,117	80,500	-
Contract owner maintenance charges	-	-	-	-	(20)	(8)
Terminations and withdrawals	(7,197)	-	(7,665)	-	(3,625)	-
Transfers between subaccounts, net	8,990	-	60,744	(8,276)	(7,217)	340,183
Net increase (decrease) in net assets from contract owner transactions	2,926	10,001	54,205	7,841	69,638	340,175
Net increase (decrease) in net assets	13,608	10,497	80,595	8,203	96,940	350,373
Net assets at beginning of year	10,497	-	8,203	-	350,373	-
Net assets at end of year	$24,105	$10,497	$88,798	$8,203	$447,313	$350,373

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Vanguard VIF International		Vanguard VIF Mid-Cap Index		Vanguard VIF Moderate Allocation
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,176)	$(4)	$2,250	$(6)	$5,513	$(159)
Capital gains distributions	235	63	14,067	609	14,446	11
Realized capital gain (loss) on sales of fund shares	3,856	2	(6,818)	762	188	709
Change in unrealized appreciation/depreciation on investments during the year	88,225	94	10,885	268	57,698	31
Net increase (decrease) in net assets from operations	88,140	155	20,384	1,633	77,845	592

From contract owner transactions:
Variable annuity deposits	5,028	-	32,827	6,500	259	16,348
Contract owner maintenance charges	(26)	-	-	-	-	-
Terminations and withdrawals	(792)	-	(1,746)	(93)	-	-
Transfers between subaccounts, net	462,164	3,686	58,365	27,761	674,751	(16,107)
Net increase (decrease) in net assets from contract owner transactions	466,374	3,686	89,446	34,168	675,010	241
Net increase (decrease) in net assets	554,514	3,841	109,830	35,801	752,855	833
Net assets at beginning of year	3,841	-	35,801	-	833	-
Net assets at end of year	$558,355	$3,841	$145,631	$35,801	$753,688	$833

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Vanguard VIF REIT Index		Vanguard VIF Short Term Investment Grade		Vanguard VIF Small Company Growth
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,566	$(2,232)	$2,643	$1,721	$(178)	$(50)
Capital gains distributions	7,530	5,573	343	-	20,868	-
Realized capital gain (loss) on sales of fund shares	(13,571)	3,317	(2,167)	1,329	(10,310)	-
Change in unrealized appreciation/depreciation on investments during the year	6,918	(8,835)	33	52	13,793	753
Net increase (decrease) in net assets from operations	2,443	(2,177)	852	3,102	24,173	703

From contract owner transactions:
Variable annuity deposits	30,421	38,075	60,213	-	14,495	-
Contract owner maintenance charges	(4)	(12)	(127)	-	-	-
Terminations and withdrawals	(81,473)	(41,959)	(152,934)	(529)	(1,968)	-
Transfers between subaccounts, net	(230,508)	413,565	303,105	52,532	94,524	23,849
Net increase (decrease) in net assets from contract owner transactions	(281,564)	409,669	210,257	52,003	107,051	23,849
Net increase (decrease) in net assets	(279,121)	407,492	211,109	55,105	131,224	24,552
Net assets at beginning of year	407,492	-	55,105	-	24,552	-
Net assets at end of year	$128,371	$407,492	$266,214	$55,105	$155,776	$24,552

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Vanguard VIF Total Bond Market Index		Vanguard VIF Total Stock Market Index		Virtus Duff & Phelps International Series (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,012	$3,639	$575	$(1,834)	$10,096	$1,416
Capital gains distributions	835	844	20,820	-	-	7,059
Realized capital gain (loss) on sales of fund shares	(9,153)	(3,095)	6,210	709	2,297	(4,711)
Change in unrealized appreciation/depreciation on investments during the year	15,188	(10,314)	50,515	15,312	69,801	(10,078)
Net increase (decrease) in net assets from operations	7,882	(8,926)	78,120	14,187	82,194	(6,314)

From contract owner transactions:
Variable annuity deposits	283,022	-	315,355	-	-	-
Contract owner maintenance charges	(96)	(89)	(69)	-	(267)	(43)
Terminations and withdrawals	(67,322)	(1,407)	(129,915)	(1,549)	(53,663)	(2,205)
Transfers between subaccounts, net	247,847	537,894	(99,748)	342,759	553,454	353,623
Net increase (decrease) in net assets from contract owner transactions	463,451	536,398	85,623	341,210	499,524	351,375
Net increase (decrease) in net assets	471,333	527,472	163,743	355,397	581,718	345,061
Net assets at beginning of year	527,472	-	355,397	-	403,715	58,654
Net assets at end of year	$998,805	$527,472	$519,140	$355,397	$985,433	$403,715

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Virtus Duff & Phelps Real Estate Securities Series (c)		Virtus KAR Small-Cap Growth Series (c)		Virtus Newfleet Multi-Sector Intermediate Bond Series (c)
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,092	$2,767	$(2,745)	$(788)	$40,307	$7,328
Capital gains distributions	24,383	45,113	30,702	17,846	-	-
Realized capital gain (loss) on sales of fund shares	(17,331)	(6,487)	7,068	3,290	927	(684)
Change in unrealized appreciation/depreciation on investments during the year	4,016	(32,553)	95,055	3,504	(1,967)	7,514
Net increase (decrease) in net assets from operations	12,160	8,840	130,080	23,852	39,267	14,158

From contract owner transactions:
Variable annuity deposits	2	8,000	7,823	5,354	36,521	8,017
Contract owner maintenance charges	(20)	(20)	(167)	(33)	-	-
Terminations and withdrawals	(36,722)	(3,180)	(65,136)	(24,015)	(39,239)	(17,601)
Transfers between subaccounts, net	(35,540)	47,419	229,519	199,156	907,733	28,485
Net increase (decrease) in net assets from contract owner transactions	(72,280)	52,219	172,039	180,462	905,015	18,901
Net increase (decrease) in net assets	(60,120)	61,059	302,119	204,314	944,282	33,059
Net assets at beginning of year	300,939	239,880	239,091	34,777	201,632	168,573
Net assets at end of year	$240,819	$300,939	$541,210	$239,091	$1,145,914	$201,632

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Virtus Rampart Equity Trend Series (c)		Virtus Strategic Allocation Series		VY Clarion Global Real Estate Portfolio
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(17,850)	$(20,957)	$47	$22	$2,971	$(189)
Capital gains distributions	29,744	-	71	1,028	-	-
Realized capital gain (loss) on sales of fund shares	(32,799)	(186,504)	(29)	(27)	392	(464)
Change in unrealized appreciation/depreciation on investments during the year	237,690	127,145	1,523	(1,083)	7,565	1,716
Net increase (decrease) in net assets from operations	216,785	(80,316)	1,612	(60)	10,928	1,063

From contract owner transactions:
Variable annuity deposits	7,715	7,810	-	-	1,850	1,577
Contract owner maintenance charges	(596)	(737)	-	-	(17)	-
Terminations and withdrawals	(75,517)	(143,181)	-	-	(6,475)	(7,099)
Transfers between subaccounts, net	(248,519)	(634,582)	-	-	(15,626)	(6,236)
Net increase (decrease) in net assets from contract owner transactions	(316,917)	(770,690)	-	-	(20,268)	(11,758)
Net increase (decrease) in net assets	(100,132)	(851,006)	1,612	(60)	(9,340)	(10,695)
Net assets at beginning of year	1,345,981	2,196,987	9,345	9,405	121,223	131,918
Net assets at end of year	$1,245,849	$1,345,981	$10,957	$9,345	$111,883	$121,223

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	VY Clarion Real Estate Portfolio		Wells Fargo International Equity VT		Wells Fargo Omega Growth VT
	2017	2016	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,589	$412	$1,116	$876	$(890)	$(667)
Capital gains distributions	-	-	-	2,979	2,046	2,471
Realized capital gain (loss) on sales of fund shares	902	8,691	(64)	(6,170)	(56)	(10,374)
Change in unrealized appreciation/depreciation on investments during the year	1,259	(1,014)	7,654	1,981	15,493	94
Net increase (decrease) in net assets from operations	3,750	8,089	8,706	(334)	16,593	(8,476)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	3,273
Contract owner maintenance charges	(158)	(116)	-	(28)	-	(12)
Terminations and withdrawals	(10,783)	(6,756)	(132)	(115)	-	-
Transfers between subaccounts, net	76,398	(28,750)	39,484	(14,700)	14,074	(12,659)
Net increase (decrease) in net assets from contract owner transactions	65,457	(35,622)	39,352	(14,843)	14,074	(9,398)
Net increase (decrease) in net assets	69,207	(27,533)	48,058	(15,177)	30,667	(17,874)
Net assets at beginning of year	33,581	61,114	24,260	39,437	44,741	62,615
Net assets at end of year	$102,788	$33,581	$72,318	$24,260	$75,408	$44,741

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2017 and 2016

	Wells Fargo Opportunity VT		Western Asset Variable Global High Yield Bond
	2017	2016	2017	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(258)	$266	$2,412	$(6,717)
Capital gains distributions	619	2,748	-	-
Realized capital gain (loss) on sales of fund shares	165	(373)	211	160,426
Change in unrealized appreciation/depreciation on investments during the year	7,142	(255)	3,030	5,263
Net increase (decrease) in net assets from operations	7,668	2,386	5,653	158,972

From contract owner transactions:
Variable annuity deposits	-	8,000	-	17,653
Contract owner maintenance charges	-	(2)	-	(520)
Terminations and withdrawals	-	-	-	(2,891)
Transfers between subaccounts, net	73,099	(21,589)	(8,002)	(146,353)
Net increase (decrease) in net assets from contract owner transactions	73,099	(13,591)	(8,002)	(132,111)
Net increase (decrease) in net assets	80,767	(11,205)	(2,349)	26,861
Net assets at beginning of year	15,828	27,033	65,130	38,269
Net assets at end of year	$96,595	$15,828	$62,781	$65,130

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2017

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS U.S. Government/ AAA‑Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Limited
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche CROCI U.S. VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche International Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Limited Fidelity Management & Research (Japan) Limited Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
Fidelity Inv Money Mgmt Inc
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy VIP Advantus Real Estate Securities	-	Ivy Investment Management Co	Advantus Capital Management Co
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy VIP Balanced	-	Ivy Investment Management Co	-
Ivy VIP Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Dividend Opportunities	-	Ivy Investment Management Co	-
Ivy VIP Energy	-	Ivy Investment Management Co	-
Ivy VIP Global Bond	-	Ivy Investment Management Co	-
Ivy VIP Global Growth	-	Ivy Investment Management Co	-
Ivy VIP Growth	-	Ivy Investment Management Co	-
Ivy VIP High Income	-	Ivy Investment Management Co	-
Ivy VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Natural Resources	-	Ivy Investment Management Co	-
Ivy VIP Science and Technology	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Core	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Value	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer Equity Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer High Yield VCT	II	Amundi Pioneer Asset Management, Inc.	-
Pioneer Real Estate Shares VCT	II	Amundi Pioneer Asset Management, Inc.	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Amundi Pioneer Asset Management, Inc.	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC; Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC; Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rational Dynamic Momentum VA	A	Rational Advisors, Inc	Chesapeake Capital Corporation
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Third Avenue Value	-	Third Avenue Management LLC	-
TOPS Aggressive Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Conservative ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Balanced ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Managed Risk Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
TOPS Moderate Growth ETF	-	ValMark Advisers, Inc.	Milliman Financial Risk Mgmt. LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Gold - Class S	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Barrow Hanley Mewhinney & Strauss LLC	-
Vanguard VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc.	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF REIT Index	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Arrowpoint Asset Management, LLC Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Virtus Duff & Phelps International Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Rampart Equity Trend Series	A	Virtus Investment Advisors (VIA)	-
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-thirteen subaccounts are currently offered by the Account, the following had no activity as indicated:

Subaccount	2017	2016

Deutsche CROCI U.S. VIP	X
Deutsche International Growth VIP		X
Dreyfus VIF Appreciation	X
Goldman Sachs VIT Large Cap Value	X
Goldman Sachs VIT Small Cap Equity Insights		X
Invesco V.I. American Franchise	X
Ivy VIP Natural Resources	X
Lord Abbett Series Classic Stock VC		X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Growth and Income VC	X
Lord Abbett Series Growth Opportunities VC	X
MFS VIT II MA Investors Growth Stock	X	X
MFS VIT Investors Trust	X	X
PIMCO VIT Global Multi-Asset Managed Allocation	X	X
PIMCO VIT Real Return Administrative Class		X
Putnam VT Capital Opportunities		X
Putnam VT Growth Opportunities	X
SEI VP Market Growth Strategy		X
TOPS Aggressive Growth ETF	X
TOPS Balanced ETF	X
TOPS Conservative ETF	X
TOPS Growth ETF	X
TOPS Managed Risk Balanced ETF	X
TOPS Managed Risk Growth ETF	X
TOPS Managed Risk Moderate Growth ETF	X
TOPS Moderate Growth ETF	X
Voya MidCap Opportunities Portfolio	X	X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

August 18, 2017	Rational Dynamic Momentum VA
August 18, 2017	TOPS Aggressive Growth ETF
August 18, 2017	TOPS Balanced ETF
August 18, 2017	TOPS Conservative ETF
August 18, 2017	TOPS Growth ETF
August 18, 2017	TOPS Managed Risk Balanced ETF
August 18, 2017	TOPS Managed Risk Growth ETF
August 18, 2017	TOPS Managed Risk Moderate Growth ETF
August 18, 2017	TOPS Moderate Growth ETF
November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

November 20, 2015	Vanguard VIF Diversified Value
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF REIT Index
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy VIP Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus KAR Small-Cap Growth Series
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Probabilities Fund
May 1, 2013	VanEck VIP Global Gold
May 1, 2013	Virtus Duff & Phelps International Series
May 1, 2013	Virtus Duff & Phelps Real Estate Securities Series
May 1, 2013	Virtus Newfleet Multi-Sector Intermediate Bond Series
May 1, 2013	Virtus Rampart Equity Trend Series
May 1, 2013	Virtus Strategic Allocation Series

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

December 16, 2016	Ivy VIP Real Estate Securities	Ivy Funds VIP Real Estate Securities
December 16, 2016	Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
December 16, 2016	Ivy VIP Balanced	Ivy Funds VIP Balanced
December 16, 2016	Ivy VIP Core Equity	Ivy Funds VIP Core Equity
December 16, 2016	Ivy VIP Dividend Opportunities	Ivy Funds VIP Dividend Opportunities
December 16, 2016	Ivy VIP Energy	Ivy Funds VIP Energy
December 16, 2016	Ivy VIP Global Bond	Ivy Funds VIP Global Bond
December 16, 2016	Ivy VIP Global Growth	Ivy Funds VIP Global Growth
December 16, 2016	Ivy VIP Growth	Ivy Funds VIP Growth
December 16, 2016	Ivy VIP High Income	Ivy Funds VIP High Income
December 16, 2016	Ivy VIP International Core Equity	Ivy Funds VIP International Core Equity
December 16, 2016	Ivy VIP Limited-Term Bond	Ivy Funds VIP Limited-Term Bond
December 16, 2016	Ivy VIP Mid Cap Growth	Ivy Funds VIP Mid Cap Growth
December 16, 2016	Ivy VIP Global Natural Resources	Ivy Funds VIP Global Natural Resources
December 16, 2016	Ivy VIP Science and Technology	Ivy Funds VIP Science and Technology
December 16, 2016	Ivy VIP Small Cap Value	Ivy Funds VIP Small Cap Value
December 16, 2016	Ivy VIP Small Cap Growth	Ivy Funds VIP Small Cap Growth
December 16, 2016	Ivy VIP Value	Ivy Funds VIP Value
April 28, 2017	Ivy VIP Advantus Real Estate Securities	Ivy VIP Real Estate Securities
April 28, 2017	Ivy VIP Natural Resources	Ivy VIP Global Natural Resources
April 28, 2017	Ivy VIP Small Cap Core	Ivy VIP Small Cap Value
April 28, 2017	Janus Aspen Research	Janus Aspen Janus Portfolio
April 28, 2017	Virtus Duff & Phelps International Series	Virtus International Series
April 28, 2017	Virtus Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series
April 28, 2017	Virtus KAR Small-Cap Growth Series	Virtus Small-Cap Growth Series
April 28, 2017	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus Multi-Sector Fixed Income Series
April 28, 2017	Virtus Equity Trend Series	Virtus Equity Trend
May 1, 2017	Deutsche CROCI U.S. VIP	Deutsche Large Cap Value VIP
May 1, 2017	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Debt
May 1, 2017	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley UIF Emerging Markets Equity
June 5, 2017	Janus Henderson VIT Enterprise	Janus Aspen Enterprise
June 5, 2017	Janus Henderson VIT Forty	Janus Aspen Forty
June 5, 2017	Janus Henderson VIT Mid Cap Value	Janus Aspen Perkins Mid Cap Value
June 5, 2017	Janus Henderson VIT Overseas	Janus Aspen Overseas
June 5, 2017	Janus Henderson VIT Research	Janus Aspen Research
June 12, 2017	BlackRock Advantage Large Cap Core V.I.	BlackRock Large Cap Core V.I.
June 12, 2017	BlackRock Large Cap Focus Growth V.I.	BlackRock Large Cap Growth V.I.
September 26, 2017	Virtus Rampart Equity Trend Series	Virtus Equity Trend Series
October 2, 2017	Deutsche International Growth VIP	Deutsche Global Growth VIP

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

February 7, 2017	Adaptive Allocation Portfolio	Rydex VIF U.S. Government Money Market	$ 17,470
February 24, 2017	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Rydex VIF U.S. Government Money Market	$ -
February 24, 2017	Guggenheim VIF CLS AdvisorOne Global Growth	Rydex VIF U.S. Government Money Market	$ -
February 24, 2017	Guggenheim VIF CLS AdvisorOne Growth and Income	Rydex VIF U.S. Government Money Market	$ -
April 28, 2017	Eaton Vance VT Large-Cap Value	Rydex VIF U.S. Government Money Market	$ -
April 28, 2017	Franklin High Income VIP Fund	Rydex VIF U.S. Government Money Market	$ 1,174,449
May 19, 2017	JPMorgan Insurance Trust Intrepid MidCap Portfolio	Rydex VIF U.S. Government Money Market	$ 12,110
June 30, 2017	Lord Abbett Series Value Opportunities VC	Rydex VIF U.S. Government Money Market	$ 12,241
November 1, 2017	Pioneer Emerging Markets VCT	Rydex VIF U.S. Government Money Market	$ 61,886

The following subaccounts are closed to new investments:

Subaccount

American Century VP Mid Cap Value
BlackRock Global Opportunities V.I.
PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2017, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio	$ 708,784	$ 215,906
AB VPS Dynamic Asset Allocation	44,231	1

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Global Thematic Growth	$ 46,647	$ 10,162
AB VPS Growth and Income	306,454	325,003
AB VPS Small/Mid Cap Value	99,368	89,367
Alger Capital Appreciation	647,596	182,321
Alger Large Cap Growth	16,893	426
ALPS/Alerian Energy Infrastructure	220,112	134,700
American Century VP Income & Growth	96,646	74,031
American Century VP Inflation Protection	42,535	11,905
American Century VP International	39,298	139,330
American Century VP Mid Cap Value (e)	41,496	106,335
American Century VP Value	161,527	256,877
American Funds IS Asset Allocation	6,412,555	269,751
American Funds IS Blue Chip Income and Growth	3,490,087	7,634,394
American Funds IS Global Bond	59,155	23,810
American Funds IS Global Growth	124,579	7,763
American Funds IS Global Growth and Income	157,726	2,146
American Funds IS Global Small Capitalization	84,288	3,439
American Funds IS Growth	2,228,382	60,133
American Funds IS Growth-Income	1,356,766	53,611
American Funds IS International	745,332	29,550
American Funds IS International Growth and Income	2,822,201	101,823
American Funds IS Mortgage	1,449	249,962
American Funds IS New World	2,816,926	434,321
American Funds IS U.S. Government/AAA-Rated Securities	135,151	236,587
BlackRock Advantage Large Cap Core V.I. (c)	71,501	1,032
BlackRock Basic Value V.I.	136,301	1,002
BlackRock Capital Appreciation V.I.	97,095	35,975
BlackRock Equity Dividend V.I.	131,211	62,398
BlackRock Global Allocation V.I.	61,675	164,196
BlackRock Global Opportunities V.I. (e)	2,979	19,152
BlackRock High Yield V.I.	7,039,698	23,469,330
BlackRock Large Cap Focus Growth V.I. (c)	266,188	271,168
Deutsche Capital Growth VIP	2,213	479
Deutsche Core Equity VIP	24,076	24,097
Deutsche Global Small Cap VIP	21,827	2,861
Deutsche Government & Agency Securities VIP	970	13,014
Deutsche High Income VIP	121,494	1,592,138
Deutsche International Growth VIP (c)	102,167	2,194
Deutsche Small Mid Cap Value VIP	36,182	7,211
Dimensional VA Global Bond Portfolio	5,469	317,814
Dimensional VA International Small Portfolio	128,541	92,430
Dimensional VA International Value Portfolio	388,097	293,126
Dimensional VA Short-Term Fixed Portfolio	7,945	332,235
Dimensional VA U.S. Large Value Portfolio	659,023	221,793

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Dimensional VA U.S. Targeted Value Portfolio	$ 222,935	$ 165,918
Dreyfus IP Small Cap Stock Index	966,728	395,269
Dreyfus IP Technology Growth	360,789	89,499
Dreyfus Stock Index	149,452	34,525
Dreyfus VIF International Value	77,551	800
Eaton Vance VT Floating-Rate Income	7,444,782	6,501,079
Federated Fund for U.S. Government Securities II	186,813	174,344
Federated High Income Bond II	297,136	183,680
Fidelity VIP Balanced	155,244	333,239
Fidelity VIP Contrafund	969,340	1,066,028
Fidelity VIP Disciplined Small Cap	47,155	25,374
Fidelity VIP Emerging Markets	580,377	356,063
Fidelity VIP Growth & Income	132,101	120,012
Fidelity VIP Growth Opportunities	253,622	200,409
Fidelity VIP High Income	3,349,222	3,807,737
Fidelity VIP Index 500	4,166,813	4,497,018
Fidelity VIP Investment Grade Bond	623,353	778,758
Fidelity VIP Mid Cap	266,323	583,287
Fidelity VIP Overseas	473,594	357,652
Fidelity VIP Real Estate	102,426	256,878
Fidelity VIP Strategic Income	190,724	221,129
FormulaFolios US Equity Portfolio	316,030	1,321,149
Franklin Flex Cap Growth VIP Fund	36	235
Franklin Growth and Income VIP Fund	3,498	4,329
Franklin Income VIP Fund	342,879	448,018
Franklin Large Cap Growth VIP Fund	4,499	1
Franklin Mutual Global Discovery VIP Fund	126,541	111,323
Franklin Mutual Shares VIP Fund	156,380	327,923
Franklin Rising Dividends VIP Fund	249,626	220,855
Franklin Small Cap Value VIP Fund	583,435	1,022,780
Franklin Small-Mid Cap Growth VIP Fund	64,591	223,359
Franklin Strategic Income VIP Fund	1,535,044	1,414,020
Franklin U.S. Government Securities VIP Fund	6,985	139,553
Goldman Sachs VIT Growth Opportunities	52,636	83,073
Goldman Sachs VIT High Quality Floating Rate	71,955	84,798
Goldman Sachs VIT Mid Cap Value	82,032	421,513
Goldman Sachs VIT Small Cap Equity Insights	37,103	9,446
Goldman Sachs VIT Strategic Growth	6,680	1,173
Goldman Sachs VIT Strategic International Equity	382	379
Guggenheim VIF All Cap Value	93,843	6,884
Guggenheim VIF Floating Rate Strategies	363,413	344,604
Guggenheim VIF Global Managed Futures Strategy	78,092	136,835
Guggenheim VIF High Yield	786,922	1,202,459
Guggenheim VIF Large Cap Value	29,041	188,023
Guggenheim VIF Long Short Equity	173	158,808
Guggenheim VIF Managed Asset Allocation	10,629	34,285

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VIF Mid Cap Value	$ 189,347	$ 409,289
Guggenheim VIF Multi-Hedge Strategies	4,266	137,195
Guggenheim VIF Small Cap Value	164,888	121,511
Guggenheim VIF StylePlus Large Core	388,630	151,152
Guggenheim VIF StylePlus Large Growth	341,069	301,587
Guggenheim VIF StylePlus Mid Growth	147,987	144,773
Guggenheim VIF StylePlus Small Growth	234,758	222,583
Guggenheim VIF Total Return Bond	992,592	354,576
Guggenheim VIF World Equity Income	528,020	573,676
Invesco V.I. American Value	31,632	60,604
Invesco V.I. Balanced-Risk Allocation	10,268	1,424
Invesco V.I. Comstock	9,355	10,586
Invesco V.I. Core Equity	593	43
Invesco V.I. Equity and Income	139,865	60,242
Invesco V.I. Global Core Equity	106	169
Invesco V.I. Global Health Care	15,848	21,910
Invesco V.I. Global Real Estate	70,627	46,220
Invesco V.I. Government Securities	803,118	983,226
Invesco V.I. Growth and Income	358,278	32,501
Invesco V.I. High Yield	1,284,466	2,156,845
Invesco V.I. International Growth	86,764	116,909
Invesco V.I. Managed Volatility	99,154	99,839
Invesco V.I. Mid Cap Core Equity	348,954	37,029
Invesco V.I. Mid Cap Growth	125,190	1,206
Invesco V.I. S&P 500 Index	2,443,513	2,909,196
Invesco V.I. Small Cap Equity	11,623	24,401
Ivy VIP Advantus Real Estate Securities (c)	19,668	46,948
Ivy VIP Asset Strategy (c)	2,679	36,440
Ivy VIP Balanced (c)	2,735	281
Ivy VIP Core Equity (c)	3,859	398
Ivy VIP Dividend Opportunities (c)	1,304	131
Ivy VIP Energy (c)	88,497	24,201
Ivy VIP Global Bond (c)	31,867	17,065
Ivy VIP Global Growth (c)	36	6
Ivy VIP Growth (c)	25,433	34,788
Ivy VIP High Income (c)	2,255,493	1,891,309
Ivy VIP International Core Equity (c)	67,757	8,587
Ivy VIP Limited-Term Bond (c)	-	-
Ivy VIP Mid Cap Growth (c)	50,495	24,557
Ivy VIP Science and Technology (c)	184,433	209,895
Ivy VIP Small Cap Core (c)	77,932	326,273
Ivy VIP Small Cap Growth (c)	83,311	1,689
Ivy VIP Value (c)	7,341	4,006
Janus Henderson VIT Enterprise (c)	490,902	482,875
Janus Henderson VIT Forty (c)	56,573	193,530

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Janus Henderson VIT Mid Cap Value (c)	$ 10,836	$ 346,047
Janus Henderson VIT Overseas (c)	8,873	1,111
Janus Henderson VIT Research (c)	214	79
JPMorgan Insurance Trust Core Bond Portfolio	45,665	7,216
JPMorgan Insurance Trust Small Cap Core Portfolio	32,410	18,119
JPMorgan Insurance Trust US Equity Portfolio	66,274	8,916
Lord Abbett Series Bond-Debenture VC	499,569	583,876
Lord Abbett Series Calibrated Dividend Growth VC	299,592	26,183
Lord Abbett Series Classic Stock VC	19,769	206
Lord Abbett Series Developing Growth VC	8,482	66,074
Lord Abbett Series Mid Cap Stock VC	39,035	12,184
Lord Abbett Series Total Return VC	184,783	591,800
MFS VIT Emerging Markets Equity	45,435	32,180
MFS VIT Global Tactical Allocation	324	1,144
MFS VIT High Yield	818	178,573
MFS VIT II Research International	20,076	3,261
MFS VIT International Value	366,535	327,559
MFS VIT New Discovery	36,235	50,968
MFS VIT Research	5,890	334
MFS VIT Total Return	10,861	71,347
MFS VIT Total Return Bond	3,979	8,833
MFS VIT Utilities	276,819	330,160
Morgan Stanley VIF Emerging Markets Debt (c)	149,616	25,914
Morgan Stanley VIF Emerging Markets Equity (c)	76,260	44,748
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	407,657	2,938
Morningstar Balanced ETF Asset Allocation Portfolio	189,431	38,853
Morningstar Conservative ETF Asset Allocation Portfolio	6,943	4,150
Morningstar Growth ETF Asset Allocation Portfolio	27,329	87,206
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,586	3,581
Neuberger Berman AMT Guardian	6,505	10,899
Neuberger Berman AMT Socially Responsive	11,251	450
Oppenheimer Global Fund/VA	413,755	81,881
Oppenheimer Global Strategic Income Fund/VA	15,648	26,224
Oppenheimer International Growth Fund/VA	430,771	62,928
Oppenheimer Main Street Small Cap Fund/VA	424,099	82,855
PIMCO VIT All Asset	31,640	54,651
PIMCO VIT CommodityRealReturn Strategy	10,837	3,565
PIMCO VIT Emerging Markets Bond	550,861	460,422
PIMCO VIT Foreign Bond (Unhedged)	46,112	15,522
PIMCO VIT Global Bond (Unhedged)	111,663	30,115
PIMCO VIT High Yield	3,039,171	4,726,448
PIMCO VIT Low Duration Advisor Class	1,796,087	525,842
PIMCO VIT Low Duration Administrative Class (e)	407	400
PIMCO VIT Real Return Administrative Class (e)	37,088	17

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

PIMCO VIT Real Return Advisor Class	$ 289,172	$ 120,362
PIMCO VIT Short-Term	1,162,307	1,271,710
PIMCO VIT Total Return Advisor Class	683,487	661,480
Pioneer Bond VCT	97,618	26,169
Pioneer Equity Income VCT	72,233	96,981
Pioneer High Yield VCT	689,999	585,131
Pioneer Real Estate Shares VCT	6,148	624
Pioneer Strategic Income VCT	4,711	6,182
Power Income VIT	213,264	109,125
Probabilities Fund	26,521	665,793
Putnam VT Absolute Return 500	-	360,788
Putnam VT Capital Opportunities	19,563	320
Putnam VT Diversified Income	33,155	37,820
Putnam VT Equity Income	128,534	125,735
Putnam VT Global Asset Allocation	4,071	77,032
Putnam VT High Yield	1,638,931	404,380
Putnam VT Income	7,660	87
Putnam VT Investors	8,716	18,844
Rational Dynamic Momentum VA (a)	10,149,805	8,743
Redwood Managed Volatility	948,753	5,952,513
Rydex VIF Banking	603,337	663,423
Rydex VIF Basic Materials	1,127,210	1,069,400
Rydex VIF Biotechnology	1,136,373	1,076,105
Rydex VIF Commodities Strategy	436,374	748,924
Rydex VIF Consumer Products	366,464	561,658
Rydex VIF Dow 2x Strategy	917,718	666,726
Rydex VIF Electronics	628,120	760,699
Rydex VIF Energy	4,477,213	4,657,931
Rydex VIF Energy Services	25,548	179,194
Rydex VIF Europe 1.25x Strategy	218,000	64,102
Rydex VIF Financial Services	637,282	945,456
Rydex VIF Government Long Bond 1.2x Strategy	6,958,219	7,071,213
Rydex VIF Health Care	853,260	759,155
Rydex VIF High Yield Strategy	7,542,299	5,644,796
Rydex VIF Internet	234,676	150,626
Rydex VIF Inverse Dow 2x Strategy	68,398	253,828
Rydex VIF Inverse Government Long Bond Strategy	1,281,409	1,307,408
Rydex VIF Inverse Mid-Cap Strategy	40,331	108,415
Rydex VIF Inverse NASDAQ-100 Strategy	1,397,183	1,438,728
Rydex VIF Inverse Russell 2000 Strategy	940,580	1,038,897
Rydex VIF Inverse S&P 500 Strategy	417,411	512,613
Rydex VIF Japan 2x Strategy	26,781	17,286
Rydex VIF Leisure	168,583	118,341
Rydex VIF Mid-Cap 1.5x Strategy	1,279,840	1,497,114
Rydex VIF NASDAQ-100	11,588,526	12,805,753

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF NASDAQ-100 2x Strategy	$ 2,005,554	$ 1,976,648
Rydex VIF Nova	758,794	798,102
Rydex VIF Precious Metals	5,202,401	5,474,838
Rydex VIF Real Estate	2,330,448	2,211,600
Rydex VIF Retailing	79,314	38,888
Rydex VIF Russell 2000 1.5x Strategy	350,660	489,971
Rydex VIF Russell 2000 2x Strategy	4,961,961	5,055,455
Rydex VIF S&P 500 2x Strategy	3,008,197	2,457,449
Rydex VIF S&P 500 Pure Growth	2,061,226	1,262,735
Rydex VIF S&P 500 Pure Value	924,617	415,767
Rydex VIF S&P MidCap 400 Pure Growth	309,455	331,787
Rydex VIF S&P MidCap 400 Pure Value	568,678	1,013,031
Rydex VIF S&P SmallCap 600 Pure Growth	2,124,360	2,238,720
Rydex VIF S&P SmallCap 600 Pure Value	1,222,915	1,246,073
Rydex VIF Strengthening Dollar 2x Strategy	8,035	36,995
Rydex VIF Technology	1,513,843	1,270,057
Rydex VIF Telecommunications	179,610	188,321
Rydex VIF Transportation	1,107,759	1,551,549
Rydex VIF U.S. Government Money Market (d)	82,902,317	68,780,691
Rydex VIF Utilities	2,422,436	1,213,138
Rydex VIF Weakening Dollar 2x Strategy	1,477,599	1,444,830
SEI VP Balanced Strategy	3,737	48,530
SEI VP Conservative Strategy	703	70,930
SEI VP Defensive Strategy	2,385	2,218
SEI VP Market Growth Strategy	17,411	245
SEI VP Market Plus Strategy	1,067	338
SEI VP Moderate Strategy	659	470
T. Rowe Price Blue Chip Growth	2,146,911	446,823
T. Rowe Price Equity Income	157,245	81,917
T. Rowe Price Health Sciences	631,360	736,831
T. Rowe Price Limited-Term Bond	237,867	294,619
Templeton Developing Markets VIP Fund	729,265	559,757
Templeton Foreign VIP Fund	395,990	130,634
Templeton Global Bond VIP Fund	971,065	926,015
Templeton Growth VIP Fund	30,788	98,955
Third Avenue Value	164	282
VanEck VIP Global Gold	246,262	882,317
VanEck VIP Global Hard Assets	115,665	458,670
Vanguard VIF Balanced	92,056	5,294
Vanguard VIF Capital Growth	177,996	26,761
Vanguard VIF Conservative Allocation	1,108,988	60,192
Vanguard VIF Diversified Value	148,885	29,428
Vanguard VIF Equity Income	233,258	27,353
Vanguard VIF Equity Index	240,780	238,223
Vanguard VIF Growth	275,574	218,434

(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Vanguard VIF High Yield Bond	$ 698,418	$ 610,851
Vanguard VIF International	487,049	24,616
Vanguard VIF Mid-Cap Index	388,334	282,572
Vanguard VIF Moderate Allocation	702,313	7,344
Vanguard VIF REIT Index	55,186	327,669
Vanguard VIF Short Term Investment Grade	377,082	163,840
Vanguard VIF Small Company Growth	411,543	283,803
Vanguard VIF Total Bond Market Index	811,531	346,252
Vanguard VIF Total Stock Market Index	497,485	390,482
Virtus Duff & Phelps International Series (c)	565,756	56,140
Virtus Duff & Phelps Real Estate Securities Series (c)	32,602	79,414
Virtus KAR Small-Cap Growth Series (c)	292,943	92,951
Virtus Newfleet Multi-Sector Intermediate Bond Series (c)	1,010,655	65,336
Virtus Rampart Equity Trend Series (c)	37,409	342,486
Virtus Strategic Allocation Series	268	150
VY Clarion Global Real Estate Portfolio	15,689	32,989
VY Clarion Real Estate Portfolio	89,142	22,097
Wells Fargo International Equity VT	41,314	846
Wells Fargo Omega Growth VT	16,126	898
Wells Fargo Opportunity VT	82,966	9,506
Western Asset Variable Global High Yield Bond	37,496	43,088

(c) Name change. See Note 1.
Market Risk
Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders' investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2017, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds' computed net asset values (NAVs).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2017.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  SBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2017 and 2016, were as follows:

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio	75,300	(23,185)	52,115	572	(4,366)	(3,794)
AB VPS Dynamic Asset Allocation	4,193	-	4,193	51	(2,600)	(2,549)
AB VPS Global Thematic Growth	3,516	(773)	2,743	336	(336)	-
AB VPS Growth and Income	21,819	(25,139)	(3,320)	8,805	(9,180)	(375)
AB VPS Small/Mid Cap Value	6,073	(5,944)	129	9,613	(1,692)	7,921
Alger Capital Appreciation	37,631	(13,175)	24,456	26,415	(32,166)	(5,751)
Alger Large Cap Growth	759	-	759	215	(6,818)	(6,603)
ALPS/Alerian Energy Infrastructure	28,034	(17,524)	10,510	33,250	(8,600)	24,650
American Century VP Income & Growth	5,965	(5,777)	188	16,692	(29,666)	(12,974)
American Century VP Inflation Protection	5,131	(1,290)	3,841	23,012	(11,536)	11,476
American Century VP International	3,935	(13,110)	(9,175)	551	(202)	349
American Century VP Mid Cap Value (e)	2,797	(7,014)	(4,217)	14,105	(14,804)	(699)
American Century VP Value	12,278	(16,365)	(4,087)	36,232	(17,314)	18,918
American Funds IS Asset Allocation	567,763	(20,628)	547,135	106,390	(149,999)	(43,609)
American Funds IS Blue Chip Income and Growth	276,701	(642,449)	(365,748)	638,181	(344,334)	293,847
American Funds IS Global Bond	6,922	(2,698)	4,224	20,975	(22,176)	(1,201)
American Funds IS Global Growth	10,811	(582)	10,229	4	(70)	(66)
American Funds IS Global Growth and Income	14,741	(47)	14,694	52	(1,772)	(1,720)
American Funds IS Global Small Capitalization	8,654	(242)	8,412	589	(725)	(136)
American Funds IS Growth	169,837	(4,107)	165,730	1,619	(6,272)	(4,653)
American Funds IS Growth-Income	109,609	(2,367)	107,242	89,603	(3,143)	86,460
American Funds IS International	79,176	(2,260)	76,916	2,067	(4,100)	(2,033)
American Funds IS International Growth and Income	301,067	(10,424)	290,643	3,875	(351)	3,524
American Funds IS Mortgage	282	(26,080)	(25,798)	28,173	(2,902)	25,271

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds IS New World	293,156	(44,641)	248,515	12,558	(7,983)	4,575
American Funds IS U.S. Government/AAA-Rated Securities	14,957	(24,562)	(9,605)	407,611	(412,916)	(5,305)
BlackRock Advantage Large Cap Core V.I. (c)	2,699	(4)	2,695	2,057	(5,477)	(3,420)
BlackRock Basic Value V.I.	9,890	(4)	9,886	296	(1,796)	(1,500)
BlackRock Capital Appreciation V.I.	4,833	(2,377)	2,456	615	(5)	610
BlackRock Equity Dividend V.I.	7,811	(3,878)	3,933	66,151	(48,044)	18,107
BlackRock Global Allocation V.I.	6,048	(15,253)	(9,205)	12,084	(27,300)	(15,216)
BlackRock Global Opportunities V.I. (e)	82	(1,823)	(1,741)	126	(1,372)	(1,246)
BlackRock High Yield V.I.	675,868	(2,297,202)	(1,621,334)	4,247,122	(2,485,082)	1,762,040
BlackRock Large Cap Focus Growth V.I. (c)	19,193	(19,130)	63	180	(118)	62
Deutsche Capital Growth VIP	51	(22)	29	7,272	(11,972)	(4,700)
Deutsche Core Equity VIP	889	(1,405)	(516)	7,463	(10,218)	(2,755)
Deutsche CROCI U.S. VIP (c)	-	-	-	32,048	(32,048)	-
Deutsche Global Small Cap VIP	1,829	(208)	1,621	59	(113)	(54)
Deutsche Government & Agency Securities VIP	107	(1,435)	(1,328)	8,797	(11,058)	(2,261)
Deutsche High Income VIP	4,997	(161,166)	(156,169)	647,126	(835,882)	(188,756)
Deutsche International Growth VIP (c)	9,452	(174)	9,278	-	-	-
Deutsche Small Mid Cap Value VIP	2,819	(609)	2,210	108	(81)	27
Dimensional VA Global Bond Portfolio	1,224	(34,496)	(33,272)	12,998	(11,240)	1,758
Dimensional VA International Small Portfolio	8,328	(6,399)	1,929	11,938	(13,607)	(1,669)
Dimensional VA International Value Portfolio	36,392	(26,833)	9,559	33,998	(31,181)	2,817
Dimensional VA Short-Term Fixed Portfolio	3,042	(37,672)	(34,630)	82,264	(19,406)	62,858
Dimensional VA U.S. Large Value Portfolio	37,278	(12,697)	24,581	55,142	(39,794)	15,348
Dimensional VA U.S. Targeted Value Portfolio	11,823	(9,820)	2,003	13,678	(14,101)	(423)
Dreyfus IP Small Cap Stock Index	70,338	(29,282)	41,056	19,757	(14,039)	5,718

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Dreyfus IP Technology Growth	25,789	(5,925)	19,864	1,516	(4,036)	(2,520)
Dreyfus Stock Index	9,343	(2,083)	7,260	17,939	(7,661)	10,278
Dreyfus VIF Appreciation	-	-	-	156	(5,743)	(5,587)
Dreyfus VIF International Value	9,522	(11)	9,511	95	(354)	(259)
Eaton Vance VT Floating-Rate Income	777,610	(665,339)	112,271	2,290,616	(1,436,404)	854,212
Federated Fund for U.S. Government Securities II	19,561	(17,621)	1,940	100,214	(85,307)	14,907
Federated High Income Bond II	20,735	(13,230)	7,505	20,201	(6,542)	13,659
Fidelity VIP Balanced	11,761	(27,213)	(15,452)	36,899	(81,936)	(45,037)
Fidelity VIP Contrafund	67,498	(75,461)	(7,963)	80,284	(59,257)	21,027
Fidelity VIP Disciplined Small Cap	3,703	(1,921)	1,782	1,535	(7,734)	(6,199)
Fidelity VIP Emerging Markets	56,237	(32,850)	23,387	4,679	(9,656)	(4,977)
Fidelity VIP Growth & Income	8,899	(7,720)	1,179	7,141	(7,407)	(266)
Fidelity VIP Growth Opportunities	14,829	(11,388)	3,441	21,007	(21,903)	(896)
Fidelity VIP High Income	334,376	(374,489)	(40,113)	802,361	(634,572)	167,789
Fidelity VIP Index 500	320,822	(326,704)	(5,882)	309,994	(100,208)	209,786
Fidelity VIP Investment Grade Bond	61,961	(72,624)	(10,663)	116,474	(84,407)	32,067
Fidelity VIP Mid Cap	19,164	(43,818)	(24,654)	17,829	(3,717)	14,112
Fidelity VIP Overseas	45,906	(32,631)	13,275	22,179	(17,401)	4,778
Fidelity VIP Real Estate	6,122	(18,736)	(12,614)	43,340	(46,460)	(3,120)
Fidelity VIP Strategic Income	18,256	(21,284)	(3,028)	1,136,913	(1,092,607)	44,306
FormulaFolios US Equity Portfolio	29,432	(128,490)	(99,058)	122,453	(4,744)	117,709
Franklin Flex Cap Growth VIP Fund	39	-	39	467	-	467
Franklin Growth and Income VIP Fund	63	(368)	(305)	243	(5,523)	(5,280)
Franklin Income VIP Fund	28,658	(38,645)	(9,987)	127,188	(32,042)	95,146
Franklin Large Cap Growth VIP Fund	281	-	281	1,816	(1,816)	-
Franklin Mutual Global Discovery VIP Fund	8,763	(8,815)	(52)	11,178	(33,053)	(21,875)
Franklin Mutual Shares VIP Fund	13,141	(25,958)	(12,817)	13,349	(7,923)	5,426
Franklin Rising Dividends VIP Fund	15,941	(14,579)	1,362	49,964	(24,521)	25,443
Franklin Small Cap Value VIP Fund	43,386	(75,708)	(32,322)	116,301	(49,654)	66,647

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Small-Mid Cap Growth VIP Fund	3,482	(10,761)	(7,279)	19,389	(8,552)	10,837
Franklin Strategic Income VIP Fund	160,108	(149,156)	10,952	278,547	(286,455)	(7,908)
Franklin U.S. Government Securities VIP Fund	898	(15,632)	(14,734)	111,377	(118,492)	(7,115)
Goldman Sachs VIT Growth Opportunities	3,360	(5,814)	(2,454)	6,593	(557)	6,036
Goldman Sachs VIT High Quality Floating Rate	8,647	(9,810)	(1,163)	22,878	(31,382)	(8,504)
Goldman Sachs VIT Large Cap Value	-	-	-	6,725	(17,757)	(11,032)
Goldman Sachs VIT Mid Cap Value	4,795	(33,172)	(28,377)	40,541	(5,585)	34,956
Goldman Sachs VIT Small Cap Equity Insights	2,215	(591)	1,624	-	-	-
Goldman Sachs VIT Strategic Growth	248	(26)	222	243	(1,151)	(908)
Goldman Sachs VIT Strategic International Equity	67	(28)	39	66	(131)	(65)
Guggenheim VIF All Cap Value	6,377	(135)	6,242	731	(5,185)	(4,454)
Guggenheim VIF Floating Rate Strategies	36,988	(34,639)	2,349	17,828	(33,074)	(15,246)
Guggenheim VIF Global Managed Futures Strategy	14,657	(19,985)	(5,328)	18,067	(32,167)	(14,100)
Guggenheim VIF High Yield	68,528	(107,029)	(38,501)	164,186	(102,960)	61,226
Guggenheim VIF Large Cap Value	1,303	(8,698)	(7,395)	11,647	(3,415)	8,232
Guggenheim VIF Long Short Equity	385	(18,038)	(17,653)	8,146	(29,662)	(21,516)
Guggenheim VIF Managed Asset Allocation	777	(2,646)	(1,869)	774	(391)	383
Guggenheim VIF Mid Cap Value	10,120	(17,059)	(6,939)	18,967	(2,253)	16,714
Guggenheim VIF Multi-Hedge Strategies	1,288	(15,219)	(13,931)	8,607	(19,068)	(10,461)
Guggenheim VIF Small Cap Value	12,489	(9,276)	3,213	36,531	(38,176)	(1,645)
Guggenheim VIF StylePlus Large Core	25,163	(9,407)	15,756	11,523	(1,370)	10,153
Guggenheim VIF StylePlus Large Growth	25,000	(20,752)	4,248	149	(4,942)	(4,793)
Guggenheim VIF StylePlus Mid Growth	6,682	(5,223)	1,459	3,080	(1,574)	1,506
Guggenheim VIF StylePlus Small Growth	18,602	(17,478)	1,124	19,159	(36,098)	(16,939)
Guggenheim VIF Total Return Bond	94,452	(33,267)	61,185	465,670	(560,041)	(94,371)
Guggenheim VIF World Equity Income	57,640	(59,678)	(2,038)	8,668	(3,337)	5,331
Invesco V.I. American Franchise	-	-	-	604	(604)	-
Invesco V.I. American Value	3,790	(4,753)	(963)	10,145	(3,226)	6,919
Invesco V.I. Balanced-Risk Allocation	753	(95)	658	4,467	(1,913)	2,554

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Comstock	587	(646)	(59)	3	(32)	(29)
Invesco V.I. Core Equity	22	-	22	22	-	22
Invesco V.I. Equity and Income	12,113	(3,850)	8,263	29,255	(46,651)	(17,396)
Invesco V.I. Global Core Equity	32	-	32	23,314	(23,585)	(271)
Invesco V.I. Global Health Care	1,272	(1,879)	(607)	14,617	(38,680)	(24,063)
Invesco V.I. Global Real Estate	5,485	(4,174)	1,311	25,761	(25,085)	676
Invesco V.I. Government Securities	89,763	(109,775)	(20,012)	159,688	(129,585)	30,103
Invesco V.I. Growth and Income	22,504	(2,039)	20,465	2,399	(551)	1,848
Invesco V.I. High Yield	132,512	(213,976)	(81,464)	1,012,700	(1,066,096)	(53,396)
Invesco V.I. International Growth	9,176	(11,169)	(1,993)	80,774	(88,318)	(7,544)
Invesco V.I. Managed Volatility	9,185	(8,947)	238	1,131	(65)	1,066
Invesco V.I. Mid Cap Core Equity	26,775	(2,782)	23,993	8,879	(4,647)	4,232
Invesco V.I. Mid Cap Growth	9,719	(33)	9,686	32	-	32
Invesco V.I. S&P 500 Index	162,950	(215,728)	(52,778)	165,871	(488,966)	(323,095)
Invesco V.I. Small Cap Equity	880	(2,190)	(1,310)	4,700	(4,443)	257
Ivy VIP Advantus Real Estate Securities (c)	718	(3,882)	(3,164)	2,703	(6,827)	(4,124)
Ivy VIP Asset Strategy (c)	580	(3,636)	(3,056)	4,896	(1,212)	3,684
Ivy VIP Balanced (c)	149	-	149	6,349	(21,339)	(14,990)
Ivy VIP Core Equity (c)	181	-	181	181	(1,585)	(1,404)
Ivy VIP Dividend Opportunities (c)	67	-	67	82	(3,006)	(2,924)
Ivy VIP Energy (c)	13,578	(3,280)	10,298	4,247	(2,119)	2,128
Ivy VIP Global Bond (c)	3,451	(1,772)	1,679	350	(53)	297
Ivy VIP Global Growth (c)	5	(1)	4	21	(2,388)	(2,367)
Ivy VIP Growth (c)	557	(2,339)	(1,782)	562	(202)	360
Ivy VIP High Income (c)	178,901	(153,444)	25,457	237,434	(262,148)	(24,714)
Ivy VIP International Core Equity (c)	7,031	(556)	6,475	17,760	(30,581)	(12,821)
Ivy VIP Limited-Term Bond (c)	-	-	-	41,825	(70,105)	(28,280)

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy VIP Mid Cap Growth (c)	3,986	(1,883)	2,103	537	(2,288)	(1,751)
Ivy VIP Natural Resources (c)	-	-	-	31	(2,429)	(2,398)
Ivy VIP Science and Technology (c)	12,955	(15,971)	(3,016)	9,949	(8,368)	1,581
Ivy VIP Small Cap Core (c)	4,030	(25,452)	(21,422)	33,694	(4,879)	28,815
Ivy VIP Small Cap Growth (c)	7,098	(72)	7,026	244	(6,328)	(6,084)
Ivy VIP Value (c)	513	(253)	260	466	(214)	252
Janus Henderson VIT Enterprise (c)	32,710	(32,327)	383	46,795	(27,851)	18,944
Janus Henderson VIT Forty (c)	3,268	(11,047)	(7,779)	16,531	(13,661)	2,870
Janus Henderson VIT Mid Cap Value (c)	1,079	(26,059)	(24,980)	32,228	(29,402)	2,826
Janus Henderson VIT Overseas (c)	1,236	(2)	1,234	13,246	(17,030)	(3,784)
Janus Henderson VIT Research (c)	36	(2)	34	51	(1,224)	(1,173)
JPMorgan Insurance Trust Core Bond Portfolio	4,974	(798)	4,176	396	(8,099)	(7,703)
JPMorgan Insurance Trust Small Cap Core Portfolio	2,535	(1,427)	1,108	6,405	(5,386)	1,019
JPMorgan Insurance Trust US Equity Portfolio	5,143	(482)	4,661	239	(54)	185
Lord Abbett Series Bond-Debenture VC	42,568	(54,404)	(11,836)	78,786	(540,897)	(462,111)
Lord Abbett Series Calibrated Dividend Growth VC	22,002	(1,938)	20,064	10,181	(5,549)	4,632
Lord Abbett Series Classic Stock VC	1,256	(13)	1,243	-	-	-
Lord Abbett Series Developing Growth VC	1,013	(5,279)	(4,266)	20,931	(22,403)	(1,472)
Lord Abbett Series Growth and Income VC	-	-	-	3	(628)	(625)
Lord Abbett Series Growth Opportunities VC	-	-	-	19,895	(20,283)	(388)
Lord Abbett Series Mid Cap Stock VC	2,782	(1,004)	1,778	1,969	(1,169)	800
Lord Abbett Series Total Return VC	19,334	(57,913)	(38,579)	59,648	(23,706)	35,942
MFS VIT Emerging Markets Equity	5,294	(3,241)	2,053	9,282	(9,127)	155
MFS VIT Global Tactical Allocation	31	(101)	(70)	32	(106)	(74)
MFS VIT High Yield	69	(17,120)	(17,051)	721,186	(1,048,801)	(327,615)
MFS VIT II Research International	2,394	(284)	2,110	7,759	(9,546)	(1,787)
MFS VIT International Value	35,808	(29,058)	6,750	46,389	(10,819)	35,570

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT New Discovery	3,233	(4,056)	(823)	14,982	(1,796)	13,186
MFS VIT Research	141	-	141	3,310	(3,173)	137
MFS VIT Total Return	506	(5,813)	(5,307)	23,260	(18,638)	4,622
MFS VIT Total Return Bond	389	(770)	(381)	11,628	(20,692)	(9,064)
MFS VIT Utilities	23,385	(27,642)	(4,257)	61,196	(61,171)	25
Morgan Stanley VIF Emerging Markets Debt (c)	15,523	(2,665)	12,858	63,320	(89,639)	(26,319)
Morgan Stanley VIF Emerging Markets Equity (c)	9,558	(4,456)	5,102	10,637	(10,310)	327
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	31,419	(30)	31,389	901	(43)	858
Morningstar Balanced ETF Asset Allocation Portfolio	14,814	(2,713)	12,101	8,826	(23,210)	(14,384)
Morningstar Conservative ETF Asset Allocation Portfolio	1,024	(129)	895	11,205	(76,684)	(65,479)
Morningstar Growth ETF Asset Allocation Portfolio	1,192	(6,683)	(5,491)	2,998	(665)	2,333
Morningstar Income and Growth ETF Asset Allocation Portfolio	321	(267)	54	301	(262)	39
Neuberger Berman AMT Guardian	140	(829)	(689)	147	-	147
Neuberger Berman AMT Socially Responsive	819	(6)	813	550	(689)	(139)
Oppenheimer Global Fund/VA	35,636	(6,148)	29,488	15,072	(8,357)	6,715
Oppenheimer Global Strategic Income Fund/VA	1,722	(2,749)	(1,027)	1,346,225	(1,346,192)	33
Oppenheimer International Growth Fund/VA	37,380	(6,132)	31,248	23,848	(17,069)	6,779
Oppenheimer Main Street Small Cap Fund/VA	28,748	(5,802)	22,946	5,972	(13,339)	(7,367)
PIMCO VIT All Asset	2,962	(5,246)	(2,284)	22,775	(13,039)	9,736
PIMCO VIT CommodityRealReturn Strategy	2,203	(832)	1,371	884	(4,009)	(3,125)
PIMCO VIT Emerging Markets Bond	52,794	(43,570)	9,224	402,382	(385,201)	17,181
PIMCO VIT Foreign Bond (Unhedged)	5,496	(1,762)	3,734	11,600	(10,644)	956
PIMCO VIT Global Bond (Unhedged)	9,811	(2,563)	7,248	5,395	(5,121)	274
PIMCO VIT High Yield	202,473	(364,328)	(161,855)	1,169,683	(998,260)	171,423

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO VIT Low Duration Advisor Class	208,005	(58,970)	149,035	434,419	(486,194)	(51,775)
PIMCO VIT Low Duration Administrative Class (e)	93	(27)	66	91	(38)	53
PIMCO VIT Real Return Administrative Class (e)	3,404	-	3,404	-	-	-
PIMCO VIT Real Return Advisor Class	31,708	(12,714)	18,994	51,552	(54,950)	(3,398)
PIMCO VIT Short-Term	130,420	(139,937)	(9,517)	151,797	(233,423)	(81,626)
PIMCO VIT Total Return Advisor Class	71,450	(68,682)	2,768	539,212	(684,649)	(145,437)
Pioneer Bond VCT	10,129	(2,499)	7,630	35,107	(28,786)	6,321
Pioneer Equity Income VCT	4,074	(6,191)	(2,117)	11,956	(1,649)	10,307
Pioneer High Yield VCT	63,822	(54,610)	9,212	1,354,966	(1,355,566)	(600)
Pioneer Real Estate Shares VCT	450	(37)	413	2,020	(7,450)	(5,430)
Pioneer Strategic Income VCT	425	(527)	(102)	5,319	(7,087)	(1,768)
Power Income VIT	24,171	(12,122)	12,049	3,395	(3,168)	227
Probabilities Fund	13,552	(68,511)	(54,959)	51,703	(592,454)	(540,751)
Putnam VT Absolute Return 500	3,136	(36,980)	(33,844)	8,771	(48,732)	(39,961)
Putnam VT Capital Opportunities	1,670	(6)	1,664	-	-	-
Putnam VT Diversified Income	3,028	(3,762)	(734)	9,140	(10,142)	(1,002)
Putnam VT Equity Income	8,717	(8,321)	396	8,423	(21,827)	(13,404)
Putnam VT Global Asset Allocation	185	(6,515)	(6,330)	6,434	(9,398)	(2,964)
Putnam VT Growth Opportunities	-	-	-	5,337	(10,417)	(5,080)
Putnam VT High Yield	160,385	(37,116)	123,269	32,182	(42,812)	(10,630)
Putnam VT Income	781	-	781	383	(18,022)	(17,639)
Putnam VT Investors	238	(1,424)	(1,186)	259	(25)	234
Rational Dynamic Momentum VA (a)	1,014,386	-	1,014,386	-	-	-
Redwood Managed Volatility	61,613	(538,803)	(477,190)	2,107,169	(922,394)	1,184,775
Rydex VIF Banking	72,409	(61,925)	10,484	37,215	(15,105)	22,110
Rydex VIF Basic Materials	105,570	(100,800)	4,770	221,391	(146,815)	74,576

(a) New subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Biotechnology	53,841	(51,687)	2,154	82,074	(83,254)	(1,180)
Rydex VIF Commodities Strategy	178,475	(285,416)	(106,941)	725,686	(462,035)	263,651
Rydex VIF Consumer Products	27,727	(45,347)	(17,620)	147,057	(119,379)	27,678
Rydex VIF Dow 2x Strategy	55,747	(41,568)	14,179	103,717	(87,079)	16,638
Rydex VIF Electronics	51,184	(57,636)	(6,452)	39,152	(33,293)	5,859
Rydex VIF Energy	732,658	(757,766)	(25,108)	284,049	(244,597)	39,452
Rydex VIF Energy Services	7,048	(36,988)	(29,940)	127,005	(70,222)	56,783
Rydex VIF Europe 1.25x Strategy	43,281	(12,943)	30,338	7,860	(8,322)	(462)
Rydex VIF Financial Services	71,899	(93,473)	(21,574)	139,547	(119,451)	20,096
Rydex VIF Government Long Bond 1.2x Strategy	663,519	(669,525)	(6,006)	486,740	(517,177)	(30,437)
Rydex VIF Health Care	63,295	(57,176)	6,119	137,987	(165,909)	(27,922)
Rydex VIF High Yield Strategy	704,651	(526,001)	178,650	2,193,873	(2,371,293)	(177,420)
Rydex VIF Internet	16,013	(10,022)	5,991	19,302	(27,648)	(8,346)
Rydex VIF Inverse Dow 2x Strategy	49,883	(104,273)	(54,390)	1,147,411	(1,090,650)	56,761
Rydex VIF Inverse Government Long Bond Strategy	229,266	(237,928)	(8,662)	417,701	(413,644)	4,057
Rydex VIF Inverse Mid-Cap Strategy	24,376	(65,129)	(40,753)	65,350	(35,386)	29,964
Rydex VIF Inverse NASDAQ-100 Strategy	768,835	(779,843)	(11,008)	6,710,806	(6,684,677)	26,129
Rydex VIF Inverse Russell 2000 Strategy	297,784	(363,373)	(65,589)	314,446	(247,630)	66,816
Rydex VIF Inverse S&P 500 Strategy	93,884	(114,479)	(20,595)	1,712,956	(2,008,576)	(295,620)
Rydex VIF Japan 2x Strategy	2,580	(1,876)	704	126,082	(126,079)	3
Rydex VIF Leisure	12,674	(8,726)	3,948	11,446	(21,140)	(9,694)
Rydex VIF Mid-Cap 1.5x Strategy	74,493	(97,933)	(23,440)	173,336	(158,500)	14,836
Rydex VIF NASDAQ-100	686,791	(767,770)	(80,979)	2,190,941	(2,205,234)	(14,293)
Rydex VIF NASDAQ-100 2x Strategy	71,320	(65,801)	5,519	15,013	(35,819)	(20,806)
Rydex VIF Nova	50,569	(53,408)	(2,839)	76,951	(91,729)	(14,778)
Rydex VIF Precious Metals	706,998	(785,492)	(78,494)	325,338	(218,172)	107,166
Rydex VIF Real Estate	262,729	(253,462)	9,267	297,725	(463,662)	(165,937)
Rydex VIF Retailing	7,006	(3,144)	3,862	5,479	(6,826)	(1,347)
Rydex VIF Russell 2000 1.5x Strategy	34,605	(46,251)	(11,646)	111,687	(91,988)	19,699

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Russell 2000 2x Strategy	378,989	(391,328)	(12,339)	97,019	(78,347)	18,672
Rydex VIF S&P 500 2x Strategy	184,447	(149,192)	35,255	130,842	(100,925)	29,917
Rydex VIF S&P 500 Pure Growth	152,561	(89,318)	63,243	248,786	(269,584)	(20,798)
Rydex VIF S&P 500 Pure Value	71,768	(33,662)	38,106	97,505	(88,698)	8,807
Rydex VIF S&P MidCap 400 Pure Growth	25,037	(23,924)	1,113	117,336	(136,793)	(19,457)
Rydex VIF S&P MidCap 400 Pure Value	48,869	(89,243)	(40,374)	337,940	(301,164)	36,776
Rydex VIF S&P SmallCap 600 Pure Growth	171,428	(178,566)	(7,138)	56,480	(55,942)	538
Rydex VIF S&P SmallCap 600 Pure Value	116,126	(124,153)	(8,027)	280,658	(252,331)	28,327
Rydex VIF Strengthening Dollar 2x Strategy	1,405	(5,900)	(4,495)	10,177	(6,858)	3,319
Rydex VIF Technology	108,110	(88,471)	19,639	79,618	(115,051)	(35,433)
Rydex VIF Telecommunications	17,702	(18,904)	(1,202)	76,055	(78,411)	(2,356)
Rydex VIF Transportation	83,203	(118,319)	(35,116)	129,362	(19,059)	110,303
Rydex VIF U.S. Government Money Market (d)	11,169,425	(9,381,650)	1,787,775	31,903,480	(33,881,865)	(1,978,385)
Rydex VIF Utilities	188,206	(98,895)	89,311	163,539	(127,277)	36,262
Rydex VIF Weakening Dollar 2x Strategy	287,195	(287,261)	(66)	13,549	(17,958)	(4,409)
SEI VP Balanced Strategy	822	(4,484)	(3,662)	3,529	(2,742)	787
SEI VP Conservative Strategy	105	(7,402)	(7,297)	7,561	(1,501)	6,060
SEI VP Defensive Strategy	511	-	511	2,747	(3,686)	(939)
SEI VP Market Growth Strategy	1,870	-	1,870	-	-	-
SEI VP Market Plus Strategy	217	-	217	210	(50)	160
SEI VP Moderate Strategy	100	-	100	3,287	-	3,287
T. Rowe Price Blue Chip Growth	125,732	(25,938)	99,794	66,627	(85,414)	(18,787)
T. Rowe Price Equity Income	6,511	(5,477)	1,034	133,107	(137,233)	(4,126)
T. Rowe Price Health Sciences	38,853	(43,446)	(4,593)	28,947	(96,380)	(67,433)
T. Rowe Price Limited-Term Bond	28,545	(34,488)	(5,943)	50,748	(54,930)	(4,182)
Templeton Developing Markets VIP Fund	64,679	(42,778)	21,901	67,030	(47,942)	19,088
Templeton Foreign VIP Fund	26,943	(8,609)	18,334	88,504	(47,813)	40,691

(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Global Bond VIP Fund	108,093	(99,262)	8,831	66,603	(63,048)	3,555
Templeton Growth VIP Fund	2,632	(8,193)	(5,561)	182	(1,263)	(1,081)
Third Avenue Value	58	-	58	18,789	(18,734)	55
VanEck VIP Global Gold	26,027	(110,214)	(84,187)	119,523	(30,580)	88,943
VanEck VIP Global Hard Assets	19,793	(78,638)	(58,845)	223,431	(141,909)	81,522
Vanguard VIF Balanced	8,630	(379)	8,251	13,164	(11,379)	1,785
Vanguard VIF Capital Growth	16,202	(1,998)	14,204	15,514	(2,124)	13,390
Vanguard VIF Conservative Allocation	111,569	(3,591)	107,978	47,218	(25)	47,193
Vanguard VIF Diversified Value	12,194	(2,395)	9,799	12,190	(79)	12,111
Vanguard VIF Equity Income	20,054	(1,653)	18,401	44,398	(5,042)	39,356
Vanguard VIF Equity Index	22,303	(21,340)	963	1,001	-	1,001
Vanguard VIF Growth	27,454	(20,696)	6,758	1,754	(871)	883
Vanguard VIF High Yield Bond	64,068	(56,356)	7,712	62,521	(28,682)	33,839
Vanguard VIF International	44,446	(1,630)	42,816	409	-	409
Vanguard VIF Mid-Cap Index	34,923	(26,151)	8,772	7,664	(4,223)	3,441
Vanguard VIF Moderate Allocation	67,752	(61)	67,691	1,741	(1,659)	82
Vanguard VIF REIT Index	4,553	(31,055)	(26,502)	54,028	(15,264)	38,764
Vanguard VIF Short Term Investment Grade	38,643	(16,608)	22,035	27,929	(22,309)	5,620
Vanguard VIF Small Company Growth	35,425	(25,461)	9,964	2,288	-	2,288
Vanguard VIF Total Bond Market Index	83,550	(35,142)	48,408	96,697	(42,490)	54,207
Vanguard VIF Total Stock Market Index	43,281	(34,286)	8,995	35,147	(1,160)	33,987
Virtus Duff & Phelps International Series (c)	69,463	(6,459)	63,004	50,124	(4,173)	45,951
Virtus Duff & Phelps Real Estate Securities Series (c)	1,119	(6,755)	(5,636)	9,702	(4,930)	4,772
Virtus KAR Small-Cap Growth Series (c)	18,627	(6,414)	12,213	18,937	(4,132)	14,805
Virtus Newfleet Multi-Sector Intermediate Bond Series (c)	100,941	(5,862)	95,079	4,550	(2,060)	2,490
Virtus Rampart Equity Trend Series (c)	4,893	(35,546)	(30,653)	5,889	(90,119)	(84,230)

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2017			2016
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Virtus Strategic Allocation Series	42	(12)	30	29	-	29
VY Clarion Global Real Estate Portfolio	1,510	(3,158)	(1,648)	10,650	(11,347)	(697)
VY Clarion Real Estate Portfolio	7,172	(1,936)	5,236	2,214	(4,453)	(2,239)
Wells Fargo International Equity VT	3,957	(67)	3,890	236	(1,805)	(1,569)
Wells Fargo Omega Growth VT	1,297	-	1,297	8,747	(9,963)	(1,216)
Wells Fargo Opportunity VT	6,266	(784)	5,482	829	(1,856)	(1,027)
Western Asset Variable Global High Yield Bond	3,645	(4,144)	(499)	554,832	(552,407)	2,425

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio
2017	68,541	9.47	9.98	675,198	0.24	0.25	1.45	4.32	4.82
2016	16,426	8.97	9.33	151,872	0.15	0.25	1.45	4.42	5.66
2015	20,220	8.59	8.83	177,380	0.40	0.25	1.45	(11.35)	(10.36)
2014	27,777	9.69	9.85	271,536	0.38	0.25	1.45	(4.63)	(3.43)
2013	7,902	10.16	10.20	80,322	0.34	0.25	1.45	1.60	2.00
AB VPS Dynamic Asset Allocation (b)
2017	4,193	10.16	10.62	44,196	-	0.25	1.45	9.25	10.63
2016	-	9.30	9.60	-	1.19	0.25	1.45	(1.06)	0.10
2015	2,549	9.40	9.59	24,384	1.04	0.25	1.45	(5.62)	(4.48)
2014	2,473	9.96	10.04	24,808	-	0.25	1.45	(0.40)	0.40
AB VPS Global Thematic Growth
2017	2,743	13.73	15.52	42,154	0.63	0.25	1.45	30.39	31.97
2016	-	10.53	11.76	-	-	0.25	1.45	(5.22)	(4.08)
2015	-	11.11	12.26	-	-	0.25	1.45	(1.77)	(0.65)
2014	-	11.31	12.34	-	-	0.25	1.45	0.18	1.48
2013	-	11.29	12.16	-	-	0.25	1.45	12.90	18.98

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Growth and Income
2017	6,677	13.24	16.96	106,617	3.70	0.25	1.45	13.36	14.83
2016	9,997	11.68	14.77	141,811	1.28	0.25	1.45	6.28	7.50
2015	10,372	10.99	13.74	141,623	0.32	0.25	1.45	(3.00)	(1.79)
2014	6,530	11.33	13.99	91,002	1.39	0.25	1.45	4.52	5.74
2013	10,452	10.84	13.23	137,954	-	0.25	1.45	8.40	30.34
AB VPS Small/Mid Cap Value
2017	23,689	13.17	17.27	340,897	0.22	0.25	1.45	7.95	9.23
2016	23,560	12.20	15.81	308,163	0.27	0.25	1.45	19.37	20.78
2015	15,639	10.22	13.09	166,735	0.89	0.25	1.45	(9.80)	(8.72)
2014	2,972	11.33	14.34	42,465	0.44	0.25	1.45	4.14	5.52
2013	5,379	10.88	13.59	72,984	0.44	0.25	1.45	8.80	33.24
Alger Capital Appreciation
2017	58,392	14.97	18.58	986,268	-	0.25	1.45	25.06	26.57
2016	33,936	11.97	14.68	429,759	-	0.25	1.45	(4.16)	(2.97)
2015	39,687	12.49	15.13	518,395	-	0.25	1.45	1.30	2.51
2014	14,534	12.33	14.76	189,283	-	0.25	1.45	8.44	9.82
2013	10,783	11.37	13.44	144,093	0.15	0.25	1.45	13.70	30.49
Alger Large Cap Growth
2017	6,687	13.65	15.73	103,731	-	0.25	1.45	22.42	23.86
2016	5,928	11.15	12.70	74,382	-	0.25	1.45	(5.59)	(4.37)
2015	12,531	11.81	13.28	164,804	-	0.25	1.45	(3.04)	(1.85)
2014	1,892	12.18	13.53	25,406	-	0.25	1.45	5.73	7.04
2013	-	11.52	12.64	-	-	0.25	1.45	15.20	30.18

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

ALPS/Alerian Energy Infrastructure (b)
2017	55,232	8.54	9.07	476,915	2.05	0.25	1.45	(5.22)	(4.02)
2016	44,722	9.01	9.45	405,791	2.53	0.25	1.45	34.68	36.36
2015	20,072	6.69	6.93	135,390	0.78	0.25	1.45	(40.64)	(39.95)
2014	18,043	11.27	11.54	204,721	0.17	0.25	1.45	7.03	8.36
2013	5,764	10.53	10.65	61,271	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth
2017	32,228	13.07	17.31	545,579	1.99	0.25	1.45	15.05	16.41
2016	32,040	11.36	14.87	454,080	2.09	0.25	1.45	8.29	9.58
2015	45,014	10.49	13.57	580,230	2.29	0.25	1.45	(10.11)	(8.93)
2014	21,683	11.67	14.90	315,100	0.96	0.25	1.45	7.46	8.68
2013	-	10.86	13.71	-	1.07	0.25	1.45	8.60	31.20
American Century VP Inflation Protection
2017	21,179	8.37	8.75	179,081	2.69	0.25	1.45	(0.91)	0.36
2016	17,338	8.36	8.83	147,047	2.39	0.25	1.45	(0.11)	0.96
2015	5,862	8.29	8.84	48,681	0.39	0.25	1.45	(6.75)	(5.55)
2014	2,865	8.79	9.48	25,190	1.33	0.25	1.45	(1.25)	0.00
2013	2,780	8.81	9.60	24,496	0.91	0.25	1.45	(11.63)	(4.00)
American Century VP International
2017	9,394	10.74	11.68	108,238	1.03	0.25	1.45	25.17	26.68
2016	18,569	8.58	9.22	169,124	0.88	0.25	1.45	(9.59)	(8.53)
2015	18,220	9.49	10.08	181,852	0.18	0.25	1.45	(3.95)	(2.70)
2014	12,898	9.88	10.36	132,591	1.59	0.25	1.45	(9.77)	(8.64)
2013	13,525	10.95	11.34	152,551	0.84	0.25	1.45	9.50	18.25

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Mid Cap Value (e)
2017	20,246	13.79	17.86	310,179	1.28	0.25	1.45	6.57	7.92
2016	24,463	12.94	16.55	349,535	1.51	0.25	1.45	17.42	18.81
2015	25,162	11.02	13.93	311,893	1.49	0.25	1.45	(5.89)	(4.72)
2014	20,510	11.71	14.62	293,124	1.30	0.25	1.45	11.21	12.46
2013	12,292	10.53	13.00	158,870	0.96	0.25	1.45	5.30	25.85
American Century VP Value
2017	36,692	12.50	16.37	550,090	1.35	0.25	1.45	3.82	5.14
2016	40,779	12.04	15.57	610,593	1.53	0.25	1.45	15.11	16.45
2015	21,861	10.46	13.37	289,490	1.85	0.25	1.45	(8.25)	(7.15)
2014	22,001	11.40	14.40	313,668	0.81	0.25	1.45	7.95	9.34
2013	21,053	10.56	13.17	276,066	1.08	0.25	1.45	5.60	27.25
American Funds IS Asset Allocation (b)
2017	623,764	11.32	11.83	7,213,732	2.15	0.25	1.45	10.87	12.13
2016	76,629	10.21	10.55	782,414	1.22	0.25	1.45	4.40	5.71
2015	120,238	9.78	9.98	1,176,214	3.45	0.25	1.45	(3.26)	(2.16)
2014	10,746	10.11	10.20	108,674	2.46	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (b)
2017	57,575	12.60	13.18	735,584	1.17	0.25	1.45	11.60	13.04
2016	423,323	11.29	11.66	4,908,525	2.31	0.25	1.45	13.35	14.65
2015	129,476	9.96	10.17	1,312,345	3.25	0.25	1.45	(7.52)	(6.27)
2014	3,516	10.77	10.85	38,118	-	0.25	1.45	7.70	8.50
American Funds IS Global Bond (b)
2017	6,688	8.62	9.01	58,752	0.54	0.25	1.45	1.89	3.21
2016	2,464	8.46	8.73	21,018	3.39	0.25	1.45	(1.97)	(0.91)
2015	3,665	8.63	8.81	31,781	0.04	0.25	1.45	(8.48)	(7.36)
2014	1,678	9.43	9.51	15,940	2.80	0.25	1.45	(5.70)	(4.90)

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS Global Growth (b)
2017	10,282	12.39	12.95	127,694	1.04	0.25	1.45	25.40	26.96
2016	53	9.88	10.20	540	0.45	0.25	1.45	(3.98)	(2.86)
2015	119	10.29	10.50	1,247	2.09	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70
American Funds IS Global Growth and Income (b)
2017	16,334	11.56	12.08	188,944	3.59	0.25	1.45	20.42	21.77
2016	1,640	9.60	9.92	15,867	1.18	0.25	1.45	2.35	3.66
2015	3,360	9.38	9.57	31,610	2.66	0.25	1.45	(5.92)	(4.78)
2014	1,598	9.97	10.05	15,934	6.10	0.25	1.45	(0.30)	0.50
American Funds IS Global Small Capitalization (b)
2017	8,992	11.02	11.52	99,827	0.59	0.25	1.45	20.17	21.65
2016	580	9.17	9.47	5,316	0.08	0.25	1.45	(2.65)	(1.46)
2015	716	9.42	9.61	6,741	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)
American Funds IS Growth (b)
2017	169,808	13.74	14.37	2,400,529	0.63	0.25	1.45	22.35	23.88
2016	4,078	11.23	11.60	46,130	0.38	0.25	1.45	4.47	5.74
2015	8,731	10.75	10.97	94,877	1.24	0.25	1.45	1.99	3.20
2014	1,950	10.54	10.63	20,562	1.62	0.25	1.45	5.40	6.30
American Funds IS Growth-Income (b)
2017	200,862	12.67	13.25	2,561,387	1.62	0.25	1.45	16.67	18.20
2016	93,620	10.86	11.21	1,016,723	1.90	0.25	1.45	6.47	7.68
2015	7,160	10.20	10.41	73,224	2.48	0.25	1.45	(3.23)	(2.07)
2014	945	10.54	10.63	9,954	2.19	0.25	1.45	5.40	6.30

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS International (b)
2017	87,301	10.62	11.10	935,828	2.09	0.25	1.45	26.13	27.73
2016	10,385	8.42	8.69	89,149	1.13	0.25	1.45	(1.29)	(0.11)
2015	12,418	8.53	8.70	107,260	3.14	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (b)
2017	308,033	9.45	9.87	3,018,068	3.53	0.25	1.45	19.32	20.66
2016	17,390	7.92	8.18	141,257	2.63	0.25	1.45	(3.18)	(2.04)
2015	13,866	8.18	8.35	115,327	4.28	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (b)
2017	1,411	9.07	9.48	13,276	0.70	0.25	1.45	(3.51)	(2.27)
2016	27,209	9.40	9.70	262,635	2.42	0.25	1.45	(2.39)	(1.32)
2015	1,938	9.63	9.83	18,971	3.37	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)
American Funds IS New World (b)
2017	276,226	10.29	10.76	2,927,929	1.28	0.25	1.45	23.38	24.97
2016	27,711	8.34	8.61	235,832	0.63	0.25	1.45	0.48	1.65
2015	23,136	8.30	8.47	194,866	0.63	0.25	1.45	(7.57)	(6.51)
2014	8,521	8.98	9.06	76,874	1.26	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/AAA-Rated Securities (b)
2017	12,934	8.97	9.37	115,975	0.75	0.25	1.45	(3.13)	(1.99)
2016	22,539	9.26	9.56	213,832	3.16	0.25	1.45	(3.34)	(2.25)
2015	27,844	9.58	9.78	269,656	2.15	0.25	1.45	(3.13)	(1.91)
2014	5,693	9.89	9.97	56,461	1.85	0.25	1.45	(1.10)	(0.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Advantage Large Cap Core V.I. (c)
2017	7,572	14.01	16.91	112,898	1.27	0.25	1.45	16.65	18.09
2016	4,877	12.01	14.32	58,587	0.67	0.25	1.45	5.44	6.71
2015	8,297	11.39	13.42	101,297	1.15	0.25	1.45	(4.12)	(2.96)
2014	4,593	11.88	13.83	54,582	1.30	0.25	1.45	7.22	8.56
2013	-	11.08	12.74	-	-	0.25	1.45	10.80	28.95
BlackRock Basic Value V.I.
2017	12,593	11.83	14.92	168,509	1.48	0.25	1.45	3.32	4.56
2016	2,707	11.45	14.27	30,979	1.07	0.25	1.45	12.59	13.98
2015	4,207	10.17	12.52	42,778	0.49	0.25	1.45	(10.24)	(9.14)
2014	14,695	11.33	13.78	195,092	1.14	0.25	1.45	4.91	6.08
2013	15,349	10.80	12.99	198,298	2.02	0.25	1.45	8.00	33.23
BlackRock Capital Appreciation V.I.
2017	23,284	14.75	16.24	347,760	-	0.25	1.45	27.16	28.68
2016	20,828	11.60	12.62	241,538	-	0.25	1.45	(4.45)	(3.30)
2015	20,218	12.14	13.05	245,485	-	0.25	1.45	1.93	3.16
2014	8,535	11.91	12.65	106,076	-	0.25	1.45	3.84	5.07
2013	-	11.47	12.04	-	-	0.25	1.45	14.70	29.18
BlackRock Equity Dividend V.I.
2017	52,643	13.01	15.98	782,575	1.59	0.25	1.45	11.48	12.77
2016	48,710	11.67	14.17	652,775	1.67	0.25	1.45	10.93	12.37
2015	30,603	10.52	12.61	356,527	1.59	0.25	1.45	(5.14)	(4.03)
2014	26,142	11.09	13.14	332,600	1.65	0.25	1.45	4.33	5.63
2013	28,026	10.63	12.44	346,762	2.02	0.25	1.45	6.30	20.08

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Global Allocation V.I.
2017	24,733	10.37	11.16	262,858	1.25	0.25	1.45	8.81	10.06
2016	33,938	9.53	10.14	329,887	1.00	0.25	1.45	(0.73)	0.50
2015	49,154	9.60	10.09	482,867	1.39	0.25	1.45	(5.33)	(4.18)
2014	27,048	10.14	10.53	280,468	2.41	0.25	1.45	(2.50)	(1.31)
2013	22,404	10.40	10.67	237,695	1.52	0.25	1.45	4.00	10.80
BlackRock Global Opportunities V.I. (e)
2017	1,814	11.49	12.49	21,448	0.96	0.25	1.45	19.56	20.91
2016	3,555	9.61	10.33	34,598	1.49	0.25	1.45	(1.23)	0.10
2015	4,801	9.73	10.32	47,041	0.89	0.25	1.45	(3.85)	(2.82)
2014	3,827	10.12	10.62	39,196	0.70	0.25	1.45	(8.58)	(7.41)
2013	3,724	11.07	11.47	42,216	0.16	0.25	1.45	10.70	25.36
BlackRock High Yield V.I.
2017	164,355	10.29	11.06	1,781,598	8.50	0.25	1.45	2.39	3.66
2016	1,785,689	10.05	10.67	17,989,494	4.49	0.25	1.45	7.95	9.21
2015	23,649	9.31	9.77	225,959	58.14	0.25	1.45	(8.00)	(6.86)
2014	22,461	10.12	10.49	231,626	24.38	0.25	1.45	(2.03)	(0.76)
2013	90,486	10.33	10.57	954,211	5.41	0.25	1.45	3.30	5.49
BlackRock Large Cap Focus Growth V.I. (c)
2017	2,146	15.45	18.54	39,251	0.01	0.25	1.45	23.60	25.10
2016	2,083	12.50	14.82	30,515	0.46	0.25	1.45	2.80	4.07
2015	2,021	12.16	14.24	28,502	0.38	0.25	1.45	(1.94)	(0.77)
2014	1,961	12.40	14.35	27,929	0.37	0.25	1.45	8.96	10.38
2013	1,903	11.38	13.00	24,619	0.92	0.25	1.45	13.80	29.22

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Capital Growth VIP
2017	1,696	15.13	18.09	30,259	0.46	0.25	1.45	20.46	21.90
2016	1,667	12.56	14.84	24,449	0.21	0.25	1.45	(0.48)	0.68
2015	6,367	12.62	14.74	92,963	0.49	0.25	1.45	3.53	4.84
2014	6,583	12.19	14.06	91,847	0.10	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
Deutsche Core Equity VIP
2017	14,066	14.52	18.12	226,169	0.93	0.25	1.45	15.42	16.83
2016	14,582	12.58	15.51	201,697	1.58	0.25	1.45	5.45	6.74
2015	17,337	11.93	14.53	230,636	0.77	0.25	1.45	0.34	1.54
2014	1,462	11.89	14.31	20,766	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
Deutsche CROCI U.S. VIP (c)
2017	-	10.69	12.93	-	-	0.25	1.45	17.09	18.52
2016	-	9.13	10.91	-	-	0.25	1.45	(8.79)	(7.70)
2015	-	10.01	11.82	-	-	0.25	1.45	(11.18)	(10.11)
2014	-	11.27	13.15	-	2.85	0.25	1.45	5.52	6.82
2013	3,760	10.68	12.31	46,043	-	0.25	1.45	6.80	26.39
Deutsche Global Small Cap VIP
2017	3,560	10.99	12.71	42,146	-	0.25	1.45	14.36	15.76
2016	1,939	9.61	10.98	19,094	0.13	0.25	1.45	(3.13)	(1.96)
2015	1,993	9.92	11.20	20,312	0.99	0.25	1.45	(3.50)	(2.35)
2014	1,555	10.28	11.47	17,695	0.37	0.25	1.45	(8.46)	(7.35)
2013	461	11.23	12.38	5,678	0.29	0.25	1.45	12.30	31.28

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche Government & Agency Securities VIP
2017	994	8.79	9.01	8,793	3.06	0.25	1.45	(3.19)	(1.96)
2016	2,322	9.08	9.19	21,053	6.69	0.25	1.45	(3.61)	(2.44)
2015	4,583	9.33	9.42	42,708	3.62	0.25	1.45	(4.66)	(3.48)
2014	7,489	9.69	9.88	72,549	1.46	0.25	1.45	0.41	1.56
2013	4,314	9.56	9.84	41,204	2.34	0.25	1.45	(6.55)	(1.60)
Deutsche High Income VIP
2017	240	9.90	10.63	2,375	11.27	0.25	1.45	2.59	3.81
2016	156,409	9.65	10.24	1,510,675	5.09	0.25	1.45	7.70	9.05
2015	345,165	8.96	9.39	3,092,690	0.33	0.25	1.45	(9.04)	(7.94)
2014	219	9.85	10.20	2,160	78.22	0.25	1.45	(3.24)	(2.11)
2013	28,014	10.18	10.42	285,892	0.24	0.25	1.45	1.80	4.10
Deutsche International Growth VIP (c)
2017	9,278	11.64	11.85	108,481	-	0.25	1.45	19.75	21.29
2016	-	9.66	9.77	-	-	0.25	1.45	(1.12)	0.10
2015	-	9.67	9.83	-	-	0.25	1.45	(5.84)	(4.78)
2014	-	10.17	10.44	-	-	0.25	1.45	(4.57)	(3.39)
2013	-	10.55	10.94	-	-	0.25	1.45	9.40	17.76
Deutsche Small Mid Cap Value VIP
2017	3,121	12.14	13.91	40,381	0.24	0.25	1.45	5.38	6.59
2016	911	11.52	13.05	10,496	0.21	0.25	1.45	11.41	12.79
2015	884	10.34	11.57	9,144	-	0.25	1.45	(6.51)	(5.40)
2014	858	11.06	12.23	9,488	-	0.25	1.45	0.55	1.75
2013	11,642	11.00	12.02	139,439	0.66	0.25	1.45	10.00	30.37

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA Global Bond Portfolio
2017	32,092	8.76	9.01	286,154	1.21	0.65	1.85	(2.67)	(1.53)
2016	65,364	9.00	9.15	593,260	1.71	0.65	1.85	(3.12)	(1.93)
2015	63,606	9.27	9.33	589,818	2.10	0.65	1.85	(3.33)	(2.10)
2014	30,880	9.49	9.61	293,064	3.51	0.65	1.85	(1.94)	(0.83)
2013	6,080	9.59	9.80	58,295	0.90	0.65	1.85	(4.10)	(2.00)
Dimensional VA International Small Portfolio
2017	79,407	12.88	14.73	1,111,286	2.64	0.65	1.85	23.73	25.36
2016	77,478	10.41	11.75	870,754	2.29	0.65	1.85	1.17	2.35
2015	79,147	10.29	11.48	879,771	3.02	0.65	1.85	0.78	2.04
2014	26,281	10.21	11.25	293,613	3.99	0.65	1.85	(10.20)	(9.13)
2013	2,116	11.37	12.38	26,163	4.21	0.65	1.85	13.70	22.45
Dimensional VA International Value Portfolio
2017	111,088	10.88	12.19	1,329,013	2.96	0.65	1.85	19.82	21.29
2016	101,529	9.08	10.05	1,004,216	3.18	0.65	1.85	3.89	5.24
2015	98,712	8.74	9.55	927,835	4.30	0.65	1.85	(11.36)	(10.33)
2014	45,725	9.86	10.65	484,182	6.11	0.65	1.85	(11.57)	(10.50)
2013	13,705	11.15	11.90	162,763	4.78	0.65	1.85	11.50	17.24
Dimensional VA Short-Term Fixed Portfolio
2017	90,269	8.22	8.52	761,963	0.86	0.65	1.85	(3.97)	(2.85)
2016	124,899	8.56	8.77	1,086,456	0.90	0.65	1.85	(3.93)	(2.77)
2015	62,041	8.91	9.02	556,505	0.41	0.65	1.85	(4.50)	(3.32)
2014	29,271	9.29	9.33	272,003	0.13	0.65	1.85	(4.60)	(3.52)
2013	53,813	9.65	9.78	519,005	0.53	0.65	1.85	(3.50)	(2.20)
Dimensional VA U.S. Large Value Portfolio
2017	163,915	13.61	17.84	2,716,150	2.00	0.65	1.85	13.42	14.80
2016	139,334	12.00	15.54	2,007,711	1.95	0.65	1.85	13.21	14.60
2015	123,986	10.60	13.56	1,563,842	3.20	0.65	1.85	(7.99)	(6.87)
2014	49,019	11.52	14.56	692,057	3.11	0.65	1.85	3.97	5.20
2013	7,623	11.08	13.84	102,901	1.74	0.65	1.85	10.80	35.69

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA U.S. Targeted Value Portfolio
2017	85,120	12.68	16.92	1,271,601	1.08	0.65	1.85	4.53	5.82
2016	83,117	12.13	15.99	1,187,775	1.02	0.65	1.85	21.42	22.91
2015	83,540	9.99	13.01	997,327	1.87	0.65	1.85	(9.76)	(8.64)
2014	32,024	11.07	14.24	445,771	1.67	0.65	1.85	(1.16)	0.00
2013	3,346	11.20	14.24	47,538	1.43	0.65	1.85	12.00	39.47
Dreyfus IP Small Cap Stock Index
2017	65,375	13.53	17.69	953,543	0.66	0.25	1.45	7.47	8.79
2016	24,319	12.59	16.26	355,585	0.64	0.25	1.45	20.25	21.71
2015	18,601	10.47	13.36	235,605	0.75	0.25	1.45	(6.60)	(5.45)
2014	8,173	11.21	14.13	105,601	0.46	0.25	1.45	0.63	1.73
2013	4,272	11.14	13.89	55,903	-	0.25	1.45	11.40	36.18
Dreyfus IP Technology Growth
2017	24,215	16.36	19.22	399,939	-	0.25	1.45	36.11	37.78
2016	4,351	12.02	13.95	54,034	-	0.25	1.45	(0.08)	1.09
2015	6,871	12.03	13.80	83,430	-	0.25	1.45	1.26	2.53
2014	2,335	11.88	13.46	28,245	-	0.25	1.45	1.89	3.14
2013	282	11.66	13.05	3,674	-	0.25	1.45	16.60	28.32
Dreyfus Stock Index
2017	23,754	13.96	17.55	404,256	1.48	0.25	1.45	15.85	17.31
2016	16,494	12.05	14.96	239,093	2.83	0.25	1.45	6.64	7.94
2015	6,216	11.30	13.86	80,737	1.53	0.25	1.45	(3.58)	(2.39)
2014	7,230	11.72	14.20	102,228	1.57	0.25	1.45	8.22	9.48
2013	-	10.83	12.97	-	-	0.25	1.45	8.30	27.53
Dreyfus VIF Appreciation
2017	-	12.77	14.96	-	-	0.25	1.45	21.50	23.03
2016	-	10.51	12.16	-	2.22	0.25	1.45	2.94	4.11
2015	5,587	10.21	11.68	64,887	4.17	0.25	1.45	(7.01)	(5.81)
2014	-	10.98	12.40	-	-	0.25	1.45	3.20	4.38
2013	-	10.64	11.88	-	-	0.25	1.45	6.40	16.93

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dreyfus VIF International Value
2017	12,703	7.51	10.01	112,120	0.45	0.25	1.45	22.52	24.07
2016	3,192	6.07	8.17	19,375	1.48	0.25	1.45	(5.88)	(4.77)
2015	3,451	6.38	8.68	22,030	2.05	0.25	1.45	(7.26)	(6.07)
2014	3,369	6.81	9.36	22,947	1.00	0.25	1.45	(13.49)	(12.52)
2013	1,832	7.80	10.82	14,287	0.63	0.25	1.45	8.20	18.77
Eaton Vance VT Floating-Rate Income (b)
2017	1,089,172	9.47	9.90	10,326,425	3.40	0.25	1.45	(1.04)	0.10
2016	976,901	9.57	9.89	9,379,703	2.76	0.25	1.45	4.13	5.44
2015	122,689	9.19	9.38	1,129,443	6.37	0.25	1.45	(5.36)	(4.09)
2014	1,935	9.71	9.78	18,913	1.00	0.25	1.45	(2.90)	(2.20)
Federated Fund for U.S. Government Securities II
2017	53,708	8.96	9.96	523,346	2.29	0.25	1.45	(2.61)	(1.29)
2016	51,768	9.20	10.09	512,268	0.98	0.25	1.45	(2.75)	(1.66)
2015	36,861	9.46	10.26	370,741	0.37	0.25	1.45	(3.86)	(2.66)
2014	3,763	9.84	10.54	38,843	-	0.25	1.45	0.00	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
Federated High Income Bond II
2017	27,837	10.33	14.40	362,718	5.59	0.25	1.45	1.87	3.15
2016	20,332	10.14	13.96	247,871	2.79	0.25	1.45	9.62	10.88
2015	6,673	9.25	12.59	67,400	3.77	0.25	1.45	(7.04)	(5.90)
2014	5,341	9.95	13.38	68,667	10.19	0.25	1.45	(2.07)	(0.82)
2013	25,727	10.16	13.49	342,767	5.36	0.25	1.45	1.60	3.29
Fidelity VIP Balanced
2017	92,139	12.17	13.78	1,213,928	1.17	0.25	1.45	11.14	12.40
2016	107,591	10.95	12.26	1,265,671	0.98	0.25	1.45	2.24	3.55
2015	152,628	10.71	11.84	1,740,642	0.80	0.25	1.45	(4.03)	(2.87)
2014	354,567	11.16	12.19	4,047,165	2.22	0.25	1.45	5.28	6.56
2013	50,149	10.60	11.44	567,485	1.66	0.25	1.45	6.00	15.44

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Contrafund
2017	117,219	13.45	15.92	1,699,795	0.78	0.25	1.45	16.25	17.66
2016	125,182	11.57	13.53	1,581,001	0.66	0.25	1.45	3.03	4.32
2015	104,155	11.23	12.97	1,279,381	1.02	0.25	1.45	(3.93)	(2.77)
2014	77,785	11.69	13.34	999,231	0.74	0.25	1.45	6.76	8.10
2013	72,912	10.95	12.34	887,917	1.23	0.25	1.45	9.50	26.69
Fidelity VIP Disciplined Small Cap
2017	7,149	12.43	15.97	102,473	0.58	0.25	1.45	2.14	3.37
2016	5,367	12.17	15.45	77,274	0.33	0.25	1.45	16.91	18.39
2015	11,566	10.41	13.05	129,986	0.60	0.25	1.45	(6.47)	(5.30)
2014	1,839	11.13	13.78	25,169	0.13	0.25	1.45	0.36	1.55
2013	482	11.09	13.57	6,511	0.37	0.25	1.45	10.90	33.56
Fidelity VIP Emerging Markets
2017	47,682	11.97	12.21	574,477	0.57	0.25	1.45	40.66	42.31
2016	24,295	8.51	8.58	206,832	0.11	0.25	1.45	(1.50)	(0.35)
2015	29,272	8.56	8.64	250,807	0.48	0.25	1.45	(14.29)	(13.21)
2014	7,507	9.88	10.08	74,642	0.06	0.25	1.45	(3.26)	(2.07)
2013	26,868	10.11	10.42	271,157	11.87	0.25	1.45	0.20	4.20
Fidelity VIP Growth & Income
2017	14,989	13.06	17.67	244,265	1.12	0.25	1.45	11.53	12.91
2016	13,810	11.71	15.65	203,460	1.54	0.25	1.45	10.68	12.11
2015	14,076	10.58	13.96	182,404	1.72	0.25	1.45	(6.78)	(5.68)
2014	18,825	11.35	14.80	264,117	2.41	0.25	1.45	5.48	6.71
2013	4,760	10.76	13.87	65,635	0.01	0.25	1.45	7.60	29.02
Fidelity VIP Growth Opportunities
2017	28,264	14.56	17.79	454,037	0.13	0.25	1.45	28.28	29.95
2016	24,823	11.35	13.69	322,373	0.05	0.25	1.45	(4.30)	(3.18)
2015	25,719	11.86	14.14	346,235	-	0.25	1.45	0.76	2.02
2014	35,126	11.77	13.86	466,776	0.01	0.25	1.45	7.10	8.37
2013	23,561	10.99	12.79	297,202	0.04	0.25	1.45	9.90	33.09

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP High Income
2017	132,400	10.07	10.64	1,340,264	4.57	0.25	1.45	2.23	3.50
2016	172,513	9.85	10.28	1,710,062	10.30	0.25	1.45	9.20	10.54
2015	4,724	9.02	9.30	43,207	0.52	0.25	1.45	(8.05)	(6.91)
2014	602,526	9.81	9.99	5,912,684	10.38	0.25	1.45	(3.54)	(2.35)
2013	70,199	10.17	10.23	716,808	10.73	0.25	1.45	1.70	2.30
Fidelity VIP Index 500
2017	345,794	14.07	15.99	5,085,446	1.63	0.25	1.45	16.18	17.57
2016	351,676	12.11	13.60	4,534,646	1.88	0.25	1.45	6.70	8.02
2015	141,890	11.35	12.59	1,718,947	5.02	0.25	1.45	(3.32)	(2.18)
2014	110,956	11.74	12.87	1,401,317	0.81	0.25	1.45	8.30	9.63
2013	296,721	10.84	11.74	3,434,158	2.81	0.25	1.45	8.40	27.75
Fidelity VIP Investment Grade Bond
2017	100,222	9.36	10.99	1,045,244	2.14	0.25	1.45	(0.53)	0.64
2016	110,885	9.41	10.92	1,183,783	2.09	0.25	1.45	(0.11)	1.20
2015	78,818	9.42	10.79	832,023	1.77	0.25	1.45	(5.14)	(4.09)
2014	65,398	9.93	11.25	722,990	2.43	0.25	1.45	0.91	2.27
2013	41,744	9.84	11.00	454,891	2.32	0.25	1.45	(5.41)	(1.60)
Fidelity VIP Mid Cap
2017	36,006	13.23	14.93	519,465	0.44	0.25	1.45	15.34	16.64
2016	60,660	11.47	12.80	767,059	0.35	0.25	1.45	7.00	8.38
2015	46,548	10.72	11.81	544,201	0.26	0.25	1.45	(5.88)	(4.83)
2014	43,460	11.39	12.41	535,207	0.02	0.25	1.45	1.42	2.65
2013	49,071	11.23	12.09	589,853	0.47	0.25	1.45	12.30	31.56
Fidelity VIP Overseas
2017	26,207	11.18	11.68	300,198	1.37	0.25	1.45	24.36	25.86
2016	12,932	8.99	9.28	118,252	1.51	0.25	1.45	(9.47)	(8.30)
2015	8,154	9.93	10.12	81,713	1.68	0.25	1.45	(1.19)	0.00
2014	5,379	10.04	10.12	54,024	1.91	0.25	1.45	(12.30)	(11.23)
2013	1,074	11.34	11.46	12,193	1.98	0.25	1.45	14.60	25.97

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Real Estate
2017	29,576	11.14	14.16	401,733	1.37	0.25	1.45	(0.80)	0.50
2016	42,190	11.23	14.09	572,472	1.23	0.25	1.45	0.90	2.10
2015	45,310	11.13	13.80	607,205	1.72	0.25	1.45	(1.07)	0.15
2014	44,261	11.25	13.78	598,085	2.21	0.25	1.45	24.17	25.62
2013	17,544	9.06	10.97	189,215	1.95	0.25	1.45	(9.40)	(1.61)
Fidelity VIP Strategic Income
2017	55,459	9.82	10.62	559,854	2.91	0.25	1.45	2.83	4.12
2016	58,487	9.55	10.20	574,115	5.46	0.25	1.45	3.35	4.62
2015	14,181	9.24	9.75	134,826	3.09	0.25	1.45	(6.19)	(5.16)
2014	10,341	9.85	10.28	104,750	3.53	0.25	1.45	(1.20)	0.10
2013	6,488	9.97	10.27	66,325	1.62	0.25	1.45	(3.41)	(0.30)
FormulaFolios US Equity Portfolio (b)
2017	18,651	10.43	10.70	198,710	-	0.25	1.45	6.43	7.75
2016	117,709	9.80	9.93	1,165,984	-	0.25	1.45	(1.31)	(0.20)
2015	-	9.93	9.95	-	-	0.25	1.45	(0.70)	(0.50)
Franklin Flex Cap Growth VIP Fund
2017	1,334	13.13	14.77	17,509	-	0.25	1.45	21.46	22.88
2016	1,295	10.81	12.02	13,994	-	0.25	1.45	(7.13)	(6.02)
2015	828	11.64	12.79	9,636	-	0.25	1.45	(0.17)	1.03
2014	5,782	11.66	12.66	71,915	-	0.25	1.45	1.48	2.76
2013	780	11.49	12.32	8,960	-	0.25	1.45	14.90	33.05
Franklin Growth and Income VIP Fund
2017	2,028	12.66	15.97	31,956	5.34	0.25	1.45	10.86	12.15
2016	2,333	11.42	14.24	31,857	1.33	0.25	1.45	6.73	8.04
2015	7,613	10.70	13.18	85,950	5.23	0.25	1.45	(5.23)	(4.08)
2014	1,854	11.29	13.74	25,278	2.36	0.25	1.45	4.34	5.61
2013	1,799	10.82	13.01	23,266	5.25	0.25	1.45	8.20	25.46

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Income VIP Fund
2017	186,974	10.57	12.15	2,068,496	4.48	0.25	1.45	4.86	6.11
2016	196,961	10.08	11.45	2,070,046	4.69	0.25	1.45	9.09	10.41
2015	101,815	9.24	10.37	1,007,252	3.74	0.25	1.45	(11.15)	(9.98)
2014	252,698	10.40	11.52	2,845,469	2.65	0.25	1.45	0.10	1.23
2013	76,884	10.39	11.38	852,724	4.08	0.25	1.45	3.90	10.27
Franklin Large Cap Growth VIP Fund
2017	281	13.41	16.37	4,533	-	0.25	1.45	22.58	24.02
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	2,102	11.53	13.58	28,348	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
Franklin Mutual Global Discovery VIP Fund
2017	36,224	11.11	13.41	437,955	1.80	0.25	1.45	3.93	5.18
2016	36,276	10.69	12.75	420,622	1.28	0.25	1.45	7.22	8.60
2015	58,151	9.97	11.74	625,410	3.10	0.25	1.45	(7.86)	(6.75)
2014	49,555	10.82	12.59	583,471	2.67	0.25	1.45	1.12	2.27
2013	16,547	10.70	12.31	199,275	2.36	0.25	1.45	7.00	23.59
Franklin Mutual Shares VIP Fund
2017	3,198	11.44	14.10	37,221	0.71	0.25	1.45	3.62	4.91
2016	16,015	11.04	13.44	193,898	0.46	0.25	1.45	10.95	12.37
2015	10,589	9.95	11.96	105,316	3.90	0.25	1.45	(9.05)	(8.00)
2014	6,647	10.94	13.00	78,777	3.47	0.25	1.45	2.43	3.67
2013	3,668	10.68	12.54	43,530	2.66	0.25	1.45	6.80	24.16
Franklin Rising Dividends VIP Fund
2017	103,231	13.19	17.30	1,520,684	1.43	0.25	1.45	15.30	16.66
2016	101,869	11.44	14.83	1,307,945	1.46	0.25	1.45	10.96	12.35
2015	76,426	10.31	13.20	862,781	1.46	0.25	1.45	(7.86)	(6.71)
2014	48,833	11.19	14.15	628,499	1.48	0.25	1.45	4.00	5.20
2013	68,266	10.76	13.45	912,921	1.82	0.25	1.45	7.60	25.58

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Small Cap Value VIP Fund
2017	42,656	12.58	15.59	615,577	0.27	0.25	1.45	5.80	7.15
2016	74,978	11.89	14.55	1,045,969	0.76	0.25	1.45	24.50	25.97
2015	8,331	9.55	11.55	95,378	0.75	0.25	1.45	(11.41)	(10.33)
2014	8,007	10.78	12.88	102,455	0.35	0.25	1.45	(3.75)	(2.65)
2013	3,883	11.20	13.23	51,187	0.02	0.25	1.45	12.00	31.90
Franklin Small-Mid Cap Growth VIP Fund
2017	28,589	12.39	27.38	376,207	-	0.25	1.45	16.12	17.51
2016	35,868	10.67	23.30	493,874	-	0.25	1.45	(0.37)	0.82
2015	25,031	10.71	23.11	301,056	-	0.25	1.45	(6.87)	(5.79)
2014	7,094	11.50	24.53	132,806	-	0.25	1.45	2.77	4.07
2013	7,463	11.19	23.57	174,703	-	0.25	1.45	11.90	33.77
Franklin Strategic Income VIP Fund
2017	65,230	9.29	10.32	638,867	6.24	0.25	1.45	-	1.28
2016	54,278	9.29	10.19	517,343	3.58	0.25	1.45	3.22	4.41
2015	62,186	9.00	9.76	572,035	7.11	0.25	1.45	(8.07)	(6.96)
2014	52,246	9.79	10.49	522,596	7.29	0.25	1.45	(2.59)	(1.32)
2013	13,357	10.05	10.63	141,143	3.66	0.25	1.45	(0.19)	0.50
Franklin U.S. Government Securities VIP Fund
2017	14,005	8.72	8.93	122,719	3.44	0.25	1.45	(3.11)	(1.87)
2016	28,739	9.00	9.10	258,483	0.70	0.25	1.45	(3.74)	(2.57)
2015	35,854	9.25	9.35	334,548	1.44	0.25	1.45	(3.91)	(2.71)
2014	20,845	9.53	9.73	200,024	-	0.25	1.45	(1.12)	0.00
2013	8,441	9.54	9.84	80,585	2.10	0.25	1.45	(5.64)	(1.60)
Goldman Sachs VIT Growth Opportunities
2017	7,460	12.46	15.47	113,870	-	0.25	1.45	21.44	22.88
2016	9,914	10.26	12.59	123,391	-	0.25	1.45	(3.02)	(1.87)
2015	3,878	10.58	12.83	49,260	-	0.25	1.45	(9.34)	(8.23)
2014	5,553	11.67	13.98	76,723	-	0.25	1.45	6.28	7.54
2013	3,579	10.98	13.00	46,302	-	0.25	1.45	9.80	27.95

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT High Quality Floating Rate
2017	11,443	8.38	8.99	101,206	1.39	0.25	1.45	(2.90)	(1.75)
2016	12,606	8.63	9.15	113,796	0.95	0.25	1.45	(3.47)	(2.24)
2015	21,110	8.94	9.36	194,561	0.58	0.25	1.45	(4.79)	(3.60)
2014	33,530	9.39	9.71	323,168	0.26	0.25	1.45	(4.38)	(3.29)
2013	28,993	9.82	10.04	289,562	0.40	0.25	1.45	(3.01)	(1.80)
Goldman Sachs VIT Large Cap Value
2017	-	11.81	14.62	-	-	0.25	1.45	4.79	6.02
2016	-	11.27	13.79	-	-	0.25	1.45	6.42	7.73
2015	11,032	10.59	12.80	139,919	1.40	0.25	1.45	(8.71)	(7.65)
2014	7,810	11.60	13.86	107,014	1.52	0.25	1.45	7.71	9.05
2013	1,527	10.77	12.71	19,305	0.67	0.25	1.45	7.70	28.64
Goldman Sachs VIT Mid Cap Value
2017	71,054	11.54	14.22	910,814	0.41	0.25	1.45	5.97	7.32
2016	99,431	10.89	13.25	1,202,903	1.36	0.25	1.45	8.36	9.69
2015	64,475	10.05	12.08	718,715	0.13	0.25	1.45	(13.51)	(12.46)
2014	48,242	11.62	13.80	649,863	1.29	0.25	1.45	8.40	9.70
2013	7,841	10.72	12.58	98,138	1.02	0.25	1.45	7.20	28.37
Goldman Sachs VIT Small Cap Equity Insights
2017	1,624	12.92	16.05	24,726	0.80	0.25	1.45	6.34	7.65
2016	-	12.15	14.91	-	-	0.25	1.45	17.62	19.09
2015	-	10.33	12.52	-	-	0.25	1.45	(6.68)	(5.65)
2014	-	11.07	13.27	-	-	0.25	1.45	2.03	3.27
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
Goldman Sachs VIT Strategic Growth
2017	8,358	14.65	18.66	150,625	0.28	0.25	1.45	24.68	26.17
2016	8,136	11.75	14.79	116,538	0.37	0.25	1.45	(2.73)	(1.53)
2015	9,044	12.08	15.02	132,300	0.10	0.25	1.45	(1.39)	(0.20)
2014	11,418	12.25	15.05	168,417	0.10	0.25	1.45	8.50	9.77
2013	8,017	11.29	13.71	107,469	0.29	0.25	1.45	12.90	27.77

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Strategic International Equity
2017	2,241	10.44	11.21	24,806	1.71	0.25	1.45	20.69	22.11
2016	2,202	8.65	9.18	19,991	1.76	0.25	1.45	(7.09)	(5.94)
2015	2,267	9.31	9.76	21,934	0.47	0.25	1.45	(3.62)	(2.50)
2014	11,753	9.66	10.01	116,726	2.75	0.25	1.45	(11.70)	(10.63)
2013	17,559	10.94	11.20	195,550	1.61	0.25	1.45	9.40	19.79
Guggenheim VIF All Cap Value
2017	28,842	12.96	25.89	373,912	1.15	0.25	1.45	9.74	11.12
2016	22,600	11.81	23.30	267,209	1.39	0.25	1.45	17.40	18.76
2015	27,054	10.06	19.62	272,362	1.24	0.25	1.45	(8.88)	(7.71)
2014	2,962	11.04	21.26	32,761	-	0.25	1.45	2.99	4.16
2013	-	10.72	20.41	-	-	0.25	1.45	7.20	28.93
Guggenheim VIF Floating Rate Strategies (b)
2017	49,625	9.75	10.20	499,761	2.99	0.25	1.45	(1.02)	0.10
2016	47,276	9.85	10.19	478,236	3.62	0.25	1.45	3.79	5.16
2015	62,522	9.49	9.69	602,199	7.45	0.25	1.45	(3.65)	(2.52)
2014	56,867	9.85	9.94	563,480	-	0.25	1.45	(2.09)	(0.90)
2013	61,886	10.02	10.06	620,052	-	0.25	1.45	0.20	0.60
Guggenheim VIF Global Managed Futures Strategy
2017	9,326	5.53	8.55	51,691	1.68	0.25	1.45	4.01	5.23
2016	14,654	5.26	8.22	109,864	5.49	0.25	1.45	(18.53)	(17.57)
2015	28,754	6.39	10.09	229,747	1.90	0.25	1.45	(5.79)	(4.70)
2014	30,596	6.72	10.71	290,363	-	0.25	1.45	7.21	8.61
2013	12,288	6.21	9.99	107,168	-	0.25	1.45	(0.80)	(0.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF High Yield
2017	65,061	10.46	11.72	739,231	5.36	0.25	1.45	1.65	2.81
2016	103,562	10.29	11.40	1,156,064	4.23	0.25	1.45	12.34	13.77
2015	42,336	9.16	10.02	412,502	11.39	0.25	1.45	(8.12)	(7.05)
2014	31,756	9.97	10.78	336,877	-	0.25	1.45	(1.97)	(0.74)
2013	66,380	10.17	10.86	718,096	-	0.25	1.45	1.70	3.92
Guggenheim VIF Large Cap Value
2017	2,731	13.09	24.16	59,839	0.62	0.25	1.45	10.74	12.11
2016	10,126	11.82	21.55	210,481	0.12	0.25	1.45	16.11	17.50
2015	1,894	10.18	18.34	26,865	1.62	0.25	1.45	(9.19)	(8.12)
2014	459	11.21	19.96	5,407	-	0.25	1.45	4.67	6.00
2013	-	10.71	18.83	-	-	0.25	1.45	7.10	27.75
Guggenheim VIF Long Short Equity
2017	5,457	9.64	10.51	53,418	0.14	0.25	1.45	9.82	11.17
2016	23,110	8.69	9.57	201,582	-	0.25	1.45	(3.72)	(2.64)
2015	44,626	8.93	9.94	400,536	-	0.25	1.45	(3.12)	(1.94)
2014	34,713	9.13	10.26	317,940	-	0.25	1.45	(1.72)	(0.54)
2013	16,992	9.20	10.44	156,321	-	0.25	1.45	4.40	13.78
Guggenheim VIF Managed Asset Allocation
2017	24,005	11.51	13.31	276,425	1.59	0.25	1.45	9.31	10.73
2016	25,874	10.53	12.02	272,350	1.19	0.25	1.45	3.34	4.61
2015	25,491	10.19	11.49	259,739	0.16	0.25	1.45	(4.23)	(3.12)
2014	300,015	10.64	11.86	3,192,841	-	0.25	1.45	2.01	3.31
2013	-	10.43	11.48	-	-	0.25	1.45	4.30	10.60
Guggenheim VIF Mid Cap Value
2017	11,879	12.15	27.50	221,923	1.01	0.25	1.45	8.77	10.09
2016	18,818	11.17	24.98	415,844	0.33	0.25	1.45	21.15	22.69
2015	2,104	9.22	20.36	37,475	0.62	0.25	1.45	(10.83)	(9.75)
2014	3,738	10.34	22.56	64,502	-	0.25	1.45	(3.45)	(2.34)
2013	992	10.71	23.10	22,673	-	0.25	1.45	7.10	29.05

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Multi-Hedge Strategies
2017	17,636	7.01	9.01	136,896	-	0.25	1.45	(0.88)	0.42
2016	31,567	7.00	9.09	264,848	0.10	0.25	1.45	(4.82)	(3.64)
2015	42,028	7.28	9.55	356,282	0.84	0.25	1.45	(2.55)	(1.46)
2014	13,065	7.40	9.80	104,990	-	0.25	1.45	0.10	1.35
2013	7,893	7.32	9.79	57,876	-	0.25	1.45	(2.10)	(1.59)
Guggenheim VIF Small Cap Value
2017	7,355	11.04	17.17	99,409	0.41	0.25	1.45	(0.81)	0.41
2016	4,142	11.13	17.10	56,189	0.24	0.25	1.45	20.98	22.58
2015	5,787	9.20	13.95	67,321	-	0.25	1.45	(10.68)	(9.65)
2014	13,842	10.30	15.44	164,237	0.01	0.25	1.45	(5.68)	(4.51)
2013	6,448	10.92	16.17	94,799	-	0.25	1.45	9.20	32.43
Guggenheim VIF StylePlus Large Core
2017	27,520	14.81	18.08	489,825	1.65	0.25	1.45	16.89	18.32
2016	11,764	12.67	15.28	178,757	0.38	0.25	1.45	8.38	9.69
2015	1,611	11.69	13.93	22,298	1.85	0.25	1.45	(2.91)	(1.76)
2014	1,013	12.04	14.18	14,296	-	0.25	1.45	10.46	11.83
2013	-	10.90	12.68	-	-	0.25	1.45	9.00	24.68
Guggenheim VIF StylePlus Large Growth
2017	4,248	16.02	17.51	73,410	1.55	0.25	1.45	24.48	25.88
2016	-	12.87	13.91	-	-	0.25	1.45	3.96	5.30
2015	4,793	12.38	13.21	59,452	0.53	0.25	1.45	0.90	2.09
2014	1,749	12.27	12.94	22,454	-	0.25	1.45	10.14	11.55
2013	7,165	11.14	11.60	83,065	-	0.25	1.45	11.40	24.20
Guggenheim VIF StylePlus Mid Growth
2017	2,965	14.16	30.97	56,327	0.53	0.25	1.45	19.29	20.65
2016	1,506	11.87	25.67	38,012	1.43	0.25	1.45	3.94	5.20
2015	-	11.42	24.40	-	0.46	0.25	1.45	(4.52)	(3.29)
2014	3,987	11.96	25.23	82,009	-	0.25	1.45	8.14	9.46
2013	2,473	11.06	23.05	56,437	-	0.25	1.45	10.60	26.30

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Small Growth
2017	2,106	13.96	18.25	36,282	1.00	0.25	1.45	17.11	18.43
2016	982	11.92	15.41	13,598	0.08	0.25	1.45	8.46	9.84
2015	17,921	10.99	14.03	203,286	0.23	0.25	1.45	(5.58)	(4.43)
2014	2,098	11.64	14.68	26,161	-	0.25	1.45	4.02	5.31
2013	-	11.19	13.94	-	-	0.25	1.45	11.90	36.80
Guggenheim VIF Total Return Bond
2017	173,473	10.47	10.77	1,835,883	3.56	0.25	1.45	2.15	3.26
2016	112,288	10.25	10.43	1,158,477	6.87	0.25	1.45	2.09	3.47
2015	206,659	10.02	10.08	2,072,024	0.49	0.25	1.45	(3.28)	(2.14)
2014	161,784	10.26	10.38	1,665,358	-	0.25	1.45	3.39	4.67
2013	-	9.82	10.04	-	-	0.25	1.45	(1.70)	0.40
Guggenheim VIF World Equity Income
2017	12,962	9.83	11.83	130,353	12.26	0.25	1.45	10.05	11.30
2016	15,000	8.85	10.75	136,612	3.09	0.25	1.45	5.60	6.86
2015	9,669	8.30	10.18	80,255	3.11	0.25	1.45	(5.04)	(3.87)
2014	8,613	8.65	10.72	74,514	-	0.25	1.45	0.47	1.74
2013	272,407	8.52	10.67	2,321,998	-	0.25	1.45	6.70	15.35
Invesco V.I. American Franchise
2017	-	14.56	16.38	-	-	0.25	1.45	21.43	22.97
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
Invesco V.I. American Value
2017	72,338	11.32	14.60	927,212	0.58	0.25	1.45	4.91	6.18
2016	73,301	10.79	13.75	889,226	0.12	0.25	1.45	10.21	11.52
2015	66,382	9.79	12.33	733,209	0.01	0.25	1.45	(13.36)	(12.24)
2014	48,249	11.30	14.05	639,681	0.34	0.25	1.45	4.73	5.96
2013	3,313	10.79	13.26	43,716	0.26	0.25	1.45	7.90	29.62

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Balanced-Risk Allocation (b)
2017	4,060	10.24	10.70	41,817	4.16	0.25	1.45	5.03	6.26
2016	3,402	9.75	10.07	33,154	0.24	0.25	1.45	6.67	7.93
2015	848	9.14	9.33	7,756	8.23	0.25	1.45	(8.60)	(7.44)
2014	-	10.00	10.08	-	-	0.25	1.45	-	0.80
Invesco V.I. Comstock
2017	-	12.69	16.75	-	-	0.25	1.45	12.50	13.79
2016	59	11.28	14.72	853	1.01	0.25	1.45	11.90	13.32
2015	88	10.08	12.99	1,129	0.19	0.25	1.45	(10.32)	(9.22)
2014	1,497	11.24	14.31	21,299	-	0.25	1.45	4.36	5.61
2013	3,648	10.77	13.55	49,184	2.40	0.25	1.45	7.70	31.30
Invesco V.I. Core Equity
2017	744	11.28	13.82	10,141	0.82	0.25	1.45	7.94	9.25
2016	722	10.45	12.65	9,023	0.51	0.25	1.45	5.24	6.57
2015	700	9.93	11.87	8,238	1.94	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
2013	-	10.71	12.50	-	-	0.25	1.45	7.10	24.88
Invesco V.I. Equity and Income
2017	53,108	11.76	14.26	640,448	1.66	0.25	1.45	5.95	7.22
2016	44,845	11.10	13.30	519,017	1.83	0.25	1.45	9.79	11.11
2015	62,241	10.11	11.97	673,219	2.76	0.25	1.45	(6.82)	(5.67)
2014	37,234	10.85	12.69	411,714	2.43	0.25	1.45	4.03	5.31
2013	9,967	10.43	12.05	111,572	1.80	0.25	1.45	4.30	20.86
Invesco V.I. Global Core Equity
2017	1,090	11.62	12.14	12,656	0.92	0.25	1.45	17.26	18.67
2016	1,058	9.91	10.23	10,474	0.65	0.25	1.45	1.85	3.13
2015	1,329	9.73	9.92	12,925	1.08	0.25	1.45	(5.90)	(4.80)
2014	1,290	10.34	10.42	13,335	-	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Global Health Care
2017	3,600	11.53	16.18	42,652	0.07	0.25	1.45	10.44	11.89
2016	4,207	10.44	14.46	44,962	-	0.25	1.45	(15.53)	(14.54)
2015	28,270	12.36	16.92	416,346	-	0.25	1.45	(1.59)	(0.41)
2014	24,349	12.56	16.99	403,890	-	0.25	1.45	14.18	15.58
2013	24,322	11.00	14.70	351,387	0.66	0.25	1.45	10.00	35.73
Invesco V.I. Global Real Estate
2017	29,627	10.29	12.31	359,607	3.19	0.25	1.45	7.86	9.13
2016	28,316	9.54	11.28	311,445	1.45	0.25	1.45	(2.65)	(1.40)
2015	27,640	9.80	11.44	308,593	3.23	0.25	1.45	(6.04)	(4.90)
2014	29,644	10.43	12.03	353,892	1.92	0.25	1.45	9.33	10.67
2013	7,341	9.54	10.87	79,489	2.82	0.25	1.45	(4.60)	(0.82)
Invesco V.I. Government Securities
2017	23,076	8.72	9.16	204,299	5.09	0.25	1.45	(2.68)	(1.51)
2016	43,088	8.96	9.30	392,705	6.52	0.25	1.45	(3.45)	(2.21)
2015	12,985	9.28	9.51	122,238	4.30	0.25	1.45	(4.33)	(3.16)
2014	33,910	9.70	9.82	330,382	2.84	0.25	1.45	(0.61)	0.51
2013	1,219	9.71	9.77	11,881	0.23	0.25	1.45	(6.18)	(2.40)
Invesco V.I. Growth and Income
2017	25,190	12.83	16.39	404,140	2.24	0.25	1.45	9.01	10.37
2016	4,725	11.77	14.85	66,629	0.82	0.25	1.45	14.27	15.56
2015	2,877	10.30	12.85	34,112	3.33	0.25	1.45	(7.54)	(6.41)
2014	1,433	11.14	13.73	19,514	1.63	0.25	1.45	5.19	6.52
2013	1,172	10.59	12.89	15,029	2.32	0.25	1.45	5.90	29.42
Invesco V.I. High Yield
2017	125,550	9.86	11.27	1,241,098	0.11	0.25	1.45	1.44	2.73
2016	207,014	9.72	10.97	2,038,118	1.21	0.25	1.45	6.00	7.34
2015	260,410	9.17	10.22	2,382,994	0.31	0.25	1.45	(7.56)	(6.50)
2014	10,309	9.92	10.93	111,781	141.17	0.25	1.45	(2.84)	(1.62)
2013	7,131	10.21	11.11	78,870	6.92	0.25	1.45	2.10	3.35

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. International Growth
2017	14,198	10.76	11.00	153,655	1.60	0.25	1.45	17.45	18.79
2016	16,191	9.08	9.34	148,385	0.87	0.25	1.45	(5.08)	(3.94)
2015	23,735	9.46	9.84	226,011	1.32	0.25	1.45	(6.82)	(5.68)
2014	18,021	10.06	10.56	183,145	1.43	0.25	1.45	(4.35)	(3.13)
2013	5,509	10.40	11.04	57,116	1.02	0.25	1.45	10.40	14.92
Invesco V.I. Managed Volatility
2017	10,177	11.51	14.48	144,345	1.10	0.25	1.45	5.50	6.78
2016	9,939	10.91	13.56	132,325	1.66	0.25	1.45	5.51	6.77
2015	8,873	10.34	12.70	110,822	1.02	0.25	1.45	(6.68)	(5.51)
2014	11,713	11.08	13.44	151,286	0.89	0.25	1.45	15.06	16.36
2013	2,048	9.63	11.55	23,510	4.02	0.25	1.45	(3.70)	7.04
Invesco V.I. Mid Cap Core Equity
2017	36,073	11.55	13.69	483,070	0.47	0.25	1.45	9.69	10.94
2016	12,080	10.53	12.34	146,050	-	0.25	1.45	8.22	9.59
2015	7,848	9.73	11.26	87,258	0.15	0.25	1.45	(8.47)	(7.40)
2014	3,052	10.63	12.16	36,490	-	0.25	1.45	(0.37)	0.91
2013	5,186	10.67	12.05	61,623	0.11	0.25	1.45	6.70	24.36
Invesco V.I. Mid Cap Growth
2017	10,760	12.46	13.82	140,100	-	0.25	1.45	16.78	18.22
2016	1,074	10.67	11.69	11,994	-	0.25	1.45	(3.79)	(2.58)
2015	1,042	11.09	12.00	12,030	-	0.25	1.45	(3.40)	(2.20)
2014	4,728	11.48	12.27	57,499	-	0.25	1.45	3.05	4.25
2013	554	11.14	11.77	6,481	4.20	0.25	1.45	11.40	32.25
Invesco V.I. S&P 500 Index
2017	60,177	13.88	17.43	1,018,438	2.30	0.25	1.45	15.76	17.14
2016	112,955	11.99	14.88	1,424,715	1.54	0.25	1.45	6.29	7.67
2015	436,050	11.28	13.82	5,206,143	0.57	0.25	1.45	(3.59)	(2.47)
2014	257,907	11.70	14.17	3,392,970	2.31	0.25	1.45	8.03	9.34
2013	5,253	10.83	12.96	67,745	3.19	0.25	1.45	8.30	27.43

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Small Cap Equity
2017	3,686	11.28	13.56	44,306	-	0.25	1.45	8.78	10.15
2016	4,996	10.37	12.31	52,880	-	0.25	1.45	6.91	8.27
2015	4,739	9.70	11.37	50,353	-	0.25	1.45	(9.85)	(8.82)
2014	1,817	10.76	12.47	22,484	-	0.25	1.45	(2.36)	(1.11)
2013	1,214	11.02	12.61	15,243	-	0.25	1.45	10.20	32.60
Ivy VIP Advantus Real Estate Securities (c)
2017	8,693	11.46	14.18	101,724	1.08	0.25	1.45	0.79	2.01
2016	11,857	11.37	13.90	136,877	1.24	0.25	1.45	(0.26)	0.94
2015	15,981	11.40	13.77	186,818	1.46	0.25	1.45	0.18	1.47
2014	5,640	11.38	13.57	67,718	1.46	0.25	1.45	24.51	26.00
2013	1,780	9.14	10.77	19,073	-	0.25	1.45	(8.60)	(2.09)
Ivy VIP Asset Strategy (c)
2017	18,138	9.46	10.58	176,935	1.49	0.25	1.45	13.16	14.50
2016	21,194	8.36	9.24	183,443	0.58	0.25	1.45	(6.90)	(5.71)
2015	17,510	8.98	9.80	161,441	0.38	0.25	1.45	(12.30)	(11.31)
2014	11,876	10.24	11.05	123,865	0.42	0.25	1.45	(9.38)	(8.30)
2013	6,632	11.30	12.05	79,453	-	0.25	1.45	13.00	21.11
Ivy VIP Balanced (c)
2017	5,060	10.93	13.18	65,751	1.58	0.25	1.45	6.53	7.77
2016	4,911	10.26	12.23	59,304	0.55	0.25	1.45	(2.38)	(1.21)
2015	19,901	10.51	12.38	227,127	0.54	0.25	1.45	(4.71)	(3.51)
2014	8,826	11.03	12.83	112,140	0.32	0.25	1.45	2.89	4.14
2013	6,334	10.72	12.32	77,617	0.80	0.25	1.45	7.20	19.73

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Core Equity (c)
2017	6,111	12.75	16.18	97,567	0.43	0.25	1.45	15.49	16.82
2016	5,930	11.04	13.85	81,162	0.40	0.25	1.45	(0.81)	0.44
2015	7,334	11.13	13.79	96,544	0.67	0.25	1.45	(5.03)	(3.84)
2014	1,751	11.72	14.34	21,439	-	0.25	1.45	4.92	6.14
2013	-	11.17	13.51	-	-	0.25	1.45	11.70	29.28
Ivy VIP Dividend Opportunities (c)
2017	2,291	12.13	13.90	31,426	1.24	0.25	1.45	10.57	11.92
2016	2,224	10.97	12.42	27,317	0.72	0.25	1.45	2.24	3.50
2015	5,148	10.73	12.00	61,204	1.55	0.25	1.45	(6.29)	(5.21)
2014	7,708	11.45	12.66	96,841	1.30	0.25	1.45	5.05	6.39
2013	5,466	10.90	11.90	64,719	2.39	0.25	1.45	9.00	25.40
Ivy VIP Energy (c)
2017	27,208	6.74	7.33	185,566	0.63	0.25	1.45	(16.51)	(15.47)
2016	16,910	7.98	8.78	139,059	0.14	0.25	1.45	28.74	30.32
2015	14,782	6.14	6.82	93,225	0.07	0.25	1.45	(25.55)	(24.67)
2014	9,154	8.17	9.16	75,511	-	0.25	1.45	(14.47)	(13.37)
2013	14,866	9.45	10.71	140,478	-	0.25	1.45	7.10	23.70
Ivy VIP Global Bond (c)
2017	13,504	9.14	9.45	125,864	2.61	0.25	1.45	(0.22)	0.96
2016	11,825	9.16	9.36	109,393	3.57	0.25	1.45	2.35	3.54
2015	11,528	8.95	9.04	103,147	3.96	0.25	1.45	(6.87)	(5.74)
2014	11,460	9.52	9.61	109,036	0.88	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Global Growth (c)
2017	121	11.65	12.67	1,505	0.07	0.25	1.45	19.12	20.55
2016	117	9.78	10.51	1,215	0.02	0.25	1.45	(7.30)	(6.16)
2015	2,484	10.55	11.20	27,716	0.85	0.25	1.45	(1.12)	0.09
2014	-	10.67	11.19	-	-	0.25	1.45	(3.44)	(2.27)
2013	-	11.05	11.45	-	-	0.25	1.45	10.50	15.42
Ivy VIP Growth (c)
2017	17,146	15.20	18.70	316,223	0.23	0.25	1.45	23.68	25.25
2016	18,928	12.29	14.93	276,795	0.02	0.25	1.45	(3.15)	(2.03)
2015	18,568	12.69	15.24	277,819	0.11	0.25	1.45	2.50	3.74
2014	14,455	12.38	14.69	210,721	0.11	0.25	1.45	6.91	8.25
2013	2,050	11.58	13.57	27,671	0.26	0.25	1.45	15.80	32.13
Ivy VIP High Income (c)
2017	53,642	10.16	12.51	596,955	29.24	0.25	1.45	2.01	3.22
2016	28,185	9.96	12.12	289,465	23.73	0.25	1.45	11.16	12.53
2015	52,899	8.96	10.77	515,550	14.62	0.25	1.45	(10.58)	(9.50)
2014	77,454	10.02	11.90	862,829	8.96	0.25	1.45	(2.53)	(1.41)
2013	168,160	10.28	12.07	2,013,607	7.36	0.25	1.45	2.80	7.00
Ivy VIP International Core Equity (c)
2017	57,214	11.55	11.74	662,582	1.33	0.25	1.45	17.75	19.25
2016	50,739	9.71	9.97	494,067	1.47	0.25	1.45	(3.30)	(2.19)
2015	63,560	9.94	10.31	631,974	1.06	0.25	1.45	(5.33)	(4.11)
2014	48,214	10.39	10.89	501,010	1.61	0.25	1.45	(2.94)	(1.78)
2013	18,110	10.60	11.22	192,064	2.18	0.25	1.45	12.20	21.00

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Limited-Term Bond (c)
2017	-	8.67	8.96	-	-	0.25	1.45	(3.02)	(1.86)
2016	-	8.94	9.13	-	2.14	0.25	1.45	(2.51)	(1.30)
2015	28,280	9.16	9.25	259,509	3.25	0.25	1.45	(3.47)	(2.32)
2014	7,918	9.40	9.50	74,818	0.60	0.25	1.45	(3.46)	(2.27)
2013	8,531	9.64	9.84	82,537	-	0.25	1.45	(3.89)	(1.60)
Ivy VIP Mid Cap Growth (c)
2017	8,344	12.52	14.76	119,575	-	0.25	1.45	21.32	22.80
2016	6,241	10.32	12.02	72,676	-	0.25	1.45	1.47	2.74
2015	7,992	10.17	11.70	91,317	-	0.25	1.45	(9.84)	(8.81)
2014	5,989	11.28	12.83	74,670	-	0.25	1.45	3.11	4.48
2013	9,195	10.94	12.28	112,063	-	0.25	1.45	9.40	25.69
Ivy VIP Natural Resources (b)(c)
2017	-	6.78	7.09	-	-	0.25	1.45	(1.60)	(0.42)
2016	-	6.89	7.12	-	1.49	0.25	1.45	18.38	19.87
2015	2,398	5.82	5.94	14,192	0.21	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy VIP Science and Technology (c)
2017	13,425	13.46	18.25	193,358	-	0.25	1.45	26.38	27.89
2016	16,441	10.65	14.27	184,484	-	0.25	1.45	(2.92)	(1.72)
2015	14,860	10.97	14.52	186,998	-	0.25	1.45	(7.11)	(5.96)
2014	11,052	11.81	15.44	145,335	-	0.25	1.45	(1.58)	(0.39)
2013	13,155	12.00	15.50	195,506	-	0.25	1.45	20.00	51.37

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Small Cap Core (c)
2017	19,382	13.26	15.49	289,803	-	0.25	1.45	8.78	10.09
2016	40,804	12.19	14.07	532,008	0.17	0.25	1.45	23.26	24.73
2015	11,989	9.89	11.28	133,989	0.09	0.25	1.45	(9.76)	(8.59)
2014	8,965	10.96	12.34	109,845	0.01	0.25	1.45	2.43	3.61
2013	309	10.70	11.91	3,656	20.15	0.25	1.45	7.00	29.32
Ivy VIP Small Cap Growth (c)
2017	13,959	12.56	12.88	176,767	-	0.25	1.45	17.71	19.15
2016	6,933	10.67	10.81	74,079	-	0.25	1.45	(1.57)	(0.37)
2015	13,017	10.75	10.85	140,675	-	0.25	1.45	(2.52)	(1.36)
2014	4,642	10.92	11.12	50,881	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
Ivy VIP Value (c)
2017	15,927	12.07	14.98	235,371	1.39	0.25	1.45	7.58	8.95
2016	15,667	11.22	13.75	213,024	1.15	0.25	1.45	6.25	7.59
2015	15,415	10.56	12.78	195,215	0.53	0.25	1.45	(8.09)	(6.99)
2014	24,143	11.49	13.74	329,944	0.63	0.25	1.45	6.09	7.34
2013	-	10.83	12.80	-	2.09	0.25	1.45	8.30	31.01
Janus Henderson VIT Enterprise (c)
2017	41,634	15.09	18.91	674,576	0.15	0.25	1.45	21.50	23.03
2016	41,251	12.42	15.37	549,000	0.03	0.25	1.45	7.25	8.55
2015	22,307	11.58	14.16	292,631	0.62	0.25	1.45	(0.77)	0.43
2014	15,986	11.67	14.10	210,648	0.03	0.25	1.45	7.36	8.63
2013	9,116	10.87	12.98	114,810	0.39	0.25	1.45	8.70	27.88

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson VIT Forty (c)
2017	1,267	15.21	19.09	19,319	-	0.25	1.45	24.37	25.84
2016	9,046	12.23	15.17	133,045	-	0.25	1.45	(2.47)	(1.30)
2015	6,176	12.54	15.37	79,022	-	0.25	1.45	7.00	8.32
2014	10,535	11.72	14.19	148,336	0.01	0.25	1.45	3.72	5.03
2013	507	11.30	13.51	6,819	5.94	0.25	1.45	13.00	26.74
Janus Henderson VIT Mid Cap Value (c)
2017	5,559	12.39	14.32	72,018	0.19	0.25	1.45	8.68	9.98
2016	30,539	11.40	13.02	385,458	0.90	0.25	1.45	13.55	14.92
2015	27,713	10.04	11.33	310,988	1.12	0.25	1.45	(7.89)	(6.75)
2014	23,849	10.90	12.15	287,658	1.27	0.25	1.45	3.71	5.01
2013	23,145	10.51	11.57	266,471	0.79	0.25	1.45	5.10	21.79
Janus Henderson VIT Overseas (c)
2017	11,113	6.76	8.99	95,359	1.70	0.25	1.45	25.03	26.62
2016	9,879	5.35	7.19	67,356	3.74	0.25	1.45	(10.79)	(9.68)
2015	13,663	5.94	8.06	97,259	0.91	0.25	1.45	(12.77)	(11.78)
2014	2,253	6.74	9.24	16,867	3.33	0.25	1.45	(15.92)	(14.91)
2013	739	7.93	10.99	5,864	0.04	0.25	1.45	9.90	10.68
Janus Henderson VIT Research (c)
2017	1,147	13.96	17.06	19,337	0.25	0.25	1.45	22.03	23.44
2016	1,113	11.44	13.82	15,230	0.42	0.25	1.45	(4.11)	(2.95)
2015	2,286	11.93	14.24	29,643	1.95	0.25	1.45	0.51	1.71
2014	1,048	11.87	14.00	14,567	0.22	0.25	1.45	7.81	9.20
2013	1,017	11.01	12.82	12,980	0.01	0.25	1.45	10.10	25.81

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

JPMorgan Insurance Trust Core Bond Portfolio
2017	4,588	9.11	9.27	42,091	3.78	0.25	1.45	(1.19)	0.00
2016	412	9.20	9.27	3,787	0.25	0.25	1.45	(2.64)	(1.38)
2015	8,115	9.35	9.47	76,806	-	0.25	1.45	(3.56)	(2.39)
2014	-	9.59	9.82	-	-	0.25	1.45	0.20	1.37
2013	-	9.48	9.80	-	-	0.25	1.45	(5.11)	(2.00)
JPMorgan Insurance Trust Small Cap Core Portfolio
2017	8,997	13.20	17.51	149,062	0.10	0.25	1.45	10.00	11.25
2016	7,889	12.00	15.74	118,113	0.15	0.25	1.45	14.61	16.08
2015	6,870	10.47	13.56	83,769	-	0.25	1.45	(9.66)	(8.63)
2014	3,538	11.59	14.84	51,078	-	0.25	1.45	4.60	5.85
2013	1,476	11.08	14.02	19,703	0.14	0.25	1.45	10.80	37.45
JPMorgan Insurance Trust US Equity Portfolio
2017	12,493	14.24	18.14	206,179	0.79	0.25	1.45	16.72	18.10
2016	7,832	12.20	15.36	119,362	0.69	0.25	1.45	5.81	7.19
2015	7,647	11.53	14.33	108,976	0.94	0.25	1.45	(3.76)	(2.65)
2014	6,998	11.98	14.72	102,620	-	0.25	1.45	8.61	10.01
2013	-	11.03	13.38	-	-	0.25	1.45	10.30	31.56
Lord Abbett Series Bond-Debenture VC
2017	63,932	10.75	12.35	734,080	3.67	0.25	1.45	4.47	5.74
2016	75,768	10.29	11.68	802,620	1.18	0.25	1.45	7.30	8.55
2015	537,879	9.59	10.76	5,188,378	1.27	0.25	1.45	(5.89)	(4.69)
2014	909,487	10.19	11.29	9,277,978	9.01	0.25	1.45	(0.20)	0.98
2013	5,460	10.21	11.18	60,721	4.56	0.25	1.45	2.10	4.68
Lord Abbett Series Calibrated Dividend Growth VC
2017	25,308	13.41	16.31	347,173	2.69	0.25	1.45	13.93	15.27
2016	5,244	11.77	14.15	65,193	2.94	0.25	1.45	10.10	11.42
2015	612	10.69	12.70	6,540	3.73	0.25	1.45	(6.39)	(5.22)
2014	-	11.42	13.40	-	-	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Classic Stock VC
2017	1,243	12.89	15.19	18,605	1.56	0.25	1.45	11.70	13.10
2016	-	11.54	13.43	-	-	0.25	1.45	7.55	8.83
2015	-	10.73	12.34	-	-	0.25	1.45	(5.21)	(4.12)
2014	-	11.32	12.87	-	-	0.25	1.45	4.33	5.67
2013	-	10.85	12.18	-	-	0.25	1.45	8.50	25.70
Lord Abbett Series Developing Growth VC
2017	9,244	11.56	14.93	134,594	-	0.25	1.45	24.30	25.78
2016	13,510	9.30	11.87	158,097	-	0.25	1.45	(6.91)	(5.72)
2015	14,982	9.99	12.59	171,562	-	0.25	1.45	(12.21)	(11.15)
2014	13,558	11.38	14.17	175,232	-	0.25	1.45	(0.78)	0.43
2013	17,891	11.47	14.11	247,186	-	0.25	1.45	14.70	51.72
Lord Abbett Series Growth and Income VC
2017	-	12.59	15.07	-	-	0.25	1.45	8.44	9.76
2016	-	11.61	13.73	-	-	0.25	1.45	12.07	13.38
2015	625	10.36	12.11	7,494	1.23	0.25	1.45	(7.09)	(5.98)
2014	607	11.15	12.88	7,752	0.71	0.25	1.45	2.95	4.21
2013	590	10.83	12.36	7,253	0.60	0.25	1.45	8.30	31.49
Lord Abbett Series Growth Opportunities VC
2017	-	12.61	14.11	-	-	0.25	1.45	17.52	18.97
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)
2015	388	11.08	12.11	4,578	-	0.25	1.45	(1.77)	(0.49)
2014	757	11.28	12.17	9,069	-	0.25	1.45	1.44	2.61
2013	-	11.12	11.86	-	-	0.25	1.45	11.20	32.81
Lord Abbett Series Mid Cap Stock VC
2017	4,201	11.92	14.10	55,355	0.73	0.25	1.45	2.23	3.37
2016	2,423	11.66	13.64	30,918	0.58	0.25	1.45	11.26	12.73
2015	1,623	10.48	12.10	19,455	0.59	0.25	1.45	(7.99)	(6.92)
2014	1,645	11.39	13.00	21,119	0.85	0.25	1.45	6.65	7.97
2013	-	10.68	12.04	-	-	0.25	1.45	6.80	26.21

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Total Return VC
2017	15,859	9.45	10.42	162,153	1.06	0.25	1.45	(0.63)	0.58
2016	54,438	9.51	10.36	556,835	3.93	0.25	1.45	(0.31)	0.88
2015	18,496	9.54	10.27	187,440	3.46	0.25	1.45	(4.98)	(3.84)
2014	23,205	10.04	10.68	245,881	2.71	0.25	1.45	1.41	2.69
2013	9,278	9.90	10.40	95,943	1.35	0.25	1.45	(4.44)	(1.00)
MFS VIT Emerging Markets Equity
2017	13,916	9.76	10.35	141,769	0.97	0.25	1.45	31.68	33.24
2016	11,863	7.34	7.86	91,304	0.34	0.25	1.45	4.24	5.56
2015	11,708	6.97	7.54	84,254	0.45	0.25	1.45	(16.87)	(15.85)
2014	12,083	8.30	9.07	100,418	0.41	0.25	1.45	(10.99)	(9.95)
2013	6,510	9.24	10.19	60,052	2.03	0.25	1.45	(8.61)	1.90
MFS VIT Global Tactical Allocation (b)
2017	950	9.87	10.32	9,375	3.17	0.25	1.45	5.67	7.05
2016	1,020	9.34	9.64	9,518	-	0.25	1.45	1.41	2.55
2015	1,094	9.21	9.40	10,069	11.48	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)
MFS VIT High Yield
2017	1,250	10.08	10.68	13,202	0.81	0.25	1.45	1.72	2.99
2016	18,301	9.91	10.37	188,334	0.66	0.25	1.45	8.66	9.97
2015	345,916	9.12	9.43	3,155,686	3.62	0.25	1.45	(8.62)	(7.46)
2014	850	9.98	10.19	8,635	-	0.25	1.45	(1.96)	(0.78)
2013	-	10.18	10.27	-	-	0.25	1.45	1.80	2.70
MFS VIT II Research International
2017	12,424	10.33	10.86	132,982	1.78	0.25	1.45	22.39	23.83
2016	10,314	8.44	8.77	89,381	1.21	0.25	1.45	(5.27)	(4.05)
2015	12,101	8.91	9.14	109,514	4.65	0.25	1.45	(6.51)	(5.38)
2014	5,391	9.53	9.66	51,685	1.57	0.25	1.45	(11.10)	(10.06)
2013	3,333	10.68	10.74	35,602	0.35	0.25	1.45	7.20	14.87

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT International Value (b)
2017	78,146	11.74	12.28	942,712	1.30	0.25	1.45	21.28	22.80
2016	71,396	9.68	10.00	707,631	1.40	0.25	1.45	(0.72)	0.50
2015	35,826	9.75	9.95	353,938	2.50	0.25	1.45	1.67	2.90
2014	12,006	9.59	9.67	115,340	2.29	0.25	1.45	(4.10)	(3.30)
MFS VIT New Discovery
2017	16,758	11.65	13.74	222,355	-	0.25	1.45	20.85	22.35
2016	17,581	9.64	11.23	191,679	-	0.25	1.45	3.99	5.25
2015	4,395	9.27	10.67	43,406	-	0.25	1.45	(6.36)	(5.24)
2014	11,868	9.90	11.26	132,663	-	0.25	1.45	(11.53)	(10.42)
2013	8,569	11.19	12.57	107,160	-	0.25	1.45	11.90	36.63
MFS VIT Research
2017	4,767	13.33	17.27	81,227	1.14	0.25	1.45	17.76	19.10
2016	4,626	11.32	14.50	66,298	0.52	0.25	1.45	3.76	5.00
2015	4,489	10.91	13.81	61,297	0.97	0.25	1.45	(3.88)	(2.68)
2014	3,528	11.35	14.19	49,697	0.75	0.25	1.45	5.09	6.45
2013	3,424	10.80	13.33	45,412	0.79	0.25	1.45	8.00	27.80
MFS VIT Total Return
2017	12,608	11.45	13.55	157,986	2.61	0.25	1.45	7.11	8.40
2016	17,915	10.69	12.50	206,904	3.13	0.25	1.45	4.09	5.40
2015	13,293	10.27	11.86	151,185	3.88	0.25	1.45	(4.91)	(3.81)
2014	4,237	10.80	12.33	49,692	3.88	0.25	1.45	3.55	4.76
2013	22,434	10.43	11.77	262,480	3.24	0.25	1.45	4.30	14.94
MFS VIT Total Return Bond
2017	13,081	9.41	10.16	127,272	3.08	0.25	1.45	(0.42)	0.89
2016	13,462	9.45	10.07	130,934	3.98	0.25	1.45	(0.53)	0.70
2015	22,526	9.50	10.00	222,791	3.00	0.25	1.45	(4.90)	(3.85)
2014	24,849	9.99	10.40	255,919	2.60	0.25	1.45	1.01	2.26
2013	15,379	9.89	10.17	155,481	0.80	0.25	1.45	(4.62)	(1.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Utilities
2017	34,017	10.61	13.19	388,877	4.58	0.25	1.45	9.49	10.84
2016	38,274	9.69	11.90	402,987	5.43	0.25	1.45	6.37	7.69
2015	38,249	9.11	11.05	372,365	4.09	0.25	1.45	(18.44)	(17.48)
2014	46,379	11.17	13.39	570,613	1.80	0.25	1.45	7.51	8.86
2013	15,327	10.39	12.30	183,449	1.71	0.25	1.45	3.90	16.37
Morgan Stanley VIF Emerging Markets Debt (c)
2017	20,921	9.47	10.12	198,217	5.90	0.25	1.45	4.76	6.10
2016	8,063	8.95	9.66	72,608	7.80	0.25	1.45	5.81	7.13
2015	34,382	8.37	9.13	287,946	10.06	0.25	1.45	(5.49)	(4.43)
2014	2,639	8.77	9.66	23,172	217.57	0.25	1.45	(1.63)	(0.34)
2013	526	8.82	9.82	4,644	8.23	0.25	1.45	(11.89)	(1.80)
Morgan Stanley VIF Emerging Markets Equity (c)
2017	33,232	10.31	10.41	344,201	0.79	0.25	1.45	29.23	30.61
2016	28,130	7.90	8.04	225,342	0.48	0.25	1.45	1.90	3.24
2015	27,803	7.67	7.89	217,149	1.40	0.25	1.45	(14.61)	(13.55)
2014	908	8.89	9.24	8,340	2.73	0.25	1.45	(8.70)	(7.56)
2013	-	9.64	10.12	-	-	0.25	1.45	(4.46)	1.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2017	36,774	11.92	13.75	480,550	2.03	0.25	1.45	14.51	16.03
2016	5,385	10.41	11.85	56,039	1.34	0.25	1.45	6.44	7.63
2015	4,527	9.78	11.01	44,293	1.23	0.25	1.45	(7.12)	(5.98)
2014	4,393	10.53	11.71	46,255	1.94	0.25	1.45	(0.09)	1.12
2013	-	10.54	11.58	-	-	0.25	1.45	5.40	14.43

(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Balanced ETF Asset Allocation Portfolio
2017	74,553	10.83	12.04	817,925	1.77	0.25	1.45	8.41	9.75
2016	62,452	9.99	10.97	632,481	1.53	0.25	1.45	3.74	4.98
2015	76,836	9.63	10.45	746,908	1.84	0.25	1.45	(6.50)	(5.34)
2014	42,102	10.30	11.04	437,881	1.97	0.25	1.45	0.00	1.19
2013	7,140	10.30	10.91	74,683	2.68	0.25	1.45	3.00	8.23
Morningstar Conservative ETF Asset Allocation Portfolio
2017	32,832	9.40	9.85	312,209	1.79	0.25	1.45	1.51	2.82
2016	31,937	9.26	9.58	297,971	0.75	0.25	1.45	0.11	1.27
2015	97,416	9.25	9.46	902,993	1.98	0.25	1.45	(5.52)	(4.35)
2014	21,513	9.79	9.89	211,401	2.05	0.25	1.45	(1.71)	(0.60)
2013	-	9.93	9.96	-	-	0.25	1.45	(0.90)	(0.40)
Morningstar Growth ETF Asset Allocation Portfolio
2017	37,083	11.49	13.13	432,859	1.27	0.25	1.45	12.10	13.48
2016	42,574	10.25	11.57	448,974	1.49	0.25	1.45	4.91	6.24
2015	40,241	9.77	10.89	403,935	1.38	0.25	1.45	(6.77)	(5.63)
2014	34,666	10.48	11.54	370,785	1.68	0.25	1.45	0.10	1.23
2013	7,180	10.47	11.40	76,490	2.23	0.25	1.45	4.70	12.76
Morningstar Income and Growth ETF Asset Allocation Portfolio
2017	9,999	10.08	10.89	103,357	1.80	0.25	1.45	5.11	6.45
2016	9,945	9.59	10.23	97,326	1.70	0.25	1.45	1.80	3.02
2015	9,906	9.42	9.93	94,891	1.77	0.25	1.45	(5.99)	(4.89)
2014	7,000	10.02	10.44	71,356	0.49	0.25	1.45	(1.28)	-
2013	24,906	10.15	10.44	259,391	2.84	0.25	1.45	1.50	3.88
Neuberger Berman AMT Guardian
2017	4,290	13.17	15.35	56,520	0.31	0.25	1.45	19.95	21.44
2016	4,979	10.98	12.64	54,682	0.54	0.25	1.45	3.98	5.25
2015	4,832	10.56	12.01	51,029	0.81	0.25	1.45	(9.12)	(8.04)
2014	5,780	11.62	13.06	68,496	0.15	0.25	1.45	4.31	5.58
2013	1,074	11.14	12.37	13,102	0.83	0.25	1.45	11.40	34.31

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Socially Responsive
2017	2,593	13.01	15.58	34,551	0.41	0.25	1.45	12.93	14.31
2016	1,780	11.52	13.63	20,492	0.44	0.25	1.45	4.92	6.15
2015	1,919	10.98	12.84	22,242	0.21	0.25	1.45	(4.94)	(3.82)
2014	331	11.55	13.35	4,384	0.12	0.25	1.45	5.29	6.63
2013	346	10.97	12.52	4,305	0.56	0.25	1.45	9.70	33.05
Oppenheimer Global Fund/VA
2017	63,483	13.20	15.25	863,946	0.80	0.25	1.45	30.31	32.03
2016	33,995	10.13	11.55	348,869	0.64	0.25	1.45	(4.52)	(3.43)
2015	27,280	10.61	11.96	294,464	2.11	0.25	1.45	(0.84)	0.42
2014	7,161	10.70	11.91	83,680	1.21	0.25	1.45	(2.37)	(1.24)
2013	4,198	10.96	12.06	50,360	0.62	0.25	1.45	9.60	22.94
Oppenheimer Global Strategic Income Fund/VA
2017	4,379	9.35	9.97	42,496	2.23	0.25	1.45	1.41	2.57
2016	5,406	9.22	9.72	51,099	4.17	0.25	1.45	1.65	2.86
2015	5,373	9.07	9.45	49,647	5.06	0.25	1.45	(6.78)	(5.59)
2014	4,556	9.73	10.01	45,250	0.07	0.25	1.45	(2.01)	(0.79)
2013	320,769	9.93	10.09	3,217,311	0.10	0.25	1.45	(3.74)	(0.70)
Oppenheimer International Growth Fund/VA
2017	93,427	10.82	12.75	1,161,154	0.87	0.25	1.45	20.89	22.36
2016	62,179	8.95	10.42	621,979	0.87	0.25	1.45	(6.96)	(5.79)
2015	55,400	9.62	11.06	596,911	0.91	0.25	1.45	(1.33)	(0.18)
2014	59,816	9.75	11.08	644,702	1.68	0.25	1.45	(11.20)	(10.14)
2013	15,455	10.98	12.33	183,329	0.20	0.25	1.45	9.80	21.72
Oppenheimer Main Street Small Cap Fund/VA
2017	50,253	12.94	16.03	756,860	0.58	0.25	1.45	8.92	10.32
2016	27,307	11.88	14.53	380,332	0.25	0.25	1.45	12.50	13.87
2015	34,674	10.56	12.76	427,472	0.94	0.25	1.45	(10.20)	(9.12)
2014	17,395	11.76	14.04	234,553	0.57	0.25	1.45	6.81	8.08
2013	15,417	11.01	12.99	197,508	0.26	0.25	1.45	10.10	36.16

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT All Asset
2017	24,922	9.79	10.60	249,960	4.46	0.25	1.45	8.42	9.73
2016	27,206	9.03	9.66	252,678	2.87	0.25	1.45	8.01	9.28
2015	17,470	8.36	8.84	151,598	3.29	0.25	1.45	(13.19)	(12.13)
2014	18,798	9.63	10.06	187,508	4.09	0.25	1.45	(3.89)	(2.71)
2013	23,315	10.02	10.34	239,853	5.38	0.25	1.45	(3.29)	0.20
PIMCO VIT CommodityRealReturn Strategy
2017	6,604	4.33	5.64	28,493	10.24	0.25	1.45	(2.42)	(1.13)
2016	5,233	4.39	5.78	22,895	0.91	0.25	1.45	9.89	11.28
2015	8,358	3.96	5.26	33,011	4.21	0.25	1.45	(29.01)	(28.11)
2014	5,353	5.51	7.41	29,406	0.20	0.25	1.45	(22.16)	(21.28)
2013	4,331	7.01	9.52	30,229	0.43	0.25	1.45	(17.63)	(4.80)
PIMCO VIT Emerging Markets Bond
2017	65,979	10.15	11.33	697,016	4.90	0.25	1.45	4.96	6.29
2016	56,755	9.67	10.66	583,936	10.55	0.25	1.45	8.29	9.56
2015	39,574	8.93	9.73	378,713	5.65	0.25	1.45	(6.69)	(5.44)
2014	34,101	9.57	10.29	345,868	7.06	0.25	1.45	(2.94)	(1.91)
2013	28,491	9.86	10.49	297,092	4.41	0.25	1.45	(10.16)	(1.40)
PIMCO VIT Foreign Bond (Unhedged)
2017	7,760	8.85	8.97	68,728	1.97	0.25	1.45	5.86	7.17
2016	4,026	8.27	8.37	33,342	1.86	0.25	1.45	(1.65)	(0.36)
2015	3,070	8.32	8.50	25,570	1.39	0.25	1.45	(11.18)	(10.16)
2014	2,096	9.28	9.57	19,471	3.08	0.25	1.45	(4.11)	(2.91)
2013	3,172	9.58	9.98	30,380	3.93	0.25	1.45	(9.71)	(0.20)
PIMCO VIT Global Bond (Unhedged)
2017	8,485	9.02	11.93	99,372	2.87	0.25	1.45	3.80	5.11
2016	1,237	8.69	11.35	13,816	4.64	0.25	1.45	(0.57)	0.53
2015	963	8.74	11.29	10,716	1.90	0.25	1.45	(8.39)	(7.15)
2014	2,034	9.54	12.16	24,593	3.04	0.25	1.45	(2.25)	(1.14)
2013	4,642	9.76	12.30	56,623	0.74	0.25	1.45	(11.68)	(2.40)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT High Yield
2017	29,613	10.29	17.88	440,466	6.17	0.25	1.45	1.88	3.05
2016	191,468	10.10	17.35	2,095,843	11.14	0.25	1.45	7.45	8.78
2015	20,045	9.40	15.95	257,019	67.15	0.25	1.45	(6.09)	(4.89)
2014	6,438	10.01	16.77	106,657	20.67	0.25	1.45	(1.28)	(0.06)
2013	32,903	10.14	16.78	546,999	4.62	0.25	1.45	1.40	2.19
PIMCO VIT Low Duration Advisor Class
2017	235,105	8.58	8.77	2,029,143	1.16	0.25	1.45	(3.16)	(2.01)
2016	86,070	8.85	8.95	762,359	1.69	0.25	1.45	(3.17)	(1.86)
2015	137,845	9.04	9.15	1,251,062	3.87	0.25	1.45	(4.09)	(3.08)
2014	77,077	9.34	9.54	721,304	1.12	0.25	1.45	(3.73)	(2.49)
2013	46,057	9.59	9.91	442,981	1.40	0.25	1.45	(3.62)	(0.90)
PIMCO VIT Low Duration Administrative Class (e)
2017	3,136	9.70	9.92	30,391	1.34	0.25	0.45	(2.12)	(1.88)
2016	3,070	9.91	10.11	30,383	1.49	0.25	0.45	(1.98)	(1.84)
2015	3,017	10.11	10.30	30,478	3.12	0.25	0.45	(3.16)	(2.83)
2014	4,886	10.44	10.60	51,273	1.18	0.25	1.45	(2.52)	(2.39)
2013	6,566	10.71	10.86	70,576	1.45	0.25	1.45	(3.51)	(3.38)
PIMCO VIT Real Return Administrative Class (e)
2017	3,404	10.96	11.20	37,281	0.36	0.25	0.45	0.18	0.36
2016	-	10.94	11.16	-	-	0.25	0.45	1.58	1.82
2015	-	10.77	10.96	-	0.18	0.25	0.45	(5.94)	(5.84)
2014	1,816	11.45	11.64	21,084	1.45	0.25	1.45	(0.43)	(0.17)
2013	1,769	11.50	11.66	20,586	1.31	0.25	1.45	(12.35)	(12.13)

(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return Advisor Class
2017	80,582	8.76	9.41	746,952	2.40	0.25	1.45	(0.90)	0.32
2016	61,588	8.84	9.38	570,559	1.99	0.25	1.45	0.45	1.74
2015	64,986	8.80	9.22	592,731	4.32	0.25	1.45	(6.98)	(5.92)
2014	57,706	9.46	9.80	560,760	1.48	0.25	1.45	(1.56)	(0.41)
2013	46,555	9.61	9.84	455,444	1.51	0.25	1.45	(12.37)	(3.90)
PIMCO VIT Short-Term
2017	137,470	8.75	9.08	1,235,245	1.65	0.25	1.45	(2.13)	(0.98)
2016	146,987	8.94	9.17	1,336,186	0.57	0.25	1.45	(2.30)	(0.97)
2015	228,613	9.15	9.26	2,098,031	0.38	0.25	1.45	(3.38)	(2.22)
2014	69,696	9.43	9.47	657,175	0.41	0.25	1.45	(3.76)	(2.67)
2013	28,252	9.71	9.84	274,202	0.49	0.25	1.45	(2.90)	(1.60)
PIMCO VIT Total Return Advisor Class
2017	138,852	9.27	9.92	1,358,457	1.93	0.25	1.45	0.22	1.54
2016	136,084	9.25	9.77	1,301,592	2.93	0.25	1.45	(1.80)	(0.71)
2015	281,521	9.42	9.84	2,684,227	5.86	0.25	1.45	(4.07)	(2.86)
2014	154,449	9.82	10.13	1,544,256	2.79	0.25	1.45	(0.41)	0.80
2013	80,291	9.86	10.05	801,512	2.67	0.25	1.45	(5.40)	(1.40)
Pioneer Bond VCT
2017	55,391	9.48	9.76	535,425	2.58	0.25	1.45	(0.84)	0.31
2016	47,761	9.56	9.73	460,935	2.66	0.25	1.45	(0.62)	0.52
2015	41,440	9.62	9.68	398,406	2.96	0.25	1.45	(4.28)	(3.10)
2014	16,159	9.95	10.05	161,207	3.35	0.25	1.45	1.11	2.46
2013	1,883	9.73	9.94	18,573	1.76	0.25	1.45	(2.60)	(0.60)
Pioneer Equity Income VCT
2017	11,900	13.80	17.26	194,518	1.29	0.25	1.45	10.14	11.50
2016	14,017	12.53	15.48	210,777	1.56	0.25	1.45	14.32	15.70
2015	3,710	10.96	13.38	49,373	1.87	0.25	1.45	(4.11)	(2.97)
2014	3,604	11.43	13.79	49,536	2.68	0.25	1.45	7.83	9.18
2013	3,501	10.60	12.63	44,171	3.91	0.25	1.45	6.00	24.68

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer High Yield VCT
2017	10,653	9.97	11.10	116,837	10.12	0.25	1.45	2.36	3.54
2016	1,441	9.74	10.72	13,978	-	0.25	1.45	8.83	10.17
2015	2,041	8.95	9.73	18,755	5.15	0.25	1.45	(8.39)	(7.33)
2014	31,939	9.77	10.50	313,157	24.92	0.25	1.45	(4.68)	(3.49)
2013	15,085	10.25	10.88	163,730	2.35	0.25	1.45	2.50	8.26
Pioneer Real Estate Shares VCT
2017	1,551	11.32	13.02	18,472	2.44	0.25	1.45	0.00	(1.22)
2016	1,138	11.46	13.02	13,911	0.80	0.25	1.45	1.24	2.44
2015	6,568	11.32	12.71	74,342	0.41	0.25	1.45	0.00	1.19
2014	-	11.32	12.56	-	-	0.25	1.45	24.81	26.36
2013	-	9.07	9.94	-	-	0.25	1.45	(9.30)	(1.68)
Pioneer Strategic Income VCT
2017	13,638	9.52	9.85	131,690	3.34	0.25	1.45	0.11	1.34
2016	13,740	9.51	9.72	131,626	3.24	0.25	1.45	2.70	3.96
2015	15,508	9.26	9.35	143,934	4.12	0.25	1.45	(5.80)	(4.69)
2014	3,516	9.77	9.83	34,360	3.50	0.25	1.45	(0.91)	0.41
2013	3,312	9.75	9.92	32,300	3.42	0.25	1.45	(2.50)	(0.80)
Power Income VIT
2017	41,709	8.58	9.14	374,008	1.01	0.25	1.45	(2.28)	(1.08)
2016	29,660	8.78	9.24	267,720	-	0.25	1.45	(0.23)	0.98
2015	29,433	8.80	9.15	264,900	1.00	0.25	1.45	(6.68)	(5.67)
2014	194,320	9.43	9.70	1,841,330	3.35	0.25	1.45	(5.42)	(4.24)
2013	195,226	9.97	10.13	1,968,988	0.37	0.25	1.45	(0.30)	1.30

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Probabilities Fund (b)
2017	341,426	9.68	10.44	3,405,872	-	0.25	1.45	10.38	11.66
2016	396,385	8.77	9.35	3,560,029	-	0.25	1.45	(2.34)	(1.16)
2015	937,136	8.98	9.46	8,531,843	-	0.25	1.45	(9.75)	(8.60)
2014	1,147,959	9.95	10.35	11,566,075	-	0.25	1.45	0.20	1.37
2013	1,289,893	9.93	10.21	13,000,446	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500
2017	90,014	9.22	9.88	849,152	-	0.25	1.45	2.22	3.56
2016	123,858	9.02	9.54	1,142,500	3.24	0.25	1.45	(3.63)	(2.55)
2015	163,819	9.36	9.79	1,569,486	0.03	0.25	1.45	(4.88)	(3.74)
2014	24,282	9.84	10.17	239,055	-	0.25	1.45	(0.71)	0.49
2013	47,825	9.91	10.12	478,688	-	0.25	1.45	(0.90)	0.80
Putnam VT Capital Opportunities
2017	1,664	11.28	14.29	18,770	0.94	0.25	1.45	3.20	4.46
2016	-	10.93	13.68	-	-	0.25	1.45	10.52	11.86
2015	-	9.89	12.23	-	-	0.25	1.45	(11.70)	(10.60)
2014	-	11.20	13.68	-	-	0.25	1.45	2.47	3.64
2013	-	10.93	13.20	-	-	0.25	1.45	9.30	29.79
Putnam VT Diversified Income
2017	15,223	9.45	10.14	151,681	5.38	0.25	1.45	2.49	3.68
2016	15,957	9.22	9.78	153,790	6.73	0.25	1.45	0.88	2.09
2015	16,959	9.14	9.58	159,929	7.24	0.25	1.45	(6.64)	(5.52)
2014	14,865	9.79	10.14	148,684	4.85	0.25	1.45	(4.02)	(2.87)
2013	4,976	10.20	10.44	51,817	-	0.25	1.45	2.00	4.40

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Equity Income
2017	47,216	13.21	16.89	739,179	1.60	0.25	1.45	13.59	14.98
2016	46,820	11.63	14.69	651,004	1.63	0.25	1.45	8.69	10.04
2015	60,224	10.70	13.35	745,296	1.39	0.25	1.45	(7.28)	(6.12)
2014	50,920	11.54	14.22	660,264	1.27	0.25	1.45	7.75	9.05
2013	4,618	10.71	13.04	51,049	0.60	0.25	1.45	7.10	28.22
Putnam VT Global Asset Allocation
2017	994	11.97	13.87	11,873	2.64	0.25	1.45	10.32	11.58
2016	7,324	10.85	12.43	79,437	1.01	0.25	1.45	2.07	3.33
2015	10,288	10.63	12.03	109,332	0.90	0.25	1.45	(4.23)	(3.06)
2014	909	11.10	12.41	10,085	-	0.25	1.45	4.72	5.98
2013	-	10.60	11.71	-	-	0.25	1.45	6.00	15.60
Putnam VT Growth Opportunities
2017	-	15.28	18.96	-	-	0.25	1.45	25.25	26.74
2016	-	12.20	14.96	-	-	0.25	1.45	1.84	3.10
2015	5,080	11.98	14.51	73,283	0.21	0.25	1.45	(3.39)	(2.22)
2014	11,222	12.40	14.84	165,814	0.02	0.25	1.45	8.96	10.25
2013	-	11.38	13.46	-	-	0.25	1.45	13.80	31.83
Putnam VT High Yield
2017	128,095	10.17	10.89	1,346,514	0.17	0.25	1.45	2.31	3.52
2016	4,826	9.94	10.52	50,186	1.74	0.25	1.45	10.44	11.91
2015	15,456	9.00	9.40	144,369	36.33	0.25	1.45	(9.46)	(8.38)
2014	12,546	9.94	10.26	128,134	11.46	0.25	1.45	(2.83)	(1.72)
2013	828,702	10.23	10.44	8,631,767	-	0.25	1.45	2.30	4.40
Putnam VT Income
2017	2,469	9.50	9.77	23,886	3.55	0.25	1.45	1.06	2.20
2016	1,688	9.40	9.56	16,007	8.08	0.25	1.45	(2.49)	(1.24)
2015	19,327	9.63	9.68	186,431	6.00	0.25	1.45	(5.77)	(4.63)
2014	182,881	10.11	10.23	1,856,953	0.72	0.25	1.45	1.79	3.05
2013	11,538	9.83	10.05	113,431	-	0.25	1.45	(1.60)	0.50

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Investors
2017	7,561	14.14	17.93	134,206	1.13	0.25	1.45	17.54	18.90
2016	8,747	12.03	15.08	126,762	1.23	0.25	1.45	7.12	8.49
2015	8,513	11.23	13.90	114,137	1.18	0.25	1.45	(6.42)	(5.31)
2014	11,488	12.00	14.68	158,644	-	0.25	1.45	8.89	10.29
2013	-	11.02	13.31	-	-	0.25	1.45	10.20	30.75
Rational Dynamic Momentum VA (a)
2017	1,014,386	10.26	10.30	10,440,592	-	0.25	1.45	2.60	3.00
Redwood Managed Volatility (b)
2017	707,585	10.78	11.06	7,635,448	6.15	0.25	1.45	2.76	4.05
2016	1,184,775	10.49	10.63	12,427,718	1.93	0.25	1.45	7.15	8.47
2015	-	9.79	9.80	-	-	0.25	1.45	(2.10)	(2.00)
Rydex VIF Banking
2017	51,526	5.67	12.66	352,505	0.28	0.25	1.45	7.65	8.82
2016	41,042	5.22	11.76	371,114	0.31	0.25	1.45	21.61	23.38
2015	18,932	4.25	9.67	90,753	0.25	0.25	1.45	(8.95)	(7.89)
2014	37,033	4.62	10.62	170,896	1.56	0.25	1.45	(1.12)	0.00
2013	37,405	4.62	10.74	172,789	1.56	0.25	1.45	7.40	25.07
Rydex VIF Basic Materials
2017	86,375	11.73	12.00	1,014,192	0.40	0.25	1.45	16.14	17.53
2016	81,605	10.00	10.21	823,952	-	0.25	1.45	25.15	26.67
2015	7,029	7.91	8.07	55,678	-	0.25	1.45	(20.96)	(19.96)
2014	20,296	9.91	10.21	201,252	4.42	0.25	1.45	(6.07)	(4.91)
2013	25,574	10.44	10.87	271,499	0.42	0.25	1.45	(2.25)	8.70

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Biotechnology
2017	21,059	13.55	27.84	346,843	-	0.25	1.45	23.86	25.29
2016	18,905	10.94	22.22	238,699	-	0.25	1.45	(23.17)	(22.25)
2015	20,085	14.24	28.58	352,721	-	0.25	1.45	3.71	5.03
2014	8,514	13.73	27.21	160,505	-	0.25	1.45	26.89	28.47
2013	6,595	10.82	21.18	137,952	-	0.25	1.45	8.20	49.26
Rydex VIF Commodities Strategy
2017	173,456	2.69	4.04	466,615	-	0.25	1.45	(0.25)	1.10
2016	280,397	2.67	4.05	748,792	-	0.25	1.45	5.74	6.80
2015	16,746	2.50	3.83	43,027	-	0.25	1.45	(36.69)	(35.77)
2014	7,952	3.91	6.05	33,094	-	0.25	1.45	(36.91)	(36.17)
2013	3,879	6.13	9.59	23,767	-	0.25	1.45	(6.55)	(4.10)
Rydex VIF Consumer Products
2017	27,563	12.12	18.44	346,801	0.57	0.25	1.45	6.60	7.90
2016	45,183	11.37	17.09	525,160	1.23	0.25	1.45	0.89	2.09
2015	17,505	11.27	16.74	275,675	0.56	0.25	1.45	1.53	2.83
2014	58,057	11.10	16.28	777,206	2.39	0.25	1.45	7.77	9.04
2013	15,633	10.30	14.93	230,422	1.66	0.25	1.45	3.00	24.11
Rydex VIF Dow 2x Strategy
2017	38,449	21.95	23.49	851,513	0.03	0.25	1.45	51.59	53.43
2016	24,270	14.48	15.31	353,860	-	0.25	1.45	25.04	26.53
2015	7,632	11.58	12.10	90,445	-	0.25	1.45	(8.39)	(7.28)
2014	14,472	12.64	13.05	185,013	-	0.25	1.45	11.76	13.08
2013	6,782	11.31	11.54	73,844	-	0.25	1.45	13.10	57.44
Rydex VIF Electronics
2017	2,502	14.17	18.59	38,226	-	0.25	1.45	25.35	26.80
2016	8,954	11.19	14.83	124,132	-	0.25	1.45	18.93	20.34
2015	3,095	9.32	12.47	32,512	-	0.25	1.45	(2.35)	(1.15)
2014	5,762	9.45	12.77	54,722	-	0.25	1.45	18.35	19.85
2013	4,821	7.90	10.79	38,201	0.24	0.25	1.45	7.90	30.67

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Energy
2017	31,156	6.25	7.27	198,456	0.33	0.25	1.45	(10.46)	(9.24)
2016	56,264	6.98	8.01	400,117	2.15	0.25	1.45	25.77	27.14
2015	16,812	5.55	6.30	99,253	0.64	0.25	1.45	(33.29)	(32.40)
2014	14,652	8.32	9.32	130,506	0.12	0.25	1.45	(22.17)	(21.28)
2013	11,974	10.69	11.84	139,881	0.27	0.25	1.45	6.90	19.60
Rydex VIF Energy Services
2017	33,119	4.19	4.85	138,807	-	0.25	1.45	(22.12)	(21.14)
2016	63,059	5.38	6.15	341,236	1.47	0.25	1.45	17.72	19.19
2015	6,276	4.57	5.16	30,169	0.44	0.25	1.45	(34.62)	(33.93)
2014	7,771	6.99	7.81	56,498	-	0.25	1.45	(32.46)	(31.55)
2013	1,907	10.35	11.41	21,478	-	0.25	1.45	3.50	19.85
Rydex VIF Europe 1.25x Strategy
2017	30,924	5.32	9.50	167,566	0.50	0.25	1.45	23.06	24.49
2016	586	4.28	7.72	2,511	0.30	0.25	1.45	(9.71)	(8.58)
2015	1,048	4.70	8.55	4,934	0.27	0.25	1.45	(11.31)	(10.15)
2014	315	5.24	9.64	1,651	0.20	0.25	1.45	(16.25)	(15.29)
2013	6,529	6.20	11.51	58,827	0.12	0.25	1.45	15.10	19.85
Rydex VIF Financial Services
2017	42,509	7.51	12.58	359,990	0.22	0.25	1.45	10.54	11.95
2016	64,083	6.73	11.38	616,941	0.62	0.25	1.45	10.81	12.09
2015	43,987	6.01	10.27	272,865	1.87	0.25	1.45	(8.22)	(7.13)
2014	36,736	6.48	11.19	242,497	1.85	0.25	1.45	7.70	9.11
2013	13,643	5.96	10.39	81,721	0.76	0.25	1.45	3.90	23.52
Rydex VIF Government Long Bond 1.2x Strategy
2017	277	10.78	14.09	3,406	2.85	0.25	1.45	4.86	6.10
2016	6,283	10.28	13.28	79,765	5.01	0.25	1.45	(4.73)	(3.56)
2015	36,720	10.79	13.77	428,879	1.36	0.25	1.45	(9.25)	(8.14)
2014	6,382	11.89	14.99	92,687	2.17	0.25	1.45	28.82	30.35
2013	11,229	9.23	11.50	105,785	1.02	0.25	1.45	(21.03)	(7.70)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Health Care
2017	25,262	13.29	18.15	360,375	-	0.25	1.45	17.51	18.94
2016	19,143	11.31	15.26	233,405	-	0.25	1.45	(13.66)	(12.60)
2015	47,065	13.10	17.46	716,594	-	0.25	1.45	(0.08)	1.22
2014	110,405	13.11	17.25	1,733,618	-	0.25	1.45	19.29	20.63
2013	10,993	10.99	14.30	155,102	0.16	0.25	1.45	9.90	37.24
Rydex VIF High Yield Strategy (b)
2017	186,793	10.76	11.03	2,011,574	0.54	0.25	1.45	2.28	3.37
2016	8,143	10.52	10.67	86,634	6.33	0.25	1.45	6.69	8.11
2015	185,563	9.86	9.87	1,828,612	-	0.25	1.45	(1.40)	(1.30)
Rydex VIF Internet
2017	8,060	15.61	20.15	145,489	-	0.25	1.45	28.16	29.67
2016	2,069	12.18	15.54	31,500	-	0.25	1.45	(0.08)	1.11
2015	10,415	12.19	15.37	141,153	-	0.25	1.45	3.57	4.91
2014	3,232	11.77	14.65	43,903	-	0.25	1.45	(2.49)	(1.28)
2013	1,422	12.07	14.84	20,923	-	0.25	1.45	20.70	46.35
Rydex VIF Inverse Dow 2x Strategy
2017	2,371	0.38	2.10	4,980	-	0.25	1.45	(41.67)	(40.91)
2016	56,761	0.65	3.60	204,163	-	0.25	1.45	(32.84)	(31.58)
2015	-	0.95	5.36	(198)	-	0.25	1.45	(11.99)	(11.01)
2014	4,463	1.07	6.09	27,177	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
Rydex VIF Inverse Government Long Bond Strategy
2017	41,866	2.32	5.60	96,760	-	0.25	1.45	(12.77)	(11.90)
2016	50,528	2.64	6.42	132,863	-	0.25	1.45	(7.23)	(5.94)
2015	46,471	2.81	6.92	130,180	-	0.25	1.45	(5.46)	(4.35)
2014	36,605	2.94	7.32	107,805	-	0.25	1.45	(28.24)	(27.43)
2013	13,709	4.06	10.20	55,700	-	0.25	1.45	2.00	11.65

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Mid-Cap Strategy
2017	1,203	1.49	4.48	1,801	-	0.25	1.45	(17.34)	(16.29)
2016	41,956	1.78	5.42	74,658	-	0.25	1.45	(22.68)	(21.55)
2015	11,992	2.28	7.01	27,280	-	0.25	1.45	(5.40)	(4.13)
2014	-	2.38	7.41	-	-	0.25	1.45	(15.41)	(14.49)
2013	-	2.79	8.76	-	-	0.25	1.45	(30.08)	(12.40)
Rydex VIF Inverse NASDAQ-100 Strategy
2017	34,456	1.11	3.33	104,973	-	0.25	1.45	(27.92)	(26.92)
2016	45,464	1.53	4.62	201,012	-	0.25	1.45	(13.32)	(12.36)
2015	19,335	1.75	5.33	35,717	-	0.25	1.45	(16.72)	(15.64)
2014	2,138	2.08	6.40	4,451	-	0.25	1.45	(22.24)	(21.21)
2013	-	2.64	8.23	2	-	0.25	1.45	(31.61)	(17.70)
Rydex VIF Inverse Russell 2000 Strategy
2017	1,227	1.45	4.51	1,779	-	0.25	1.45	(17.25)	(15.91)
2016	66,816	1.73	5.45	115,629	-	0.25	1.45	(23.78)	(23.11)
2015	-	2.25	7.15	-	-	0.25	1.45	(4.28)	(2.97)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	11,307	2.64	8.57	96,835	-	0.25	1.45	(33.25)	(14.30)
Rydex VIF Inverse S&P 500 Strategy
2017	16,022	1.92	4.33	69,234	-	0.25	1.45	(20.99)	(20.00)
2016	36,617	2.40	5.48	186,373	-	0.25	1.45	(15.95)	(14.93)
2015	332,237	2.83	6.52	2,128,017	-	0.25	1.45	(8.56)	(7.40)
2014	2,861	3.06	7.13	20,394	-	0.25	1.45	(18.23)	(17.29)
2013	-	3.70	8.72	-	-	0.25	1.45	(29.12)	(12.80)
Rydex VIF Japan 2x Strategy
2017	810	12.16	13.54	9,855	-	0.25	1.45	43.74	45.38
2016	106	8.38	9.42	301	-	0.25	1.45	4.09	5.43
2015	103	7.97	9.05	822	-	0.25	1.45	7.10	8.42
2014	3,363	7.37	8.45	24,786	-	0.25	1.45	(19.14)	(18.16)
2013	7,616	9.01	10.45	68,657	-	0.25	1.45	4.50	51.07

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Leisure
2017	3,948	13.29	15.14	52,447	0.37	0.25	1.45	14.87	16.28
2016	-	11.57	13.02	2	0.04	0.25	1.45	4.80	6.11
2015	9,694	11.04	12.27	116,487	0.39	0.25	1.45	(4.08)	(2.93)
2014	4,484	11.51	12.64	55,530	0.15	0.25	1.45	2.86	4.03
2013	7,945	11.19	12.15	95,241	0.96	0.25	1.45	11.90	37.91
Rydex VIF Mid-Cap 1.5x Strategy
2017	39,466	15.74	19.33	676,188	-	0.25	1.45	17.11	18.52
2016	62,906	13.44	16.31	891,805	-	0.25	1.45	23.99	25.46
2015	48,070	10.84	13.00	570,193	-	0.25	1.45	(9.59)	(8.52)
2014	105,212	11.99	14.21	1,452,022	-	0.25	1.45	7.05	8.39
2013	6,168	11.20	13.11	79,717	-	0.25	1.45	12.00	45.34
Rydex VIF NASDAQ-100
2017	68,082	16.84	23.34	1,321,364	-	0.25	1.45	25.39	26.92
2016	149,061	13.43	18.39	2,216,517	-	0.25	1.45	1.36	2.62
2015	163,354	13.25	17.92	2,336,160	-	0.25	1.45	3.52	4.73
2014	102,631	12.80	17.11	1,447,984	-	0.25	1.45	12.38	13.69
2013	21,133	11.39	15.05	301,731	-	0.25	1.45	13.90	30.42
Rydex VIF NASDAQ-100 2x Strategy
2017	45,151	32.24	46.68	1,675,760	-	0.25	1.45	62.09	64.08
2016	39,632	19.89	28.45	980,315	-	0.25	1.45	4.85	6.12
2015	60,438	18.97	26.81	1,392,387	-	0.25	1.45	9.59	10.92
2014	17,922	17.31	24.17	396,672	-	0.25	1.45	30.64	32.29
2013	10,660	13.25	18.27	193,659	-	0.25	1.45	32.50	74.50
Rydex VIF Nova
2017	6,593	16.38	17.02	111,204	0.10	0.25	1.45	26.07	27.59
2016	9,432	12.86	13.50	126,443	-	0.25	1.45	10.66	12.04
2015	24,210	11.51	12.20	284,652	-	0.25	1.45	(5.06)	(3.94)
2014	14,671	12.00	12.85	180,649	0.10	0.25	1.45	13.42	14.78
2013	5,342	10.47	11.33	56,010	-	0.25	1.45	13.30	44.29

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Precious Metals
2017	57,623	4.37	7.98	418,784	6.13	0.25	1.45	2.44	3.71
2016	136,117	4.23	7.79	753,170	-	0.25	1.45	58.33	60.23
2015	28,951	2.64	4.92	119,090	12.86	0.25	1.45	(33.42)	(32.75)
2014	24,417	3.93	7.39	99,235	0.14	0.25	1.45	(20.96)	(19.84)
2013	20,250	4.92	9.35	99,910	0.39	0.25	1.45	(47.99)	(6.50)
Rydex VIF Real Estate
2017	19,876	8.62	10.78	175,456	20.63	0.25	1.45	1.99	3.28
2016	10,609	8.37	10.57	99,713	1.94	0.25	1.45	5.38	6.62
2015	176,546	7.86	10.03	1,423,006	2.07	0.25	1.45	(6.78)	(5.66)
2014	291,246	8.35	10.76	2,538,047	1.69	0.25	1.45	15.70	17.13
2013	211,411	7.14	9.30	1,509,471	0.08	0.25	1.45	(7.00)	0.56
Rydex VIF Retailing
2017	7,149	10.82	14.43	78,695	-	0.25	1.45	7.88	9.24
2016	3,287	10.03	13.21	34,422	-	0.25	1.45	(4.02)	(2.94)
2015	4,634	10.45	13.61	56,693	-	0.25	1.45	(5.69)	(4.49)
2014	31,952	11.08	14.25	356,855	-	0.25	1.45	3.94	5.24
2013	6,995	10.66	13.54	75,882	-	0.25	1.45	6.60	31.46
Rydex VIF Russell 2000 1.5x Strategy
2017	9,651	14.19	14.50	137,185	-	0.25	1.45	14.84	16.19
2016	21,297	12.24	12.48	263,617	-	0.25	1.45	24.75	26.19
2015	1,598	9.71	9.94	15,627	-	0.25	1.45	(13.04)	(11.93)
2014	4,442	11.06	11.43	49,221	-	0.25	1.45	(0.26)	0.90
2013	9,323	10.97	11.46	103,209	-	0.25	1.45	14.60	53.52
Rydex VIF Russell 2000 2x Strategy
2017	12,677	12.34	16.15	183,847	-	0.25	1.45	20.79	22.29
2016	25,016	10.12	13.37	319,778	-	0.25	1.45	32.11	33.68
2015	6,344	7.58	10.12	50,946	-	0.25	1.45	(16.98)	(16.00)
2014	6,467	9.04	12.19	58,457	-	0.25	1.45	0.58	1.88
2013	821	8.89	12.12	7,304	-	0.25	1.45	21.20	79.68

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 2x Strategy
2017	133,059	17.70	21.00	2,449,943	-	0.25	1.45	37.25	38.94
2016	97,804	12.77	15.30	1,274,829	-	0.25	1.45	15.12	16.46
2015	67,887	10.98	13.29	780,239	-	0.25	1.45	(5.94)	(4.77)
2014	285,193	11.55	14.13	3,397,032	-	0.25	1.45	19.24	20.66
2013	1,558	9.59	11.85	14,921	-	0.25	1.45	18.50	63.26
Rydex VIF S&P 500 Pure Growth
2017	188,513	13.58	18.42	2,671,079	-	0.25	1.45	18.91	20.47
2016	125,270	11.42	15.29	1,526,476	-	0.25	1.45	(1.89)	(0.71)
2015	146,068	11.64	15.40	1,816,464	-	0.25	1.45	(3.32)	(2.16)
2014	121,196	12.04	15.74	1,626,936	-	0.25	1.45	7.50	8.85
2013	32,227	11.20	14.46	458,426	-	0.25	1.45	12.00	36.80
Rydex VIF S&P 500 Pure Value
2017	56,387	13.00	14.58	760,157	0.64	0.25	1.45	10.83	12.15
2016	18,281	11.73	13.00	230,397	0.53	0.25	1.45	12.25	13.64
2015	9,474	10.45	11.44	103,112	0.70	0.25	1.45	(13.35)	(12.27)
2014	20,099	12.06	13.04	249,340	1.94	0.25	1.45	6.16	7.41
2013	8,722	11.36	12.14	104,527	-	0.25	1.45	13.60	40.67
Rydex VIF S&P MidCap 400 Pure Growth
2017	15,859	11.41	18.41	237,650	-	0.25	1.45	13.53	14.92
2016	14,746	10.05	16.02	218,859	-	0.25	1.45	(1.76)	(0.56)
2015	34,203	10.23	16.11	460,190	-	0.25	1.45	(3.13)	(1.95)
2014	14,249	10.56	16.43	218,486	-	0.25	1.45	(5.80)	(4.70)
2013	7,411	11.21	17.24	105,185	-	0.25	1.45	12.10	29.82
Rydex VIF S&P MidCap 400 Pure Value
2017	9,534	12.46	13.97	128,419	-	0.25	1.45	8.16	9.48
2016	49,908	11.52	12.76	586,979	0.42	0.25	1.45	23.34	24.73
2015	13,132	9.34	10.23	131,931	0.18	0.25	1.45	(15.70)	(14.68)
2014	9,965	11.08	11.99	116,761	0.16	0.25	1.45	2.03	3.36
2013	2,043	10.86	11.60	23,374	0.05	0.25	1.45	8.60	31.37

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P SmallCap 600 Pure Growth
2017	28,796	13.05	17.09	389,524	-	0.25	1.45	11.06	12.36
2016	35,934	11.75	15.21	438,570	-	0.25	1.45	13.53	14.88
2015	35,396	10.35	13.24	407,302	-	0.25	1.45	(4.78)	(3.57)
2014	7,863	10.87	13.73	100,604	-	0.25	1.45	(4.31)	(3.17)
2013	14,394	11.36	14.18	201,304	-	0.25	1.45	13.60	36.74
Rydex VIF S&P SmallCap 600 Pure Value
2017	26,763	10.69	11.40	286,756	-	0.25	1.45	(4.64)	(3.47)
2016	34,790	11.21	11.81	390,567	-	0.25	1.45	25.96	27.54
2015	6,463	8.90	9.26	58,660	-	0.25	1.45	(17.29)	(16.35)
2014	4,602	10.76	11.07	49,947	-	0.25	1.45	(3.15)	(1.95)
2013	7,814	11.11	11.29	87,580	1.53	0.25	1.45	11.10	38.36
Rydex VIF Strengthening Dollar 2x Strategy
2017	-	5.34	9.18	-	-	0.25	1.45	(21.27)	(20.18)
2016	4,495	6.71	11.66	30,155	-	0.25	1.45	2.37	3.48
2015	1,176	6.49	11.39	7,636	-	0.25	1.45	8.37	9.80
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	9,475	4.99	8.94	47,770	-	0.25	1.45	(10.60)	(6.12)
Rydex VIF Technology
2017	25,460	15.73	16.15	401,942	-	0.25	1.45	26.85	28.38
2016	5,821	12.33	12.58	72,215	-	0.25	1.45	6.16	7.52
2015	41,254	11.49	11.70	474,558	-	0.25	1.45	(3.31)	(2.17)
2014	42,283	11.77	12.08	506,525	-	0.25	1.45	5.50	6.79
2013	10,719	11.04	11.45	120,932	-	0.25	1.45	14.50	30.99
Rydex VIF Telecommunications
2017	3,312	7.42	10.57	34,905	1.32	0.25	1.45	1.15	2.43
2016	4,514	7.25	10.45	45,235	1.49	0.25	1.45	12.37	13.67
2015	6,870	6.40	9.30	52,890	0.97	0.25	1.45	(10.83)	(9.71)
2014	18,785	7.10	10.43	143,541	2.80	0.25	1.45	(1.88)	(0.69)
2013	9,095	7.16	10.63	87,949	-	0.25	1.45	6.30	13.62

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Transportation
2017	82,716	14.17	15.42	1,245,896	0.01	0.25	1.45	16.72	18.16
2016	117,832	12.14	13.05	1,495,148	-	0.25	1.45	10.36	11.73
2015	7,529	11.00	11.68	85,877	-	0.25	1.45	(17.85)	(16.87)
2014	11,198	13.39	14.05	154,677	-	0.25	1.45	17.46	18.87
2013	3,297	11.40	11.82	38,516	-	0.25	1.45	14.00	45.93
Rydex VIF U.S. Government Money Market (d)
2017	3,634,521	7.18	8.19	28,919,971	-	0.25	1.45	(4.32)	(3.17)
2016	1,846,746	7.43	8.56	14,797,960	-	0.25	1.45	(4.36)	(3.19)
2015	3,825,131	7.69	8.95	31,672,345	-	0.25	1.45	(4.38)	(3.21)
2014	3,467,238	7.96	9.36	28,556,051	-	0.25	1.45	(4.29)	(3.23)
2013	906,959	8.24	9.78	7,664,853	-	0.25	1.45	(3.40)	(2.20)
Rydex VIF Utilities
2017	130,835	11.87	13.51	1,686,613	0.90	0.25	1.45	6.17	7.48
2016	41,524	11.18	12.57	471,836	2.62	0.25	1.45	11.24	12.63
2015	5,262	10.05	11.16	57,074	1.93	0.25	1.45	(11.45)	(10.36)
2014	138,913	11.35	12.45	1,700,942	0.69	0.25	1.45	17.62	19.02
2013	5,828	9.65	10.46	60,105	4.10	0.25	1.45	(3.50)	9.99
Rydex VIF Weakening Dollar 2x Strategy
2017	783	4.92	6.18	3,858	-	0.25	1.45	14.02	15.63
2016	849	4.27	5.42	3,606	-	0.25	1.45	(12.72)	(11.76)
2015	5,258	4.84	6.21	25,418	-	0.25	1.45	(20.38)	(19.44)
2014	5,544	6.02	7.80	33,372	-	0.25	1.45	(25.36)	(24.44)
2013	4,767	7.98	10.45	38,036	-	0.25	1.45	(6.12)	4.50

(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Balanced Strategy (b)
2017	25,488	9.91	10.36	252,760	1.42	0.25	1.45	6.44	7.69
2016	29,150	9.31	9.62	272,674	2.21	0.25	1.45	2.20	3.44
2015	28,363	9.11	9.30	259,110	2.25	0.25	1.45	(7.61)	(6.44)
2014	4,328	9.86	9.94	42,967	4.10	0.25	1.45	(1.40)	(0.60)
SEI VP Conservative Strategy (b)
2017	3,529	9.30	9.73	33,421	0.81	0.25	1.45	0.22	1.57
2016	10,826	9.28	9.58	102,721	2.09	0.25	1.45	(0.75)	0.42
2015	4,766	9.35	9.54	44,826	1.97	0.25	1.45	(4.79)	(3.64)
2014	1,646	9.82	9.90	16,274	2.53	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (b)
2017	17,275	8.87	9.27	153,171	1.26	0.25	1.45	(1.99)	(0.86)
2016	16,764	9.05	9.35	151,782	0.63	0.25	1.45	(2.37)	(1.16)
2015	17,703	9.27	9.46	164,148	0.98	0.25	1.45	(4.83)	(3.67)
2014	9,762	9.74	9.82	95,111	1.47	0.25	1.45	(2.60)	(1.80)
SEI VP Market Growth Strategy (b)
2017	1,870	10.17	10.64	19,034	2.75	0.25	1.45	8.77	10.14
2016	-	9.35	9.66	-	-	0.25	1.45	2.75	3.98
2015	-	9.10	9.29	-	5.65	0.25	1.45	(7.89)	(6.73)
2014	18	9.88	9.96	177	4.52	0.25	1.45	(1.20)	(0.40)
SEI VP Market Plus Strategy (b)
2017	7,325	10.72	11.21	81,517	1.42	0.25	1.45	13.20	14.62
2016	7,108	9.47	9.78	69,185	1.93	0.25	1.45	3.38	4.71
2015	6,948	9.16	9.34	64,718	1.23	0.25	1.45	(8.03)	(6.97)
2014	3,128	9.96	10.04	31,363	5.06	0.25	1.45	(0.40)	0.40

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Moderate Strategy (b)
2017	3,387	9.83	10.27	33,293	1.76	0.25	1.45	3.36	4.58
2016	3,287	9.51	9.82	31,271	3.66	0.25	1.45	1.39	2.61
2015	-	9.38	9.57	-	-	0.25	1.45	(5.54)	(4.40)
2014	-	9.93	10.01	-	-	0.25	1.45	(0.70)	0.10
T. Rowe Price Blue Chip Growth
2017	234,213	16.02	20.95	4,533,966	-	0.25	1.45	29.93	31.51
2016	134,419	12.33	15.93	1,998,292	-	0.25	1.45	(3.90)	(2.69)
2015	153,206	12.83	16.37	2,368,088	-	0.25	1.45	5.95	7.20
2014	85,506	12.11	15.27	1,222,080	-	0.25	1.45	4.13	5.38
2013	41,940	11.63	14.49	594,429	-	0.25	1.45	16.30	36.31
T. Rowe Price Equity Income
2017	67,493	12.19	15.47	987,840	1.50	0.25	1.45	10.72	12.02
2016	66,459	11.01	13.81	883,554	1.92	0.25	1.45	13.62	15.08
2015	70,585	9.69	12.00	805,694	1.69	0.25	1.45	(11.10)	(10.11)
2014	60,478	10.90	13.35	787,491	1.75	0.25	1.45	2.44	3.73
2013	42,707	10.64	12.87	546,651	1.17	0.25	1.45	6.40	25.19
T. Rowe Price Health Sciences
2017	42,533	15.96	25.87	781,400	-	0.25	1.45	21.83	23.25
2016	47,126	13.10	20.99	701,054	-	0.25	1.45	(14.66)	(13.59)
2015	114,559	15.35	24.29	1,937,464	-	0.25	1.45	7.57	8.87
2014	41,416	14.27	22.31	808,636	-	0.25	1.45	25.51	27.05
2013	13,908	11.37	17.56	229,774	-	0.25	1.45	13.70	45.73
T. Rowe Price Limited-Term Bond
2017	26,626	8.36	8.47	222,916	1.28	0.25	1.45	(3.56)	(2.42)
2016	32,569	8.58	8.72	280,395	1.45	0.25	1.45	(3.33)	(2.14)
2015	36,751	8.79	9.02	324,277	0.84	0.25	1.45	(4.35)	(3.17)
2014	27,705	9.09	9.43	253,279	0.97	0.25	1.45	(3.97)	(2.86)
2013	23,565	9.37	9.82	220,823	1.39	0.25	1.45	(3.50)	(1.80)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Developing Markets VIP Fund
2017	65,610	10.40	17.89	958,629	1.02	0.25	1.45	34.19	35.94
2016	43,709	7.75	13.16	549,805	0.59	0.25	1.45	12.48	13.64
2015	24,621	6.89	11.58	270,485	2.24	0.25	1.45	(23.19)	(22.18)
2014	27,701	8.97	14.88	393,989	1.65	0.25	1.45	(12.40)	(11.32)
2013	17,004	10.24	16.78	275,966	2.24	0.25	1.45	(4.27)	2.40
Templeton Foreign VIP Fund
2017	61,107	9.78	16.14	962,399	2.20	0.25	1.45	11.64	12.95
2016	42,773	8.76	14.29	605,606	3.86	0.25	1.45	2.46	3.78
2015	2,082	8.55	13.77	28,247	6.63	0.25	1.45	(10.56)	(9.53)
2014	1,611	9.56	15.22	18,077	13.84	0.25	1.45	(15.02)	(13.96)
2013	342	11.25	17.69	5,988	21.91	0.25	1.45	12.50	19.04
Templeton Global Bond VIP Fund
2017	139,762	8.58	9.24	1,256,748	-	0.25	1.45	(2.50)	(1.39)
2016	130,931	8.80	9.37	1,203,018	-	0.25	1.45	(1.57)	(0.32)
2015	127,376	8.94	9.40	1,183,392	8.60	0.25	1.45	(8.50)	(7.39)
2014	91,052	9.77	10.15	914,690	4.19	0.25	1.45	(2.59)	(1.36)
2013	65,506	10.03	10.29	670,035	6.05	0.25	1.45	(1.82)	0.30
Templeton Growth VIP Fund
2017	357	11.08	13.03	3,960	1.62	0.25	1.45	13.29	14.70
2016	5,918	9.78	11.36	65,978	1.76	0.25	1.45	4.82	6.07
2015	6,999	9.33	10.71	73,813	2.02	0.25	1.45	(10.55)	(9.47)
2014	12,173	10.43	11.83	142,503	1.26	0.25	1.45	(7.04)	(5.89)
2013	7,843	11.22	12.57	98,081	-	0.25	1.45	12.20	26.59
Third Avenue Value
2017	1,933	10.52	11.12	20,337	0.85	0.25	1.45	8.57	9.88
2016	1,875	9.69	10.12	18,165	0.80	0.25	1.45	7.43	8.70
2015	1,820	9.02	9.31	16,425	4.04	0.25	1.45	(12.93)	(11.84)
2014	7,096	10.36	10.56	74,128	3.63	0.25	1.45	(0.10)	1.05
2013	6,766	10.37	10.45	70,287	6.94	0.25	1.45	3.70	15.21

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VanEck VIP Global Gold (b)
2017	23,841	7.93	8.71	207,697	7.10	0.25	1.45	7.80	9.28
2016	108,028	7.28	8.08	803,122	0.16	0.25	1.45	41.51	43.16
2015	19,085	5.09	5.71	104,977	-	0.25	1.45	(27.45)	(26.65)
2014	16,533	6.95	7.87	130,115	0.39	0.25	1.45	(10.16)	(9.00)
2013	4,718	7.66	8.76	41,344	-	0.25	1.45	(23.40)	(12.40)
VanEck VIP Global Hard Assets
2017	33,181	5.18	6.85	217,335	-	0.25	1.45	(6.29)	(5.06)
2016	92,026	5.47	7.31	586,007	0.08	0.25	1.45	37.15	38.60
2015	10,504	3.95	5.33	46,644	0.03	0.25	1.45	(36.55)	(35.65)
2014	10,066	6.16	8.40	69,587	-	0.25	1.45	(22.87)	(22.01)
2013	15,913	7.90	10.89	125,605	0.77	0.25	1.45	6.47	8.90
Vanguard VIF Balanced (b)
2017	10,036	11.28	11.57	113,284	0.68	0.65	1.85	9.30	10.61
2016	1,785	10.32	10.46	18,436	-	0.65	1.85	5.74	6.95
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF Capital Growth (b)
2017	27,594	12.71	13.04	351,810	0.93	0.65	1.85	22.68	24.19
2016	13,390	10.36	10.50	138,912	-	0.65	1.85	5.61	6.92
2015	-	9.81	9.82	-	-	0.65	1.85	(1.90)	(1.80)
Vanguard VIF Conservative Allocation (b)
2017	155,171	10.48	10.75	1,627,133	0.92	0.65	1.85	5.65	6.86
2016	47,193	9.92	10.06	468,332	2.69	0.65	1.85	0.92	2.24
2015	-	9.83	9.84	-	-	0.65	1.85	(1.70)	(1.60)
Vanguard VIF Diversified Value (b)
2017	21,910	11.23	11.52	246,959	3.06	0.65	1.85	7.77	9.09
2016	12,111	10.42	10.56	126,140	-	0.65	1.85	7.64	8.87
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF Equity Income (b)
2017	57,757	12.06	12.37	701,831	2.18	0.65	1.85	12.61	14.01
2016	39,356	10.71	10.85	422,616	-	0.65	1.85	9.62	10.94
2015	-	9.77	9.78	-	-	0.65	1.85	(2.30)	(2.20)
Vanguard VIF Equity Index (b)
2017	1,964	12.01	12.32	24,105	1.66	0.65	1.85	15.81	17.22
2016	1,001	10.37	10.51	10,497	-	0.65	1.85	6.58	7.79
2015	-	9.73	9.75	-	-	0.65	1.85	(2.70)	(2.50)
Vanguard VIF Growth (b)
2017	7,641	11.59	11.90	88,798	0.81	0.65	1.85	24.62	26.33
2016	883	9.30	9.42	8,203	-	0.65	1.85	(5.78)	(4.66)
2015	-	9.87	9.88	-	-	0.65	1.85	(1.30)	(1.20)
Vanguard VIF High Yield Bond (b)
2017	41,551	10.55	10.83	447,313	6.20	0.65	1.85	1.93	3.14
2016	33,839	10.35	10.50	350,373	8.78	0.65	1.85	6.05	7.36
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF International (b)
2017	43,225	12.77	13.10	558,355	0.14	0.65	1.85	35.85	37.46
2016	409	9.40	9.53	3,841	2.81	0.65	1.85	(2.89)	(1.75)
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Mid-Cap Index (b)
2017	12,213	11.67	11.98	145,631	4.24	0.65	1.85	13.41	14.86
2016	3,441	10.29	10.43	35,801	0.69	0.65	1.85	5.86	7.08
2015	-	9.72	9.74	-	-	0.65	1.85	(2.80)	(2.60)
Vanguard VIF Moderate Allocation (b)
2017	67,773	10.96	11.24	753,688	3.46	0.65	1.85	9.38	10.63
2016	82	10.02	10.16	833	1.92	0.65	1.85	2.45	3.78
2015	-	9.78	9.79	-	-	0.65	1.85	(2.20)	(2.10)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF REIT Index (b)
2017	12,262	10.43	10.70	128,371	1.58	0.65	1.85	(0.19)	0.94
2016	38,764	10.45	10.60	407,492	1.03	0.65	1.85	3.16	4.54
2015	-	10.13	10.14	-	-	0.65	1.85	1.30	1.40
Vanguard VIF Short Term Investment Grade (b)
2017	27,655	9.42	9.66	266,214	2.47	0.65	1.85	(2.79)	(1.63)
2016	5,620	9.69	9.82	55,105	10.33	0.65	1.85	(2.12)	(0.91)
2015	-	9.90	9.91	-	-	0.65	1.85	(1.00)	(0.90)
Vanguard VIF Small Company Growth (b)
2017	12,252	12.47	12.80	155,776	1.68	0.65	1.85	17.53	19.07
2016	2,288	10.61	10.75	24,552	-	0.65	1.85	9.49	10.82
2015	-	9.69	9.70	-	-	0.65	1.85	(3.10)	(3.00)
Vanguard VIF Total Bond Market Index (b)
2017	102,615	9.54	9.78	998,805	0.81	0.65	1.85	(1.34)	(0.31)
2016	54,207	9.67	9.81	527,472	2.69	0.65	1.85	(2.42)	(1.21)
2015	-	9.91	9.93	-	-	0.65	1.85	(0.90)	(0.70)
Vanguard VIF Total Stock Market Index (b)
2017	42,982	12.00	12.32	519,140	1.75	0.65	1.85	15.16	16.67
2016	33,987	10.42	10.56	355,397	-	0.65	1.85	7.20	8.53
2015	-	9.72	9.73	-	-	0.65	1.85	(2.80)	(2.70)
Virtus Duff & Phelps International Series (b)(c)
2017	116,344	8.45	8.53	985,433	1.79	0.25	1.45	10.88	12.24
2016	53,340	7.55	7.63	403,715	0.79	0.25	1.45	(5.92)	(4.76)
2015	7,389	7.94	8.11	58,654	1.55	0.25	1.45	(14.36)	(13.36)
2014	9,992	9.18	9.47	91,713	4.16	0.25	1.45	(8.15)	(6.97)
2013	4,913	9.89	10.31	48,571	3.29	0.25	1.45	(1.10)	3.10

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Duff & Phelps Real Estate Securities Series (b)(c)
2017	20,752	11.55	11.80	240,819	1.36	0.25	1.45	1.40	2.61
2016	26,388	11.39	11.50	300,939	1.91	0.25	1.45	2.15	3.42
2015	21,616	11.06	11.15	239,880	1.52	0.25	1.45	(2.11)	(0.89)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
2013	-	8.80	9.05	-	-	0.25	1.45	(12.00)	(9.50)
Virtus KAR Small-Cap Growth Series (b)(c)
2017	30,184	17.52	18.32	541,210	-	0.25	1.45	34.67	36.41
2016	17,971	13.01	13.43	239,091	-	0.25	1.45	20.46	21.87
2015	3,166	10.80	11.02	34,777	-	0.25	1.45	(3.66)	(2.48)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00
Virtus Newfleet Multi-Sector Intermediate Bond Series (b)(c)
2017	116,112	9.87	9.97	1,145,914	7.21	0.25	1.45	2.07	3.32
2016	21,033	9.58	9.67	201,632	4.51	0.25	1.45	4.54	5.81
2015	18,543	9.07	9.25	168,573	4.44	0.25	1.45	(5.61)	(4.40)
2014	15,985	9.51	9.80	151,979	5.04	0.25	1.45	(2.49)	(1.34)
2013	2,605	9.66	10.05	25,157	4.91	0.25	1.45	(3.40)	0.50
Virtus Rampart Equity Trend Series (b)(c)
2017	125,281	9.94	10.98	1,245,849	-	0.25	1.45	15.18	16.56
2016	155,934	8.63	9.42	1,345,981	-	0.25	1.45	(5.27)	(4.17)
2015	240,164	9.11	9.83	2,196,987	-	0.25	1.45	(13.32)	(12.15)
2014	372,239	10.51	11.19	3,929,000	0.29	0.25	1.45	(2.23)	(1.06)
2013	120,742	10.75	11.31	1,302,379	0.39	0.25	1.45	7.50	13.10

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Strategic Allocation Series (b)
2017	1,008	10.87	11.72	10,957	1.94	0.25	1.45	13.82	15.13
2016	978	9.55	10.18	9,345	1.70	0.25	1.45	(3.63)	(2.40)
2015	949	9.91	10.43	9,405	1.75	0.25	1.45	(9.50)	(8.35)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
2013	-	10.65	10.94	-	-	0.25	1.45	6.50	9.40
VY Clarion Global Real Estate Portfolio
2017	10,513	10.01	11.00	111,883	3.32	0.25	1.45	5.59	6.90
2016	12,161	9.48	10.29	121,223	0.64	0.25	1.45	(3.85)	(2.83)
2015	12,858	9.86	10.59	131,918	2.28	0.25	1.45	(6.18)	(4.94)
2014	10,497	10.51	11.14	114,649	0.85	0.25	1.45	8.69	9.97
2013	9,347	9.67	10.13	94,494	4.81	0.25	1.45	(3.30)	0.20
VY Clarion Real Estate Portfolio
2017	8,136	11.14	12.76	102,788	3.12	0.25	1.45	0.45	1.67
2016	2,900	11.09	12.55	33,581	1.85	0.25	1.45	(0.45)	0.72
2015	5,139	11.14	12.46	61,114	0.33	0.25	1.45	(1.68)	(0.56)
2014	13,215	11.33	12.53	162,818	1.03	0.25	1.45	24.10	25.68
2013	5,526	9.13	9.97	55,003	2.03	0.25	1.45	(8.70)	(1.38)
Wells Fargo International Equity VT
2017	6,515	11.10	11.28	72,318	2.73	0.25	1.45	18.99	20.32
2016	2,625	9.24	9.48	24,260	3.46	0.25	1.45	(1.25)	0.00
2015	4,194	9.26	9.60	39,437	4.77	0.25	1.45	(2.64)	(1.48)
2014	3,278	9.41	9.86	30,873	5.57	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wells Fargo Omega Growth VT
2017	5,495	13.73	16.72	75,408	0.01	0.25	1.45	28.68	30.22
2016	4,198	10.67	12.84	44,741	-	0.25	1.45	(3.87)	(2.65)
2015	5,414	11.10	13.19	62,615	-	0.25	1.45	(3.06)	(1.93)
2014	20,606	11.45	13.45	257,089	-	0.25	1.45	(0.61)	0.60
2013	7,194	11.52	13.37	89,164	-	0.25	1.45	15.20	35.32
Wells Fargo Opportunity VT
2017	6,761	13.09	16.61	96,595	0.09	0.25	1.45	15.23	16.56
2016	1,279	11.36	14.25	15,828	2.58	0.25	1.45	7.27	8.61
2015	2,306	10.59	13.12	27,033	0.17	0.25	1.45	(7.27)	(6.15)
2014	2,242	11.42	13.98	28,201	0.07	0.25	1.45	5.64	6.88
2013	1,091	10.81	13.08	14,065	0.16	0.25	1.45	8.10	26.50
Western Asset Variable Global High Yield Bond
2017	6,191	9.87	10.44	62,781	4.75	0.25	1.45	3.68	4.92
2016	6,690	9.52	9.95	65,130	7.18	0.25	1.45	10.44	11.67
2015	4,265	8.62	8.91	38,269	13.71	0.25	1.45	(10.21)	(9.08)
2014	480,717	9.60	9.80	4,614,332	0.12	0.25	1.45	(5.79)	(4.67)
2013	2,876	10.19	10.28	29,583	1.30	0.25	1.45	1.90	2.70

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

320